UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22135

Innovator ETFs Trust

(Exact name of registrant as specified in charter)

109 North Hale Street

Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Chapman and Cutler LLP

320 South Canal Street, 27th Floor

Chicago, IL 60606

(Name and address of agent for service)

800-208-5212

Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

(a)

INNOVATOR

Semi-Annual Report

INNOVATOR U.S. EQUITY DEFINED OUTCOME & PREMIUM INCOME ETFS

April 30, 2023
Innovator ETFs Trust

Letter to Shareholders	3
Fund Performance	5
Expense Example	85
Schedules of Investments and Options Written	88
Statements of Assets and Liabilities	168
Statements of Operations	188
Statements of Changes in Net Assets	208
Financial Highlights	228
Notes to Financial Statements	248
Trustees and Officers	279
Board Considerations Regarding Approval of Investment Management Agreement	281
Additional Information	284

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

The 1-year period ended April 30, 2023 was noteworthy in many ways. During this 12-month stretch, investors witnessed a remarkable chain of events:

1.	Accommodative covid-era monetary policy led to the highest inflation in 40 years
2.	High and rising inflation led to tighter monetary policy
3.	Tighter monetary policy led to large bank failures
4.	Bank failures led to heightened stock market volatility

On top of all that, the Federal government reached its debt limit in early 2023 and Congress had still not resolved the matter as of April 30.

While many investors have dealt with the effects of high inflation, bank failures and government debt limits, few have experienced such swift and severe Fed policy tightening out of such an accommodative policy stance. If there’s anything to be learned from this period, it may be the simple reminder that the future remains unknown and the ability to have a better sense of your risk in the middle of the storm is invaluable.

We believe that the Fed is likely to hold interest rates higher for longer than the market has anticipated and that investors will need to learn to factor these higher rates into their thinking. In our estimation, this doesn’t translate to a full-blown “risk-off” sentiment; but to the extent that higher rates create greater market uncertainty, we continue to think investors will do well to be risk aware.

The heightened uncertainty during this period led a large swath of investors to look for ways to maintain market exposure with built-in risk management. Many investors looked to Innovator during this period and we were pleased to offer the industry’s largest and widest-ranging suite of Defined Outcome ETFs™, including the latest addition of our Premium Income Barrier ETFs™. Over this period, while the global equity market was up 2.6%, strong inflows resulted in our assets under management nearly doubling, rising by more than $6.5 billion over the 12-month period.

On behalf of the team at Innovator, thank you for the confidence and trust you’ve place in us and our products over the past year. We’ve worked to earn that trust and intend to work hard to keep it. We wish you the best in good health and prosperity in the coming year.

Bruce Bond,

CEO

3

Letter to Shareholders (Unaudited) (Continued)

The views in this report were those of the Fund’s CEO as of April 30, 2023 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

The Funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. For more information regarding whether an investment in the Fund is right for you, please see Investor Suitability" in the prospectus.

Investing involves risks. Loss of principal is possible.

This material must be preceded by or accompanied with a prospectus. The Funds' investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information, and it may be obtained at innovatoretfs.com. Read it carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC.

4

INNOVATOR U.S. EQUITY BUFFER ETF – JANUARY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF - January from its inception (December 31, 2018) to April 30, 2023 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - January
NAV Return	5.53%	9.62%	9.68%
Market Return	5.44%	9.61%	9.64%
S&P 500® Index - Price Return	0.91%	12.70%	12.47%
S&P 500® Index - Total Return	2.66%	14.52%	14.42%

(a)	Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

5

INNOVATOR U.S. EQUITY BUFFER ETF – JANUARY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJAN.

6

INNOVATOR U.S. EQUITY BUFFER ETF – FEBRUARY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – February from its inception (January 31, 2020) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - February
NAV Return	7.28%	12.38%	9.00%
Market Return	7.11%	12.44%	8.97%
S&P 500® Index - Price Return	0.91%	12.70%	8.23%
S&P 500® Index - Total Return	2.66%	14.52%	10.01%

(a)	Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

7

INNOVATOR U.S. EQUITY BUFFER ETF – FEBRUARY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BFEB.

8

INNOVATOR U.S. EQUITY BUFFER ETF – MARCH

Fund Performance

April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – March from its inception (February 28, 2020) to  April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - March
NAV Return	7.42%	11.01%	10.06%
Market Return	7.45%	10.93%	10.02%
S&P 500® Index - Price Return	0.91%	12.70%	11.48%
S&P 500® Index - Total Return	2.66%	14.52%	13.29%

(a)	Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

9

INNOVATOR U.S. EQUITY BUFFER ETF – MARCH

Fund Performance

April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BMAR.

10

INNOVATOR U.S. EQUITY BUFFER ETF – APRIL

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – April from its inception (March 29, 2019) to April 30, 2023 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - April
NAV Return	7.40%	9.00%	7.86%
Market Return	6.97%	8.42%	7.80%
S&P 500® Index - Price Return	0.91%	12.70%	9.90%
S&P 500® Index - Total Return	2.66%	14.52%	11.77%

(a)	Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

11

INNOVATOR U.S. EQUITY BUFFER ETF – APRIL

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BAPR.

12

INNOVATOR U.S. EQUITY BUFFER ETF – MAY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – May from its inception (April 30, 2020) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - May
NAV Return	0.18%	5.62%	5.62%
Market Return	-0.08%	5.59%	5.59%
S&P 500® Index - Price Return	0.91%	12.70%	12.70%
S&P 500® Index - Total Return	2.66%	14.52%	14.52%

(a)	Inception date is April 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

13

INNOVATOR U.S. EQUITY BUFFER ETF – MAY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BMAY.

14

INNOVATOR U.S. EQUITY BUFFER ETF – JUNE

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – June from its inception (May 31, 2019) to April 30, 2023 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - June
NAV Return	0.11%	6.31%	6.30%
Market Return	0.25%	6.23%	6.30%
S&P 500® Index - Price Return	0.91%	12.70%	11.19%
S&P 500® Index - Total Return	2.66%	14.52%	13.06%

(a)	Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

15

INNOVATOR U.S. EQUITY BUFFER ETF – JUNE

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJUN.

16

INNOVATOR U.S. EQUITY BUFFER ETF – JULY

Fund Performance

April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – July from its inception (August 28, 2018) to April 30, 2023 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - July
NAV Return	6.89%	8.53%	5.75%
Market Return	6.84%	8.35%	5.71%
S&P 500® Index - Price Return	0.91%	12.70%	8.10%
S&P 500® Index - Total Return	2.66%	14.52%	10.00%

(a)	Inception date is August 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com

17

INNOVATOR U.S. EQUITY BUFFER ETF – JULY

Fund Performance

April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJUL.

18

INNOVATOR U.S. EQUITY BUFFER ETF – AUGUST

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – August from its inception (July 31, 2019) to April 30, 2023 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - August
NAV Return	3.90%	8.61%	6.64%
Market Return	3.88%	8.43%	6.60%
S&P 500® Index - Price Return	0.91%	12.70%	9.36%
S&P 500® Index - Total Return	2.66%	14.52%	11.21%

(a)	Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

19

INNOVATOR U.S. EQUITY BUFFER ETF – AUGUST

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BAUG.

20

INNOVATOR U.S. EQUITY BUFFER ETF – SEPTEMBER

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – September from its inception (August 30, 2019) to April 30, 2023 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - September
NAV Return	6.28%	10.12%	8.31%
Market Return	6.20%	9.98%	8.28%
S&P 500® Index - Price Return	0.91%	12.70%	10.13%
S&P 500® Index - Total Return	2.66%	14.52%	11.96%

(a)	Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

21

INNOVATOR U.S. EQUITY BUFFER ETF – SEPTEMBER

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BSEP.

22

INNOVATOR U.S. EQUITY BUFFER ETF – OCTOBER

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – October from its inception (September 28, 2018) to April 30, 2023 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - October
NAV Return	7.47%	11.83%	7.70%
Market Return	7.39%	11.81%	7.65%
S&P 500® Index - Price Return	0.91%	12.70%	8.13%
S&P 500® Index - Total Return	2.66%	14.52%	10.01%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

23

INNOVATOR U.S. EQUITY BUFFER ETF – OCTOBER

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Return shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BOCT.

24

INNOVATOR U.S. EQUITY BUFFER ETF – NOVEMBER

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – November from its inception (October 31, 2019) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - November
NAV Return	6.43%	8.76%	6.70%
Market Return	6.29%	8.59%	6.64%
S&P 500® Index - Price Return	0.91%	12.70%	9.48%
S&P 500® Index - Total Return	2.66%	14.52%	11.30%

(a)	Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

25

INNOVATOR U.S. EQUITY BUFFER ETF – NOVEMBER

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BNOV.

26

INNOVATOR U.S. EQUITY BUFFER ETF – DECEMBER

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Buffer ETF – December from its inception (November 29, 2019) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Buffer ETF - December
NAV Return	7.09%	10.97%	7.93%
Market Return	7.09%	10.74%	7.89%
S&P 500® Index - Price Return	0.91%	12.70%	8.64%
S&P 500® Index - Total Return	2.66%	14.52%	10.42%

(a)	Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

27

INNOVATOR U.S. EQUITY BUFFER ETF – DECEMBER

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BDEC.

28

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JANUARY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – January from its inception (December 31, 2018) to April 30, 2023 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - January
NAV Return	8.61%	7.79%	7.04%
Market Return	8.52%	7.74%	7.01%
S&P 500® Index - Price Return	0.91%	12.70%	12.47%
S&P 500® Index - Total Return	2.66%	14.52%	14.42%

(a)	Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

29

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JANUARY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJAN.

30

INNOVATOR U.S. EQUITY POWER BUFFER ETF – FEBRUARY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – February from its inception (January 31, 2020) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - February
NAV Return	5.94%	8.35%	5.97%
Market Return	5.57%	8.47%	5.93%
S&P 500® Index - Price Return	0.91%	12.70%	8.23%
S&P 500® Index - Total Return	2.66%	14.52%	10.01%

(a)	Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

31

INNOVATOR U.S. EQUITY POWER BUFFER ETF – FEBRUARY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PFEB.

32

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MARCH

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – March from its inception (February 28, 2020) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - March
NAV Return	5.80%	8.04%	7.30%
Market Return	5.36%	7.88%	7.24%
S&P 500® Index - Price Return	0.91%	12.70%	11.48%
S&P 500® Index - Total Return	2.66%	14.52%	13.29%

(a)	Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

33

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MARCH

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PMAR.

34

INNOVATOR U.S. EQUITY POWER BUFFER ETF – APRIL

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – April from its inception (March 29, 2019) to April 30, 2023 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - April
NAV Return	5.79%	6.05%	5.18%
Market Return	5.54%	5.71%	5.17%
S&P 500® Index - Price Return	0.91%	12.70%	9.90%
S&P 500® Index - Total Return	2.66%	14.52%	11.77%

(a)	Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

35

INNOVATOR U.S. EQUITY POWER BUFFER ETF – APRIL

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PAPR.

36

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MAY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – May from its inception (April 30, 2020) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - May
NAV Return	0.19%	3.85%	3.85%
Market Return	-0.14%	3.84%	3.84%
S&P 500® Index - Price Return	0.91%	12.70%	12.70%
S&P 500® Index - Total Return	2.66%	14.52%	14.52%

(a)	Inception date is April 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

37

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MAY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PMAY.

38

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JUNE

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – June from its inception (May 31, 2019) to April 30, 2023 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - June
NAV Return	-0.17%	4.98%	5.17%
Market Return	-0.34%	5.01%	5.14%
S&P 500® Index - Price Return	0.91%	12.70%	11.19%
S&P 500® Index - Total Return	2.66%	14.52%	13.06%

(a)	Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

39

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JUNE

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJUN.

40

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JULY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – July from its inception (August 7, 2018) to April 30, 2023 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - July
NAV Return	9.11%	7.53%	5.49%
Market Return	9.07%	7.41%	5.48%
S&P 500® Index - Price Return	0.91%	12.70%	8.31%
S&P 500® Index - Total Return	2.66%	14.52%	10.22%

(a)	Inception date is August 7, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

41

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JULY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJUL.

42

INNOVATOR U.S. EQUITY POWER BUFFER ETF – AUGUST

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – August from its inception (July 31, 2019) to April 30, 2023 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - August
NAV Return	2.75%	6.32%	5.06%
Market Return	2.73%	6.26%	5.08%
S&P 500® Index - Price Return	0.91%	12.70%	9.36%
S&P 500® Index - Total Return	2.66%	14.52%	11.21%

(a)	Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

43

INNOVATOR U.S. EQUITY POWER BUFFER ETF – AUGUST

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PAUG.

44

INNOVATOR U.S. EQUITY POWER BUFFER ETF – SEPTEMBER

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – September from its inception (August 30, 2019) to April 30, 2023 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - September
NAV Return	8.32%	7.84%	6.57%
Market Return	8.09%	7.65%	6.53%
S&P 500® Index - Price Return	0.91%	12.70%	10.13%
S&P 500® Index - Total Return	2.66%	14.52%	11.96%

(a)	Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

45

INNOVATOR U.S. EQUITY POWER BUFFER ETF – SEPTEMBER

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PSEP.

46

INNOVATOR U.S. EQUITY POWER BUFFER ETF – OCTOBER

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – October from its inception (September 28, 2018) to April 30, 2023 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - October
NAV Return	11.07%	9.95%	6.63%
Market Return	10.73%	9.84%	6.58%
S&P 500® Index - Price Return	0.91%	12.70%	8.13%
S&P 500® Index - Total Return	2.66%	14.52%	10.01%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

47

INNOVATOR U.S. EQUITY POWER BUFFER ETF – OCTOBER

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/POCT.

48

INNOVATOR U.S. EQUITY POWER BUFFER ETF – NOVEMBER

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – November from its inception (October 31, 2019) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - November
NAV Return	10.79%	8.67%	6.90%
Market Return	10.68%	8.57%	6.88%
S&P 500® Index - Price Return	0.91%	12.70%	9.48%
S&P 500® Index - Total Return	2.66%	14.52%	11.30%

(a)	Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

49

INNOVATOR U.S. EQUITY POWER BUFFER ETF – NOVEMBER

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PNOV.

50

INNOVATOR U.S. EQUITY POWER BUFFER ETF – DECEMBER

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Power Buffer ETF – December from its inception (November 29, 2019) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Power Buffer ETF - December
NAV Return	7.11%	7.68%	5.56%
Market Return	6.83%	7.48%	5.49%
S&P 500® Index - Price Return	0.91%	12.70%	8.64%
S&P 500® Index - Total Return	2.66%	14.52%	10.42%

(a)	Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

51

INNOVATOR U.S. EQUITY POWER BUFFER ETF – DECEMBER

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PDEC.

52

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JANUARY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – January from its inception (December 31, 2018) to April 30, 2023 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - January
NAV Return	6.17%	5.43%	5.42%
Market Return	5.68%	5.34%	5.36%
S&P 500® Index - Price Return	0.91%	12.70%	12.47%
S&P 500® Index - Total Return	2.66%	14.52%	14.42%

(a)	Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

53

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JANUARY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJAN.

54

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - FEBRUARY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – February from its inception (January 31, 2020) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - February
NAV Return	-0.50%	4.19%	2.82%
Market Return	-0.62%	4.20%	2.80%
S&P 500® Index - Price Return	0.91%	12.70%	8.23%
S&P 500® Index - Total Return	2.66%	14.52%	10.01%

(a)	Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

55

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - FEBRUARY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UFEB.

56

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - MARCH

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – March from its inception (February 28, 2020) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - March
NAV Return	-0.09%	3.78%	3.52%
Market Return	-0.55%	3.70%	3.46%
S&P 500® Index - Price Return	0.91%	12.70%	11.48%
S&P 500® Index - Total Return	2.66%	14.52%	13.29%

(a)	Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

57

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - MARCH

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UMAR.

58

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - APRIL

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – April from its inception (March 29, 2019) to April 30, 2023 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - April
NAV Return	-0.75%	2.55%	0.79%
Market Return	-1.16%	1.92%	0.74%
S&P 500® Index - Price Return	0.91%	12.70%	9.90%
S&P 500® Index - Total Return	2.66%	14.52%	11.77%

(a)	Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

59

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - APRIL

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UAPR.

60

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - MAY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – May from its inception (April 30, 2020) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - May
NAV Return	0.19%	1.85%	1.85%
Market Return	-0.03%	1.81%	1.81%
S&P 500® Index - Price Return	0.91%	12.70%	12.70%
S&P 500® Index - Total Return	2.66%	14.52%	14.52%

(a)	Inception date is April 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

61

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - MAY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UMAY.

62

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JUNE

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – June from its inception (May 31, 2019) to April 30, 2023 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - June
NAV Return	-1.06%	2.84%	3.41%
Market Return	-1.29%	2.79%	3.37%
S&P 500® Index - Price Return	0.91%	12.70%	11.19%
S&P 500® Index - Total Return	2.66%	14.52%	13.06%

(a)	Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

63

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JUNE

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJUN.

64

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JULY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – July from its inception (August 7, 2018) to April 30, 2023 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - July
NAV Return	4.24%	4.20%	3.26%
Market Return	4.12%	4.14%	3.26%
S&P 500® Index - Price Return	0.91%	12.70%	8.31%
S&P 500® Index - Total Return	2.66%	14.52%	10.22%

(a)	Inception date is August 7, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

65

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JULY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJUL.

66

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - AUGUST

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – August from its inception (July 31, 2019) to April 30, 2023 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - August
NAV Return	-1.92%	3.09%	2.55%
Market Return	-1.98%	3.00%	2.56%
S&P 500® Index - Price Return	0.91%	12.70%	9.36%
S&P 500® Index - Total Return	2.66%	14.52%	11.21%

(a)	Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

67

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - AUGUST

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UAUG.

68

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - SEPTEMBER

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – September from its inception (August 30, 2019) to April 30, 2023 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - September
NAV Return	2.81%	4.16%	3.67%
Market Return	2.50%	4.07%	3.61%
S&P 500® Index - Price Return	0.91%	12.70%	10.13%
S&P 500® Index - Total Return	2.66%	14.52%	11.96%

(a)	Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

69

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - SEPTEMBER

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/USEP.

70

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - OCTOBER

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – October from its inception (September 28, 2018) to April 30, 2023 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - October
NAV Return	5.96%	6.04%	4.23%
Market Return	5.53%	6.05%	4.19%
S&P 500® Index - Price Return	0.91%	12.70%	8.13%
S&P 500® Index - Total Return	2.66%	14.52%	10.01%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

71

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - OCTOBER

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UOCT.

72

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - NOVEMBER

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – November from its inception (October 31, 2019) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - November
NAV Return	5.05%	5.08%	4.12%
Market Return	4.65%	4.95%	4.06%
S&P 500® Index - Price Return	0.91%	12.70%	9.48%
S&P 500® Index - Total Return	2.66%	14.52%	11.30%

(a)	Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

73

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - NOVEMBER

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UNOV.

74

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - DECEMBER

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Ultra Buffer ETF – December from its inception (November 29, 2019) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Equity Ultra Buffer ETF - December
NAV Return	0.92%	3.82%	2.64%
Market Return	0.51%	3.58%	2.59%
S&P 500® Index - Price Return	0.91%	12.70%	8.64%
S&P 500® Index - Total Return	2.66%	14.52%	10.42%

(a)	Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

75

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - DECEMBER

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UDEC.

76

INNOVATOR PREMIUM INCOME 10 BARRIER ETF - APRIL

Fund Performance
April 30, 2023 (Unaudited)

Total Returns As of April 30, 2023
Since Inception (a)
Innovator Premium Income 10 Barrier ETF - April
NAV Return	0.94%
Market Return	1.10%
S&P 500® Index - Price Return	1.46%
S&P 500® Index - Total Return	1.56%

(a) Inception date is March 31, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

77

INNOVATOR PREMIUM INCOME 10 BARRIER ETF - APRIL

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/APRD.

78

INNOVATOR PREMIUM INCOME 20 BARRIER ETF - APRIL

Fund Performance
April 30, 2023 (Unaudited)

Total Returns As of April 30, 2023
Since Inception (a)
Innovator Premium Income 20 Barrier ETF - April
NAV Return	0.69%
Market Return	0.90%
S&P 500® Index - Price Return	1.46%
S&P 500® Index - Total Return	1.56%

(a) Inception date is March 31, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

79

INNOVATOR PREMIUM INCOME 20 BARRIER ETF - APRIL

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/APRH.

80

INNOVATOR PREMIUM INCOME 30 BARRIER ETF - APRIL

Fund Performance
April 30, 2023 (Unaudited)

Total Returns As of April 30, 2023
Since Inception (a)
Innovator Premium Income 30 Barrier ETF - April
NAV Return	0.51%
Market Return	0.59%
S&P 500® Index - Price Return	1.46%
S&P 500® Index - Total Return	1.56%

(a) Inception date is March 31, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

81

INNOVATOR PREMIUM INCOME 30 BARRIER ETF - APRIL

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/APRJ.

82

INNOVATOR PREMIUM INCOME 40 BARRIER ETF - APRIL

Fund Performance
April 30, 2023 (Unaudited)

Total Returns As of April 30, 2023
Since Inception (a)
Innovator Premium Income 40 Barrier ETF - April
NAV Return	0.40%
Market Return	0.35%
S&P 500® Index - Price Return	1.46%
S&P 500® Index - Total Return	1.56%

(a) Inception date is March 31, 2023.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

83

INNOVATOR PREMIUM INCOME 40 BARRIER ETF - APRIL

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/APRQ.

84

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the respective period and held for the entire respective period to April 30, 2023 for each Fund.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

			Expenses Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period
Innovator U.S. Equity Buffer ETF - January (NAV)	$1,000.00	$1,077.20	$4.07	(a)
Innovator U.S. Equity Buffer ETF - February (NAV)	1,000.00	1,095.20	4.10	(a)
Innovator U.S. Equity Buffer ETF - March (NAV)	1,000.00	1,103.80	4.12	(a)
Innovator U.S. Equity Buffer ETF - April (NAV)	1,000.00	1,102.60	4.12	(a)
Innovator U.S. Equity Buffer ETF - May (NAV)	1,000.00	1,039.00	3.99	(a)
Innovator U.S. Equity Buffer ETF - June (NAV)	1,000.00	1,052.10	4.02	(a)
Innovator U.S. Equity Buffer ETF - July (NAV)	1,000.00	1,074.20	4.06	(a)
Innovator U.S. Equity Buffer ETF - August (NAV)	1,000.00	1,062.20	4.04	(a)
Innovator U.S. Equity Buffer ETF - September (NAV)	1,000.00	1,071.50	4.06	(a)
Innovator U.S. Equity Buffer ETF - October (NAV)	1,000.00	1,092.70	4.10	(a)
Innovator U.S. Equity Buffer ETF - November (NAV)	1,000.00	1,076.70	4.07	(a)
Innovator U.S. Equity Buffer ETF - December (NAV)	1,000.00	1,082.00	4.08	(a)
Innovator U.S. Equity Power Buffer ETF - January (NAV)	1,000.00	1,080.40	4.08	(a)
Innovator U.S. Equity Power Buffer ETF - February (NAV)	1,000.00	1,063.20	4.04	(a)
Innovator U.S. Equity Power Buffer ETF - March (NAV)	1,000.00	1,070.60	4.06	(a)
Innovator U.S. Equity Power Buffer ETF - April (NAV)	1,000.00	1,070.30	4.06	(a)
Innovator U.S. Equity Power Buffer ETF - May (NAV)	1,000.00	1,024.60	3.97	(a)
Innovator U.S. Equity Power Buffer ETF - June (NAV)	1,000.00	1,039.40	3.99	(a)
Innovator U.S. Equity Power Buffer ETF - July (NAV)	1,000.00	1,074.90	4.06	(a)
Innovator U.S. Equity Power Buffer ETF - August (NAV)	1,000.00	1,054.20	4.02	(a)
Innovator U.S. Equity Power Buffer ETF - September (NAV)	1,000.00	1,067.20	4.05	(a)
Innovator U.S. Equity Power Buffer ETF - October (NAV)	1,000.00	1,081.60	4.08	(a)
Innovator U.S. Equity Power Buffer ETF - November (NAV)	1,000.00	1,074.30	4.06	(a)
Innovator U.S. Equity Power Buffer ETF - December (NAV)	1,000.00	1,057.80	4.03	(a)
Innovator U.S. Equity Ultra Buffer ETF - January (NAV)	1,000.00	1,066.60	4.05	(a)
Innovator U.S. Equity Ultra Buffer ETF - February (NAV)	1,000.00	1,018.40	3.95	(a)
Innovator U.S. Equity Ultra Buffer ETF - March (NAV)	1,000.00	1,024.40	3.97	(a)
Innovator U.S. Equity Ultra Buffer ETF - April (NAV)	1,000.00	1,015.40	3.95	(a)
Innovator U.S. Equity Ultra Buffer ETF - May (NAV)	1,000.00	1,028.50	3.97	(a)
Innovator U.S. Equity Ultra Buffer ETF - June (NAV)	1,000.00	1,034.60	3.99	(a)
Innovator U.S. Equity Ultra Buffer ETF - July (NAV)	1,000.00	1,073.90	4.06	(a)
Innovator U.S. Equity Ultra Buffer ETF - August (NAV)	1,000.00	1,044.30	4.00	(a)

85

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2023 (Unaudited) (Continued)

			Expenses Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period
Innovator U.S. Equity Ultra Buffer ETF - September (NAV)	1,000.00	1,061.00	4.04	(a)
Innovator U.S. Equity Ultra Buffer ETF - October (NAV)	1,000.00	1,073.50	4.06	(a)
Innovator U.S. Equity Ultra Buffer ETF - November (NAV)	1,000.00	1,064.90	4.04	(a)
Innovator U.S. Equity Ultra Buffer ETF - December (NAV)	1,000.00	1,028.10	3.97	(a)
Innovator Premium Income 10 Barrier ETF - April (NAV)	1,000.00	1,009.40	0.61	(b)
Innovator Premium Income 20 Barrier ETF - April (NAV)	1,000.00	1,006.90	0.61	(b)
Innovator Premium Income 30 Barrier ETF - April (NAV)	1,000.00	1,005.10	0.61	(b)
Innovator Premium Income 40 Barrier ETF - April (NAV)	1,000.00	1,004.00	0.61	(b)

(a)	Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).
(b)	Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 28/365 (to reflect the period since the Fund's inception).

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

86

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2023 (Unaudited) (Continued)

			Expenses Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period
Innovator U.S. Equity Buffer ETF - January (NAV)	$1,000.00	$1,020.88	$3.96	(a)
Innovator U.S. Equity Buffer ETF - February (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Buffer ETF - March (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Buffer ETF - April (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Buffer ETF - May (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Buffer ETF - June (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Buffer ETF - July (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Buffer ETF - August (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Buffer ETF - September (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Buffer ETF - October (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Buffer ETF - November (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Buffer ETF - December (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Power Buffer ETF - January (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Power Buffer ETF - February (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Power Buffer ETF - March (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Power Buffer ETF - April (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Power Buffer ETF - May (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Power Buffer ETF - June (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Power Buffer ETF - July (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Power Buffer ETF - August (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Power Buffer ETF - September (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Power Buffer ETF - October (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Power Buffer ETF - November (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Power Buffer ETF - December (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Ultra Buffer ETF - January (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Ultra Buffer ETF - February (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Ultra Buffer ETF - March (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Ultra Buffer ETF - April (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Ultra Buffer ETF - May (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Ultra Buffer ETF - June (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Ultra Buffer ETF - July (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Ultra Buffer ETF - August (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Ultra Buffer ETF - September (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Ultra Buffer ETF - October (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Ultra Buffer ETF - November (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator U.S. Equity Ultra Buffer ETF - December (NAV)	1,000.00	1,020.88	3.96	(a)
Innovator Premium Income 10 Barrier ETF - April (NAV)	1,000.00	1,020.88	3.96	(b)
Innovator Premium Income 20 Barrier ETF - April (NAV)	1,000.00	1,020.88	3.96	(b)
Innovator Premium Income 30 Barrier ETF - April (NAV)	1,000.00	1,020.88	3.96	(b)
Innovator Premium Income 40 Barrier ETF - April (NAV)	1,000.00	1,020.88	3.96	(b)

(a)	Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).
(b)	For comparative purposes only as the Fund was not in operation for the full six month period.

87

INNOVATOR U.S. EQUITY BUFFER ETF – JANUARY

Schedule of Investments

April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.18% (a)(b)
CALL OPTIONS - 99.27%
SPY SPDR S&P 500® Trust ETF, Expires 12/29/2023, Strike Price $3.84	4,394	$182,759,642	$179,130,286
			179,130,286
PUT OPTIONS - 2.91%
SPY SPDR S&P 500® Trust ETF, Expires 12/29/2023, Strike Price $382.44	4,394	182,759,642	5,252,939
			5,252,939
TOTAL PURCHASED OPTIONS (Cost $176,688,235)			184,383,225
	Principal Amount
SHORT TERM INVESTMENTS - 0.26%
Money Market Deposit Account - 0.26%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$467,208		467,208
TOTAL SHORT TERM INVESTMENTS (Cost $467,208)			467,208

Total Investments (Cost $177,155,443) - 102.44%			184,850,433
Liabilities in Excess of Other Assets - (2.44)%			(4,404,832)
TOTAL NET ASSETS - 100.00%			$180,445,601

Asset Type	% of Net Assets
Purchased Options	102.18%
Short Term Investments	0.26
Total Investments	102.44
Liabilities in Excess of Other Assets	(2.44)
Net Assets	100.00%

Percentages are stated as a percent of net assets

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
88

INNOVATOR U.S. EQUITY BUFFER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/29/2023	$478.31	4,394	$(182,759,642)	$(1,283,883)
					(1,283,883)
Put Options
SPY SPDR S&P 500® Trust ETF	12/29/2023	348.01	4,394	(182,759,642)	(3,007,605)
					(3,007,605)
Total Options Written (Premiums Received $9,707,216)					$(4,291,488)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
89

INNOVATOR U.S. EQUITY BUFFER ETF – FEBRUARY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.09% (a)(b)
CALL OPTIONS - 98.63%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2024, Strike Price $4.08	2,925	$121,659,525	$119,171,783
			119,171,783
PUT OPTIONS - 4.46%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2024, Strike Price $406.49	2,925	121,659,525	5,391,243
			5,391,243
TOTAL PURCHASED OPTIONS (Cost $123,265,128)			124,563,026
	Principal Amount
SHORT TERM INVESTMENTS - 0.27%
Money Market Deposit Account - 0.27%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$331,201		331,201
TOTAL SHORT TERM INVESTMENTS (Cost $331,201)			331,201

Total Investments (Cost $123,596,329) - 103.36%			124,894,227
Liabilities in Excess of Other Assets - (3.36)%			(4,071,218)
TOTAL NET ASSETS - 100.00%			$120,823,009

Asset Type	% of Net Assets
Purchased Options	103.09%
Short Term Investments	0.27
Total Investments	103.36
Liabilities in Excess of Other Assets	(3.36)
Net Assets	100.00%

Percentages are stated as a percent of net assets

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
90

INNOVATOR U.S. EQUITY BUFFER ETF – FEBRUARY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	1/31/2024	$485.66	2,925	$(121,659,525)	$(859,131)
					(859,131)
Put Options
SPY SPDR S&P 500® Trust ETF	1/31/2024	369.90	2,925	(121,659,525)	(3,134,957)
					(3,134,957)
Total Options Written (Premiums Received $5,560,940)					$(3,994,088)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
91

INNOVATOR U.S. EQUITY BUFFER ETF – MARCH

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.47% (a)(b)
CALL OPTIONS - 99.36%
SPY SPDR S&P 500® Trust ETF, Expires 2/29/2024, Strike Price $3.97	2,469	$102,693,117	$100,687,598
			100,687,598
PUT OPTIONS - 4.11%
SPY SPDR S&P 500® Trust ETF, Expires 2/29/2024, Strike Price $396.27	2,469	102,693,117	4,161,993
			4,161,993
TOTAL PURCHASED OPTIONS (Cost $101,655,828)			104,849,591
	Principal Amount
SHORT TERM INVESTMENTS - 0.27%
Money Market Deposit Account - 0.27%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$268,747		268,747
TOTAL SHORT TERM INVESTMENTS (Cost $268,747)			268,747

Total Investments (Cost $101,924,575) - 103.74%			105,118,338
Liabilities in Excess of Other Assets - (3.74)%			(3,788,433)
TOTAL NET ASSETS - 100.00%			$101,329,905

Asset Type	% of Net Assets
Purchased Options	103.47%
Short Term Investments	0.27
Total Investments	103.74
Liabilities in Excess of Other Assets	(3.74)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
92

INNOVATOR U.S. EQUITY BUFFER ETF – MARCH

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	2/29/2024	$480.47	2,469	$(102,693,117)	$(1,223,834)
					(1,223,834)
Put Options
SPY SPDR S&P 500® Trust ETF	2/29/2024	360.60	2,469	(102,693,117)	(2,499,591)
					(2,499,591)
Total Options Written (Premiums Received $4,507,041)					$(3,723,425)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
93

INNOVATOR U.S. EQUITY BUFFER ETF – APRIL

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.92% (a)(b)
CALL OPTIONS - 98.65%
SPY SPDR S&P 500® Trust ETF, Expires 3/28/2024, Strike Price $4.11	4,002	$166,455,186	$162,617,108
			162,617,108
PUT OPTIONS - 5.27%
SPY SPDR S&P 500® Trust ETF, Expires 3/28/2024, Strike Price $409.40	4,002	166,455,186	8,684,980
			8,684,980
TOTAL PURCHASED OPTIONS (Cost $170,019,605)			171,302,088
	Principal Amount
SHORT TERM INVESTMENTS - 0.26%
Money Market Deposit Account - 0.26%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$420,721		420,721
TOTAL SHORT TERM INVESTMENTS (Cost $420,721)			420,721

Total Investments (Cost $170,440,326) - 104.18%			171,722,809
Liabilities in Excess of Other Assets - (4.18)%			(6,879,622)
TOTAL NET ASSETS - 100.00%			$164,843,187

Asset Type	% of Net Assets
Purchased Options	103.92%
Short Term Investments	0.26
Total Investments	104.18
Liabilities in Excess of Other Assets	(4.18)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
94

INNOVATOR U.S. EQUITY BUFFER ETF – APRIL

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/28/2024	$491.84	4,002	$(166,455,186)	$(1,496,548)
					(1,496,548)
Put Options
SPY SPDR S&P 500® Trust ETF	3/28/2024	372.54	4,002	(166,455,186)	(5,288,603)
					(5,288,603)
Total Options Written (Premiums Received $7,850,036)					$(6,785,151)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
95

INNOVATOR U.S. EQUITY BUFFER ETF – MAY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.50% (a)(b)
CALL OPTIONS - 98.48%
SPY SPDR S&P 500® Trust ETF, Expires 4/30/2024, Strike Price $4.17	2,964	$123,281,652	$120,415,464
			120,415,464
PUT OPTIONS - 6.02%
SPY SPDR S&P 500® Trust ETF, Expires 4/30/2024, Strike Price $415.94	2,964	123,281,652	7,365,540
			7,365,540
TOTAL PURCHASED OPTIONS (Cost $127,793,735)			127,781,004
	Principal Amount
SHORT TERM INVESTMENTS - 0.28%
Money Market Deposit Account - 0.28%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$340,480		340,480
TOTAL SHORT TERM INVESTMENTS (Cost $340,480)			340,480

Total Investments (Cost $128,134,215) - 104.78%			128,121,484
Liabilities in Excess of Other Assets - (4.78)%			(5,842,415)
TOTAL NET ASSETS - 100.00%			$122,279,069

Asset Type	% of Net Assets
Purchased Options	104.50%
Short Term Investments	0.28
Total Investments	104.78
Liabilities in Excess of Other Assets	(4.78)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
96

INNOVATOR U.S. EQUITY BUFFER ETF – MAY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	4/30/2024	$496.87	2,964	$(123,281,652)	$(1,158,924)
					(1,158,924)
Put Options
SPY SPDR S&P 500® Trust ETF	4/30/2024	378.50	2,964	(123,281,652)	(4,576,416)
					(4,576,416)
Total Options Written (Premiums Received $5,722,563)					$(5,735,340)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
97

INNOVATOR U.S. EQUITY BUFFER ETF – JUNE

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 99.94% (a)(b)
CALL OPTIONS - 98.80%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2023, Strike Price $4.14	3,457	$143,787,001	$142,293,577
			142,293,577
PUT OPTIONS - 1.14%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2023, Strike Price $412.94	3,457	143,787,001	1,645,532
			1,645,532
TOTAL PURCHASED OPTIONS (Cost $148,536,392)			143,939,109
	Principal Amount
SHORT TERM INVESTMENTS - 0.23%
Money Market Deposit Account - 0.23%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$324,697		324,697
TOTAL SHORT TERM INVESTMENTS (Cost $324,697)			324,697

Total Investments (Cost $148,861,089) - 100.17%			144,263,806
Liabilities in Excess of Other Assets - (0.17)%			(246,167)
TOTAL NET ASSETS - 100.00%			$144,017,639

Asset Type	% of Net Assets
Purchased Options	99.94%
Short Term Investments	0.23
Total Investments	100.17
Liabilities in Excess of Other Assets	(0.17)
Net Assets	100.00%

Percentages are stated as a percent of net assets

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
98

INNOVATOR U.S. EQUITY BUFFER ETF – JUNE

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options	$4
SPY SPDR S&P 500® Trust ETF	5/31/2023	$494.28	3,457	$(143,787,001)	$(17,285)
					(17,285)
Put Options
SPY SPDR S&P 500® Trust ETF	5/31/2023	375.77	3,457	(143,787,001)	(221,248)
					(221,248)
Total Options Written (Premiums Received $6,096,311)					$(238,533)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
99

INNOVATOR U.S. EQUITY BUFFER ETF – JULY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.05% (a)(b)
CALL OPTIONS - 99.49%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $3.78	3,549	$147,613,557	$145,805,590
			145,805,590
PUT OPTIONS - 0.56%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $377.26	3,549	147,613,557	819,109
			819,109
TOTAL PURCHASED OPTIONS (Cost $142,890,833)			146,624,699
	Principal Amount
SHORT TERM INVESTMENTS - 0.24%
Money Market Deposit Account - 0.24%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$351,676		351,676
TOTAL SHORT TERM INVESTMENTS (Cost $351,676)			351,676

Total Investments (Cost $143,242,509) - 100.29%			146,976,375
Liabilities in Excess of Other Assets - (0.29)%			(421,971)
TOTAL NET ASSETS - 100.00%			$146,554,404

Asset Type	% of Net Assets
Purchased Options	100.05%
Short Term Investments	0.24
Total Investments	100.29
Liabilities in Excess of Other Assets	(0.29)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
100

INNOVATOR U.S. EQUITY BUFFER ETF – JULY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	$466.66	3,549	$(147,613,557)	$(30,202)
					(30,202)
Put Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	343.30	3,549	(147,613,557)	(288,215)
					(288,215)
Total Options Written (Premiums Received $8,026,768)					$(318,417)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
101

INNOVATOR U.S. EQUITY BUFFER ETF – AUGUST

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.71% (a)(b)
CALL OPTIONS - 98.29%
SPY SPDR S&P 500® Trust ETF, Expires 7/31/2023, Strike Price $4.13	2,976	$123,780,768	$122,155,098
			122,155,098
PUT OPTIONS - 2.42%
SPY SPDR S&P 500® Trust ETF, Expires 7/31/2023, Strike Price $412.00	2,976	123,780,768	3,008,230
			3,008,230
TOTAL PURCHASED OPTIONS (Cost $128,442,463)			125,163,328
	Principal Amount
SHORT TERM INVESTMENTS - 0.25%
Money Market Deposit Account - 0.25%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$316,283		316,283
TOTAL SHORT TERM INVESTMENTS (Cost $316,283)			316,283

Total Investments (Cost $128,758,746) - 100.96%			125,479,611
Liabilities in Excess of Other Assets - (0.96)%			(1,200,062)
TOTAL NET ASSETS - 100.00%			$124,279,549

Asset Type	% of Net Assets
Purchased Options	100.71%
Short Term Investments	0.25
Total Investments	100.96
Liabilities in Excess of Other Assets	(0.96)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
102

INNOVATOR U.S. EQUITY BUFFER ETF – AUGUST

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	7/31/2023	$504.52	2,976	$(123,780,768)	$(10,207)
					(10,207)
Put Options
SPY SPDR S&P 500® Trust ETF	7/31/2023	374.91	2,976	(123,780,768)	(1,114,156)
					(1,114,156)
Total Options Written (Premiums Received $6,784,563)					$(1,124,363)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
103

INNOVATOR U.S. EQUITY BUFFER ETF – SEPTEMBER

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.74% (a)(b)
CALL OPTIONS - 98.71%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2023, Strike Price $3.96	4,105	$170,739,265	$168,415,834
			168,415,834
PUT OPTIONS - 2.03%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2023, Strike Price $395.19	4,105	170,739,265	3,472,830
			3,472,830
TOTAL PURCHASED OPTIONS (Cost $171,501,741)			171,888,664
	Principal Amount
SHORT TERM INVESTMENTS - 0.22%
Money Market Deposit Account - 0.22%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$381,861		381,861
TOTAL SHORT TERM INVESTMENTS (Cost $381,861)			381,861

Total Investments (Cost $171,883,602) - 100.96%			172,270,525
Liabilities in Excess of Other Assets - (0.96)%			(1,658,905)
TOTAL NET ASSETS - 100.00%			$170,611,620

Asset Type	% of Net Assets
Purchased Options	100.74%
Short Term Investments	0.22
Total Investments	100.96
Liabilities in Excess of Other Assets	(0.96)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
104

INNOVATOR U.S. EQUITY BUFFER ETF – SEPTEMBER

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	8/31/2023	$490.38	4,105	$(170,739,265)	$(73,890)
					(73,890)
Put Options
SPY SPDR S&P 500® Trust ETF	8/31/2023	359.61	4,105	(170,739,265)	(1,559,900)
					(1,559,900)
Total Options Written (Premiums Received $10,639,704)					$(1,633,790)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
105

INNOVATOR U.S. EQUITY BUFFER ETF – OCTOBER

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.14% (a)(b)
CALL OPTIONS - 99.96%
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $3.58	3,668	$152,563,124	$150,195,614
			150,195,614
PUT OPTIONS - 1.18%
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $357.19	3,668	152,563,124	1,764,161
			1,764,161
TOTAL PURCHASED OPTIONS (Cost $141,383,879)			151,959,775
	Principal Amount
SHORT TERM INVESTMENTS - 0.25%
Money Market Deposit Account - 0.25%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$381,691		381,691
TOTAL SHORT TERM INVESTMENTS (Cost $381,691)			381,691

Total Investments (Cost $141,765,570) - 101.39%			152,341,466
Liabilities in Excess of Other Assets - (1.39)%			(2,084,375)
TOTAL NET ASSETS - 100.00%			$150,257,091

Asset Type	% of Net Assets
Purchased Options	101.14%
Short Term Investments	0.25
Total Investments	101.39
Liabilities in Excess of Other Assets	(1.39)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
106

INNOVATOR U.S. EQUITY BUFFER ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/29/2023	$458.80	3,668	$(152,563,124)	$(1,017,284)
					(1,017,284)
Put Options
SPY SPDR S&P 500® Trust ETF	9/29/2023	325.03	3,668	(152,563,124)	(965,234)
					(965,234)
Total Options Written (Premiums Received $8,718,828)					$(1,982,518)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
107

INNOVATOR U.S. EQUITY BUFFER ETF – NOVEMBER

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.27% (a)(b)
CALL OPTIONS - 98.85%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2023, Strike Price $3.87	3,269	$135,967,517	$133,786,047
			133,786,047
PUT OPTIONS - 2.42%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2023, Strike Price $386.22	3,269	135,967,517	3,274,002
			3,274,002
TOTAL PURCHASED OPTIONS (Cost $132,845,565)			137,060,049
	Principal Amount
SHORT TERM INVESTMENTS - 0.22%
Money Market Deposit Account - 0.22%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$296,222		296,222
TOTAL SHORT TERM INVESTMENTS (Cost $296,222)			296,222

Total Investments (Cost $133,141,787) - 101.49%			137,356,271
Liabilities in Excess of Other Assets - (1.49)%			(2,019,582)
TOTAL NET ASSETS - 100.00%			$135,336,689

Asset Type	% of Net Assets
Purchased Options	101.27%
Short Term Investments	0.22
Total Investments	101.49
Liabilities in Excess of Other Assets	(1.49)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
108

INNOVATOR U.S. EQUITY BUFFER ETF – NOVEMBER

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	10/31/2023	$497.01	3,269	$(135,967,517)	$(190,910)
					(190,910)
Put Options
SPY SPDR S&P 500® Trust ETF	10/31/2023	351.45	3,269	(135,967,517)	(1,741,952)
					(1,741,952)
Total Options Written (Premiums Received $8,004,641)					$(1,932,862)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
109

INNOVATOR U.S. EQUITY BUFFER ETF – DECEMBER

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.00% (a)(b)
CALL OPTIONS - 98.16%
SPY SPDR S&P 500® Trust ETF, Expires 11/30/2023, Strike Price $4.09	2,651	$110,263,043	$108,487,112
			108,487,112
PUT OPTIONS - 3.84%
SPY SPDR S&P 500® Trust ETF, Expires 11/30/2023, Strike Price $407.69	2,651	110,263,043	4,240,911
			4,240,911
TOTAL PURCHASED OPTIONS (Cost $112,526,752)			112,728,023
	Principal Amount
SHORT TERM INVESTMENTS - 0.28%
Money Market Deposit Account - 0.28%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$308,672		308,672
TOTAL SHORT TERM INVESTMENTS (Cost $308,672)			308,672

Total Investments (Cost $112,835,424) - 102.28%			113,036,695
Liabilities in Excess of Other Assets - (2.28)%			(2,517,922)
TOTAL NET ASSETS - 100.00%			$110,518,773

Asset Type	% of Net Assets
Purchased Options	102.00%
Short Term Investments	0.28
Total Investments	102.28
Liabilities in Excess of Other Assets	(2.28)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
110

INNOVATOR U.S. EQUITY BUFFER ETF – DECEMBER

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	11/30/2023	$509.60	2,651	$(110,263,043)	$(152,724)
					(152,724)
Put Options
SPY SPDR S&P 500® Trust ETF	11/30/2023	370.99	2,651	(110,263,043)	(2,293,486)
					(2,293,486)
Total Options Written (Premiums Received $6,388,557)					$(2,446,210)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
111

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JANUARY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.19% (a)(b)
CALL OPTIONS - 100.24%
SPY SPDR S&P 500® Trust ETF, Expires 12/29/2023, Strike Price $3.82	16,672	$693,438,496	$679,267,296
			679,267,296
PUT OPTIONS - 2.95%
SPY SPDR S&P 500® Trust ETF, Expires 12/29/2023, Strike Price $382.43	16,672	693,438,496	20,006,400
			20,006,400
TOTAL PURCHASED OPTIONS (Cost $669,563,437)			699,273,696
	Principal Amount
SHORT TERM INVESTMENTS - 0.26%
Money Market Deposit Account - 0.26%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$1,754,483		1,754,483
TOTAL SHORT TERM INVESTMENTS (Cost $1,754,483)			1,754,483

Total Investments (Cost $671,317,920) - 103.45%			701,028,179
Liabilities in Excess of Other Assets - (3.45)%			(23,372,919)
TOTAL NET ASSETS - 100.00%			$677,655,260

Asset Type	% of Net Assets
Purchased Options	103.19%
Short Term Investments	0.26
Total Investments	103.45
Liabilities in Excess of Other Assets	(3.45)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
112

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/29/2023	$454.48	16,672	$(693,438,496)	$(15,004,800)
					(15,004,800)
Put Options
SPY SPDR S&P 500® Trust ETF	12/29/2023	325.07	16,672	(693,438,496)	(7,985,888)
					(7,985,888)
Total Options Written (Premiums Received $36,874,015)					$(22,990,688)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
113

INNOVATOR U.S. EQUITY POWER BUFFER ETF – FEBRUARY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.41% (a)(b)
CALL OPTIONS - 98.89%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2024, Strike Price $4.06	15,237	$633,752,541	$620,542,062
			620,542,062
PUT OPTIONS - 4.52%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2024, Strike Price $406.48	15,237	633,752,541	28,371,294
			28,371,294
TOTAL PURCHASED OPTIONS (Cost $643,787,963)			648,913,356
	Principal Amount
SHORT TERM INVESTMENTS - 0.26%
Money Market Deposit Account - 0.26%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$1,626,541		1,626,541
TOTAL SHORT TERM INVESTMENTS (Cost $1,626,541)			1,626,541

Total Investments (Cost $645,414,504) - 103.67%			650,539,897
Liabilities in Excess of Other Assets - (3.67)%			(23,056,482)
TOTAL NET ASSETS - 100.00%			$627,483,415

Asset Type	% of Net Assets
Purchased Options	103.41%
Short Term Investments	0.26
Total Investments	103.67
Liabilities in Excess of Other Assets	(3.67)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
114

INNOVATOR U.S. EQUITY POWER BUFFER ETF – FEBRUARY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	1/31/2024	$464.77	15,237	$(633,752,541)	$(11,382,039)
					(11,382,039)
Put Options
SPY SPDR S&P 500® Trust ETF	1/31/2024	345.51	15,237	(633,752,541)	(11,366,802)
					(11,366,802)
Total Options Written (Premiums Received $29,267,012)					$(22,748,841)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
115

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MARCH

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.28% (a)(b)
CALL OPTIONS - 100.14%
SPY SPDR S&P 500® Trust ETF, Expires 2/29/2024, Strike Price $3.96	11,000	$457,523,000	$448,598,371
			448,598,371
PUT OPTIONS - 4.14%
SPY SPDR S&P 500® Trust ETF, Expires 2/29/2024, Strike Price $396.26	11,000	457,523,000	18,540,170
			18,540,170
TOTAL PURCHASED OPTIONS (Cost $452,485,416)			467,138,541
	Principal Amount
SHORT TERM INVESTMENTS - 0.26%
Money Market Deposit Account - 0.26%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$1,171,977		1,171,977
TOTAL SHORT TERM INVESTMENTS (Cost $1,171,977)			1,171,977

Total Investments (Cost $453,657,393) - 104.54%			468,310,518
Liabilities in Excess of Other Assets - (4.54)%			(20,340,242)
TOTAL NET ASSETS - 100.00%			$447,970,276

Asset Type	% of Net Assets
Purchased Options	104.28%
Short Term Investments	0.26
Total Investments	104.54
Liabilities in Excess of Other Assets	(4.54)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
116

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MARCH

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	2/29/2024	$459.54	11,000	$(457,523,000)	$(12,231,230)
					(12,231,230)
Put Options
SPY SPDR S&P 500® Trust ETF	2/29/2024	336.82	11,000	(457,523,000)	(7,822,870)
					(7,822,870)
Total Options Written (Premiums Received $20,226,798)					$(20,054,100)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
117

INNOVATOR U.S. EQUITY POWER BUFFER ETF – APRIL

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.10% (a)(b)
CALL OPTIONS - 98.76%
SPY SPDR S&P 500® Trust ETF, Expires 3/28/2024, Strike Price $4.09	16,043	$667,276,499	$651,506,230
			651,506,230
PUT OPTIONS - 5.34%
SPY SPDR S&P 500® Trust ETF, Expires 3/28/2024, Strike Price $409.39	16,043	667,276,499	35,214,385
			35,214,385
TOTAL PURCHASED OPTIONS (Cost $681,732,060)			686,720,615
	Principal Amount
SHORT TERM INVESTMENTS - 0.26%
Money Market Deposit Account - 0.26%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$1,729,876		1,729,876
TOTAL SHORT TERM INVESTMENTS (Cost $1,729,876)			1,729,876

Total Investments (Cost $683,461,936) - 104.36%			688,450,491
Liabilities in Excess of Other Assets - (4.36)%			(28,767,974)
TOTAL NET ASSETS - 100.00%			$659,682,517

Asset Type	% of Net Assets
Purchased Options	104.10%
Short Term Investments	0.26
Total Investments	104.36
Liabilities in Excess of Other Assets	(4.36)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
118

INNOVATOR U.S. EQUITY POWER BUFFER ETF – APRIL

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/28/2024	$470.59	16,043	$(667,276,499)	$(13,620,507)
					(13,620,507)
Put Options
SPY SPDR S&P 500® Trust ETF	3/28/2024	347.98	16,043	(667,276,499)	(14,839,775)
					(14,839,775)
Total Options Written (Premiums Received $30,849,929)					$(28,460,282)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
119

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MAY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.50% (a)(b)
CALL OPTIONS - 98.42%
SPY SPDR S&P 500® Trust ETF, Expires 4/30/2024, Strike Price $4.16	12,035	$500,571,755	$488,681,175
			488,681,175
PUT OPTIONS - 6.08%
SPY SPDR S&P 500® Trust ETF, Expires 4/30/2024, Strike Price $415.93	12,035	500,571,755	30,195,815
			30,195,815
TOTAL PURCHASED OPTIONS (Cost $518,928,346)			518,876,990
	Principal Amount
SHORT TERM INVESTMENTS - 0.25%
Money Market Deposit Account - 0.25%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$1,232,036		1,232,036
TOTAL SHORT TERM INVESTMENTS (Cost $1,232,036)			1,232,036

Total Investments (Cost $520,160,382) - 104.75%			520,109,026
Liabilities in Excess of Other Assets - (4.75)%			(23,576,517)
TOTAL NET ASSETS - 100.00%			$496,532,509

Asset Type	% of Net Assets
Purchased Options	104.50%
Short Term Investments	0.25
Total Investments	104.75
Liabilities in Excess of Other Assets	(4.75)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
120

INNOVATOR U.S. EQUITY POWER BUFFER ETF – MAY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	4/30/2024	$476.32	12,035	$(500,571,755)	$(10,193,645)
					(10,193,645)
Put Options
SPY SPDR S&P 500® Trust ETF	4/30/2024	353.54	12,035	(500,571,755)	(13,130,185)
					(13,130,185)
Total Options Written (Premiums Received $23,272,287)					$(23,323,830)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
121

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JUNE

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 99.87% (a)(b)
CALL OPTIONS - 98.71%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2023, Strike Price $4.13	8,705	$362,067,065	$358,657,142
			358,657,142
PUT OPTIONS - 1.16%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2023, Strike Price $412.93	8,705	362,067,065	4,212,872
			4,212,872
TOTAL PURCHASED OPTIONS (Cost $379,755,987)			362,870,014
	Principal Amount
SHORT TERM INVESTMENTS - 0.27%
Money Market Deposit Account - 0.27%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$963,230		963,230
TOTAL SHORT TERM INVESTMENTS (Cost $963,230)			963,230

Total Investments (Cost $380,719,217) - 100.14%			363,833,244
Liabilities in Excess of Other Assets - (0.14)%			(487,443)
TOTAL NET ASSETS - 100.00%			$363,345,801

Asset Type	% of Net Assets
Purchased Options	99.87%
Short Term Investments	0.27
Total Investments	100.14
Liabilities in Excess of Other Assets	(0.14)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
122

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JUNE

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	5/31/2023	$472.02	8,705	$(362,067,065)	$(12,796)
					(12,796)
Put Options
SPY SPDR S&P 500® Trust ETF	5/31/2023	350.99	8,705	(362,067,065)	(246,613)
					(246,613)
Total Options Written (Premiums Received $21,282,491)					$(259,409)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
123

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JULY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.15% (a)(b)
CALL OPTIONS - 99.59%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $3.77	10,089	$419,631,777	$414,502,126
			414,502,126
PUT OPTIONS - 0.56%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $377.25	10,089	419,631,777	2,327,734
			2,327,734
TOTAL PURCHASED OPTIONS (Cost $407,925,674)			416,829,860
	Principal Amount
SHORT TERM INVESTMENTS - 0.26%
Money Market Deposit Account - 0.26%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$1,072,570		1,072,570
TOTAL SHORT TERM INVESTMENTS (Cost $1,072,570)			1,072,570

Total Investments (Cost $408,998,244) - 100.41%			417,902,430
Liabilities in Excess of Other Assets - (0.41)%			(1,684,410)
TOTAL NET ASSETS - 100.00%			$416,218,020

Asset Type	% of Net Assets
Purchased Options	100.15%
Short Term Investments	0.26
Total Investments	100.41
Liabilities in Excess of Other Assets	(0.41)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
124

INNOVATOR U.S. EQUITY POWER BUFFER ETF – JULY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options	$4
SPY SPDR S&P 500® Trust ETF	6/30/2023	$443.00	10,089	$(419,631,777)	$(923,043)
					(923,043)
Put Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	320.66	10,089	(419,631,777)	(479,530)
					(479,530)
Total Options Written (Premiums Received $24,944,243)					$(1,402,573)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
125

INNOVATOR U.S. EQUITY POWER BUFFER ETF – AUGUST

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.32% (a)(b)
CALL OPTIONS - 97.91%
SPY SPDR S&P 500® Trust ETF, Expires 7/31/2023, Strike Price $4.12	12,518	$520,661,174	$513,835,359
			513,835,359
PUT OPTIONS - 2.41%
SPY SPDR S&P 500® Trust ETF, Expires 7/31/2023, Strike Price $411.99	12,518	520,661,174	12,650,064
			12,650,064
TOTAL PURCHASED OPTIONS (Cost $538,832,260)			526,485,423
	Principal Amount
SHORT TERM INVESTMENTS - 0.26%
Money Market Deposit Account - 0.26%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$1,354,432		1,354,432
TOTAL SHORT TERM INVESTMENTS (Cost $1,354,432)			1,354,432

Total Investments (Cost $540,186,692) - 100.58%			527,839,855
Liabilities in Excess of Other Assets - (0.58)%			(3,036,579)
TOTAL NET ASSETS - 100.00%			$524,803,276

Asset Type	% of Net Assets
Purchased Options	100.32%
Short Term Investments	0.26
Total Investments	100.58
Liabilities in Excess of Other Assets	(0.58)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
126

INNOVATOR U.S. EQUITY POWER BUFFER ETF – AUGUST

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	7/31/2023	$476.22	12,518	$(520,661,174)	$(217,438)
					(217,438)
Put Options
SPY SPDR S&P 500® Trust ETF	7/31/2023	350.19	12,518	(520,661,174)	(2,496,965)
					(2,496,965)
Total Options Written (Premiums Received $28,790,438)					$(2,714,403)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
127

INNOVATOR U.S. EQUITY POWER BUFFER ETF – SEPTEMBER

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.66% (a)(b)
CALL OPTIONS - 98.63%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2023, Strike Price $3.95	15,580	$648,018,940	$639,465,519
			639,465,519
PUT OPTIONS - 2.03%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2023, Strike Price $395.18	15,580	648,018,940	13,196,260
			13,196,260
TOTAL PURCHASED OPTIONS (Cost $649,842,441)			652,661,779
	Principal Amount
SHORT TERM INVESTMENTS - 0.26%
Money Market Deposit Account - 0.26%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$1,665,153		1,665,153
TOTAL SHORT TERM INVESTMENTS (Cost $1,665,153)			1,665,153

Total Investments (Cost $651,507,594) - 100.92%			654,326,932
Liabilities in Excess of Other Assets - (0.92)%			(5,993,743)
TOTAL NET ASSETS - 100.00%			$648,333,189

Asset Type	% of Net Assets
Purchased Options	100.66%
Short Term Investments	0.26
Total Investments	100.92
Liabilities in Excess of Other Assets	(0.92)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
128

INNOVATOR U.S. EQUITY POWER BUFFER ETF – SEPTEMBER

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	8/31/2023	$464.34	15,580	$(648,018,940)	$(1,916,340)
					(1,916,340)
Put Options
SPY SPDR S&P 500® Trust ETF	8/31/2023	335.90	15,580	(648,018,940)	(3,723,620)
					(3,723,620)
Total Options Written (Premiums Received $35,583,673)					$(5,639,960)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
129

INNOVATOR U.S. EQUITY POWER BUFFER ETF – OCTOBER

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.36% (a)(b)
CALL OPTIONS - 102.16%
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $3.57	12,533	$521,285,069	$513,207,927
			513,207,927
PUT OPTIONS - 1.20%
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $357.18	12,533	521,285,069	6,026,744
			6,026,744
TOTAL PURCHASED OPTIONS (Cost $484,261,220)			519,234,671
	Principal Amount
SHORT TERM INVESTMENTS - 0.24%
Money Market Deposit Account - 0.24%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$1,228,086		1,228,086
TOTAL SHORT TERM INVESTMENTS (Cost $1,228,086)			1,228,086

Total Investments (Cost $485,489,306) - 103.60%			520,462,757
Liabilities in Excess of Other Assets - (3.60)%			(18,105,086)
TOTAL NET ASSETS - 100.00%			$502,357,671

Asset Type	% of Net Assets
Purchased Options	103.36%
Short Term Investments	0.24
Total Investments	103.60
Liabilities in Excess of Other Assets	(3.60)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
130

INNOVATOR U.S. EQUITY POWER BUFFER ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/29/2023	$431.22	12,533	$(521,285,069)	$(15,472,365)
					(15,472,365)
Put Options
SPY SPDR S&P 500® Trust ETF	9/29/2023	303.60	12,533	(521,285,069)	(2,309,205)
					(2,309,205)
Total Options Written (Premiums Received $31,160,110)					$(17,781,570)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
131

INNOVATOR U.S. EQUITY POWER BUFFER ETF – NOVEMBER

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.43% (a)(b)
CALL OPTIONS - 98.99%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2023, Strike Price $3.86	19,200	$798,585,600	$785,241,601
			785,241,601
PUT OPTIONS - 2.44%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2023, Strike Price $386.21	19,200	798,585,600	19,334,400
			19,334,400
TOTAL PURCHASED OPTIONS (Cost $781,570,442)			804,576,001
	Principal Amount
SHORT TERM INVESTMENTS - 0.26%
Money Market Deposit Account - 0.26%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$2,033,725		2,033,725
TOTAL SHORT TERM INVESTMENTS (Cost $2,033,725)			2,033,725

Total Investments (Cost $783,604,167) - 101.69%			806,609,726
Liabilities in Excess of Other Assets - (1.69)%			(13,393,844)
TOTAL NET ASSETS - 100.00%			$793,215,882

Asset Type	% of Net Assets
Purchased Options	101.43%
Short Term Investments	0.26
Total Investments	101.69
Liabilities in Excess of Other Assets	(1.69)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
132

INNOVATOR U.S. EQUITY POWER BUFFER ETF – NOVEMBER

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	10/31/2023	$465.46	19,200	$(798,585,600)	$(6,028,800)
					(6,028,800)
Put Options
SPY SPDR S&P 500® Trust ETF	10/31/2023	328.28	19,200	(798,585,600)	(6,892,800)
					(6,892,800)
Total Options Written (Premiums Received $46,671,315)					$(12,921,600)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
133

INNOVATOR U.S. EQUITY POWER BUFFER ETF – DECEMBER

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.58% (a)(b)
CALL OPTIONS - 97.70%
SPY SPDR S&P 500® Trust ETF, Expires 11/30/2023, Strike Price $4.08	17,052	$709,243,836	$697,409,748
			697,409,748
PUT OPTIONS - 3.88%
SPY SPDR S&P 500® Trust ETF, Expires 11/30/2023, Strike Price $407.68	17,052	709,243,836	27,726,552
			27,726,552
TOTAL PURCHASED OPTIONS (Cost $721,485,930)			725,136,300
	Principal Amount
SHORT TERM INVESTMENTS - 0.26%
Money Market Deposit Account - 0.26%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$1,856,852		1,856,852
TOTAL SHORT TERM INVESTMENTS (Cost $1,856,852)			1,856,852

Total Investments (Cost $723,342,782) - 101.84%			726,993,152
Liabilities in Excess of Other Assets - (1.84)%			(13,128,661)
TOTAL NET ASSETS - 100.00%			$713,864,491

Asset Type	% of Net Assets
Purchased Options	101.58%
Short Term Investments	0.26
Total Investments	101.84
Liabilities in Excess of Other Assets	(1.84)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
134

INNOVATOR U.S. EQUITY POWER BUFFER ETF – DECEMBER

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	11/30/2023	$482.61	17,052	$(709,243,836)	$(3,120,516)
					(3,120,516)
Put Options
SPY SPDR S&P 500® Trust ETF	11/30/2023	346.53	17,052	(709,243,836)	(9,634,380)
					(9,634,380)
Total Options Written (Premiums Received $38,000,996)					$(12,754,896)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
135

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JANUARY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.36% (a)(b)
CALL OPTIONS - 101.18%
SPY SPDR S&P 500® Trust ETF, Expires 12/29/2023, Strike Price $3.81	3,754	$156,140,122	$153,050,166
			153,050,166
PUT OPTIONS - 2.18%
SPY SPDR S&P 500® Trust ETF, Expires 12/29/2023, Strike Price $363.31	3,754	156,140,122	3,297,739
			3,297,739
TOTAL PURCHASED OPTIONS (Cost $148,246,414)			156,347,905
	Principal Amount
SHORT TERM INVESTMENTS - 0.25%
Money Market Deposit Account - 0.25%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$384,626		384,626
TOTAL SHORT TERM INVESTMENTS (Cost $384,626)			384,626

Total Investments (Cost $148,631,040) - 103.61%			156,732,531
Liabilities in Excess of Other Assets - (3.61)%			(5,471,710)
TOTAL NET ASSETS - 100.00%			$151,260,821

Asset Type	% of Net Assets
Purchased Options	103.36%
Short Term Investments	0.25
Total Investments	103.61
Liabilities in Excess of Other Assets	(3.61)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
136

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/29/2023	$445.15	3,754	$(156,140,122)	$(4,777,003)
					(4,777,003)
Put Options
SPY SPDR S&P 500® Trust ETF	12/29/2023	248.58	3,754	(156,140,122)	(598,162)
					(598,162)
Total Options Written (Premiums Received $6,084,139)					$(5,375,165)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
137

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – FEBRUARY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.51% (a)(b)
CALL OPTIONS - 99.18%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2024, Strike Price $4.05	2,221	$92,378,053	$90,495,445
			90,495,445
PUT OPTIONS - 3.33%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2024, Strike Price $386.16	2,221	92,378,053	3,039,438
			3,039,438
TOTAL PURCHASED OPTIONS (Cost $92,300,483)			93,534,883
	Principal Amount
SHORT TERM INVESTMENTS - 0.25%
Money Market Deposit Account - 0.25%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$225,448		225,448
TOTAL SHORT TERM INVESTMENTS (Cost $225,448)			225,448

Total Investments (Cost $92,525,931) - 102.76%			93,760,331
Liabilities in Excess of Other Assets - (2.76)%			(2,523,228)
TOTAL NET ASSETS - 100.00%			$91,237,103

Asset Type	% of Net Assets
Purchased Options	102.51%
Short Term Investments	0.25
Total Investments	102.76
Liabilities in Excess of Other Assets	(2.76)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
138

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – FEBRUARY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	1/31/2024	$460.54	2,221	$(92,378,053)	$(1,970,937)
					(1,970,937)
Put Options
SPY SPDR S&P 500® Trust ETF	1/31/2024	264.21	2,221	(92,378,053)	(494,417)
					(494,417)
Total Options Written (Premiums Received $2,938,517)					$(2,465,354)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
139

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MARCH

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.59% (a)(b)
CALL OPTIONS - 100.45%
SPY SPDR S&P 500® Trust ETF, Expires 2/29/2024, Strike Price $3.95	1,787	$74,326,691	$72,878,560
			72,878,560
PUT OPTIONS - 3.14%
SPY SPDR S&P 500® Trust ETF, Expires 2/29/2024, Strike Price $376.45	1,787	74,326,691	2,277,245
			2,277,245
TOTAL PURCHASED OPTIONS (Cost $72,405,242)			75,155,805
	Principal Amount
SHORT TERM INVESTMENTS - 0.29%
Money Market Deposit Account - 0.29%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$210,012		210,012
TOTAL SHORT TERM INVESTMENTS (Cost $210,012)			210,012

Total Investments (Cost $72,615,254) - 103.88%			75,365,817
Liabilities in Excess of Other Assets - (3.88)%			(2,815,275)
TOTAL NET ASSETS - 100.00%			$72,550,542

Asset Type	% of Net Assets
Purchased Options	103.59%
Short Term Investments	0.29
Total Investments	103.88
Liabilities in Excess of Other Assets	(3.88)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
140

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MARCH

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	2/29/2024	$454.43	1,787	$(74,326,691)	$(2,357,500)
					(2,357,500)
Put Options
SPY SPDR S&P 500® Trust ETF	2/29/2024	257.57	1,787	(74,326,691)	(405,970)
					(405,970)
Total Options Written (Premiums Received $2,276,542)					$(2,763,470)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
141

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – APRIL

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.96% (a)(b)
CALL OPTIONS - 98.93%
SPY SPDR S&P 500® Trust ETF, Expires 3/28/2024, Strike Price $4.08	3,728	$155,058,704	$151,494,065
			151,494,065
PUT OPTIONS - 4.03%
SPY SPDR S&P 500® Trust ETF, Expires 3/28/2024, Strike Price $388.92	3,728	155,058,704	6,165,963
			6,165,963
TOTAL PURCHASED OPTIONS (Cost $156,438,919)			157,660,028
	Principal Amount
SHORT TERM INVESTMENTS - 0.28%
Money Market Deposit Account - 0.28%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$429,743		429,743
TOTAL SHORT TERM INVESTMENTS (Cost $429,743)			429,743

Total Investments (Cost $156,868,662) - 103.24%			158,089,771
Liabilities in Excess of Other Assets - (3.24)%			(4,953,133)
TOTAL NET ASSETS - 100.00%			$153,136,638

Asset Type	% of Net Assets
Purchased Options	102.96%
Short Term Investments	0.28
Total Investments	103.24
Liabilities in Excess of Other Assets	(3.24)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
142

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – APRIL

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/28/2024	$465.15	3,728	$(155,058,704)	$(3,806,027)
					(3,806,027)
Put Options
SPY SPDR S&P 500® Trust ETF	3/28/2024	266.10	3,728	(155,058,704)	(1,050,662)
					(1,050,662)
Total Options Written (Premiums Received $5,127,670)					$(4,856,689)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
143

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MAY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.10% (a)(b)
CALL OPTIONS - 98.46%
SPY SPDR S&P 500® Trust ETF, Expires 4/30/2024, Strike Price $4.15	2,362	$98,242,666	$95,963,336
			95,963,336
PUT OPTIONS - 4.64%
SPY SPDR S&P 500® Trust ETF, Expires 4/30/2024, Strike Price $395.13	2,362	98,242,666	4,527,954
			4,527,954
TOTAL PURCHASED OPTIONS (Cost $100,501,442)			100,491,290
	Principal Amount
SHORT TERM INVESTMENTS - 0.29%
Money Market Deposit Account - 0.29%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$282,521		282,521
TOTAL SHORT TERM INVESTMENTS (Cost $282,521)			282,521

Total Investments (Cost $100,783,963) - 103.39%			100,773,811
Liabilities in Excess of Other Assets - (3.39)%			(3,307,493)
TOTAL NET ASSETS - 100.00%			$97,466,318

Asset Type	% of Net Assets
Purchased Options	103.10%
Short Term Investments	0.29
Total Investments	103.39
Liabilities in Excess of Other Assets	(3.39)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
144

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – MAY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	4/30/2024	$470.42	2,362	$(98,242,666)	$(2,423,412)
					(2,423,412)
Put Options
SPY SPDR S&P 500® Trust ETF	4/30/2024	270.35	2,362	(98,242,666)	(803,080)
					(803,080)
Total Options Written (Premiums Received $3,216,314)					$(3,226,492)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
145

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JUNE

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 99.85% (a)(b)
CALL OPTIONS - 99.47%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2023, Strike Price $4.12	2,181	$90,714,333	$89,862,151
			89,862,151
PUT OPTIONS - 0.38%
SPY SPDR S&P 500® Trust ETF, Expires 5/31/2023, Strike Price $392.28	2,181	90,714,333	342,003
			342,003
TOTAL PURCHASED OPTIONS (Cost $90,009,586)			90,204,154
	Principal Amount
SHORT TERM INVESTMENTS - 0.24%
Money Market Deposit Account - 0.24%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$213,917		213,917
TOTAL SHORT TERM INVESTMENTS (Cost $213,917)			213,917

Total Investments (Cost $90,223,503) - 100.09%			90,418,071
Liabilities in Excess of Other Assets - (0.09)%			(75,930)
TOTAL NET ASSETS - 100.00%			$90,342,141

Asset Type	% of Net Assets
Purchased Options	99.85%
Short Term Investments	0.24
Total Investments	100.09
Liabilities in Excess of Other Assets	(0.09)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
146

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JUNE

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	5/31/2023	$462.07	2,181	$(90,714,333)	$(5,584)
					(5,584)
Put Options
SPY SPDR S&P 500® Trust ETF	5/31/2023	268.40	2,181	(90,714,333)	(12,148)
					(12,148)
Total Options Written (Premiums Received $2,598,568)					$(17,732)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
147

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JULY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.61% (a)(b)
CALL OPTIONS - 100.30%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $3.76	1,328	$55,235,504	$54,497,135
			54,497,135
PUT OPTIONS - 0.31%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $358.39	1,328	55,235,504	167,328
			167,328
TOTAL PURCHASED OPTIONS (Cost $52,401,805)			54,664,463
	Principal Amount
SHORT TERM INVESTMENTS - 0.16%
Money Market Deposit Account - 0.16%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$87,132		87,132
TOTAL SHORT TERM INVESTMENTS (Cost $87,132)			87,132

Total Investments (Cost $52,488,937) - 100.77%			54,751,595
Liabilities in Excess of Other Assets - (0.77)%			(419,106)
TOTAL NET ASSETS - 100.00%			$54,332,489

Asset Type	% of Net Assets
Purchased Options	100.61%
Short Term Investments	0.16
Total Investments	100.77
Liabilities in Excess of Other Assets	(0.77)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
148

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – JULY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	$431.61	1,328	$(55,235,504)	$(424,960)
					(424,960)
Put Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	245.21	1,328	(55,235,504)	(6,640)
					(6,640)
Total Options Written (Premiums Received $2,442,944)					$(431,600)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
149

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – AUGUST

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 99.98% (a)(b)
CALL OPTIONS - 98.57%
SPY SPDR S&P 500® Trust ETF, Expires 7/31/2023, Strike Price $4.11	3,097	$128,813,521	$127,091,589
			127,091,589
PUT OPTIONS - 1.41%
SPY SPDR S&P 500® Trust ETF, Expires 7/31/2023, Strike Price $391.39	3,097	128,813,521	1,817,939
			1,817,939
TOTAL PURCHASED OPTIONS (Cost $129,625,428)			128,909,528
	Principal Amount
SHORT TERM INVESTMENTS - 0.22%
Money Market Deposit Account - 0.22%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$281,268		281,268
TOTAL SHORT TERM INVESTMENTS (Cost $281,268)			281,268

Total Investments (Cost $129,906,696) - 100.20%			129,190,796
Liabilities in Excess of Other Assets - (0.20)%			(258,244)
TOTAL NET ASSETS - 100.00%			$128,932,552

Asset Type	% of Net Assets
Purchased Options	99.98%
Short Term Investments	0.22
Total Investments	100.20
Liabilities in Excess of Other Assets	(0.20)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
150

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – AUGUST

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	7/31/2023	$466.17	3,097	$(128,813,521)	$(108,395)
					(108,395)
Put Options
SPY SPDR S&P 500® Trust ETF	7/31/2023	267.79	3,097	(128,813,521)	(133,171)
					(133,171)
Total Options Written (Premiums Received $3,484,307)					$(241,566)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
151

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – SEPTEMBER

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.63% (a)(b)
CALL OPTIONS - 99.34%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2023, Strike Price $3.94	2,630	$109,389,590	$108,029,512
			108,029,512
PUT OPTIONS - 1.29%
SPY SPDR S&P 500® Trust ETF, Expires 8/31/2023, Strike Price $375.42	2,630	109,389,590	1,400,291
			1,400,291
TOTAL PURCHASED OPTIONS (Cost $108,014,550)			109,429,803
	Principal Amount
SHORT TERM INVESTMENTS - 0.26%
Money Market Deposit Account - 0.26%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$280,442		280,442
TOTAL SHORT TERM INVESTMENTS (Cost $280,442)			280,442

Total Investments (Cost $108,294,992) - 100.89%			109,710,245
Liabilities in Excess of Other Assets - (0.89)%			(971,355)
TOTAL NET ASSETS - 100.00%			$108,738,890

Asset Type	% of Net Assets
Purchased Options	100.63%
Short Term Investments	0.26
Total Investments	100.89
Liabilities in Excess of Other Assets	(0.89)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
152

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – SEPTEMBER

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	8/31/2023	$452.16	2,630	$(109,389,590)	$(726,853)
					(726,853)
Put Options
SPY SPDR S&P 500® Trust ETF	8/31/2023	256.87	2,630	(109,389,590)	(174,422)
					(174,422)
Total Options Written (Premiums Received $3,462,844)					$(901,275)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
153

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – OCTOBER

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.13% (a)(b)
CALL OPTIONS - 104.26%
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $3.56	2,413	$100,363,909	$98,811,143
			98,811,143
PUT OPTIONS - 0.87%
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $339.32	2,413	100,363,909	821,554
			821,554
TOTAL PURCHASED OPTIONS (Cost $90,184,429)			99,632,697
	Principal Amount
SHORT TERM INVESTMENTS - 0.22%
Money Market Deposit Account - 0.22%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$211,858		211,858
TOTAL SHORT TERM INVESTMENTS (Cost $211,858)			211,858

Total Investments (Cost $90,396,287) - 105.35%			99,844,555
Liabilities in Excess of Other Assets - (5.35)%			(5,072,009)
TOTAL NET ASSETS - 100.00%			$94,772,546

Asset Type	% of Net Assets
Purchased Options	105.13%
Short Term Investments	0.22
Total Investments	105.35
Liabilities in Excess of Other Assets	(5.35)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
154

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/29/2023	$418.22	2,413	$(100,363,909)	$(4,837,630)
					(4,837,630)
Put Options
SPY SPDR S&P 500® Trust ETF	9/29/2023	232.17	2,413	(100,363,909)	(173,133)
					(173,133)
Total Options Written (Premiums Received $4,647,191)					$(5,010,763)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
155

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – NOVEMBER

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.63% (a)(b)
CALL OPTIONS - 99.91%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2023, Strike Price $3.85	1,238	$51,492,134	$50,668,394
			50,668,394
PUT OPTIONS - 1.72%
SPY SPDR S&P 500® Trust ETF, Expires 10/31/2023, Strike Price $366.90	1,238	51,492,134	872,790
			872,790
TOTAL PURCHASED OPTIONS (Cost $49,805,192)			51,541,184
	Principal Amount
SHORT TERM INVESTMENTS - 0.24%
Money Market Deposit Account - 0.24%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$123,848		123,848
TOTAL SHORT TERM INVESTMENTS (Cost $123,848)			123,848

Total Investments (Cost $49,929,040) - 101.87%			51,665,032
Liabilities in Excess of Other Assets - (1.87)%			(951,240)
TOTAL NET ASSETS - 100.00%			$50,713,792

Asset Type	% of Net Assets
Purchased Options	101.63%
Short Term Investments	0.24
Total Investments	101.87
Liabilities in Excess of Other Assets	(1.87)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
156

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – NOVEMBER

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	10/31/2023	$452.21	1,238	$(51,492,134)	$(776,176)
					(776,176)
Put Options
SPY SPDR S&P 500® Trust ETF	10/31/2023	251.04	1,238	(51,492,134)	(142,531)
					(142,531)
Total Options Written (Premiums Received $2,157,816)					$(918,707)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
157

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – DECEMBER

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.97% (a)(b)
CALL OPTIONS - 98.24%
SPY SPDR S&P 500® Trust ETF, Expires 11/30/2023, Strike Price $4.06	2,459	$102,277,187	$100,637,010
			100,637,010
PUT OPTIONS - 2.73%
SPY SPDR S&P 500® Trust ETF, Expires 11/30/2023, Strike Price $387.30	2,459	102,277,187	2,800,334
			2,800,334
TOTAL PURCHASED OPTIONS (Cost $103,114,995)			103,437,344
	Principal Amount
SHORT TERM INVESTMENTS - 0.27%
Money Market Deposit Account - 0.27%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$276,812		276,812
TOTAL SHORT TERM INVESTMENTS (Cost $276,812)			276,812

Total Investments (Cost $103,391,807) - 101.24%			103,714,156
Liabilities in Excess of Other Assets - (1.24)%			(1,270,747)
TOTAL NET ASSETS - 100.00%			$102,443,409

Asset Type	% of Net Assets
Purchased Options	100.97%
Short Term Investments	0.27
Total Investments	101.24
Liabilities in Excess of Other Assets	(1.24)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
158

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF – DECEMBER

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	11/30/2023	$471.69	2,459	$(102,277,187)	$(796,052)
					(796,052)
Put Options
SPY SPDR S&P 500® Trust ETF	11/30/2023	264.99	2,459	(102,277,187)	(409,694)
					(409,694)
Total Options Written (Premiums Received $2,810,012)					$(1,205,746)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
159

INNOVATOR PREMIUM INCOME 10 BARRIER ETF – APRIL

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 28.87% (a)(b)
PUT OPTIONS - 28.87%
SPX S&P 500® Index, Expires 3/28/2024, Strike Price $3,656.95	75	31,271,100	$891,090
TOTAL PURCHASED OPTIONS (Cost $982,091)			891,090

SHORT TERM INVESTMENTS - 104.81%	Principal Amount
U.S. Treasury Bill - 104.71%
United States Treasury Bill, 2.657%, 6/29/2023 (c)(d)	$71,300		70,726
United States Treasury Bill, 3.228%, 9/28/2023 (c)(d)	71,500		70,080
United States Treasury Bill, 3.031%, 12/28/2023 (c)(d)	71,600		69,514
United States Treasury Bill, 3.271%, 3/21/2024 (c)(d)	3,152,300		3,021,249
			3,231,569
Money Market Deposit Account - 0.10%
U.S. Bank Money Market Deposit Account, 4.800% (e)	2,984		2,984
TOTAL SHORT TERM INVESTMENTS (Cost $3,238,562)			3,234,553

Total Investments (Cost $4,220,653) - 133.68%			4,125,643
Liabilities in Excess of Other Assets - (33.68)%			(1,039,357)
TOTAL NET ASSETS - 100.00%			$3,086,286

Asset Type	% of Net Assets
Purchased Options	28.87%
Short Term Investments	104.81
Total Investments	133.68
Liabilities in Excess of Other Assets	(33.68)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Rate disclosed is the effective yield as of April 30, 2023.
(d)	All or a portion of the security can be pledged as collateral in connection with options written contracts.
(e)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
160

INNOVATOR PREMIUM INCOME 10 BARRIER ETF – APRIL

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Put Options
SPX S&P 500® Index	3/28/2024	$3,698.04	80	$(33,355,840)	$(1,006,590)
XSP S&P 500® Mini Index	3/28/2024	369.80	25	(1,042,375)	(31,462)

Total Options Written (Premiums Received $1,141,770)					$(1,038,052)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
161

INNOVATOR PREMIUM INCOME 20 BARRIER ETF – APRIL

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 32.00% (a)(b)
PUT OPTIONS - 32.00%
SPX S&P 500® Index, Expires 3/28/2024, Strike Price $3,246.05	690	287,694,120	$4,531,741
TOTAL PURCHASED OPTIONS (Cost $5,012,941)			4,531,741

SHORT TERM INVESTMENTS - 103.72%	Principal Amount
U.S. Treasury Bill - 103.61%
United States Treasury Bill, 3.496%, 6/29/2023 (c)(d)	$279,800		277,549
United States Treasury Bill, 4.022%, 9/28/2023 (c)(d)	280,400		274,832
United States Treasury Bill, 3.731%, 12/28/2023 (c)(d)	280,900		272,715
United States Treasury Bill, 4.017%, 3/21/2024 (c)(d)	14,448,600		13,847,930
			14,673,026
Money Market Deposit Account - 0.11%
U.S. Bank Money Market Deposit Account, 4.800% (e)	15,105		15,105
TOTAL SHORT TERM INVESTMENTS (Cost $14,705,521)			14,688,131

Total Investments (Cost $19,718,462) - 135.72%			19,219,872
Liabilities in Excess of Other Assets - (35.72)%			(5,058,743)
TOTAL NET ASSETS - 100.00%			$14,161,129

Asset Type	% of Net Assets
Purchased Options	32.00%
Short Term Investments	103.72
Total Investments	135.72
Liabilities in Excess of Other Assets	(35.72)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Rate disclosed is the effective yield as of April 30, 2023.
(d)	All or a portion of the security can be pledged as collateral in connection with options written contracts.
(e)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
162

INNOVATOR PREMIUM INCOME 20 BARRIER ETF – APRIL

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Put Options
SPX S&P 500® Index	3/28/2024	$3,287.14	713	$(297,283,924)	$(4,974,693)
XSP S&P 500® Mini Index	3/28/2024	328.71	115	(4,794,925)	(80,092)

Total Options Written (Premiums Received $5,582,674)					$(5,054,785)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
163

INNOVATOR PREMIUM INCOME 30 BARRIER ETF – APRIL

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 26.39% (a)(b)
PUT OPTIONS - 26.39%
SPX S&P 500® Index, Expires 3/28/2024, Strike Price $2,835.16	1,935	806,794,380	$6,975,114
TOTAL PURCHASED OPTIONS (Cost $7,991,146)			6,975,114

SHORT TERM INVESTMENTS - 102.57%	Principal Amount
U.S. Treasury Bill - 102.43%
United States Treasury Bill, 3.227%, 6/29/2023 (c)(d)	$430,500		427,037
United States Treasury Bill, 3.861%, 9/28/2023 (c)(d)	431,300		422,735
United States Treasury Bill, 3.632%, 12/28/2023 (c)(d)	432,200		419,607
United States Treasury Bill, 3.889%, 3/21/2024 (c)(d)	26,921,200		25,802,007
			27,071,386
Money Market Deposit Account - 0.14%
U.S. Bank Money Market Deposit Account, 4.800% (e)	35,541		35,541
TOTAL SHORT TERM INVESTMENTS (Cost $27,157,170)			27,106,927

Total Investments (Cost $35,148,316) - 128.96%			34,082,041
Liabilities in Excess of Other Assets - (28.96)%			(7,652,782)
TOTAL NET ASSETS - 100.00%			$26,429,259

Asset Type	% of Net Assets
Purchased Options	26.39%
Short Term Investments	102.57
Total Investments	128.96
Liabilities in Excess of Other Assets	(28.96)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Rate disclosed is the effective yield as of April 30, 2023.
(d)	All or a portion of the security can be pledged as collateral in connection with options written contracts.
(e)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
164

INNOVATOR PREMIUM INCOME 30 BARRIER ETF – APRIL

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Put Options
SPX S&P 500® Index	3/28/2024	$2,876.25	1,978	$(824,723,144)	$(7,561,755)
XSP S&P 500® Mini Index	3/28/2024	287.63	215	(8,964,425)	(82,040)

Total Options Written (Premiums Received $8,698,248)					$(7,643,795)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
165

INNOVATOR PREMIUM INCOME 40 BARRIER ETF – APRIL

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 20.08% (a)(b)
PUT OPTIONS - 20.08%
SPX S&P 500® Index, Expires 3/28/2024, Strike Price $2,424.27	2,400	1,000,675,200	$4,932,456
TOTAL PURCHASED OPTIONS (Cost $5,719,618)			4,932,456

SHORT TERM INVESTMENTS - 101.69%	Principal Amount
U.S. Treasury Bill - 101.53%
United States Treasury Bill, 3.177%, 6/29/2023 (c)(d)	$337,400		334,686
United States Treasury Bill, 3.788%, 9/28/2023 (c)(d)	338,100		331,386
United States Treasury Bill, 3.574%, 12/28/2023 (c)(d)	338,800		328,928
United States Treasury Bill, 3.805%, 3/21/2024 (c)(d)	24,978,500		23,940,071
			24,935,071
Money Market Deposit Account - 0.16%
U.S. Bank Money Market Deposit Account, 4.800% (e)	37,953		37,953
TOTAL SHORT TERM INVESTMENTS (Cost $25,031,517)			24,973,024

Total Investments (Cost $30,751,135) - 121.77%			29,905,480
Liabilities in Excess of Other Assets - (21.77)%			(5,346,524)
TOTAL NET ASSETS - 100.00%			$24,558,956

Asset Type	% of Net Assets
Purchased Options	20.08%
Short Term Investments	101.69
Total Investments	121.77
Liabilities in Excess of Other Assets	(21.77)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Rate disclosed is the effective yield as of April 30, 2023.
(d)	All or a portion of the security can be pledged as collateral in connection with options written contracts.
(e)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
166

INNOVATOR PREMIUM INCOME 40 BARRIER ETF – APRIL

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Put Options
SPX S&P 500® Index	3/28/2024	$2,465.36	2,440	$(1,017,353,120)	$(5,294,874)
XSP S&P 500® Mini Index	3/28/2024	246.54	200	(8,339,000)	(42,672)

Total Options Written (Premiums Received $6,160,738)					$(5,337,546)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
167

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.
168

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - January	Innovator U.S. Equity Buffer ETF - February	Innovator U.S. Equity Buffer ETF - March	Innovator U.S. Equity Buffer ETF - April

$184,850,433	$124,894,227	$105,118,338	$171,722,809
1,728	1,197	970	1,484
152	206	203	203
184,852,313	124,895,630	105,119,511	171,724,496

4,291,488	3,994,088	3,723,425	6,785,151
115,224	78,533	66,181	96,158
4,406,712	4,072,621	3,789,606	6,881,309
$180,445,601	$120,823,009	$101,329,905	$164,843,187

$211,574,300	$122,651,323	$100,791,163	$163,325,126
(31,128,699)	(1,828,314)	538,742	1,518,061
$180,445,601	$120,823,009	$101,329,905	$164,843,187

$180,445,601	$120,823,009	$101,329,905	$164,843,187
5,050,000	3,725,000	2,875,000	4,850,000
$35.73	$32.44	$35.25	$33.99

$177,155,443	$123,596,329	$101,924,575	$170,440,326
9,707,216	5,560,940	4,507,041	7,850,036

The accompanying notes are an integral part of these financial statements.
169

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Receivable for investments sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable for fund shares redeemed
Payable to Adviser
Payable for investments purchased
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.
170

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - May	Innovator U.S. Equity Buffer ETF - June	Innovator U.S. Equity Buffer ETF - July	Innovator U.S. Equity Buffer ETF - August

$128,121,484	$144,263,806	$146,976,375	$125,479,611
1,254	1,376	1,399	1,388
127,766,376	83,265	1,652,575	–
102	144	206	193
255,889,216	144,348,591	148,630,555	125,481,192

5,735,340	238,533	318,417	1,124,363
–	–	1,655,980	–
81,072	92,273	98,166	77,280
127,793,735	146	3,588	–
133,610,147	330,952	2,076,151	1,201,643
$122,279,069	$144,017,639	$146,554,404	$124,279,549

$126,707,267	$146,403,543	$135,619,566	$131,326,019
(4,428,198)	(2,385,904)	10,934,838	(7,046,470)
$122,279,069	$144,017,639	$146,554,404	$124,279,549

$122,279,069	$144,017,639	$146,554,404	$124,279,549
4,050,000	4,475,000	4,425,000	3,900,000
$30.19	$32.18	$33.12	$31.87

$128,134,215	$148,861,089	$143,242,509	$128,758,746
5,722,563	6,096,311	8,026,768	6,784,563

The accompanying notes are an integral part of these financial statements.
171

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Receivable for investments sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Payable for investments purchased
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.
172

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - September	Innovator U.S. Equity Buffer ETF - October	Innovator U.S. Equity Buffer ETF - November	Innovator U.S. Equity Buffer ETF - December

$172,270,525	$152,341,466	$137,356,271	$113,036,695
1,598	1,667	1,323	1,080
83,737	–	–	–
113	101	79	204
172,355,973	152,343,234	137,357,673	113,037,979

1,633,790	1,982,518	1,932,862	2,446,210
109,758	103,625	88,122	72,996
805	–	–	–
1,744,353	2,086,143	2,020,984	2,519,206
$170,611,620	$150,257,091	$135,336,689	$110,518,773

$172,245,212	$137,657,331	$135,760,473	$111,453,846
(1,633,592)	12,599,760	(423,784)	(935,073)
$170,611,620	$150,257,091	$135,336,689	$110,518,773

$170,611,620	$150,257,091	$135,336,689	$110,518,773
5,250,000	4,375,000	4,225,000	3,225,000
$32.50	$34.34	$32.03	$34.27

$171,883,602	$141,765,570	$133,141,787	$112,835,424
10,639,704	8,718,828	8,004,641	6,388,557

The accompanying notes are an integral part of these financial statements.
173

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
ETF variable fee receivable
Receivable for investments sold
Receivable for fund shares sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable for fund shares redeemed
Payable to Adviser
Payable for investments purchased
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.
174

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - January	Innovator U.S. Equity Power Buffer ETF - February	Innovator U.S. Equity Power Buffer ETF - March	Innovator U.S. Equity Power Buffer ETF - April

$701,028,179	$650,539,897	$468,310,518	$688,450,491
6,791	6,243	4,434	5,210
421	–	–	1,859
922,644	85,167	–	159,272
–	–	–	3,718,613
134	183	236	203
701,958,169	650,631,490	468,315,188	692,335,648

22,990,688	22,748,841	20,054,100	28,460,282
841,808	–	–	–
439,981	396,240	290,812	340,012
30,432	2,994	–	3,852,837
24,302,909	23,148,075	20,344,912	32,653,131
$677,655,260	$627,483,415	$447,970,276	$659,682,517

$722,926,559	$629,740,360	$442,308,555	$660,698,069
(45,271,299)	(2,256,945)	5,661,721	(1,015,552)
$677,655,260	$627,483,415	$447,970,276	$659,682,517

$677,655,260	$627,483,415	$447,970,276	$659,682,517
20,125,000	21,200,000	13,775,000	22,175,000
$33.67	$29.60	$32.52	$29.75

$671,317,920	$645,414,504	$453,657,393	$683,461,936
36,874,015	29,267,012	20,226,798	30,849,929

The accompanying notes are an integral part of these financial statements.
175

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
ETF variable fee receivable
Receivable for investments sold
Receivable for fund shares sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Payable for investments purchased
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.
176

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - May	Innovator U.S. Equity Power Buffer ETF - June	Innovator U.S. Equity Power Buffer ETF - July	Innovator U.S. Equity Power Buffer ETF - August

$520,109,026	$363,833,244	$417,902,430	$527,839,855
4,690	3,668	4,315	5,105
19,020	–	–	–
480,906,825	–	–	–
38,039,557	–	–	–
73	225	205	175
1,039,079,191	363,837,137	417,906,950	527,845,135

23,323,830	259,409	1,402,573	2,714,403
294,506	231,927	286,357	327,456
518,928,346	–	–	–
542,546,682	491,336	1,688,930	3,041,859
$496,532,509	$363,345,801	$416,218,020	$524,803,276

$516,411,253	$363,828,941	$389,977,407	$524,992,959
(19,878,744)	(483,140)	26,240,613	(189,683)
$496,532,509	$363,345,801	$416,218,020	$524,803,276

$496,532,509	$363,345,801	$416,218,020	$524,803,276
17,300,000	11,775,000	12,950,000	17,650,000
$28.70	$30.86	$32.14	$29.73

$520,160,382	$380,719,217	$408,998,244	$540,186,692
23,272,287	21,282,491	24,944,243	28,790,438

The accompanying notes are an integral part of these financial statements.
177

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
ETF variable fee receivable
Receivable for investments sold
Receivable for fund shares sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable for fund shares redeemed
Payable to Adviser
Payable for investments purchased
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.
178

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - September	Innovator U.S. Equity Power Buffer ETF - October	Innovator U.S. Equity Power Buffer ETF - November	Innovator U.S. Equity Power Buffer ETF - December

$654,326,932	$520,462,757	$806,609,726	$726,993,152
6,507	4,907	7,894	7,320
–	–	–	794
1,633,735	–	1,676,191	26,773
–	–	–	1,588,130
14	106	97	203
655,967,188	520,467,770	808,293,908	728,616,372

5,639,960	17,781,570	12,921,600	12,754,896
1,552,895	–	1,612,230	–
427,013	328,529	517,267	465,930
14,131	–	26,929	1,531,055
7,633,999	18,110,099	15,078,026	14,751,881
$648,333,189	$502,357,671	$793,215,882	$713,864,491

$624,919,127	$464,933,575	$751,735,795	$690,414,862
23,414,062	37,424,096	41,480,087	23,449,629
$648,333,189	$502,357,671	$793,215,882	$713,864,491

$648,333,189	$502,357,671	$793,215,882	$713,864,491
20,875,000	15,625,000	24,600,000	22,475,000
$31.06	$32.15	$32.24	$31.76

$651,507,594	$485,489,306	$783,604,167	$723,342,782
35,583,673	31,160,110	46,671,315	38,000,996

The accompanying notes are an integral part of these financial statements.
179

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.
180

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - January	Innovator U.S. Equity Ultra Buffer ETF - February	Innovator U.S. Equity Ultra Buffer ETF - March	Innovator U.S. Equity Ultra Buffer ETF - April

$156,732,531	$93,760,331	$75,365,817	$158,089,771
1,494	863	754	2,711
368	203	169	203
156,734,393	93,761,397	75,366,740	158,092,685

5,375,165	2,465,354	2,763,470	4,856,689
98,407	58,940	52,728	99,358
5,473,572	2,524,294	2,816,198	4,956,047
$151,260,821	$91,237,103	$72,550,542	$153,136,638

$174,682,974	$95,055,548	$75,709,136	$155,082,734
(23,422,153)	(3,818,445)	(3,158,594)	(1,946,096)
$151,260,821	$91,237,103	$72,550,542	$153,136,638

$151,260,821	$91,237,103	$72,550,542	$153,136,638
4,800,000	3,400,000	2,500,000	6,075,000
$31.51	$26.83	$29.02	$25.21

$148,631,040	$92,525,931	$72,615,254	$156,868,662
6,084,139	2,938,517	2,276,542	5,127,670

The accompanying notes are an integral part of these financial statements.
181

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
ETF variable fee receivable
Receivable for investments sold
Receivable for fund shares sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable for fund shares redeemed
Payable to Adviser
Payable for investments purchased
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.
182

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - May	Innovator U.S. Equity Ultra Buffer ETF - June	Innovator U.S. Equity Ultra Buffer ETF - July	Innovator U.S. Equity Ultra Buffer ETF - August

$100,773,811	$90,418,071	$54,751,595	$129,190,796
1,979	834	437	1,142
–	–	–	341
100,482,344	–	740,925	1,105
–	–	–	682,182
159	101	199	197
201,258,293	90,419,006	55,493,156	129,875,763

3,226,492	17,732	431,600	241,566
–	–	687,753	–
64,041	59,133	35,455	77,220
100,501,442	–	5,859	624,425
103,791,975	76,865	1,160,667	943,211
$97,466,318	$90,342,141	$54,332,489	$128,932,552

$97,803,807	$87,733,414	$52,864,846	$128,102,761
(337,489)	2,608,727	1,467,643	829,791
$97,466,318	$90,342,141	$54,332,489	$128,932,552

$97,466,318	$90,342,141	$54,332,489	$128,932,552
3,600,000	3,250,000	1,975,000	4,725,000
$27.07	$27.80	$27.51	$27.29

$100,783,963	$90,223,503	$52,488,937	$129,906,696
3,216,314	2,598,568	2,442,944	3,484,307

The accompanying notes are an integral part of these financial statements.
183

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.
184

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - September	Innovator U.S. Equity Ultra Buffer ETF - October	Innovator U.S. E quity Ultra Buffer ETF - November	Innovator U.S. Equity Ultra Buffer ETF - December

$109,710,245	$99,844,555	$51,665,032	$103,714,156
1,029	867	466	1,001
106	102	101	202
109,711,380	99,845,524	51,665,599	103,715,359

901,275	5,010,763	918,707	1,205,746
71,215	62,215	33,100	66,204
972,490	5,072,978	951,807	1,271,950
$108,738,890	$94,772,546	$50,713,792	$102,443,409

$104,206,828	$95,496,483	$52,817,352	$101,689,804
4,532,062	(723,937)	(2,103,560)	753,605
$108,738,890	$94,772,546	$50,713,792	$102,443,409

$108,738,890	$94,772,546	$50,713,792	$102,443,409
3,900,000	3,275,000	1,725,000	3,550,000
$27.88	$28.94	$29.40	$28.86

$108,294,992	$90,396,287	$49,929,040	$103,391,807
3,462,844	4,647,191	2,157,816	2,810,012

The accompanying notes are an integral part of these financial statements.
185

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Due to broker for options
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.
186

INNOVATOR ETFs TRUST

Innovator Premium Income 10 Barrier ETF - April	Innovator Premium Income 20 Barrier ETF - April	Innovator Premium Income 30 Barrier ETF - April	Innovator Premium Income 40 Barrier ETF - April

$4,125,643	$19,219,872	$34,082,041	$29,905,480
6	23	350	527
-	-	286	-
4,125,649	19,219,895	34,082,677	29,906,007

1,038,052	5,054,785	7,643,795	5,337,546
1,262	3,891	9,623	9,354
49	90	-	151
1,039,363	5,058,766	7,653,418	5,347,051
$3,086,286	$14,161,129	$26,429,259	$24,558,956

$3,069,571	$14,107,547	$26,383,888	$24,526,715
16,715	53,582	45,371	32,241
$3,086,286	$14,161,129	$26,429,259	$24,558,956

$3,086,286	$14,161,129	$26,429,259	$24,558,956
125,000	575,000	1,075,000	1,000,000
$24.69	$24.63	$24.59	$24.56

$4,220,653	$19,718,462	$35,148,316	$30,751,135
1,141,770	5,582,674	8,698,248	6,160,738

The accompanying notes are an integral part of these financial statements.
187

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.
188

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - January	Innovator U.S. Equity Buffer ETF - February	Innovator U.S. Equity Buffer ETF - March	Innovator U.S. Equity Buffer ETF - April

$7,350	$4,213	$3,425	$5,413
7,350	4,213	3,425	5,413

639,204	351,170	323,303	488,705
639,204	351,170	323,303	488,705
(631,854)	(346,957)	(319,878)	(483,292)

(17,511,673)	(5,898,515)	(5,886,095)	(13,825,537)
9,901,579	407,783	191,845	6,350,693
335,450	2,170,546	3,009,954	3,452,908
(6,608,061)	2,554,773	2,840,803	4,462,436

16,608,009	7,308,488	9,378,622	10,077,633
9,729,224	1,410,793	(697,506)	2,344,822
12,454,528	7,953,868	8,837,623	12,862,955
$11,822,674	$7,606,911	$8,517,745	$12,379,663

The accompanying notes are an integral part of these financial statements.
189

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.
190

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - May	Innovator U.S. Equity Buffer ETF - June	Innovator U.S. Equity Buffer ETF - July	Innovator U.S. Equity Buffer ETF - August

$8,063	$5,371	$8,013	$5,942
8,063	5,371	8,013	5,942

590,518	396,938	623,617	431,889
590,518	396,938	623,617	431,889
(582,455)	(391,567)	(615,604)	(425,947)

(10,475,878)	(124,455)	(246,566)	(312,585)
(63,807)	(90,631)	3,753,759	(117,716)
8,189,399	309,576	3,111,125	205,623
4,142,809	(4,771)	156,204	47,978

8,898,579	(253,191)	2,038,113	1,444,359
(4,412,084)	4,565,878	4,207,682	5,545,397
6,279,018	4,402,406	13,020,317	6,813,056
$5,696,563	$4,010,839	$12,404,713	$6,387,109

The accompanying notes are an integral part of these financial statements.
191

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.
192

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - September	Innovator U.S. Equity Buffer ETF - October	Innovator U.S. Equity Buffer ETF - November	Innovator U.S. Equity Buffer ETF - December

$8,662	$10,911	$6,786	$5,000
8,662	10,911	6,786	5,000

664,302	844,387	518,558	394,414
664,302	844,387	518,558	394,414
(655,640)	(833,476)	(511,772)	(389,414)

(287,903)	(630,501)	(261,337)	(6,799,239)
252,481	6,845,041	698,460	2,858,339
448,101	4,876,439	488,246	3,205,219
14,345	60,762	(8,814)	911,776

3,786,245	1,410,488	4,221,410	3,948,985
8,164,760	5,837,771	6,078,796	3,514,189
12,378,029	18,400,000	11,216,761	7,639,269
$11,722,389	$17,566,524	$10,704,989	$7,249,855

The accompanying notes are an integral part of these financial statements.
193

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.
194

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - January	Innovator U.S. Equity Power Buffer ETF - February	Innovator U.S. Equity Power Buffer ETF - March	Innovator U.S. Equity Power Buffer ETF - April

$28,022	$19,487	$13,569	$16,308
28,022	19,487	13,569	16,308

2,249,822	1,540,400	1,155,425	1,373,355
2,249,822	1,540,400	1,155,425	1,373,355
(2,221,800)	(1,520,913)	(1,141,856)	(1,357,047)

(45,845,422)	(18,111,524)	(17,330,706)	(33,727,147)
24,281,556	3,091,907	2,144,994	16,781,034
9,870,710	9,421,315	16,891,096	19,475,105
(1,844,114)	8,047,253	145,447	1,097,760

54,427,898	22,268,497	31,332,155	25,143,149
6,179,568	(1,969,045)	(8,871,379)	(3,580,048)
47,070,196	22,748,403	24,311,607	25,189,853
$44,848,396	$21,227,490	$23,169,751	$23,832,806

The accompanying notes are an integral part of these financial statements.
195

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.
196

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - May	Innovator U.S. Equity Power Buffer ETF - June	Innovator U.S. Equity Power Buffer ETF - July	Innovator U.S. Equity Power Buffer ETF - August

$26,516	$19,509	$25,271	$25,359
26,516	19,509	25,271	25,359

1,584,737	1,409,757	1,904,316	1,844,462
1,584,737	1,409,757	1,904,316	1,844,462
(1,558,221)	(1,390,248)	(1,879,045)	(1,819,103)

(31,561,883)	(1,090,233)	(1,425,789)	(2,812,346)
4,435,756	2,345,281	5,830,508	2,241,942
17,694,763	2,860,837	8,086,291	1,953,794
9,612,032	(23,984)	95,489	(18,893)

21,663,742	(1,375,330)	9,986,642	5,307,445
(13,711,922)	12,117,455	14,663,050	19,969,753
8,132,488	14,834,026	37,236,191	26,641,695
$6,574,267	$13,443,778	$35,357,146	$24,822,592

The accompanying notes are an integral part of these financial statements.
197

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.
198

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - September	Innovator U.S. Equity Power Buffer ETF - October	Innovator U.S. Equity Power Buffer ETF - November	Innovator U.S. Equity Power Buffer ETF - December

$32,705	$31,406	$41,521	$30,991
32,705	31,406	41,521	30,991

2,390,969	2,388,906	3,074,642	2,258,314
2,390,969	2,388,906	3,074,642	2,258,314
(2,358,264)	(2,357,500)	(3,033,121)	(2,227,323)

(959,406)	(904,903)	(457,554)	(20,912,318)
3,931,573	15,876,684	3,487,442	5,432,698
3,159,345	7,360,366	2,578,915	9,078,337
5,380	(310,167)	81,641	7,941,179

11,994,938	9,983,602	23,040,940	18,912,221
25,948,835	17,862,904	33,785,571	14,206,184
44,080,665	49,868,486	62,516,955	34,658,301
$41,722,401	$47,510,986	$59,483,834	$32,430,978

The accompanying notes are an integral part of these financial statements.
199

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.
200

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - January	Innovator U.S. Equity Ultra Buffer ETF - February	Innovator U.S. Equity Ultra Buffer ETF - March	Innovator U.S. Equity Ultra Buffer ETF - April

$7,913	$3,149	$4,322	$7,523
7,913	3,149	4,322	7,523

789,329	288,794	322,064	579,626
789,329	288,794	322,064	579,626
(781,416)	(285,645)	(317,742)	(572,103)

(23,323,106)	(4,744,273)	(6,109,840)	(4,355,230)
11,933,880	(50,960)	458,724	1,069,908
6,159,374	1,852,997	2,482,364	4,369,213
1,925,304	413,656	(55,547)	17,500

22,799,276	6,105,420	7,737,870	4,755,579
(6,733,863)	(1,540,734)	(2,598,769)	(2,921,895)
12,760,865	2,036,106	1,914,802	2,935,075
$11,979,449	$1,750,461	$1,597,060	$2,362,972

The accompanying notes are an integral part of these financial statements.
201

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.
202

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - May	Innovator U.S. Equity Ultra Buffer ETF - June	Innovator U.S. Equity Ultra Buffer ETF - July	Innovator U.S. Equity Ultra Buffer ETF - August

$5,897	$4,760	$3,200	$5,344
5,897	4,760	3,200	5,344

366,091	366,459	252,255	408,384
366,091	366,459	252,255	408,384
(360,194)	(361,699)	(249,055)	(403,040)

(4,812,414)	(1,530,323)	(90,507)	(173,698)
4,349,259	1,579,700	998,982	1,317,788
3,233,229	1,150,253	780,387	717,597
966,040	164,908	16,956	(1,793)

2,326,420	2,304,017	1,732,375	1,682,649
(2,903,700)	478,731	1,420,063	1,833,873
3,158,834	4,147,286	4,858,256	5,376,416
$2,798,640	$3,785,587	$4,609,201	$4,973,376

The accompanying notes are an integral part of these financial statements.
203

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.
204

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - September	Innovator U.S. Equity Ultra Buffer ETF - October	Innovator U.S. Equity Ultra Buffer ETF - November	Innovator U.S. Equity Ultra Buffer ETF - December

$7,046	$5,165	$3,160	$4,507
7,046	5,165	3,160	4,507

527,895	411,558	243,394	346,979
527,895	411,558	243,394	346,979
(520,849)	(406,393)	(240,234)	(342,472)

(436,162)	470,905	(106,784)	(4,716,976)
5,066,273	1,014,708	1,028,614	1,350,873
1,713,194	279,863	490,749	2,432,269
(62,601)	(318,903)	(3,819)	831,952

373,742	4,043,042	1,741,949	4,954,246
2,236,945	2,387,309	1,245,125	(693,842)
8,891,391	7,876,924	4,395,834	4,158,522
$8,370,542	$7,470,531	$4,155,600	$3,816,050

The accompanying notes are an integral part of these financial statements.
205

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on March 31, 2023.

The accompanying notes are an integral part of these financial statements.
206

INNOVATOR ETFs TRUST

Innovator Premium Income 10 Barrier ETF – April (a)	Innovator Premium Income 20 Barrier ETF – April (a)	Innovator Premium Income 30 Barrier ETF - April (a)	Innovator Premium Income 40 Barrier ETF – April (a)

$9,269	$28,174	$66,731	$64,039
9,269	28,174	66,731	64,039

1,262	3,891	9,538	9,335
1,262	3,891	9,538	9,335
8,007	24,283	57,193	54,704

(95,010)	(498,590)	(1,066,275)	(845,655)
103,718	527,889	1,054,453	823,192
8,708	29,299	(11,822)	(22,463)
$16,715	$53,582	$45,371	$32,241

The accompanying notes are an integral part of these financial statements.
207

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Buffer ETF - January
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment income/(loss)	$(631,854)	$(1,392,425)
Net realized gain/(loss)	(13,882,705)	13,056,738
Net change in unrealized appreciation/(depreciation)	26,337,233	(34,120,436)
Net Increase/(Decrease) in Net Assets Resulting from Operations	11,822,674	(22,456,123)

Capital Share Transactions:
Proceeds from shares sold	116,354,915	264,258,187
Cost of shares redeemed	(90,395,577)	(249,518,483)
Transaction fees (see Note 5)	27,767	112,606
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	25,987,105	14,852,310
Total Increase/(Decrease) in Net Assets	$37,809,779	$(7,603,813)

Net Assets:
Beginning of the period	$142,635,822	$150,239,635
End of the period	$180,445,601	$142,635,822

Change in Shares Outstanding:
Shares sold	3,475,000	7,225,000
Shares redeemed	(2,725,000)	(7,000,000)
Net Increase/(Decrease)	750,000	225,000

The accompanying notes are an integral part of these financial statements.
208

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - February		Innovator U.S. Equity Buffer ETF - March		Innovator U.S. Equity Buffer ETF - April
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

$(346,957)	$(774,213)	$(319,878)	$(600,313)	$(483,292)	$(945,432)
(765,413)	7,821,581	156,507	8,019,677	440,500	15,010,390
8,719,281	(17,367,260)	8,681,116	(12,682,830)	12,422,455	(20,344,728)
7,606,911	(10,319,892)	8,517,745	(5,263,466)	12,379,663	(6,279,770)

88,230,097	135,143,030	74,164,290	96,744,935	159,444,370	166,719,955
(43,903,853)	(142,224,700)	(58,009,443)	(77,037,963)	(122,598,025)	(167,876,110)
29,618	59,259	22,309	27,371	22,002	75,410
44,355,862	(7,022,411)	16,177,156	19,734,343	36,868,347	(1,080,745)
$51,962,773	$(17,342,303)	$24,694,901	$14,470,877	$49,248,010	$(7,360,515)

$68,860,236	$86,202,539	$76,635,004	$62,164,127	$115,595,177	$122,955,692
$120,823,009	$68,860,236	$101,329,905	$76,635,004	$164,843,187	$115,595,177

2,800,000	4,275,000	2,200,000	2,900,000	4,900,000	5,225,000
(1,400,000)	(4,675,000)	(1,725,000)	(2,325,000)	(3,800,000)	(5,225,000)
1,400,000	(400,000)	475,000	575,000	1,100,000	–

The accompanying notes are an integral part of these financial statements.
209

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Buffer ETF - May
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment income/(loss)	$(582,455)	$(953,058)
Net realized gain/(loss)	1,792,523	3,194,777
Net change in unrealized appreciation/(depreciation)	4,486,495	(10,594,891)
Net Increase/(Decrease) in Net Assets Resulting from Operations	5,696,563	(8,353,172)

Capital Share Transactions:
Proceeds from shares sold	77,972,147	204,029,287
Cost of shares redeemed	(137,268,840)	(102,090,475)
Transaction fees (see Note 5)	20,892	82,306
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(59,275,801)	102,021,118
Total Increase/(Decrease) in Net Assets	$(53,579,238)	$93,667,946

Net Assets:
Beginning of the period	$175,858,307	$82,190,361
End of the period	$122,279,069	$175,858,307

Change in Shares Outstanding:
Shares sold	2,600,000	6,850,000
Shares redeemed	(4,600,000)	(3,325,000)
Net Increase/(Decrease)	(2,000,000)	3,525,000

The accompanying notes are an integral part of these financial statements.
210

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - June		Innovator U.S. Equity Buffer ETF - July		Innovator U.S. Equity Buffer ETF - August
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

$(391,567)	$(572,372)	$(615,604)	$(878,306)	$(425,947)	$(814,052)
89,719	1,223,060	6,774,522	2,774,257	(176,700)	(4,127,848)
4,312,687	(7,842,938)	6,245,795	(2,189,108)	6,989,756	(7,326,167)
4,010,839	(7,192,250)	12,404,713	(293,157)	6,387,109	(12,268,067)

70,482,473	110,271,314	25,355,708	230,534,290	29,007,500	202,934,790
(6,985,522)	(108,154,937)	(61,564,135)	(243,100,360)	(13,886,000)	(174,555,855)
35,613	41,315	17,007	134,739	17,253	107,383
63,532,564	2,157,692	(36,191,420)	(12,431,331)	15,138,753	28,486,318
$67,543,403	$(5,034,558)	$(23,786,707)	$(12,724,488)	$21,525,862	$16,218,251

$76,474,236	$81,508,794	$170,341,111	$183,065,599	$102,753,687	$86,535,436
$144,017,639	$76,474,236	$146,554,404	$170,341,111	$124,279,549	$102,753,687

2,200,000	3,475,000	800,000	7,675,000	925,000	6,475,000
(225,000)	(3,375,000)	(1,900,000)	(7,750,000)	(450,000)	(5,700,000)
1,975,000	100,000	(1,100,000)	(75,000)	475,000	775,000

The accompanying notes are an integral part of these financial statements.
211

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Buffer ETF - September
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment income/(loss)	$(655,640)	$(1,134,048)
Net realized gain/(loss)	427,024	(4,631,759)
Net change in unrealized appreciation/(depreciation)	11,951,005	(5,490,910)
Net Increase/(Decrease) in Net Assets Resulting from Operations	11,722,389	(11,256,717)

Capital Share Transactions:
Proceeds from shares sold	8,428,514	163,473,610
Cost of shares redeemed	(15,594,348)	(143,014,130)
Transaction fees (see Note 5)	6,535	96,491
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(7,159,299)	20,555,971
Total Increase/(Decrease) in Net Assets	$4,563,090	$9,299,254

Net Assets:
Beginning of the period	$166,048,530	$156,749,276
End of the period	$170,611,620	$166,048,530

Change in Shares Outstanding:
Shares sold	275,000	5,325,000
Shares redeemed	(500,000)	(4,650,000)
Net Increase/(Decrease)	(225,000)	675,000

The accompanying notes are an integral part of these financial statements.
212

INNOVATOR ETFs TRUST

Innovator U.S. Equity Buffer ETF - October		Innovator U.S. Equity Buffer ETF - November		Innovator U.S. Equity Buffer ETF - December
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

$(833,476)	$(855,125)	$(511,772)	$(581,542)	$(389,414)	$(675,337)
11,151,741	(7,332,877)	916,555	(5,982,250)	176,095	(23,982,674)
7,248,259	6,119,513	10,300,206	(6,493)	7,463,174	17,117,793
17,566,524	(2,068,489)	10,704,989	(6,570,285)	7,249,855	(7,540,218)

16,141,248	235,324,437	78,314,717	106,444,640	112,467,558	97,437,537
(109,763,495)	(118,936,245)	(15,434,880)	(68,807,962)	(112,967,005)	(44,121,098)
10,933	107,477	41,436	45,349	46,350	71,769
(93,611,314)	116,495,669	62,921,273	37,682,027	(453,097)	53,388,208
$(76,044,790)	$114,427,180	$73,626,262	$31,111,742	$6,796,758	$45,847,990

$226,301,881	$111,874,701	$61,710,427	$30,598,685	$103,722,015	$57,874,025
$150,257,091	$226,301,881	$135,336,689	$61,710,427	$110,518,773	$103,722,015

500,000	7,700,000	2,650,000	3,400,000	3,450,000	2,950,000
(3,325,000)	(3,800,000)	(500,000)	(2,275,000)	(3,500,000)	(1,375,000)
(2,825,000)	3,900,000	2,150,000	1,125,000	(50,000)	1,575,000

The accompanying notes are an integral part of these financial statements.
213

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Power Buffer ETF - January
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment income/(loss)	$(2,221,800)	$(3,796,381)
Net realized gain/(loss)	(13,537,270)	15,210,957
Net change in unrealized appreciation/(depreciation)	60,607,466	(44,822,152)
Net Increase/(Decrease) in Net Assets Resulting from Operations	44,848,396	(33,407,576)

Capital Share Transactions:
Proceeds from shares sold	492,542,832	712,865,811
Cost of shares redeemed	(308,697,203)	(525,540,307)
Transaction fees (see Note 5)	166,726	315,853
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	184,012,355	187,641,357
Total Increase/(Decrease) in Net Assets	$228,860,751	$154,233,781

Net Assets:
Beginning of the period	$448,794,509	$294,560,728
End of the period	$677,655,260	$448,794,509

Change in Shares Outstanding:
Shares sold	15,400,000	21,850,000
Shares redeemed	(9,675,000)	(16,350,000)
Net Increase/(Decrease)	5,725,000	5,500,000

The accompanying notes are an integral part of these financial statements.
214

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - February		Innovator U.S. Equity Power Buffer ETF - March		Innovator U.S. Equity Power Buffer ETF - April
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

$(1,520,913)	$(1,885,754)	$(1,141,856)	$(1,510,280)	$(1,357,047)	$(2,101,003)
2,448,951	14,300,856	1,850,831	12,019,910	3,626,752	19,162,390
20,299,452	(26,967,492)	22,460,776	(18,335,339)	21,563,101	(30,248,501)
21,227,490	(14,552,390)	23,169,751	(7,825,709)	23,832,806	(13,187,114)

522,339,360	346,725,900	489,466,240	287,366,113	686,484,638	388,545,420
(155,708,140)	(263,323,423)	(291,104,257)	(171,226,173)	(359,366,249)	(309,481,353)
209,201	158,673	143,354	106,314	197,382	153,742
366,840,421	83,561,150	198,505,337	116,246,254	327,315,771	79,217,809
$388,067,911	$69,008,760	$221,675,088	$108,420,545	$351,148,577	$66,030,695

$239,415,504	$170,406,744	$226,295,188	$117,874,643	$308,533,940	$242,503,245
$627,483,415	$239,415,504	$447,970,276	$226,295,188	$659,682,517	$308,533,940

17,975,000	11,950,000	15,600,000	9,175,000	23,400,000	13,500,000
(5,375,000)	(9,225,000)	(9,275,000)	(5,500,000)	(12,325,000)	(10,750,000)
12,600,000	2,725,000	6,325,000	3,675,000	11,075,000	2,750,000

The accompanying notes are an integral part of these financial statements.
215

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Power Buffer ETF - May
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment income/(loss)	$(1,558,221)	$(2,391,922)
Net realized gain/(loss)	180,668	6,944,927
Net change in unrealized appreciation/(depreciation)	7,951,820	(20,808,950)
Net Increase/(Decrease) in Net Assets Resulting from Operations	6,574,267	(16,255,945)

Capital Share Transactions:
Proceeds from shares sold	469,552,208	500,467,810
Cost of shares redeemed	(372,750,395)	(330,230,175)
Transaction fees (see Note 5)	189,266	205,825
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	96,991,079	170,443,460
Total Increase/(Decrease) in Net Assets	$103,565,346	$154,187,515

Net Assets:
Beginning of the period	$392,967,163	$238,779,648
End of the period	$496,532,509	$392,967,163

Change in Shares Outstanding:
Shares sold	16,375,000	17,475,000
Shares redeemed	(13,100,000)	(11,350,000)
Net Increase/(Decrease)	3,275,000	6,125,000

The accompanying notes are an integral part of these financial statements.
216

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - June		Innovator U.S. Equity Power Buffer ETF - July		Innovator U.S. Equity Power Buffer ETF - August
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

$(1,390,248)	$(1,761,840)	$(1,879,045)	$(2,106,388)	$(1,819,103)	$(1,824,122)
4,091,901	3,543,572	12,586,499	4,290,213	1,364,497	(84,441)
10,742,125	(13,409,199)	24,649,692	850,402	25,277,198	(15,632,726)
13,443,778	(11,627,467)	35,357,146	3,034,227	24,822,592	(17,541,289)

50,492,018	428,015,688	45,831,027	552,054,235	120,712,688	490,066,589
(44,984,695)	(225,145,245)	(168,830,145)	(270,255,030)	(56,578,418)	(222,920,795)
29,414	156,573	31,818	239,304	74,620	175,874
5,536,737	203,027,016	(122,967,300)	282,038,509	64,208,890	267,321,668
$18,980,515	$191,399,549	$(87,610,154)	$285,072,736	$89,031,482	$249,780,379

$344,365,286	$152,965,737	$503,828,174	$218,755,438	$435,771,794	$185,991,415
$363,345,801	$344,365,286	$416,218,020	$503,828,174	$524,803,276	$435,771,794

1,650,000	14,200,000	1,525,000	18,800,000	4,125,000	16,900,000
(1,475,000)	(7,400,000)	(5,425,000)	(9,150,000)	(1,925,000)	(7,650,000)
175,000	6,800,000	(3,900,000)	9,650,000	2,200,000	9,250,000

The accompanying notes are an integral part of these financial statements.
217

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Power Buffer ETF - September
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment income/(loss)	$(2,358,264)	$(2,337,158)
Net realized gain/(loss)	6,136,892	254,036
Net change in unrealized appreciation/(depreciation)	37,943,773	(9,218,889)
Net Increase/(Decrease) in Net Assets Resulting from Operations	41,722,401	(11,302,011)

Capital Share Transactions:
Proceeds from shares sold	140,199,542	502,832,858
Cost of shares redeemed	(80,806,880)	(248,135,755)
Transaction fees (see Note 5)	74,997	275,109
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	59,467,659	254,972,212
Total Increase/(Decrease) in Net Assets	$101,190,060	$243,670,201

Net Assets:
Beginning of the period	$547,143,129	$303,472,928
End of the period	$648,333,189	$547,143,129

Change in Shares Outstanding:
Shares sold	4,750,000	17,200,000
Shares redeemed	(2,675,000)	(8,525,000)
Net Increase/(Decrease)	2,075,000	8,675,000

The accompanying notes are an integral part of these financial statements.
218

INNOVATOR ETFs TRUST

Innovator U.S. Equity Power Buffer ETF - October		Innovator U.S. Equity Power Buffer ETF - November		Innovator U.S. Equity Power B uffer ETF - December
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

$(2,357,500)	$(1,880,912)	$(3,033,121)	$(1,529,342)	$(2,227,323)	$(1,646,227)
22,021,980	(3,616,433)	5,690,444	(3,521,983)	1,539,896	(46,947,377)
27,846,506	15,460,475	56,826,511	(51,911)	33,118,405	40,595,743
47,510,986	9,963,130	59,483,834	(5,103,236)	32,430,978	(7,997,861)

47,637,730	678,118,137	483,111,885	417,456,003	649,554,484	150,588,793
(242,321,525)	(248,418,882)	(67,014,896)	(174,482,237)	(176,346,185)	(43,274,947)
42,512	292,559	245,905	175,984	296,583	92,161
(194,641,283)	429,991,814	416,342,894	243,149,750	473,504,882	107,406,007
$(147,130,297)	$439,954,944	$475,826,728	$238,046,514	$505,935,860	$99,408,146

$649,487,968	$209,533,024	$317,389,154	$79,342,640	$207,928,631	$108,520,485
$502,357,671	$649,487,968	$793,215,882	$317,389,154	$713,864,491	$207,928,631

1,575,000	23,450,000	16,150,000	13,850,000	21,250,000	4,875,000
(7,800,000)	(8,575,000)	(2,125,000)	(5,875,000)	(5,700,000)	(1,450,000)
(6,225,000)	14,875,000	14,025,000	7,975,000	15,550,000	3,425,000

The accompanying notes are an integral part of these financial statements.
219

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Ultra Buffer ETF - January
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment income/(loss)	$(781,416)	$(1,849,216)
Net realized gain/(loss)	(3,304,548)	4,720,887
Net change in unrealized appreciation/(depreciation)	16,065,413	(14,697,908)
Net Increase/(Decrease) in Net Assets Resulting from Operations	11,979,449	(11,826,237)

Capital Share Transactions:
Proceeds from shares sold	151,614,791	431,531,228
Cost of shares redeemed	(296,015,387)	(222,552,470)
Transaction fees (see Note 5)	44,089	211,171
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(144,356,507)	209,189,929
Total Increase/(Decrease) in Net Assets	$(132,377,058)	$197,363,692

Net Assets:
Beginning of the period	$283,637,879	$86,274,187
End of the period	$151,260,821	$283,637,879

Change in Shares Outstanding:
Shares sold	5,100,000	14,200,000
Shares redeemed	(9,900,000)	(7,350,000)
Net Increase/(Decrease)	(4,800,000)	6,850,000

The accompanying notes are an integral part of these financial statements.
220

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - February		Innovator U.S. Equity Ultra Buffer ETF - March		Innovator U.S. Equity Ultra Buffer ETF - April
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

$(285,645)	$(325,297)	$(317,742)	$(335,106)	$(572,103)	$(572,102)
(2,528,580)	2,540,234	(3,224,299)	3,530,144	1,101,391	1,863,012
4,564,686	(4,931,123)	5,139,101	(5,337,545)	1,833,684	(3,499,086)
1,750,461	(2,716,186)	1,597,060	(2,142,507)	2,362,972	(2,208,176)

80,362,582	62,813,015	165,081,055	80,205,350	274,681,545	146,114,520
(44,260,173)	(33,169,010)	(163,572,920)	(41,937,333)	(246,861,930)	(78,334,945)
26,671	21,232	39,381	29,319	68,491	71,856
36,129,080	29,665,237	1,547,516	38,297,336	27,888,106	67,851,431
$37,879,541	$26,949,051	$3,144,576	$36,154,829	$30,251,078	$65,643,255

$53,357,562	$26,408,511	$69,405,966	$33,251,137	$122,885,560	$57,242,305
$91,237,103	$53,357,562	$72,550,542	$69,405,966	$153,136,638	$122,885,560

3,050,000	2,275,000	5,850,000	2,750,000	11,025,000	5,800,000
(1,675,000)	(1,200,000)	(5,800,000)	(1,425,000)	(9,900,000)	(3,050,000)
1,375,000	1,075,000	50,000	1,325,000	1,125,000	2,750,000

The accompanying notes are an integral part of these financial statements.
221

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Ultra Buffer ETF - May
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment income/(loss)	$(360,194)	$(493,234)
Net realized gain/(loss)	3,736,114	(88,676)
Net change in unrealized appreciation/(depreciation)	(577,280)	(1,124,082)
Net Increase/(Decrease) in Net Assets Resulting from Operations	2,798,640	(1,705,992)

Capital Share Transactions:
Proceeds from shares sold	72,781,163	121,467,737
Cost of shares redeemed	(77,526,980)	(61,062,960)
Transaction fees (see Note 5)	19,911	60,756
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(4,725,906)	60,465,533
Total Increase/(Decrease) in Net Assets	$(1,927,266)	$58,759,541

Net Assets:
Beginning of the period	$99,393,584	$40,634,043
End of the period	$97,466,318	$99,393,584

Change in Shares Outstanding:
Shares sold	2,750,000	4,550,000
Shares redeemed	(2,925,000)	(2,200,000)
Net Increase/(Decrease)	(175,000)	2,350,000

The accompanying notes are an integral part of these financial statements.
222

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - June		Innovator U.S. Equity Ultra Buffer ETF - July		Innovator U.S. Equity Ultra Buffer ETF - August
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

$(361,699)	$(425,885)	$(249,055)	$(395,628)	$(403,040)	$(327,182)
1,364,538	498,253	1,705,818	(1,277,626)	1,859,894	(1,402,620)
2,782,748	(783,495)	3,152,438	77,274	3,516,522	(1,622,835)
3,785,587	(711,127)	4,609,201	(1,595,980)	4,973,376	(3,352,637)

14,266,160	119,789,758	3,835,638	89,725,618	57,684,833	111,274,400
(42,585,843)	(25,425,937)	(27,765,212)	(67,210,810)	(16,062,695)	(72,056,085)
16,099	52,913	3,218	41,955	29,512	59,049
(28,303,584)	94,416,734	(23,926,356)	22,556,763	41,651,650	39,277,364
$(24,517,997)	$93,705,607	$(19,317,155)	$20,960,783	$46,625,026	$35,924,727

$114,860,138	$21,154,531	$73,649,644	$52,688,861	$82,307,526	$46,382,799
$90,342,141	$114,860,138	$54,332,489	$73,649,644	$128,932,552	$82,307,526

525,000	4,475,000	150,000	3,525,000	2,175,000	4,175,000
(1,550,000)	(925,000)	(1,050,000)	(2,575,000)	(600,000)	(2,625,000)
(1,025,000)	3,550,000	(900,000)	950,000	1,575,000	1,550,000

The accompanying notes are an integral part of these financial statements.
223

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Ultra Buffer ETF - September
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment income/(loss)	$(520,849)	$(538,038)
Net realized gain/(loss)	6,280,704	(2,897,791)
Net change in unrealized appreciation/(depreciation)	2,610,687	757,056
Net Increase/(Decrease) in Net Assets Resulting from Operations	8,370,542	(2,678,773)

Capital Share Transactions:
Proceeds from shares sold	10,698,435	154,017,692
Cost of shares redeemed	(69,325,893)	(59,931,218)
Transaction fees (see Note 5)	9,793	75,835
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(58,617,665)	94,162,309
Total Increase/(Decrease) in Net Assets	$(50,247,123)	$91,483,536

Net Assets:
Beginning of the period	$158,986,013	$67,502,477
End of the period	$108,738,890	$158,986,013

Change in Shares Outstanding:
Shares sold	400,000	5,900,000
Shares redeemed	(2,550,000)	(2,225,000)
Net Increase/(Decrease)	(2,150,000)	3,675,000

The accompanying notes are an integral part of these financial statements.
224

INNOVATOR ETFs TRUST

Innovator U.S. Equity Ultra Buffer ETF - October		Innovator U.S. Equity Ultra Buffer ETF - November		Innovator U.S. Equity Ultra Buffer ETF - December
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

$(406,393)	$(574,255)	$(240,234)	$(329,373)	$(342,472)	$(344,192)
1,446,573	(2,697,559)	1,408,760	(2,208,402)	(101,882)	(2,071,436)
6,430,351	1,775,544	2,987,074	(9,302)	4,260,404	(506,813)
7,470,531	(1,496,270)	4,155,600	(2,547,077)	3,816,050	(2,922,441)

6,122,340	152,701,155	23,303,373	80,750,695	116,732,152	30,094,508
(32,054,468)	(100,855,685)	(29,883,465)	(36,086,448)	(64,462,918)	(12,938,490)
13,134	53,330	12,362	26,502	46,783	18,723
(25,918,994)	51,898,800	(6,567,730)	44,690,749	52,316,017	17,174,741
$(18,448,463)	$50,402,530	$(2,412,130)	$42,143,672	$56,132,067	$14,252,300

$113,221,009	$62,818,479	$53,125,922	$10,982,250	$46,311,342	$32,059,042
$94,772,546	$113,221,009	$50,713,792	$53,125,922	$102,443,409	$46,311,342

225,000	5,775,000	850,000	2,850,000	4,200,000	1,025,000
(1,150,000)	(3,800,000)	(1,050,000)	(1,300,000)	(2,300,000)	(450,000)
(925,000)	1,975,000	(200,000)	1,550,000	1,900,000	575,000

The accompanying notes are an integral part of these financial statements.
225

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on March 31, 2023.

The accompanying notes are an integral part of these financial statements.
226

INNOVATOR ETFs TRUST

Innovator Premium Income 10 Barrier ETF - April	Innovator Premium Income 20 Barrier ETF - April	Innovator Premium Income 30 Barrier ETF - April	Innovator Premium Income 40 Barrier ETF - April
Period Ended	Period Ended	Period Ended	Period Ended
April 30, 2023	April 30, 2023	April 30, 2023	April 30, 2023
(Unaudited) (a)	(Unaudited) (a)	(Unaudited) (a)	(Unaudited) (a)

$8,007	$24,283	$57,193	$54,704
8,708	29,299	(11,822)	(22,463)
16,715	53,582	45,371	32,241

3,068,648	14,101,108	26,366,288	24,505,760
923	6,439	17,600	20,955
3,069,571	14,107,547	26,383,888	24,526,715
$3,086,286	$14,161,129	$26,429,259	$24,558,956

$-	$-	$-	$-
$3,086,286	$14,161,129	$26,429,259	$24,558,956

125,000	575,000	1,075,000	1,000,000
-	-	-	-
125,000	575,000	1,075,000	1,000,000

The accompanying notes are an integral part of these financial statements.
227

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Distributions Paid to Shareholders: Paid from realized gains
Innovator U.S. Equity Buffer ETF - January
For the period 11/1/2022 - 4/30/2023	$33.17	(0.13)	2.68	2.55	0.01	–
For the year ended 10/31/2022	$36.87	(0.27)	(3.45)	(3.72)	0.02	–
For the year ended 10/31/2021	$29.77	(0.27)	7.35	7.08	0.02	–
For the year ended 10/31/2020	$29.69	(0.23)	1.63 (d)	1.40	0.04	(1.36)
For the period 12/31/2018 (e) - 10/31/2019	$25.08	(0.19)	4.75	4.56	0.05	–
Innovator U.S. Equity Buffer ETF - February
For the period 11/1/2022 - 4/30/2023	$29.62	(0.12)	2.93	2.81	0.01	–
For the year ended 10/31/2022	$31.63	(0.24)	(1.79)	(2.03)	0.02	–
For the year ended 10/31/2021	$25.09	(0.23)	6.75	6.52	0.02	–
For the period 1/31/2020 (e) - 10/31/2020	$24.52	(0.14)	0.69	0.55	0.02	–
Innovator U.S. Equity Buffer ETF - March
For the period 11/1/2022 - 4/30/2023	$31.93	(0.13)	3.44	3.31	0.01	–
For the year ended 10/31/2022	$34.06	(0.26)	(1.88)	(2.14)	0.01	–
For the year ended 10/31/2021	$27.92	(0.25)	6.37	6.12	0.02	–
For the period 2/28/2020 (e) - 10/31/2020	$26.01	(0.14)	2.03	1.89	0.02	–
Innovator U.S. Equity Buffer ETF - April
For the period 11/1/2022 - 4/30/2023	$30.83	(0.12)	3.27	3.15	0.01	–
For the year ended 10/31/2022	$32.79	(0.25)	(1.73)	(1.98)	0.02	–
For the year ended 10/31/2021	$28.41	(0.25)	4.61	4.36	0.02	–
For the year ended 10/31/2020	$26.64	(0.22)	1.95	1.73	0.04	–
For the period 3/29/2019 (e) - 10/31/2019	$24.95	(0.12)	1.79	1.67	0.02	–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(e)	Commencement of operations.
(f)	Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.
228

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)

2.56	$35.73	7.72%	$180,446	0.79%		(0.78)%	0%
(3.70)	$33.17	(10.03)%	$142,636	0.79%		(0.79)%	0%
7.10	$36.87	23.85%	$150,240	0.79%		(0.79)%	0%
0.08	$29.77	4.99%	$125,767	0.79%		(0.79)%	0%
4.61	$29.69	18.38%	$22,267	0.80	%(f)	(0.80)%	0%

2.82	$32.44	9.52%	$120,823	0.79%		(0.78)%	0%
(2.01)	$29.62	(6.37)%	$68,860	0.79%		(0.79)%	0%
6.54	$31.63	26.08%	$86,203	0.79%		(0.79)%	0%
0.57	$25.09	2.32%	$37,008	0.79%		(0.79)%	0%

3.32	$35.25	10.38%	$101,330	0.79%		(0.78)%	0%
(2.13)	$31.93	(6.26)%	$76,635	0.79%		(0.79)%	0%
6.14	$34.06	21.98%	$62,164	0.79%		(0.79)%	0%
1.91	$27.92	7.36%	$23,735	0.79%		(0.79)%	0%

3.16	$33.99	10.26%	$164,843	0.79%		(0.78)%	0%
(1.96)	$30.83	(5.99)%	$115,595	0.79%		(0.79)%	0%
4.38	$32.79	15.40%	$122,956	0.79%		(0.79)%	0%
1.77	$28.41	6.65%	$69,609	0.79%		(0.79)%	0%
1.69	$26.64	6.78%	$41,295	0.79%		(0.79)%	121%

The accompanying notes are an integral part of these financial statements.
229

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)
Innovator U.S. Equity Buffer ETF - May
For the period 11/1/2022 - 4/30/2023	$29.07	(0.11)	1.23		1.12	–	(d)
For the year ended 10/31/2022	$32.55	(0.24)	(3.26)		(3.50)	0.02
For the year ended 10/31/2021	$27.92	(0.25)	4.86		4.61	0.02
For the period 4/30/2020 (e) - 10/31/2020	$25.63	(0.11)	2.39		2.28	0.01
Innovator U.S. Equity Buffer ETF - June
For the period 11/1/2022 - 4/30/2023	$30.59	(0.12)	1.70		1.58	0.01
For the year ended 10/31/2022	$33.96	(0.25)	(3.14)		(3.39)	0.02
For the year ended 10/31/2021	$29.25	(0.26)	4.95		4.69	0.02
For the year ended 10/31/2020	$27.38	(0.22)	2.03		1.81	0.06
For the period 5/31/2019 (e) - 10/31/2019	$25.33	(0.09)	2.11		2.02	0.03
Innovator U.S. Equity Buffer ETF - July
For the period 11/1/2022 - 4/30/2023	$30.83	(0.12)	2.41		2.29	–	(d)
For the year ended 10/31/2022	$32.69	(0.25)	(1.65)	(i)	(1.90)	0.04
For the year ended 10/31/2021	$27.94	(0.25)	4.97		4.72	0.03
For the year ended 10/31/2020	$26.55	(0.21)	1.56		1.35	0.04
For the year ended 10/31/2019	$24.61	(0.21)	2.09		1.88	0.06
For the period 8/28/2018 (e) - 10/31/2018	$25.51	(0.03)	(0.90)		(0.93)	0.03
Innovator U.S. Equity Buffer ETF - August
For the period 11/1/2022 - 4/30/2023	$30.00	(0.12)	1.99		1.87	–	(d)
For the year ended 10/31/2022	$32.65	(0.25)	(2.43)		(2.68)	0.03
For the year ended 10/31/2021	$27.49	(0.24)	5.38		5.14	0.02
For the year ended 10/31/2020	$25.53	(0.21)	2.15		1.94	0.02
For the period 7/31/2019 (e) - 10/31/2019	$25.04	(0.05)	0.52		0.47	0.02

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Amount represents less than $0.01 per share.
(e)	Commencement of operations.
(f)	Includes broker interest expense of 0.01%.
(g)	The total return for the period includes the impact of financial statement adjustments. This return differs from the actual performance a shareholder experienced over the period.
(h)	Includes extraordinary expense of 0.01%.
(i)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.
230

INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

					Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)		Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)

1.12	$30.19	3.90%		$122,279	0.79%		(0.78)%	0%
(3.48)	$29.07	(10.70)%		$175,858	0.79%		(0.79)%	0%
4.63	$32.55	16.58%		$82,190	0.79%		(0.79)%	0%
2.29	$27.92	8.94%		$16,055	0.79%		(0.79)%	0%

1.59	$32.18	5.21%		$144,018	0.79%		(0.78)%	0%
(3.37)	$30.59	(9.93)%		$76,474	0.79%		(0.79)%	0%
4.71	$33.96	16.12%		$81,509	0.79%		(0.79)%	0%
1.87	$29.25	6.81%		$32,172	0.79%		(0.79)%	0%
2.05	$27.38	8.10%		$4,792	0.80	%(f)	(0.80)%	0%

2.29	$33.12	7.42%		$146,554	0.79%		(0.78)%	0%
(1.86)	$30.83	(5.69)%		$170,341	0.79%		(0.79)%	0%
4.75	$32.69	17.53%		$183,066	0.79%		(0.79)%	0%
1.39	$27.94	5.24	%(g)	$67,755	0.79%		(0.79)%	4%
1.94	$26.55	7.89%		$83,639	0.81	%(f)(h)	(0.80)%	106%
(0.90)	$24.61	3.53%		$3,691	0.79%		(0.78)%	0%

1.87	$31.87	6.22%		$124,280	0.79%		(0.78)%	0%
(2.65)	$30.00	(8.13)%		$102,754	0.79%		(0.79)%	0%
5.16	$32.65	18.81%		$86,535	0.79%		(0.79)%	0%
1.96	$27.49	7.68%		$48,099	0.79%		(0.79)%	0%
0.49	$25.53	1.94%		$47,221	0.79%		(0.79)%	0%

The accompanying notes are an integral part of these financial statements.
231

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)		Distributions Paid to Shareholders: Paid from realized gains
Innovator U.S. Equity Buffer ETF - September
For the period 11/1/2022 - 4/30/2023	$30.33	(0.12)	2.29	2.17	–	(d)	–
For the year ended 10/31/2022	$32.66	(0.25)	(2.10)	(2.35)	0.02		–
For the year ended 10/31/2021	$26.40	(0.24)	6.47	6.23	0.03		–
For the year ended 10/31/2020	$25.31	(0.21)	1.59 (e)	1.38	0.07		(0.36)
For the period 8/30/2019 (f) - 10/31/2019	$24.59	(0.03)	0.73	0.70	0.02		–
Innovator U.S. Equity Buffer ETF - October
For the period 11/1/2022 - 4/30/2023	$31.43	(0.13)	3.04	2.91	–	(d)	–
For the year ended 10/31/2022	$33.90	(0.26)	(2.24)	(2.50)	0.03		–
For the year ended 10/31/2021	$27.26	(0.25)	6.88	6.63	0.01		–
For the year ended 10/31/2020	$25.18	(0.20)	2.31	2.11	0.02		(0.05)
For the year ended 10/31/2019	$23.42	(0.20)	1.92	1.72	0.04		–
For the period 9/28/2018 (f) - 10/31/2018	$24.49	(0.01)	(1.07)	(1.08)	0.01		–
Innovator U.S. Equity Buffer ETF - November
For the period 11/1/2022 - 4/30/2023	$29.74	(0.12)	2.40	2.28	0.01		–
For the year ended 10/31/2022	$32.21	(0.24)	(2.25)	(2.49)	0.02		–
For the year ended 10/31/2021	$27.31	(0.24)	5.12	4.88	0.02		–
For the year ended 10/31/2020	$25.53	(0.20)	1.92	1.72	0.06		–
For the period 10/31/2019 (f) - 10/31/2019	$25.53	–	–	–	–		–
Innovator U.S. Equity Buffer ETF - December
For the period 11/1/2022 - 4/30/2023	$31.67	(0.13)	2.71	2.58	0.02		–
For the year ended 10/31/2022	$34.04	(0.26)	(2.14)	(2.40)	0.03		–
For the year ended 10/31/2021	$27.73	(0.25)	6.53	6.28	0.03		–
For the period 11/29/2019 (f) - 10/31/2020	$26.40	(0.19)	1.47	1.28	0.05		–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Amount represents less than $0.01 per share.
(e)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(f)	Commencement of operations.
(g)	Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.
232

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)

2.17	$32.50	7.15%	$170,612	0.79%		(0.78)%	0%
(2.33)	$30.33	(7.13)%	$166,049	0.79%		(0.79)%	0%
6.26	$32.66	23.68%	$156,749	0.79%		(0.79)%	0%
1.09	$26.40	5.81%	$77,892	0.79%		(0.79)%	0%
0.72	$25.31	2.91%	$4,429	0.79%		(0.79)%	186%

2.91	$34.34	9.27%	$150,257	0.79%		(0.78)%	0%
(2.47)	$31.43	(7.29)%	$226,302	0.79%		(0.79)%	0%
6.64	$33.90	24.34%	$111,875	0.79%		(0.79)%	0%
2.08	$27.26	8.51%	$73,613	0.79%		(0.79)%	0%
1.76	$25.18	7.48%	$173,098	0.80	%(g)	(0.80)%	25%
(1.07)	$23.42	(4.35)%	$21,082	0.79%		(0.79)%	4%

2.29	$32.03	7.67%	$135,337	0.79%		(0.78)%	0%
(2.47)	$29.74	(7.65)%	$61,710	0.79%		(0.79)%	0%
4.90	$32.21	17.93%	$30,599	0.79%		(0.79)%	0%
1.78	$27.31	7.00%	$15,023	0.79%		(0.79)%	0%
–	$25.53	–	$2,553	–		–	–%

2.60	$34.27	8.20%	$110,519	0.79%		(0.78)%	0%
(2.37)	$31.67	(6.97)%	$103,722	0.79%		(0.79)%	0%
6.31	$34.04	22.76%	$57,874	0.79%		(0.79)%	0%
1.33	$27.73	5.04%	$24,958	0.79%		(0.79)%	146%

The accompanying notes are an integral part of these financial statements.
233

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Distributions Paid to Shareholders: Paid from realized gains
Innovator U.S. Equity Power Buffer ETF - January
For the period 11/1/2022 - 4/30/2023	$31.17	(0.13)	2.62	2.49	0.01	–
For the year ended 10/31/2022	$33.10	(0.25)	(1.70)	(1.95)	0.02	–
For the year ended 10/31/2021	$29.08	(0.25)	4.25	4.00	0.02	–
For the year ended 10/31/2020	$28.13	(0.22)	1.14	0.92	0.03	–
For the period 12/31/2018 (d) - 10/31/2019	$25.08	(0.18)	3.20	3.02	0.03	–
Innovator U.S. Equity Power Buffer ETF - February
For the period 11/1/2022 - 4/30/2023	$27.84	(0.11)	1.85	1.74	0.02	–
For the year ended 10/31/2022	$29.01	(0.22)	(0.97)	(1.19)	0.02	–
For the year ended 10/31/2021	$25.03	(0.22)	4.18	3.96	0.02	–
For the period 1/31/2020 (d) - 10/31/2020	$24.52	(0.14)	0.63	0.49	0.02	–
Innovator U.S. Equity Power Buffer ETF - March
For the period 11/1/2022 - 4/30/2023	$30.38	(0.12)	2.24	2.12	0.02	–
For the year ended 10/31/2022	$31.23	(0.24)	(0.63)	(0.87)	0.02	–
For the year ended 10/31/2021	$27.39	(0.24)	4.06	3.82	0.02	–
For the period 2/28/2020 (d) - 10/31/2020	$26.01	(0.14)	1.50	1.36	0.02	–
Innovator U.S. Equity Power Buffer ETF - April
For the period 11/1/2022 - 4/30/2023	$27.80	(0.11)	2.04	1.93	0.02	–
For the year ended 10/31/2022	$29.04	(0.22)	(1.04)	(1.26)	0.02	–
For the year ended 10/31/2021	$26.54	(0.22)	2.70	2.48	0.02	–
For the year ended 10/31/2020	$26.31	(0.20)	1.20	1.00	0.03	(0.80)
For the period 3/29/2019 (d) - 10/31/2019	$24.95	(0.12)	1.46	1.34	0.02	–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.
234

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (c)

2.50	$33.67	8.04%	$677,655	0.79%	(0.78)%	0%
(1.93)	$31.17	(5.83)%	$448,795	0.79%	(0.79)%	0%
4.02	$33.10	13.82%	$294,561	0.79%	(0.79)%	0%
0.95	$29.08	3.38%	$288,597	0.79%	(0.79)%	0%
3.05	$28.13	12.15%	$67,507	0.79%	(0.79)%	0%

1.76	$29.60	6.32%	$627,483	0.79%	(0.78)%	0%
(1.17)	$27.84	(4.02)%	$239,416	0.79%	(0.79)%	0%
3.98	$29.01	15.90%	$170,407	0.79%	(0.79)%	0%
0.51	$25.03	2.06%	$115,121	0.79%	(0.79)%	0%

2.14	$32.52	7.06%	$447,970	0.79%	(0.78)%	0%
(0.85)	$30.38	(2.72)%	$226,295	0.79%	(0.79)%	0%
3.84	$31.23	14.01%	$117,875	0.79%	(0.79)%	0%
1.38	$27.39	5.30%	$71,895	0.79%	(0.79)%	0%

1.95	$29.75	7.03%	$659,683	0.79%	(0.78)%	0%
(1.24)	$27.80	(4.29)%	$308,534	0.79%	(0.79)%	0%
2.50	$29.04	9.45%	$242,503	0.79%	(0.79)%	0%
0.23	$26.54	4.00%	$187,078	0.79%	(0.79)%	0%
1.36	$26.31	5.44%	$129,561	0.79%	(0.79)%	126%

The accompanying notes are an integral part of these financial statements.
235

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)		Distributions Paid to Shareholders: Paid from realized gains
Innovator U.S. Equity Power Buffer ETF - May
For the period 11/1/2022 - 4/30/2023	$28.02	(0.11)	0.78		0.67	0.01		–
For the year ended 10/31/2022	$30.23	(0.23)	(2.00)		(2.23)	0.02		–
For the year ended 10/31/2021	$27.34	(0.23)	3.10		2.87	0.02		–
For the period 4/30/2020 (d) - 10/31/2020	$25.63	(0.11)	1.80		1.69	0.02		–
Innovator U.S. Equity Power Buffer ETF - June
For the period 11/1/2022 - 4/30/2023	$29.69	(0.12)	1.29		1.17	–	(e)	–
For the year ended 10/31/2022	$31.87	(0.24)	(1.96)		(2.20)	0.02		–
For the year ended 10/31/2021	$28.88	(0.24)	3.20		2.96	0.03		–
For the year ended 10/31/2020	$26.74	(0.22)	2.30		2.08	0.06		–
For the period 5/31/2019 (d) - 10/31/2019	$25.33	(0.09)	1.48		1.39	0.02		–
Innovator U.S. Equity Power Buffer ETF - July
For the period 11/1/2022 - 4/30/2023	$29.90	(0.12)	2.36		2.24	–	(e)	–
For the year ended 10/31/2022	$30.38	(0.24)	(0.27)	(f)	(0.51)	0.03		–
For the year ended 10/31/2021	$27.43	(0.23)	3.16		2.93	0.02		–
For the year ended 10/31/2020	$26.36	(0.21)	1.46		1.25	0.04		(0.22)
For the year ended 10/31/2019	$24.75	(0.20)	1.77		1.57	0.04		–
For the period 8/7/2018 (d) - 10/31/2018	$25.17	(0.04)	(0.39)		(0.43)	0.01		–
Innovator U.S. Equity Power Buffer ETF - August
For the period 11/1/2022 - 4/30/2023	$28.21	(0.11)	1.63		1.52	–	(e)	–
For the year ended 10/31/2022	$30.00	(0.23)	(1.58)		(1.81)	0.02		–
For the year ended 10/31/2021	$26.86	(0.23)	3.35		3.12	0.02		–
For the year ended 10/31/2020	$25.45	(0.21)	1.93		1.72	0.03		(0.34)
For the period 7/31/2019 (d) - 10/31/2019	$25.04	(0.05)	0.44		0.39	0.02		–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Amount represents less than $0.01 per share.
(f)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.
236

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (c)

0.68	$28.70	2.46%	$496,533	0.79%	(0.78)%	0%
(2.21)	$28.02	(7.30)%	$392,967	0.79%	(0.79)%	0%
2.89	$30.23	10.54%	$238,780	0.79%	(0.79)%	0%
1.71	$27.34	6.69%	$65,626	0.79%	(0.79)%	0%

1.17	$30.86	3.94%	$363,346	0.79%	(0.78)%	0%
(2.18)	$29.69	(6.84)%	$344,365	0.79%	(0.79)%	0%
2.99	$31.87	10.34%	$152,966	0.79%	(0.79)%	0%
2.14	$28.88	8.00%	$94,588	0.79%	(0.79)%	0%
1.41	$26.74	5.58%	$20,057	0.79%	(0.79)%	0%

2.24	$32.14	7.49%	$416,218	0.79%	(0.78)%	0%
(0.48)	$29.90	(1.59)%	$503,828	0.79%	(0.79)%	0%
2.95	$30.38	10.78%	$218,755	0.79%	(0.79)%	0%
1.07	$27.43	4.89%	$111,759	0.79%	(0.79)%	15%
1.61	$26.36	6.53%	$92,273	0.79%	(0.79)%	137%
(0.42)	$24.75	(1.68)%	$3,712	0.79%	(0.79)%	0%

1.52	$29.73	5.42%	$524,803	0.79%	(0.78)%	0%
(1.79)	$28.21	(5.98)%	$435,772	0.79%	(0.79)%	0%
3.14	$30.00	11.68%	$185,991	0.79%	(0.79)%	0%
1.41	$26.86	6.95%	$109,458	0.79%	(0.79)%	0%
0.41	$25.45	1.65%	$116,446	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.
237

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)		Distributions Paid to Shareholders: Paid from realized gains
Innovator U.S. Equity Power Buffer ETF - September
For the period 11/1/2022 - 4/30/2023	$29.10	(0.12)	2.08		1.96	–	(d)	–
For the year ended 10/31/2022	$29.97	(0.23)	(0.67)		(0.90)	0.03		–
For the year ended 10/31/2021	$26.01	(0.23)	4.17		3.94	0.02		–
For the year ended 10/31/2020	$25.15	(0.21)	1.01	(e)	0.80	0.06		–
For the period 8/30/2019 (f) - 10/31/2019	$24.59	(0.03)	0.58		0.55	0.01		–
Innovator U.S. Equity Power Buffer ETF - October
For the period 11/1/2022 - 4/30/2023	$29.72	(0.12)	2.55		2.43	–	(d)	–
For the year ended 10/31/2022	$30.04	(0.23)	(0.13	)(e)	(0.36)	0.04		–
For the year ended 10/31/2021	$26.02	(0.23)	4.23		4.00	0.02		–
For the year ended 10/31/2020	$25.16	(0.20)	1.60		1.40	0.02		(0.56)
For the year ended 10/31/2019	$23.54	(0.20)	1.79		1.59	0.03		–
For the period 9/28/2018 (f) - 10/31/2018	$24.49	(0.01)	(0.95)		(0.96)	0.01		–
Innovator U.S. Equity Power Buffer ETF - November
For the period 11/1/2022 - 4/30/2023	$30.01	(0.12)	2.34		2.22	0.01		–
For the year ended 10/31/2022	$30.52	(0.23)	(0.31)		(0.54)	0.03		–
For the year ended 10/31/2021	$27.30	(0.23)	3.44		3.21	0.01		–
For the year ended 10/31/2020	$25.53	(0.21)	1.94		1.73	0.04		–
For the period 10/31/2019 (f) - 10/31/2019	$25.53	–	–		–	–		–
Innovator U.S. Equity Power Buffer ETF - December
For the period 11/1/2022 - 4/30/2023	$30.03	(0.12)	1.83		1.71	0.02		–
For the year ended 10/31/2022	$31.01	(0.24)	(0.75)		(0.99)	0.01		–
For the year ended 10/31/2021	$27.42	(0.24)	3.80		3.56	0.03		–
For the period 11/29/2019 (f) - 10/31/2020	$26.40	(0.19)	1.17		0.98	0.04		–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Amount represents less than $0.01 per share.
(e)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(f)	Commencement of operations.
(g)	Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.
238

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)

1.96	$31.06	6.72%	$648,333	0.79%		(0.78)%	0%
(0.87)	$29.10	(2.90)%	$547,143	0.79%		(0.79)%	0%
3.96	$29.97	15.24%	$303,473	0.79%		(0.79)%	0%
0.86	$26.01	3.40%	$287,388	0.79%		(0.79)%	3%
0.56	$25.15	2.29%	$20,122	0.79%		(0.79)%	127%

2.43	$32.15	8.16%	$502,358	0.79%		(0.78)%	0%
(0.32)	$29.72	(1.05)%	$649,488	0.79%		(0.79)%	0%
4.02	$30.04	15.44%	$209,533	0.79%		(0.79)%	0%
0.86	$26.02	5.74%	$189,967	0.79%		(0.79)%	0%
1.62	$25.16	6.90%	$311,363	0.80	%(g)	(0.79)%	3%
(0.95)	$23.54	(3.89)%	$11,180	0.79%		(0.79)%	4%

2.23	$32.24	7.43%	$793,216	0.79%		(0.78)%	0%
(0.51)	$30.01	(1.67)%	$317,389	0.79%		(0.79)%	0%
3.22	$30.52	11.80%	$79,343	0.79%		(0.79)%	0%
1.77	$27.30	6.94%	$38,217	0.79%		(0.79)%	0%
–	$25.53	–	$2,553	–		–	–%

1.73	$31.76	5.78%	$713,864	0.79%		(0.78)%	0%
(0.98)	$30.03	(3.16)%	$207,929	0.79%		(0.79)%	0%
3.59	$31.01	13.10%	$108,520	0.79%		(0.79)%	0%
1.02	$27.42	3.85%	$65,111	0.79%		(0.79)%	141%

The accompanying notes are an integral part of these financial statements.
239

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)	Distributions Paid to Shareholders: Paid from realized gains
Innovator U.S. Equity Ultra Buffer ETF - January
For the period 11/1/2022 - 4/30/2023	$29.55	(0.12)	2.07		1.95	0.01	–
For the year ended 10/31/2022	$31.37	(0.23)	(1.62)		(1.85)	0.03	–
For the year ended 10/31/2021	$28.36	(0.24)	3.23		2.99	0.02	–
For the year ended 10/31/2020	$27.69	(0.22)	0.86		0.64	0.03	–
For the period 12/31/2018 (d) - 10/31/2019	$25.08	(0.18)	2.77		2.59	0.02	–
Innovator U.S. Equity Ultra Buffer ETF - February
For the period 11/1/2022 - 4/30/2023	$26.35	(0.10)	0.57		0.47	0.01	–
For the year ended 10/31/2022	$27.80	(0.21)	(1.25)		(1.46)	0.01	–
For the year ended 10/31/2021	$24.91	(0.21)	3.08		2.87	0.02	–
For the period 1/31/2020 (d) - 10/31/2020	$24.52	(0.14)	0.50		0.36	0.03	–
Innovator U.S. Equity Ultra Buffer ETF - March
For the period 11/1/2022 - 4/30/2023	$28.33	(0.11)	0.79		0.68	0.01	–
For the year ended 10/31/2022	$29.56	(0.23)	(1.02)		(1.25)	0.02	–
For the year ended 10/31/2021	$26.93	(0.23)	2.84		2.61	0.02	–
For the period 2/28/2020 (d) - 10/31/2020	$26.01	(0.14)	1.03		0.89	0.03	–
Innovator U.S. Equity Ultra Buffer ETF - April
For the period 11/1/2022 - 4/30/2023	$24.83	(0.10)	0.47		0.37	0.01	–
For the year ended 10/31/2022	$26.02	(0.20)	(1.01)		(1.21)	0.02	–
For the year ended 10/31/2021	$24.47	(0.20)	1.72		1.52	0.03	–
For the year ended 10/31/2020	$26.22	(0.19)	(1.01	)(e)	(1.20)	0.02	(0.57)
For the period 3/29/2019 (d) - 10/31/2019	$24.95	(0.12)	1.37		1.25	0.02	–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.
240

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (c)

1.96	$31.51	6.66%	$151,261	0.79%	(0.78)%	0%
(1.82)	$29.55	(5.82)%	$283,638	0.79%	(0.79)%	0%
3.01	$31.37	10.62%	$86,274	0.79%	(0.79)%	0%
0.67	$28.36	2.44%	$112,023	0.79%	(0.79)%	0%
2.61	$27.69	10.39%	$30,455	0.79%	(0.79)%	0%

0.48	$26.83	1.84%	$91,237	0.79%	(0.78)%	0%
(1.45)	$26.35	(5.21)%	$53,358	0.79%	(0.79)%	0%
2.89	$27.80	11.61%	$26,409	0.79%	(0.79)%	0%
0.39	$24.91	1.58%	$31,757	0.79%	(0.79)%	0%

0.69	$29.02	2.44%	$72,551	0.79%	(0.78)%	0%
(1.23)	$28.33	(4.15)%	$69,406	0.79%	(0.79)%	0%
2.63	$29.56	9.76%	$33,251	0.79%	(0.79)%	0%
0.92	$26.93	3.53%	$28,275	0.79%	(0.79)%	0%

0.38	$25.21	1.54%	$153,137	0.79%	(0.78)%	0%
(1.19)	$24.83	(4.59)%	$122,886	0.79%	(0.78)%	0%
1.55	$26.02	6.31%	$57,242	0.79%	(0.79)%	0%
(1.75)	$24.47	(4.59)%	$30,594	0.79%	(0.79)%	0%
1.27	$26.22	5.07%	$19,006	0.79%	(0.79)%	106%

The accompanying notes are an integral part of these financial statements.
241

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)		Distributions Paid to Shareholders: Paid from realized gains
Innovator U.S. Equity Ultra Buffer ETF - May
For the period 11/1/2022 - 4/30/2023	$26.33	(0.10)	0.83		0.73	0.01		–
For the year ended 10/31/2022	$28.52	(0.21)	(2.01)		(2.22)	0.03		–
For the year ended 10/31/2021	$26.67	(0.22)	2.05		1.83	0.02		–
For the period 4/30/2020 (d) - 10/31/2020	$25.63	(0.11)	1.14		1.03	0.01		–
Innovator U.S. Equity Ultra Buffer ETF - June
For the period 11/1/2022 - 4/30/2023	$26.87	(0.11)	1.04		0.93	–	(e)	–
For the year ended 10/31/2022	$29.18	(0.21)	(2.13)	(g)	(2.34)	0.03		–
For the year ended 10/31/2021	$27.24	(0.23)	2.14		1.91	0.03		–
For the year ended 10/31/2020	$26.65	(0.21)	1.74		1.53	0.08		(1.02)
For the period 5/31/2019 (d) - 10/31/2019	$25.33	(0.09)	1.37		1.28	0.04		–
Innovator U.S. Equity Ultra Buffer ETF - July
For the period 11/1/2022 - 4/30/2023	$25.62	(0.10)	1.99		1.89	–	(e)	–
For the year ended 10/31/2022	$27.37	(0.21)	(1.56)		(1.77)	0.02		–
For the year ended 10/31/2021	$25.54	(0.21)	2.02		1.81	0.02		–
For the year ended 10/31/2020	$26.31	(0.20)	1.01		0.81	0.04		(1.62)
For the year ended 10/31/2019	$24.68	(0.20)	1.78		1.58	0.05		–
For the period 8/7/2018 (d) - 10/31/2018	$25.17	(0.04)	(0.46)		(0.50)	0.01		–
Innovator U.S. Equity Ultra Buffer ETF - August
For the period 11/1/2022 - 4/30/2023	$26.13	(0.10)	1.25		1.15	0.01		–
For the year ended 10/31/2022	$28.99	(0.22)	(2.68)		(2.90)	0.04		–
For the year ended 10/31/2021	$26.87	(0.22)	2.32		2.10	0.02		–
For the year ended 10/31/2020	$25.45	(0.21)	1.81		1.60	0.03		(0.21)
For the period 7/31/2019 (d) - 10/31/2019	$25.04	(0.05)	0.44		0.39	0.02		–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Amount represents less than $0.01 per share.
(f)	Includes broker interest expense of 0.01%.
(g)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.
242

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)

0.74	$27.07	2.85%	$97,466	0.79%		(0.78)%	0%
(2.19)	$26.33	(7.67)%	$99,394	0.79%		(0.79)%	0%
1.85	$28.52	6.91%	$40,634	0.79%		(0.79)%	0%
1.04	$26.67	4.06%	$10,669	0.79%		(0.79)%	0%

0.93	$27.80	3.46%	$90,342	0.79%		(0.78)%	0%
(2.31)	$26.87	(7.92)%	$114,860	0.79%		(0.79)%	0%
1.94	$29.18	7.10%	$21,155	0.79%		(0.79)%	0%
0.59	$27.24	6.26%	$14,984	0.79%		(0.79)%	0%
1.32	$26.65	5.19%	$2,665	0.80	%(f)	(0.80)%	0%

1.89	$27.51	7.39%	$54,332	0.79%		(0.78)%	0%
(1.75)	$25.62	(6.41)%	$73,650	0.79%		(0.79)%	0%
1.83	$27.37	7.18%	$52,689	0.79%		(0.79)%	0%
(0.77)	$25.54	3.37%	$39,583	0.79%		(0.79)%	1%
1.63	$26.31	6.62%	$38,809	0.79%		(0.79)%	27%
(0.49)	$24.68	(1.95)%	$3,702	0.79%		(0.79)%	0%

1.16	$27.29	4.43%	$128,933	0.79%		(0.78)%	0%
(2.86)	$26.13	(9.87)%	$82,308	0.79%		(0.79)%	0%
2.12	$28.99	7.89%	$46,383	0.79%		(0.79)%	0%
1.42	$26.87	6.46%	$45,679	0.79%		(0.79)%	0%
0.41	$25.45	1.64%	$18,452	0.79%		(0.79)%	0%

The accompanying notes are an integral part of these financial statements.
243

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)		Distributions Paid to Shareholders: Paid from realized gains
Innovator U.S. Equity Ultra Buffer ETF - September
For the period 11/1/2022 - 4/30/2023	$26.28	(0.10)	1.70	1.60	–	(d)	–
For the year ended 10/31/2022	$28.42	(0.21)	(1.96)	(2.17)	0.03		–
For the year ended 10/31/2021	$25.83	(0.22)	2.78	2.56	0.03		–
For the year ended 10/31/2020	$25.02	(0.20)	1.09	0.89	0.08		(0.16)
For the period 8/30/2019 (e) - 10/31/2019	$24.59	(0.03)	0.43	0.40	0.03		–
Innovator U.S. Equity Ultra Buffer ETF - October
For the period 11/1/2022 - 4/30/2023	$26.96	(0.11)	2.09	1.98	–	(d)	–
For the year ended 10/31/2022	$28.23	(0.22)	(1.07)	(1.29)	0.02		–
For the year ended 10/31/2021	$25.70	(0.22)	2.74	2.52	0.01		–
For the year ended 10/31/2020	$25.05	(0.20)	1.41	1.21	0.02		(0.58)
For the year ended 10/31/2019	$23.64	(0.19)	1.58	1.39	0.02		–
For the period 9/28/2018 (e) - 10/31/2018	$24.49	(0.01)	(0.85)	(0.86)	0.01		–
Innovator U.S. Equity Ultra Buffer ETF - November
For the period 11/1/2022 - 4/30/2023	$27.60	(0.11)	1.90	1.79	0.01		–
For the year ended 10/31/2022	$29.29	(0.22)	(1.49)	(1.71)	0.02		–
For the year ended 10/31/2021	$27.28	(0.23)	2.22	1.99	0.02		–
For the year ended 10/31/2020	$25.53	(0.21)	1.94	1.73	0.02		–
For the period 10/31/2019 (e) - 10/31/2019	$25.53	–	–	–	–		–
Innovator U.S. Equity Ultra Buffer ETF - December
For the period 11/1/2022 - 4/30/2023	$28.07	(0.11)	0.89	0.78	0.01		–
For the year ended 10/31/2022	$29.82	(0.23)	(1.53)	(1.76)	0.01		–
For the year ended 10/31/2021	$27.15	0.23	2.87	2.64	0.03		–
For the period 11/29/2019 (e) - 10/31/2020	$26.40	(0.19)	0.91	0.72	0.03		–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Amount represents less than $0.01 per share.
(e)	Commencement of operations.
(f)	Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.
244

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)

1.60	$27.88	6.10%	$108,739	0.79%		(0.78)%	0%
(2.14)	$26.28	(7.54)%	$158,986	0.79%		(0.79)%	0%
2.59	$28.42	10.03%	$67,502	0.79%		(0.79)%	0%
0.81	$25.83	3.90%	$65,221	0.79%		(0.79)%	35%
0.43	$25.02	1.76%	$5,005	0.79%		(0.79)%	152%

1.98	$28.94	7.35%	$94,773	0.79%		(0.78)%	0%
(1.27)	$26.96	(4.52)%	$113,221	0.79%		(0.79)%	0%
2.53	$28.23	9.85%	$62,818	0.79%		(0.79)%	0%
0.65	$25.70	5.00%	$105,376	0.79%		(0.79)%	0%
1.41	$25.05	5.98%	$135,912	0.80	%(f)	(0.79)%	4%
(0.85)	$23.64	(3.47)%	$13,593	0.79%		(0.79)%	3%

1.80	$29.40	6.49%	$50,714	0.79%		(0.78)%	0%
(1.69)	$27.60	(5.76)%	$53,126	0.79%		(0.79)%	0%
2.01	$29.29	7.36%	$10,982	0.79%		(0.79)%	0%
1.75	$27.28	6.88%	$8,867	0.79%		(0.79)%	0%
–	$25.53	–	$2,553	–		–	–%

0.79	$28.86	2.81%	$102,443	0.79%		(0.78)%	0%
(1.75)	$28.07	(5.88)%	$46,311	0.79%		(0.79)%	0%
2.67	$29.82	9.85%	$32,059	0.79%		(0.79)%	0%
0.75	$27.15	2.84%	$23,756	0.79%		(0.79)%	160%

The accompanying notes are an integral part of these financial statements.
245

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Premium Income 10 Barrier ETF - April
For the period 3/31/2023(d) - 4/30/2023	$24.46	0.09	0.13	0.22	0.01

Innovator Premium Income 20 Barrier ETF - April
For the period 3/31/2023(d) - 4/30/2023	$24.46	0.09	0.06	0.15	0.02

Innovator Premium Income 30 Barrier ETF - April
For the period 3/31/2023(d) - 4/30/2023	$24.46	0.09	0.01	0.10	0.03

Innovator Premium Income 40 Barrier ETF - April
For the period 3/31/2023(d) - 4/30/2023	$24.46	0.09	(0.02)	0.07	0.03

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

The accompanying notes are an integral part of these financial statements.
246

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

0.23	$24.69	0.94%	$3,086	0.79%	5.01%	0%

0.17	$24.63	0.69%	$14,161	0.79%	4.93%	0%

0.13	$24.59	0.51%	$26,429	0.79%	4.70%	0%

0.10	$24.56	0.40%	$24,559	0.79%	4.62%	0%

The accompanying notes are an integral part of these financial statements.
247

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited)

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Trust currently consists of multiple operational series, of which forty are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Fund (a)
Innovator U.S. Equity Buffer ETF – January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – December	BDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – December	PDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – December	UDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator Premium Income 10 Barrier ETF - April	APRD	March 31, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - April	APRH	March 31, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - April	APRJ	March 31, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF - April	APRQ	March 31, 2023	S&P 500® Index

248

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Index/Fund
Innovator IBD® 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018	IBD® Breakout Stocks Index
Innovator Deepwater Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator S&P Investment Grade Preferred ETF	EPRF	May 23, 2016	S&P U.S. High Quality Preferred Stock Index
Innovator Laddered Allocation Buffer ETF	BUFB	February 8, 2022	MerQube U.S. Large Cap Equity Buffer Laddered Index
Innovator Laddered Allocation Power Buffer ETF	BUFF	October 19, 2016	Refinitiv Laddered Power Buffer Strategy Index
Innovator Buffer Step-Up Strategy ETF	BSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Power Buffer Step-Up Strategy ETF	PSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Hedged TSLA Strategy ETF	TSLH	July 25, 2022	Tesla, Inc.
Innovator Uncapped Accelerated U.S. Equity ETF	XUSP	August 10, 2022	SPDR S&P 500® ETF Trust
Innovator Equity Managed Floor ETF	SFLR	November 8, 2022	SPDR S&P 500® ETF Trust
Innovator Gradient Tactical Rotation Strategy ETF	IGTR	November 16, 2022	S&P Global Broad Market Index
Innovator International Developed Power Buffer ETF - January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - July	IJUL	June 28, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - October	IOCT	September 30, 2021	iShares MSCI EAFE ETF
Innovator Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - October	EOCT	September 30, 2021	iShares MSCI Emerging Markets ETF
Innovator Growth-100 Power Buffer ETF - January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - July	NJUL	June 30, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - October	NOCT	September 30, 2019	Invesco QQQ Trust
Innovator U.S. Small Cap Power Buffer ETF - January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - July	KJUL	June 30, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - October	KOCT	September 30, 2019	iShares Russell 2000 ETF
Innovator Double Stacker ETF - January	DSJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker ETF - October	DSOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Triple Stacker ETF - January	TSJA	December 31, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Triple Stacker ETF - October	TSOC	September 30, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Double Stacker 9 Buffer ETF - January	DBJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker 9 Buffer ETF - October	DBOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator U.S. Equity Accelerated ETF - January	XDJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - April	XDAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - July	XDJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - October	XDOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - January	XTJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - July	XTJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - October	XTOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - January	XBJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	XBJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - October	XBOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated Plus ETF - January	QTJA	December 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - July	QTJL	June 30, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - October	QTOC	September 30, 2021	Invesco QQQ Trust
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Defined Wealth Shield ETF	BALT	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated ETF - Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust

249

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to their shareholders. The Funds list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX” or the “Exchange”).

Each Fund employs a specific “defined outcome strategy.” Defined outcome strategies generally seek to produce pre-determined investment outcomes based upon the performance of an index or one or more underlying securities. The Funds’ pre-determined outcomes (“Outcomes”) are based upon the price performance of a benchmark index or one or more underlying exchange-traded fund (the “Benchmark”) over a period of approximately one year or another predetermined period (“Outcome Period”). The Funds’ investment strategy provides shareholders with participation in any gains experienced by the applicable Benchmark over the course of the Outcome Period, subject to a cap on upside returns (a “Cap”), and a predetermined buffer (a “Buffer”), each as applicable, against Benchmark losses for the Outcome Period. These defined outcomes are managed by purchasing and selling call and put FLexible EXchange Options (“FLEX Options”) to create layers within a Fund’s portfolio. Each Fund’s FLEX Option has the same reference asset and expiration date, with uniquely selected strike prices for the Fund’s Outcome Period. Due to the customizable nature of FLEX Options that allows for specific strike prices to be selected for the same reference asset and expiration date, when each of the FLEX Options expire on the last day of the Outcome Period, the Funds are expected to achieve a Benchmark investment return with the applicable Buffer and Cap investment parameters.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

250

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Adviser, as the Trust’s Valuation Designee (“Valuation Designee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Valuation Designee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Valuation Designee.

Exchange-traded option contracts (other than FLEX Option contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Valuation Designee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Valuation Designee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Valuation Designee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

251

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic 820, “Fair Value Measurement” (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

252

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of April 30, 2023:

BJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$184,383,225	$–	$184,383,225
Short Term Investments	467,208	–	–	467,208
Total Assets	$467,208	$184,383,225	$–	$184,850,433

Liabilities
Options Written	$–	$4,291,488	$–	$4,291,488
Total Liabilities	$–	$4,291,488	$–	$4,291,488

BFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$124,563,026	$–	$124,563,026
Short Term Investments	331,201	–	–	331,201
Total Assets	$331,201	$124,563,026	$–	$124,894,227

Liabilities
Options Written	$–	$3,994,088	$–	$3,994,088
Total Liabilities	$–	$3,994,088	$–	$3,994,088

BMAR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$104,849,591	$–	$104,849,591
Short Term Investments	268,747	–	–	268,747
Total Assets	$268,747	$104,849,591	$–	$105,118,338

Liabilities
Options Written	$–	$3,723,425	$–	$3,723,425
Total Liabilities	$–	$3,723,425	$–	$3,723,425

BAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$171,302,088	$–	$171,302,088
Short Term Investments	420,721	–	–	420,721
Total Assets	$420,721	$171,302,088	$–	$171,722,809

Liabilities
Options Written	$–	$6,785,151	$–	$6,785,151
Total Liabilities	$–	$6,785,151	$–	$6,785,151

BMAY
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$127,781,004	$–	$127,781,004
Short Term Investments	340,480	–	–	340,480
Total Assets	$340,480	$127,781,004	$–	$128,121,484

Liabilities
Options Written	$–	$5,735,340	$–	$5,735,340
Total Liabilities	$–	$5,735,340	$–	$5,735,340

253

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

BJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$143,939,109	$–	$143,939,109
Short Term Investments	324,697	–	–	324,697
Total Assets	$324,697	$143,939,109	$–	$144,263,806

Liabilities
Options Written	$–	$238,533	$–	$238,533
Total Liabilities	$–	$238,533	$–	$238,533

BJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$146,624,699	$–	$146,624,699
Short Term Investments	351,676	–	–	351,676
Total Assets	$351,676	$146,624,699	$–	$146,976,375

Liabilities
Options Written	$–	$318,417	$–	$318,417
Total Liabilities	$–	$318,417	$–	$318,417

BAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$125,163,328	$–	$125,163,328
Short Term Investments	316,283	–	–	316,283
Total Assets	$316,283	$125,163,328	$–	$125,479,611

Liabilities
Options Written	$–	$1,124,363	$–	$1,124,363
Total Liabilities	$–	$1,124,363	$–	$1,124,363

BSEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$171,888,664	$–	$171,888,664
Short Term Investments	381,861	–	–	381,861
Total Assets	$381,861	$171,888,664	$–	$172,270,525

Liabilities
Options Written	$–	$1,633,790	$–	$1,633,790
Total Liabilities	$–	$1,633,790	$–	$1,633,790

BOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$151,959,775	$–	$151,959,775
Short Term Investments	381,691	–	–	381,691
Total Assets	$381,691	$151,959,775	$–	$152,341,466

Liabilities
Options Written	$–	$1,982,518	$–	$1,982,518
Total Liabilities	$–	$1,982,518	$–	$1,982,518

254

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

BNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$137,060,049	$–	$137,060,049
Short Term Investments	296,222	–	–	296,222
Total Assets	$296,222	$137,060,049	$–	$137,356,271

Liabilities
Options Written	$–	$1,932,862	$–	$1,932,862
Total Liabilities	$–	$1,932,862	$–	$1,932,862

BDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$112,728,023	$–	$112,728,023
Short Term Investments	308,672	–	–	308,672
Total Assets	$308,672	$112,728,023	$–	$113,036,695

Liabilities
Options Written	$–	$2,446,210	$–	$2,446,210
Total Liabilities	$–	$2,446,210	$–	$2,446,210

PJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$699,273,696	$–	$699,273,696
Short Term Investments	1,754,483	–	–	1,754,483
Total Assets	$1,754,483	$699,273,696	$–	$701,028,179

Liabilities
Options Written	$–	$22,990,688	$–	$22,990,688
Total Liabilities	$–	$22,990,688	$–	$22,990,688

PFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$648,913,356	$–	$648,913,356
Short Term Investments	1,626,541	–	–	1,626,541
Total Assets	$1,626,541	$648,913,356	$–	$650,539,897

Liabilities
Options Written	$–	$22,748,841	$–	$22,748,841
Total Liabilities	$–	$22,748,841	$–	$22,748,841

PMAR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$467,138,541	$–	$467,138,541
Short Term Investments	1,171,977	–	–	1,171,977
Total Assets	$1,171,977	$467,138,541	$–	$468,310,518

Liabilities
Options Written	$–	$20,054,100	$–	$20,054,100
Total Liabilities	$–	$20,054,100	$–	$20,054,100

255

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

PAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$686,720,615	$–	$686,720,615
Short Term Investments	1,729,876	–	–	1,729,876
Total Assets	$1,729,876	$686,720,615	$–	$688,450,491

Liabilities
Options Written	$–	$28,460,282	$–	$28,460,282
Total Liabilities	$–	$28,460,282	$–	$28,460,282

PMAY
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$518,876,990	$–	$518,876,990
Short Term Investments	1,232,036	–	–	1,232,036
Total Assets	$1,232,036	$518,876,990	$–	$520,109,026

Liabilities
Options Written	$–	$23,323,830	$–	$23,323,830
Total Liabilities	$–	$23,323,830	$–	$23,323,830

PJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$362,870,014	$–	$362,870,014
Short Term Investments	963,230	–	–	963,230
Total Assets	$963,230	$362,870,014	$–	$363,833,244

Liabilities
Options Written	$–	$259,409	$–	$259,409
Total Liabilities	$–	$259,409	$–	$259,409

PJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$416,829,860	$–	$416,829,860
Short Term Investments	1,072,570	–	–	1,072,570
Total Assets	$1,072,570	$416,829,860	$–	$417,902,430

Liabilities
Options Written	$–	$1,402,573	$–	$1,402,573
Total Liabilities	$–	$1,402,573	$–	$1,402,573

256

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

PAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$526,485,423	$–	$526,485,423
Short Term Investments	1,354,432	–	–	1,354,432
Total Assets	$1,354,432	$526,485,423	$–	$527,839,855

Liabilities
Options Written	$–	$2,714,403	$–	$2,714,403
Total Liabilities	$–	$2,714,403	$–	$2,714,403

PSEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$652,661,779	$–	$652,661,779
Short Term Investments	1,665,153	–	–	1,665,153
Total Assets	$1,665,153	$652,661,779	$–	$654,326,932

Liabilities
Options Written	$–	$5,639,960	$–	$5,639,960
Total Liabilities	$–	$5,639,960	$–	$5,639,960

POCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$519,234,671	$–	$519,234,671
Short Term Investments	1,228,086	–	–	1,228,086
Total Assets	$1,228,086	$519,234,671	$–	$520,462,757

Liabilities
Options Written	$–	$17,781,570	$–	$17,781,570
Total Liabilities	$–	$17,781,570	$–	$17,781,570

PNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$804,576,001	$–	$804,576,001
Short Term Investments	2,033,725	–	–	2,033,725
Total Assets	$2,033,725	$804,576,001	$–	$806,609,726

Liabilities
Options Written	$–	$12,921,600	$–	$12,921,600
Total Liabilities	$–	$12,921,600	$–	$12,921,600

257

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

PDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$725,136,300	$–	$725,136,300
Short Term Investments	1,856,852	–	–	1,856,852
Total Assets	$1,856,852	$725,136,300	$–	$726,993,152

Liabilities
Options Written	$–	$12,754,896	$–	$12,754,896
Total Liabilities	$–	$12,754,896	$–	$12,754,896

UJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$156,347,905	$–	$156,347,905
Short Term Investments	384,626	–	–	384,626
Total Assets	$384,626	$156,347,905	$–	$156,732,531

Liabilities
Options Written	$–	$5,375,165	$–	$5,375,165
Total Liabilities	$–	$5,375,165	$–	$5,375,165

UFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$93,534,883	$–	$93,534,883
Short Term Investments	225,448	–	–	225,448
Total Assets	$225,448	$93,534,883	$–	$93,760,331

Liabilities
Options Written	$–	$2,465,354	$–	$2,465,354
Total Liabilities	$–	$2,465,354	$–	$2,465,354

UMAR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$75,155,805	$–	$75,155,805
Short Term Investments	210,012	–	–	210,012
Total Assets	$210,012	$75,155,805	$–	$75,365,817

Liabilities
Options Written	$–	$2,763,470	$–	$2,763,470
Total Liabilities	$–	$2,763,470	$–	$2,763,470

258

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

UAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$157,660,028	$–	$157,660,028
Short Term Investments	429,743	–	–	429,743
Total Assets	$429,743	$157,660,028	$–	$158,089,771

Liabilities
Options Written	$–	$4,856,689	$–	$4,856,689
Total Liabilities	$–	$4,856,689	$–	$4,856,689

UMAY
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$100,491,290	$–	$100,491,290
Short Term Investments	282,521	–	–	282,521
Total Assets	$282,521	$100,491,290	$–	$100,773,811

Liabilities
Options Written	$–	$3,226,492	$–	$3,226,492
Total Liabilities	$–	$3,226,492	$–	$3,226,492

UJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$90,204,154	$–	$90,204,154
Short Term Investments	213,917	–	–	213,917
Total Assets	$213,917	$90,204,154	$–	$90,418,071

Liabilities
Options Written	$–	$17,732	$–	$17,732
Total Liabilities	$–	$17,732	$–	$17,732

UJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$54,664,463	$–	$54,664,463
Short Term Investments	87,132	–	–	87,132
Total Assets	$87,132	$54,664,463	$–	$54,751,595

Liabilities
Options Written	$–	$431,600	$–	$431,600
Total Liabilities	$–	$431,600	$–	$431,600

259

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

UAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$128,909,528	$–	$128,909,528
Short Term Investments	281,268	–	–	281,268
Total Assets	$281,268	$128,909,528	$–	$129,190,796

Liabilities
Options Written	$–	$241,566	$–	$241,566
Total Liabilities	$–	$241,566	$–	$241,566

USEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$109,429,803	$–	$109,429,803
Short Term Investments	280,442	–	–	280,442
Total Assets	$280,442	$109,429,803	$–	$109,710,245

Liabilities
Options Written	$–	$901,275	$–	$901,275
Total Liabilities	$–	$901,275	$–	$901,275

UOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$99,632,697	$–	$99,632,697
Short Term Investments	211,858	–	–	211,858
Total Assets	$211,858	$99,632,697	$–	$99,844,555

Liabilities
Options Written	$–	$5,010,763	$–	$5,010,763
Total Liabilities	$–	$5,010,763	$–	$5,010,763

UNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$51,541,184	$–	$51,541,184
Short Term Investments	123,848	–	–	123,848
Total Assets	$123,848	$51,541,184	$–	$51,665,032

Liabilities
Options Written	$–	$918,707	$–	$918,707
Total Liabilities	$–	$918,707	$–	$918,707

UDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$103,437,344	$–	$103,437,344
Short Term Investments	276,812	–	–	276,812
Total Assets	$276,812	$103,437,344	$–	$103,714,156

Liabilities
Options Written	$–	$1,205,746	$–	$1,205,746
Total Liabilities	$–	$1,205,746	$–	$1,205,746

260

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

APRD
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$891,090	$-	$891,090
Short Term Investments	2,984	3,231,569	-	3,234,553
Total Assets	$2,984	$4,122,659	$-	$4,125,643

Liabilities
Options Written	$-	$1,038,052	$-	$1,038,052
Total Liabilities	$-	$1,038,052	$-	$1,038,052

APRH
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$4,531,741	$-	$4,531,741
Short Term Investments	15,105	14,673,026	-	14,688,131
Total Assets	$15,105	$19,204,767	$-	$19,219,872

Liabilities
Options Written	$-	$5,054,785	$-	$5,054,785
Total Liabilities	$-	$5,054,785	$-	$5,054,785

APRJ
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$6,975,114	$-	$6,975,114
Short Term Investments	35,541	27,071,386	-	27,106,927
Total Assets	$35,541	$34,046,500	$-	$34,082,041

Liabilities
Options Written	$-	$7,643,795	$-	$7,643,795
Total Liabilities	$-	$7,643,795	$-	$7,643,795

APRQ
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$4,932,456	$-	$4,932,456
Short Term Investments	37,953	24,935,071	-	24,973,024
Total Assets	$37,953	$29,867,527	$-	$29,905,480

Liabilities
Options Written	$-	$5,337,546	$-	$5,337,546
Total Liabilities	$-	$5,337,546	$-	$5,337,546

261

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

There were no Level 3 investments for the Funds during the period ended April 30, 2023.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

262

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

All of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under U.S. GAAP does not apply.

The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

263

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of April 30, 2023 are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
BJA	$184,383,225	$4,291,488
BFEB	124,563,026	3,994,088
BMAR	104,849,591	3,723,425
BAPR	171,302,088	6,785,151
BMAY	127,781,004	5,735,340
BJUN	143,939,109	238,533
BJUL	146,624,699	318,417
BAUG	125,163,328	1,124,363
BSEP	171,888,664	1,633,790
BOCT	151,959,775	1,982,518
BNOV	137,060,049	1,932,862
BDEC	112,728,023	2,446,210
PJAN	699,273,696	22,990,688
PFEB	648,913,356	22,748,841
PMAR	467,138,541	20,054,100
PAPR	686,720,615	28,460,282
PMAY	518,876,990	23,323,830
PJUN	362,870,014	259,409
PJUL	416,829,860	1,402,573
PAUG	526,485,423	2,714,403
PSEP	652,661,779	5,639,960
POCT	519,234,671	17,781,570
PNOV	804,576,001	12,921,600
PDEC	725,136,300	12,754,896
UJAN	156,347,905	5,375,165
UFEB	93,534,883	2,465,354
UMAR	75,155,805	2,763,470
UAPR	157,660,028	4,856,689
UMAY	100,491,290	3,226,492
UJUN	90,204,154	17,732
UJUL	54,664,463	431,600
UAUG	128,909,528	241,566
USEP	109,429,803	901,275
UOCT	99,632,697	5,010,763
UNOV	51,541,184	918,707
UDEC	103,437,344	1,205,746
APRD	891,090	1,038,052
APRH	4,531,741	5,054,785
APRJ	6,975,114	7,643,795
APRQ	4,932,456	5,337,546

264

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2023:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Investments	Investments in-kind	Options written	Options written in-kind
BJAN	$(17,511,673)	$9,901,579	$(6,608,061)	$335,450
BFEB	(5,898,515)	407,783	2,554,773	2,170,546
BMAR	(5,886,095)	191,845	2,840,803	3,009,954
BAPR	(13,825,537)	6,350,693	4,462,436	3,452,908
BMAY	(10,475,878)	(63,807)	4,142,809	8,189,399
BJUN	(124,455)	(90,631)	(4,771)	309,576
BJUL	(246,566)	3,753,759	156,204	3,111,125
BAUG	(312,585)	(117,716)	47,978	205,623
BSEP	(287,903)	252,481	14,345	448,101
BOCT	(630,501)	6,845,041	60,762	4,876,439
BNOV	(261,337)	698,460	(8,814)	488,246
BDEC	(6,799,239)	2,858,339	911,776	3,205,219
PJAN	(45,845,422)	24,281,556	(1,844,114)	9,870,710
PFEB	(18,111,524)	3,091,907	8,047,253	9,421,315
PMAR	(17,330,706)	2,144,994	145,447	16,891,096
PAPR	(33,727,147)	16,781,034	1,097,760	19,475,105
PMAY	(31,561,883)	4,435,756	9,612,032	17,694,763
PJUN	(1,090,233)	2,345,281	(23,984)	2,860,837
PJUL	(1,425,789)	5,830,508	95,489	8,086,291
PAUG	(2,812,346)	2,241,942	(18,893)	1,953,794
PSEP	(959,406)	3,931,573	5,380	3,159,345
POCT	(904,903)	15,876,684	(310,167)	7,360,366
PNOV	(457,554)	3,487,442	81,641	2,578,915
PDEC	(20,912,318)	5,432,698	7,941,179	9,078,337
UJAN	(23,323,106)	11,933,880	1,925,304	6,159,374
UFEB	(4,744,273)	(50,960)	413,656	1,852,997
UMAR	(6,109,840)	458,724	(55,547)	2,482,364
UAPR	(4,355,230)	1,069,908	17,500	4,369,213
UMAY	(4,812,414)	4,349,259	966,040	3,233,229
UJUN	(1,530,323)	1,579,700	164,908	1,150,253
UJUL	(90,507)	998,982	16,956	780,387
UAUG	(173,698)	1,317,788	(1,793)	717,597
USEP	(436,162)	5,066,273	(62,601)	1,713,194
UOCT	470,905	1,014,708	(318,903)	279,863
UNOV	(106,784)	1,028,614	(3,819)	490,749
UDEC	(4,716,976)	1,350,873	831,952	2,432,269
APRD	-	-	-	-
APRH	-	-	-	-
APRJ	-	-	-	-
APRQ	-	-	-	-

265

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Investments	Options written
BJAN	$16,608,009	$9,729,224
BFEB	7,308,488	1,410,793
BMAR	9,378,622	(697,506)
BAPR	10,077,633	2,344,822
BMAY	8,898,579	(4,412,084)
BJUN	(253,191)	4,565,878
BJUL	2,038,113	4,207,682
BAUG	1,444,359	5,545,397
BSEP	3,786,245	8,164,760
BOCT	1,410,488	5,837,771
BNOV	4,221,410	6,078,796
BDEC	3,948,985	3,514,189
PJAN	54,427,898	6,179,568
PFEB	22,268,497	(1,969,045)
PMAR	31,332,155	(8,871,379)
PAPR	25,143,149	(3,580,048)
PMAY	21,663,742	(13,711,922)
PJUN	(1,375,330)	12,117,455
PJUL	9,986,642	14,663,050
PAUG	5,307,445	19,969,753
PSEP	11,994,938	25,948,835
POCT	9,983,602	17,862,904
PNOV	23,040,940	33,785,571
PDEC	18,912,221	14,206,184
UJAN	22,799,276	(6,733,863)
UFEB	6,105,420	(1,540,734)
UMAR	7,737,870	(2,598,769)
UAPR	4,755,579	(2,921,895)
UMAY	2,326,420	(2,903,700)
UJUN	2,304,017	478,731
UJUL	1,732,375	1,420,063
UAUG	1,682,649	1,833,873
USEP	373,742	2,236,945
UOCT	4,043,042	2,387,309
UNOV	1,741,949	1,245,125
UDEC	4,954,246	(693,842)
APRD (a)	(91,001)	103,718
APRH (a)	(481,200)	527,889
APRJ (a)	(1,016,032)	1,054,453
APRQ (a)	(787,162)	823,192

(a)	Amount is included in the change in unrealized appreciation/(depreciation) on investments on the statement of operations.

266

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Notes to Financial Statements (Unaudited) (Continued)

The average volume of derivative activity during the period ended April 30, 2023, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
BJAN	$171,634,954	$(6,535,488)
BFEB	95,549,155	(3,929,103)
BMAR	86,265,343	(2,992,718)
BAPR	132,496,680	(5,888,930)
BMAY	144,237,189	(3,369,149)
BJUN	110,210,607	(1,822,560)
BJUL	161,567,137	(2,674,657)
BAUG	115,959,426	(3,071,187)
BSEP	174,719,695	(4,530,848)
BOCT	211,722,459	(6,337,842)
BNOV	139,784,811	(4,170,053)
BDEC	105,920,573	(4,063,744)
PJAN	617,359,522	(22,905,822)
PFEB	441,275,389	(15,508,352)
PMAR	329,226,117	(10,789,579)
PAPR	393,765,419	(12,222,965)
PMAY	428,044,475	(7,219,358)
PJUN	367,879,184	(4,571,861)
PJUL	488,103,203	(9,495,163)
PAUG	493,037,408	(9,365,448)
PSEP	632,979,969	(14,760,912)
POCT	632,463,087	(29,796,440)
PNOV	830,475,714	(25,771,439)
PDEC	626,330,658	(19,275,489)
UJAN	193,292,531	(5,508,224)
UFEB	77,313,885	(1,548,920)
UMAR	82,733,359	(1,668,158)
UAPR	148,703,650	(1,795,447)
UMAY	93,304,747	(831,549)
UJUN	93,551,342	(526,216)
UJUL	64,042,160	(1,399,086)
UAUG	109,035,656	(965,315)
USEP	134,151,586	(2,637,615)
UOCT	108,688,461	(6,140,772)
UNOV	62,876,122	(1,777,252)
UDEC	93,634,792	(1,751,702)
APRD	654,480	(761,975)
APRH	2,496,750	(2,784,051)
APRJ	3,677,727	(4,029,426)
APRQ	2,607,228	(2,820,983)

267

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Notes to Financial Statements (Unaudited) (Continued)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the period ended April 30, 2023, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. As of April 30, 2023, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since inception.

268

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2022, the Funds made the following permanent book-to-tax reclassifications due to deemed distributions, net operating losses, and redemption in-kind transactions:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
BJAN	$(40,359,803)	$40,359,803
BFEB	(10,628,062)	10,628,062
BMAR	(10,694,631)	10,694,631
BAPR	(14,851,474)	14,851,474
BMAY	(7,854,475)	7,854,475
BJUN	(3,995,240)	3,995,240
BJUL	(8,562,248)	8,562,248
BAUG	(3,882,987)	3,882,987
BSEP	(5,032,006)	5,032,006
BOCT	(6,842,709)	6,842,709
BNOV	(4,551,039)	4,551,039
BDEC	(644,711)	644,711
PJAN	(84,520,389)	84,520,389
PFEB	(26,838,024)	26,838,024
PMAR	(20,382,706)	20,382,706
PAPR	(27,265,785)	27,265,785
PMAY	(22,951,297)	22,951,297
PJUN	(9,103,635)	9,103,635
PJUL	(19,096,521)	19,096,521
PAUG	(11,555,712)	11,555,712
PSEP	(11,044,495)	11,044,495
POCT	(25,095,030)	25,095,030
PNOV	(12,881,183)	12,881,183
PDEC	(983,489)	983,489
UJAN	(31,018,328)	31,018,328
UFEB	(4,926,720)	4,926,720
UMAR	(4,957,353)	4,957,353
UAPR	(4,919,223)	4,919,223
UMAY	(2,990,120)	2,990,120
UJUN	(1,241,885)	1,241,885
UJUL	(2,589,870)	2,589,870
UAUG	(1,424,101)	1,424,101
USEP	(1,768,784)	1,768,784
UOCT	(7,576,998)	7,576,998
UNOV	(3,709,410)	3,709,410
UDEC	(140,004)	140,004

269

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Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date.  The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income, if any, is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day-to-day management of the Funds.

Pursuant to the Advisory Agreement, each respective Fund pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.79%. During the term of the Advisory Agreement, the Adviser pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

270

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Notes to Financial Statements (Unaudited) (Continued)

Milliman Financial Risk Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee, based on the Funds’ average daily net assets, for the services and facilities it provides payable on a monthly basis.

Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.

271

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Notes to Financial Statements (Unaudited) (Continued)

4.	INVESTMENT TRANSACTIONS

For the period ended April 30, 2023, there were no purchases or proceeds from long-term sales of investment securities.

For the period ended April 30, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind	In-Kind
	Creations	Redemptions
BJAN	$-	$36,915,367
BFEB	-	9,565,287
BMAR	-	16,136,981
BAPR	-	21,897,580
BMAY	-	112,944,598
BJUN	-	6,428,938
BJUL	-	53,856,936
BAUG	-	8,183,784
BSEP	-	11,220,244
BOCT	-	103,424,177
BNOV	-	11,198,848
BDEC	-	11,476,706
PJAN	-	114,648,652
PFEB	-	39,902,596
PMAR	-	60,074,569
PAPR	-	58,038,610
PMAY	-	237,349,398
PJUN	-	36,259,599
PJUL	-	151,912,828
PAUG	-	27,637,155
PSEP	-	71,931,622
POCT	-	210,516,295
PNOV	-	59,501,355
PDEC	-	34,002,789
UJAN	-	128,500,444
UFEB	-	9,903,256
UMAR	-	35,185,288
UAPR	-	27,170,962
UMAY	-	62,347,826
UJUN	-	23,948,189
UJUL	-	24,923,025
UAUG	-	14,512,188
USEP	-	59,905,787
UOCT	-	12,777,392
UNOV	-	28,530,029
UDEC	-	42,423,373
APRD	-	-
APRH	-	-
APRJ	-	-
APRQ	-	-

272

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

5.         CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

273

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

6.	FEDERAL INCOME TAX INFORMATION

At October 31, 2022, the cost of investments including options written and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
BJAN	$155,956,541	$18,541,277	$(31,767,792)	$(13,226,515)
BFEB	74,769,357	4,910,943	(10,765,474)	(5,854,531)
BMAR	81,389,323	3,785,872	(8,489,608)	(4,703,736)
BAPR	125,744,211	9,526,575	(19,601,661)	(10,075,086)
BMAY	180,485,326	4,399,307	(8,911,310)	(4,512,003)
BJUN	79,577,181	1,486,513	(4,538,705)	(3,052,192)
BJUL	165,243,678	9,328,015	(4,131,591)	5,196,424
BAUG	107,433,952	2,448,332	(7,057,023)	(4,608,691)
BSEP	168,722,257	841,155	(3,399,321)	(2,558,166)
BOCT	216,363,013	19,003,350	(8,939,404)	10,063,946
BNOV	61,629,655	-	(13,941)	(13,941)
BDEC	107,108,220	8,299,575	(11,619,130)	(3,319,555)
PJAN	466,110,887	60,542,393	(77,556,273)	(17,013,880)
PFEB	248,228,431	21,833,683	(30,489,571)	(8,655,888)
PMAR	234,077,488	15,245,854	(22,880,808)	(7,634,954)
PAPR	322,958,721	27,956,494	(42,141,393)	(14,184,899)
PMAY	401,237,554	13,660,379	(21,715,099)	(8,054,720)
PJUN	351,163,190	8,905,627	(15,510,644)	(6,605,017)
PJUL	496,342,283	19,062,749	(11,266,585)	7,796,164
PAUG	447,598,538	13,131,870	(24,679,871)	(11,548,001)
PSEP	552,645,138	3,994,878	(9,175,599)	(5,180,721)
POCT	629,320,477	47,579,909	(27,074,424)	20,505,485
PNOV	316,903,443	-	(71,237)	(71,237)
PDEC	212,286,520	24,687,748	(28,909,683)	(4,221,935)
UJAN	291,111,147	21,043,957	(28,298,905)	(7,254,948)
UFEB	56,250,066	3,455,930	(6,313,053)	(2,857,123)
UMAR	72,314,629	2,111,841	(4,987,307)	(2,875,466)
UAPR	123,308,884	4,621,086	(4,962,679)	(341,593)
UMAY	98,880,205	2,893,522	(2,336,573)	556,949
UJUN	114,942,284	2,338,070	(2,345,413)	(7,343)
UJUL	72,574,181	2,698,838	(1,577,274)	1,121,564
UAUG	83,349,222	1,542,348	(2,532,029)	(989,681)
USEP	157,702,963	4,396,817	(3,030,681)	1,366,136
UOCT	110,637,138	8,656,408	(6,002,065)	2,654,343
UNOV	53,016,765	-	(11,975)	(11,975)
UDEC	48,675,386	3,555,647	(5,889,436)	(2,333,789)

274

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Notes to Financial Statements (Unaudited) (Continued)

At October 31, 2022, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Net Ordinary Income	Undistributed Capital Gains	Unrealized Appreciation / (Depreciation) on Investments	Total Distributable Earnings /(Accumulated Deficit)
BJAN	$(29,724,859)	$-	$-	$(13,226,515)	$(42,951,374)
BFEB	(3,580,693)	-	-	(5,854,531)	(9,435,224)
BMAR	(3,275,266)	-	-	(4,703,736)	(7,979,002)
BAPR	(786,516)	-	-	(10,075,086)	(10,861,602)
BMAY	(5,612,758)	-	-	(4,512,003)	(10,124,761)
BJUN	(3,344,552)	-	-	(3,052,192)	(6,396,744)
BJUL	(6,666,300)	-	-	5,196,424	(1,469,876)
BAUG	(8,824,887)	-	-	(4,608,691)	(13,433,578)
BSEP	(10,797,814)	-	-	(2,558,166)	(13,355,980)
BOCT	(15,030,711)	-	-	10,063,946	(4,966,765)
BNOV	(11,114,831)	-	-	(13,941)	(11,128,772)
BDEC	(4,865,374)	-	-	(3,319,555)	(8,184,929)
PJAN	(73,105,815)	-	-	(17,013,880)	(90,119,695)
PFEB	(14,828,547)	-	-	(8,655,888)	(23,484,435)
PMAR	(9,873,077)	-	-	(7,634,954)	(17,508,031)
PAPR	(10,663,460)	-	-	(14,184,899)	(24,848,359)
PMAY	(18,398,291)	-	-	(8,054,720)	(26,453,011)
PJUN	(7,321,902)	-	-	(6,605,017)	(13,926,919)
PJUL	(16,912,696)	-	-	7,796,164	(9,116,532)
PAUG	(13,464,275)	-	-	(11,548,001)	(25,012,276)
PSEP	(13,127,617)	-	-	(5,180,721)	(18,308,338)
POCT	(30,592,375)	-	-	20,505,485	(10,086,890)
PNOV	(17,932,509)	-	-	(71,237)	(18,003,746)
PDEC	(4,759,413)	-	-	(4,221,935)	(8,981,348)
UJAN	(28,146,655)	-	-	(7,254,948)	(35,401,603)
UFEB	(2,711,782)	-	-	(2,857,123)	(5,568,905)
UMAR	(1,880,187)	-	-	(2,875,466)	(4,755,653)
UAPR	(3,967,474)	-	-	(341,593)	(4,309,068)
UMAY	(3,693,077)	-	-	556,949	(3,136,128)
UJUN	(1,169,517)	-	-	(7,343)	(1,176,860)
UJUL	(4,263,123)	-	-	1,121,564	(3,141,559)
UAUG	(3,153,904)	-	-	(989,681)	(4,143,585)
USEP	(5,204,616)	-	-	1,366,136	(3,838,480)
UOCT	(10,848,811)	-	-	2,654,343	(8,194,468)
UNOV	(6,247,184)	-	-	(11,975)	(6,259,159)
UDEC	(728,655)	-	-	(2,333,789)	(3,062,444)

275

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. At October 31, 2022, the Funds deferred the following qualified late year ordinary losses:

Late Year Ordinary Losses
BJAN	$1,199,475
BFEB	680,142
BMAR	521,285
BAPR	786,516
BMAY	850,246
BJUN	476,415
BJUL	719,872
BAUG	704,776
BSEP	933,826
BOCT	704,699
BNOV	474,585
BDEC	586,925
PJAN	3,424,465
PFEB	1,676,791
PMAR	1,363,787
PAPR	1,803,172
PMAY	2,084,701
PJUN	1,564,364
PJUL	1,820,037
PAUG	1,584,478
PSEP	1,970,366
POCT	1,605,914
PNOV	1,279,448
PDEC	1,448,055
UJAN	1,736,708
UFEB	290,725
UMAR	293,938
UAPR	503,744
UMAY	438,513
UJUN	399,287
UJUL	326,643
UAUG	278,960
USEP	453,463
UOCT	483,258
UNOV	286,412
UDEC	297,690

276

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

At October 31, 2022, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

Indefinite Short-Term
BJAN	$28,525,382
BFEB	2,900,552
BMAR	2,753,982
BAPR	-
BMAY	4,762,510
BJUN	2,868,137
BJUL	5,946,425
BAUG	8,120,111
BSEP	9,863,987
BOCT	14,326,012
BNOV	10,640,246
BDEC	4,278,448
PJAN	69,681,348
PFEB	13,151,754
PMAR	8,509,289
PAPR	8,860,289
PMAY	16,313,591
PJUN	5,757,539
PJUL	15,092,659
PAUG	11,879,797
PSEP	11,157,251
POCT	28,986,461
PNOV	16,653,060
PDEC	3,311,359
UJAN	26,409,949
UFEB	2,421,058
UMAR	1,586,248
UAPR	3,463,730
UMAY	3,254,565
UJUN	770,230
UJUL	3,936,481
UAUG	2,874,943
USEP	4,751,150
UOCT	10,365,554
UNOV	5,960,773
UDEC	430,966

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2022, no capital loss carryforwards available were utilized.

The Funds did not pay any distributions during the fiscal years ended October 31, 2022 and October 31, 2021, respectively.

277

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

7.         SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

278

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal (2001-present), Chief Executive Officer (2019-present), President (2001-2019), Timothy Financial Counsel, Inc.	95	Tortazo, LLC (2018-present)
Joe Stowell 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015-present).	95	Board of Advisors, Westmont College (2016-2021).
Brian J. Wildman 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019-present); Executive Vice President, Consumer Banking (2016-2019), Chief Risk Officer (2013-2016), MB Financial Bank.	95	Missionary Furlough Homes, Inc. (since 2008); MB Financial Bank (2003-2019).

279

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017-present).	95	None
Officers
John W. Southard, Jr. 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1969	Vice President, Secretary and Assistant Treasurer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017-present); Director and Co-Founder, T2 Capital Management, LLC (2010-present).	95	Independent Trustee, ETF Managers Group, LLC (2012-2018)
Kathleen Meyer 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1964	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2022	Chief Financial Officer, Innovator Capital Management, LLC (2018-present)	95	None
Kevin P. Hourihan 3 Canal Plaza 3rd Floor Portland, ME 04101 Year of Birth: 1978	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2023	Senior Principal Consultant, Fund Chief Compliance Officer, ACA Global, LLC (since 2022); Chief Compliance Officer, Ashmore Funds (2017-2022); Chief Compliance Officer, Ashmore Investment Management (US) Corp (2014-2022); Chief Compliance Officer, Ashmore Equities Investment Management (2015-2019).	95	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

280

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

Innovator Premium Income 10 Barrier ETF – April

Innovator Premium Income 20 Barrier ETF – April

Innovator Premium Income 30 Barrier ETF – April

Innovator Premium Income 40 Barrier ETF – April

At a quarterly Board meeting held on June 16, 2022, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Premium Income 10 Barrier ETF - April, Innovator Premium Income 20 Barrier ETF - April, Innovator Premium Income 30 Barrier ETF - April and Innovator Premium Income 40 Barrier ETF - April (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub- Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub- Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub- Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

281

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee equal to 0.12% on the Fund’s assets under management.

282

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

The Board noted that the proposed unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

283

  INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.	INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.

2.	PROXY VOTING POLICIES AND PROCEDURES

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.	INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4.	HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account.  You may change your status at any time.

5.	ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

284

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

6.	TAX NOTICE

For the fiscal year ended October 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the taxable year ended October 31, 2022, the percentage of ordinary income dividends paid by the Funds that qualify for the dividends received deduction available to corporations was 0.00%.

For the taxable year ended October 31, 2022, the percentage of ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) was 0.00%.

7. LIQUIDITY RISK MANAGEMENT PROGRAM

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Innovator ETFs Trust (“Trust”), on behalf of each of its series (each a “Fund” and, collectively, the “Funds”), has established a liquidity risk management program to govern the Funds’ approach to managing liquidity risk (the “Program”). The Program is overseen by the Trust’s Valuation Committee as the Program Administrator, a committee comprised of representatives of the Trust’s investment adviser, Innovator Capital Management LLC and representatives of Milliman Financial Risk Management LLC, the sub-adviser for certain of the Funds (the “Committee”). The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to administer the Program.

The Program’s principal objectives include supporting the Funds’ compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and re-classification of certain Funds’ investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on September 13, 2022, the Trustees received a written report from the Committee regarding the design and operational effectiveness of the Program which has been in operation since September 2019. The Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has operated adequately and effectively to manage the Funds’ liquidity risk since implementation. The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee also noted no Fund has filed a Form N-LIQUID with the SEC.

285

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street

Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Milliman Financial Risk Management, LLC

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

320 South Canal Street, 27th Floor

Chicago, IL 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

INNOVATOR

Semi-Annual Report

INNOVATOR IBD® ETFS (FFTY & BOUT)
INNOVATOR DEEPWATER FRONTIER TECH ETF (LOUP)
INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF (EPRF)
INNOVATOR LADDERED ALLOCATION ETFS (BUFF & BUFB)
INNOVATOR STEP-UP STRATEGY ETFS (BSTP & PSTP)
INNOVATOR HEDGED TSLA STRATEGY ETF (TSLH)
INNOVATOR UNCAPPED ACCELERATED U.S. EQUITY ETF (XUSP)
INNOVATOR EQUITY MANAGED FLOOR ETF (SFLR)
INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF (IGTR)

April 30, 2023
Innovator ETFs Trust

Letter to Shareholders	3
Fund Performance	5
Expense Example	29
Schedules of Investments	31
Statements of Assets and Liabilities	78
Statements of Operations	83
Statements of Changes in Net Assets	88
Financial Highlights	98
Notes to Financial Statements	108
Trustees and Officers	130
Board Considerations Regarding Approval of Investment Management Agreement	132
Additional Information	138

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

The 1-year period ended April 30, 2023 was noteworthy in many ways. During this 12-month stretch, investors witnessed a remarkable chain of events:

1.	Accommodative covid-era monetary policy led to the highest inflation in 40 years
2.	High and rising inflation led to tighter monetary policy
3.	Tighter monetary policy led to large bank failures
4.	Bank failures led to heightened stock market volatility

On top of all that, the Federal government reached its debt limit in early 2023 and Congress had still not resolved the matter as of April 30.

While many investors have dealt with the effects of high inflation, bank failures and government debt limits, few have experienced such swift and severe Fed policy tightening out of such an accommodative policy stance. If there’s anything to be learned from this period, it may be the simple reminder that the future remains unknown and the ability to have a better sense of your risk in the middle of the storm is invaluable.

We believe that the Fed is likely to hold interest rates higher for longer than the market has anticipated and that investors will need to learn to factor these higher rates into their thinking. In our estimation, this doesn’t translate to a full-blown “risk-off” sentiment; but to the extent that higher rates create greater market uncertainty, we continue to think investors will do well to be risk aware.

The heightened uncertainty during this period led a large swath of investors to look for ways to maintain market exposure with built-in risk management. Many investors looked to Innovator during this period and we were pleased to offer the industry’s largest and widest-ranging suite of Defined Outcome ETFs™, including the latest addition of our Premium Income Barrier ETFs™. Over this period, while the global equity market was up 2.6%, strong inflows resulted in our assets under management nearly doubling, rising by more than $6.5 billion over the 12-month period.

On behalf of the team at Innovator, thank you for the confidence and trust you’ve place in us and our products over the past year. We’ve worked to earn that trust and intend to work hard to keep it. We wish you the best in good health and prosperity in the coming year.

Bruce Bond,

CEO

3

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited) (Continued)

The views in this report were those of the Fund’s CEO as of April 30, 2023 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

The Funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. For more information regarding whether an investment in the Fund is right for you, please see Investor Suitability" in the prospectus.

Investing involves risks. Loss of principal is possible.

This material must be preceded by or accompanied with a prospectus. The Funds' investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information, and it may be obtained at innovatoretfs.com. Read it carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC.

4

INNOVATOR IBD® 50 ETF

Fund Performance

April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® 50 ETF from its inception (April 8, 2015) to April 30, 2023 as compared with the S&P 500® Index.

	Average Annual Total Returns As of April 30, 2023
	1 Year	3 Years	5 Years	Since Inception (a)
Innovator IBD® 50 ETF
NAV Return	-26.55%	-7.34%	-6.30%	-0.54%
Market Return	-26.56%	-7.40%	-6.33%	-0.55%
S&P 500® Index	2.66%	14.52%	11.45%	11.06%
IBD® 50 Index (b)	-26.52%	-6.82%	-5.75%	-5.91%	(c)

(a)	Inception date is April 8, 2015.
(b)	The Fund began tracking the IBD® 50 Index on November 20, 2017.
(c)	Since Inception return is from the date the Fund began tracking the IBD® 50 Index, November 20, 2017.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.97% and 0.80%, respectively. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

5

INNOVATOR IBD® 50 ETF

Fund Performance

April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund, S&P 500® Index and IBD® 50 Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® 50 Index is a weekly, rule–based, computer–generated stock index compiled and published by Investor’s Business Daily® that seeks to identify the current top 50 growth stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/FFTY.

6

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Fund Performance

April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® Breakout Opportunities ETF from its inception (September 12, 2018) to April 30, 2023 as compared with the S&P 500® Index and IBD® Breakout Stocks Index.

	Average Annual Total Returns As of April 30, 2023
	1 Year	3 Years	Since Inception (a)
Innovator IBD® Breakout Opportunities ETF
NAV Return	-10.34%	15.28%	4.98%
Market Return	-10.34%	15.02%	4.97%
S&P 500® Index	2.66%	14.52%	10.14%
IBD® Breakout Stocks Index	-9.35%	16.85%	6.31%

(a)	Inception date is September 12, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.81%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

7

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Fund Performance

April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index and IBD® Breakout Stocks Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® Breakout Stocks Index is a rule–based index compiled and published by Investor’s Business Daily® that seeks to provide opportunistic investment exposure to those stocks with the potential to “break out” or experience a period of sustained price growth beyond the stock’s recent “resistance level,” with consideration for various market conditions.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BOUT.

8

INNOVATOR DEEPWATER FRONTIER TECH ETF

Fund Performance

April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Deepwater Frontier Tech ETF from its inception (July 24, 2018) to April 30, 2023 as compared with the Dow Jones Global Index and Loup Frontier Tech Index.

	Average Annual Total Returns As of April 30, 2023
	1 Year	3 Years	Since Inception (a)
Innovator Deepwater Frontier Tech ETF
NAV Return	-11.07%	8.27%	6.23%
Market Return	-10.94%	8.12%	6.15%
Dow Jones Global Index	2.02%	12.14%	6.70%
Loup Frontier Tech Index	-10.67%	8.94%	6.86%

(a)	Inception date is July 24, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.70%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

9

INNOVATOR DEEPWATER FRONTIER TECH ETF

Fund Performance

April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, Dow Jones Global Index and Loup Frontier Tech Index include the reinvestment of all dividends, if any.

The Dow Jones Global Index is an unmanaged, capitalization–weighted index generally representative of the global market.

The Loup Frontier Tech Index is a rules–based stock index that seeks to identify and track those companies identified as being on the frontier of the development of new technologies that have the potential to have an outsized influence on the future.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/LOUP.

10

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Fund Performance

April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P Investment Grade Preferred ETF from its inception (May 23, 2016) to April 30, 2023 as compared with the S&P U.S. High Quality Preferred Stock Index and the S&P U.S. Preferred Stock Index.

	Average Annual Total Returns As of April 30, 2023
	1 Year	3 Years	5 Years	Since Inception (a)
Innovator S&P Investment Grade Preferred ETF
NAV Return	-1.32%	-2.08%	1.03%	1.01%
Market Return	-1.11%	-2.59%	1.08%	0.96%
S&P U.S. High Quality Preferred Stock Index	-0.99%	-1.73%	1.43%	1.49%
S&P U.S. Preferred Stock Index	-0.17%	1.82%	2.50%	2.73%

(a)	Inception date is May 23, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.47%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

11

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Fund Performance

April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P U.S. High Quality Preferred Stock Index and S&P U.S. Preferred Stock Index include the reinvestment of all dividends, if any.

The S&P U.S. High Quality Preferred Stock Index is designed to provide exposure to U.S. - listed preferred stocks that meet a minimum size, liquidity, type of issuance, and quality criteria.

The S&P U.S. Preferred Stock Index generally represents the U.S. preferred stock market.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at innovatoretfs.com/EPRF.

12

INNOVATOR LADDERED ALLOCATION POWER BUFFER ETF

Fund Performance

April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Laddered Allocation Power Buffer ETF from its inception (October 19, 2016) to April 30, 2023 as compared with the S&P 500® Index.

	Average Annual Total Returns As of April 30, 2023
	1 Year	3 Years	5 Years	Since Inception (a)
Innovator Laddered Allocation Power Buffer ETF
NAV Return	5.97%	11.87%	4.22%	6.82%
Market Return	6.00%	11.89%	4.26%	6.85%
S&P 500® Index	2.66%	14.52%	11.45%	12.75%
Refinitiv Laddered Power Buffer Strategy Index (b)	6.02%	N/A	N/A	5.25%	(c)

(a)	Inception date is October 19, 2016.
(b)	The Fund began tracking the Refinitiv Laddered Power Buffer Strategy Index on August 11, 2020.
(c)	Since Inception return is cumulative and from the date the Fund began tracking the Refinitiv Laddered Power Buffer Strategy Index, August 11, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.99% and 0.89%, respectively. This expense ratio includes acquired fund fees and expenses of 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

13

INNOVATOR LADDERED ALLOCATION POWER BUFFER ETF

Fund Performance

April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, Refinitiv Laddered Power Buffer Strategy Index and S&P 500® Index include the reinvestment of all dividends, if any.

The Refinitiv Laddered Power Buffer Strategy Index is equally weighted in the shares of the twelve Innovator U.S. Equity Power Buffer ETFs which each respectively seek to provide a defined outcome based upon the performance of the S&P 500® Index - Price Return over the course of an approximately one-year time period that begins on the first trading day of the month indicated in the respective ETF's name. Each Innovator U.S. Equity Power Buffer ETF seeks to provide an upside return that is capped for an applicable outcome period and a measure of downside protection from losses for such outcome period. The Index seeks to provide "laddered" investing in the twelve Innovator U.S. Equity Power Buffer ETFs. Laddered investing refers to investments in several similar securities that have different reset dates, with the goal of mitigating timing risks associated with investing in a single investment.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at innovatoretfs.com/BUFF.

14

INNOVATOR LADDERED ALLOCATION BUFFER ETF

Fund Performance

April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Laddered Allocation Buffer ETF from its inception (February 8, 2022) to April 30, 2023 as compared with the S&P 500® Index.

	Average Annual Total Returns As of April 30, 2023
	1 Year	Since Inception (a)
Innovator Laddered Allocation Buffer ETF
NAV Return	5.28%	-0.62%
Market Return	5.04%	-0.64%
S&P 500® Index	2.66%	-4.83%
MerQube U.S. Large Cap Equity Buffer Laddered Index	5.39%	-0.52%

(a)	Inception date is February 8, 2022.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.99% and 0.89%, respectively. This expense ratio includes acquired fund fees and expenses of 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

15

INNOVATOR LADDERED ALLOCATION BUFFER ETF

Fund Performance

April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, MerQube U.S. Large Cap Equity Buffer Laddered Index and S&P 500® Index include the reinvestment of all dividends, if any.

The MerQube U.S. Large Cap Equity Buffer Laddered Index is equally weighted in the shares of the twelve Innovator U.S. Equity Buffer ETFs which each respectively seek to provide a defined outcome based upon the performance of the S&P 500® Index - Price Return over the course of an approximately one-year time period that begins on the first trading day of the month indicated in the respective ETF's name. Each Innovator U.S. Equity Buffer ETF seeks to provide an upside return that is capped for an applicable outcome period and a measure of downside protection from losses for such outcome period. The Index seeks to provide "laddered" investing in the twelve Innovator U.S. Equity Buffer ETFs. Laddered investing refers to investments in several similar securities that have different reset dates, with the goal of mitigating timing risks associated with investing in a single investment.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at innovatoretfs.com/BUFB.

16

INNOVATOR BUFFER STEP-UP STRATEGY ETF

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Buffer Step-Up Strategy ETF from its inception (March 7, 2022) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns As of April 30, 2023
	1 Year	Since Inception (a)
Innovator Buffer Step-Up Strategy ETF
NAV Return	2.68%	0.97%
Market Return	2.73%	0.88%
S&P 500® Index - Price Return	0.91%	-0.66%
S&P 500® Index - Total Return	2.66%	1.01%

(a) Inception date is March 7, 2022.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

17

INNOVATOR BUFFER STEP-UP STRATEGY ETF

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BSTP.

18

INNOVATOR POWER BUFFER STEP-UP STRATEGY ETF

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Power Buffer Step-Up Strategy ETF from its inception (March 7, 2022) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns As of April 30, 2023
	1 Year	Since Inception (a)
Innovator Power Buffer Step-Up Strategy ETF
NAV Return	3.57%	1.93%
Market Return	3.64%	1.85%
S&P 500® Index - Price Return	0.91%	-0.66%
S&P 500® Index - Total Return	2.66%	1.01%

(a) Inception date is March 7, 2022.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

19

INNOVATOR POWER BUFFER STEP-UP STRATEGY ETF

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PSTP.

20

INNOVATOR HEDGED TSLA STRATEGY ETF

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Hedged TSLA Strategy ETF from its inception (July 25, 2022) to April 30, 2023 as compared with Tesla, Inc. and the NASDAQ-100 Index - Price Return and Total Return.

Total Returns As of April 30, 2023
Since Inception (a)
Innovator Hedged TSLA Strategy ETF
NAV Return	-8.18%
Market Return	-8.31%
Tesla, Inc.	-38.79%
NASDAQ-100 Index - Price Return	7.44%
NASDAQ-100 Index - Total Return	8.19%

(a) Inception date is July 25, 2022.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

21

INNOVATOR HEDGED TSLA STRATEGY ETF

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, Tesla Inc. and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TSLH.

22

INNOVATOR UNCAPPED ACCELERATED U.S. EQUITY ETF

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Uncapped Accelerated U.S. Equity ETF from its inception (August 10, 2022) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns As of April 30, 2023
Since Inception (a)
Innovator Uncapped Accelerated U.S. Equity ETF
NAV Return	-1.55%
Market Return	-1.69%
S&P 500® Index - Price Return	-0.97%
S&P 500® Index - Total Return	0.29%

(a) Inception date is August 10, 2022.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

23

INNOVATOR UNCAPPED ACCELERATED U.S. EQUITY ETF

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XUSP.

24

INNOVATOR EQUITY MANAGED FLOOR ETF

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Equity Managed Floor ETF from its inception (November 8, 2022) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns As of April 30, 2023
Since Inception (a)
Innovator Equity Managed Floor ETF
NAV Return	8.09%
Market Return	8.04%
S&P 500® Index - Price Return	8.92%
S&P 500® Index - Total Return	9.84%

(a) Inception date is November 8, 2022.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

25

INNOVATOR EQUITY MANAGED FLOOR ETF

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at

Innovatoretfs.com/SFLR.

26

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Gradient Tactical Rotation Strategy ETF from its inception (November 16, 2022) to April 30, 2023 as compared with the S&P Global Broad Market Index - Total Return and S&P 500® Index - Total Return.

Total Returns As of April 30, 2023
Since Inception (a)
Innovator Gradient Tactical Rotation Strategy ETF
NAV Return	-14.42%
Market Return	-14.66%
S&P Global Broad Market Index - Total Return	6.74%
S&P 500® Index - Total Return	6.12%

(a) Inception date is November 16, 2022.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

27

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index Total Return and S&P Global BMI Total Return Index include the reinvestment of all dividends, if any.

The S&P Global Broad Market Index is a market capitalization-weighted index providing a broad measure of global equities markets.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IGTR.

28

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire respective period to April 30, 2023 for each Fund.

Actual Expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares.  Therefore, the second line under the Fund in the table is useful in comparing the ongoing Fund costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

29

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2023 (Unaudited) (Continued)

			Expenses Paid		Annualized Expense
	Beginning	Ending	During		Ratio for
	Account Value	Account Value	the Period		the Period
Innovator IBD 50® ETF (NAV)					0.80%
Actual	$1,000.00	$911.20	$3.79	(a)
Hypothetical	1,000.00	1,020.83	4.01	(a)
Innovator IBD® Breakout Opportunities ETF (NAV)					0.80%
Actual	1,000.00	1,018.20	4.00	(a)
Hypothetical	1,000.00	1,020.83	4.01	(a)
Innovator Deepwater Frontier Tech ETF (NAV)					0.70%
Actual	1,000.00	1,136.30	3.71	(a)
Hypothetical	1,000.00	1,021.32	3.51	(a)
Innovator S&P Investment Grade Preferred ETF (NAV)					0.47%
Actual	1,000.00	1,074.90	2.42	(a)
Hypothetical	1,000.00	1,022.46	2.36	(a)
Innovator Laddered Allocation Power Buffer ETF (NAV)					0.10%
Actual	1,000.00	1,062.00	0.51	(a)
Hypothetical	1,000.00	1,024.30	0.50	(a)
Innovator Laddered Allocation Buffer ETF (NAV)					0.10%
Actual	1,000.00	1,075.50	0.51	(a)
Hypothetical	1,000.00	1,024.30	0.50	(a)
Innovator Buffer Step-Up Strategy ETF (NAV)					0.89%
Actual	1,000.00	1,071.50	4.57	(a)
Hypothetical	1,000.00	1,020.38	4.46	(a)
Innovator Power Buffer Step-Up Strategy ETF (NAV)					0.89%
Actual	1,000.00	1,065.60	4.56	(a)
Hypothetical	1,000.00	1,020.38	4.46	(a)
Innovator Hedged TSLA Strategy ETF (NAV)					0.79%
Actual	1,000.00	975.50	3.87	(a)
Hypothetical	1,000.00	1,020.88	3.96	(a)
Innovator Uncapped Accelerated U.S. Equity ETF (NAV)					0.79%
Actual	1,000.00	1,079.40	4.07	(a)
Hypothetical	1,000.00	1,020.88	3.96	(a)
Innovator Equity Managed Floor ETF (NAV)					0.89%
Actual	1,000.00	1,080.90	4.39	(b)
Hypothetical	1,000.00	1,020.38	4.46	(d)
Innovator Gradient Tactical Rotation Strategy ETF (NAV)					0.80%
Actual	1,000.00	855.80	3.36	(c)
Hypothetical	1,000.00	1,020.83	4.01	(d)

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).
(b)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 173/365 (to reflect the period since the Fund’s inception).
(c)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 165/365 (to reflect the period since the Fund’s inception).
(d)	For comparative purposes only as the Fund was not in operation for the full six month period.

30

INNOVATOR IBD® 50 ETF

Schedule of Investments
April 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.70%
Advertising - 1.06%
The Trade Desk, Inc. - Class A (a)	12,798	$823,423

Apparel - 6.31%
Crocs, Inc. (a)	18,187	2,249,186
On Holding AG - Class A (a)	81,740	2,652,463
		4,901,649
Auto Manufacturers - 0.50%
PACCAR, Inc.	5,252	392,272

Auto Parts & Equipment - 2.59%
Mobileye Global, Inc. - Class A (a)(b)	53,462	2,012,310

Biotechnology - 6.61%
BeiGene Ltd. - ADR (a)(b)	9,363	2,387,190
Intra-Cellular Therapies, Inc. (a)	37,740	2,345,541
Vertex Pharmaceuticals, Inc. (a)	1,187	404,447
		5,137,178
Building Materials - 6.71%
AAON, Inc. (b)	24,528	2,403,744
Tecnoglass, Inc. (b)	64,053	2,808,724
		5,212,468
Commercial Services - 2.04%
Flywire Corp. (a)(b)	27,161	792,286
Quanta Services, Inc.	4,681	794,085
		1,586,371
Distribution & Wholesale - 1.53%
Copart, Inc. (a)	4,979	393,590
Core & Main, Inc. - Class A (a)	30,410	792,485
		1,186,075
Electronics - 1.02%
Hubbell, Inc.	2,953	795,302

Energy-Alternate Sources - 1.99%
Array Technologies, Inc. (a)	75,654	1,547,124

The accompanying notes are an integral part of these financial statements.
31

INNOVATOR IBD® 50 ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Entertainment - 3.71%
DraftKings, Inc. - Class A (a)	131,683	2,885,174

Environmental Control - 3.02%
Clean Harbors, Inc. (a)	16,190	2,350,140

Food - 0.51%
The Hershey Co.	1,466	400,306

Healthcare - Products - 10.46%
Inmode Ltd. (a)	41,938	1,562,610
Inspire Medical Systems, Inc. (a)(b)	8,543	2,286,363
Lantheus Holdings, Inc. (a)	18,091	1,545,876
Shockwave Medical, Inc. (a)(b)	9,420	2,733,307
		8,128,156
Healthcare - Services - 1.94%
Medpace Holdings, Inc. (a)	7,531	1,507,254

Home Builders - 10.49%
Meritage Homes Corp. (b)	22,058	2,824,527
PulteGroup, Inc. (b)	41,585	2,792,433
Tri Pointe Homes, Inc. (a)	88,399	2,535,283
		8,152,243
Internet - 3.07%
MercadoLibre, Inc. (a)	1,865	2,382,519

Leisure Time - 0.50%
Brunswick Corp./DE	4,622	391,899

Mining - 0.50%
Agnico Eagle Mines Ltd.	6,869	389,678

Miscellaneous Manufacturing - 2.89%
Axon Enterprise, Inc. (a)	10,659	2,245,958

Oil & Gas - 1.51%
BP PLC - ADR	19,479	784,614
TotalEnergies SE - ADR	6,057	387,224
		1,171,838

The accompanying notes are an integral part of these financial statements.
32

INNOVATOR IBD® 50 ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Pharmaceuticals – 1.42%
Amphastar Pharmaceuticals, Inc. (a)	20,123	719,800
Novo Nordisk AS – ADR	2,327	388,819
		1,108,619
Retail – 12.00%
BJ’s Wholesale Club Holdings, Inc. (a)	5,046	385,363
Floor & Decor Holdings, Inc. – Class A (a)	16,365	1,625,699
Lululemon Athletica, Inc. (a)	4,118	1,564,552
Tractor Supply Co.	6,316	1,505,734
Ulta Beauty, Inc. (a)	2,805	1,546,761
Wingstop, Inc. (b)	13,479	2,697,283
		9,325,392
Software – 13.77%
DoubleVerify Holdings, Inc. (a)	12,961	381,313
Duolingo, Inc. (a)	19,675	2,678,948
Dynatrace, Inc. (a)	36,741	1,553,410
Fiserv, Inc. (a)	6,487	792,192
HubSpot, Inc. (a)(b)	1,848	777,916
Salesforce, Inc. (a)	8,020	1,590,927
Samsara, Inc. – Class A (a)(b)	120,360	2,172,498
Sciplay Corp. – Class A (a)	44,463	759,428
		10,706,632
Telecommunication – 3.55%
Arista Networks, Inc. (a)	17,234	2,760,198
TOTAL COMMON STOCKS (Cost $74,828,358)		77,500,178

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 29.44%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.03% (c)	22,880,354	22,880,354
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $22,880,354)		22,880,354

The accompanying notes are an integral part of these financial statements.
33

INNOVATOR IBD® 50 ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

SHORT TERM INVESTMENTS - 0.23%
Money Market Deposit Account - 0.23%	Principal Amount	Value
U.S. Bank Money Market Deposit Account, 4.800% (d)	$179,182	179,182
TOTAL SHORT TERM INVESTMENTS (Cost $179,182)		179,182

Total Investments (Cost $97,887,894) - 129.37%		100,559,714
Liabilities in Excess of Other Assets - (29.37)%		(22,829,677)
TOTAL NET ASSETS - 100.00%		$77,730,037

Asset Type	% of Net Assets
Common Stocks	99.70%
Investments Purchased with Proceeds From Securities Lending	29.44
Short Term Investments	0.23
Total Investments	129.37
Liabilities in Excess of Other Assets	(29.37)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $12,127,505, or 15.60% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
34

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments
April 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.09%
Advertising - 2.58%
Omnicom Group, Inc. (a)	3,951	$357,842

Apparel - 1.90%
On Holding AG - Class A (b)	1,215	39,427
Skechers USA, Inc. - Class A (b)	4,212	224,036
		263,463
Banks - 5.69%
HDFC Bank Ltd. - ADR	5,229	364,984
ICICI Bank Ltd. - ADR	16,875	383,907
JPMorgan Chase & Co.	288	39,813
		788,704
Beverages - 5.05%
PepsiCo, Inc. (a)	1,998	381,398
The Coca-Cola Co.	4,968	318,697
		700,095
Biotechnology - 1.83%
Intra-Cellular Therapies, Inc. (b)	3,393	210,875
Vertex Pharmaceuticals, Inc. (b)	126	42,932
		253,807
Building Materials - 3.01%
PGT Innovations, Inc. (b)	1,548	39,722
The AZEK Co., Inc. (b)	13,896	377,138
		416,860
Commercial Services - 4.23%
Cintas Corp.	234	106,650
FTI Consulting, Inc. (b)	1,080	194,940
Insperity, Inc. (a)	1,638	200,590
Quanta Services, Inc. (a)	243	41,223
Rollins, Inc.	1,026	43,348
		586,751
Computers - 1.61%
ExlService Holdings, Inc. (b)	1,251	223,153

Diversified Financial Services - 1.05%
Mastercard, Inc. - Class A	279	106,028
Visa, Inc. - Class A (a)	171	39,797
		145,825

The accompanying notes are an integral part of these financial statements.
35

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Environmental Control - 5.65%
Energy Recovery, Inc. (b)	1,791	40,351
Republic Services, Inc.	1,530	221,269
Waste Connections, Inc.	1,458	202,881
Waste Management, Inc.	1,926	319,812
		784,313
Food - 2.71%
General Mills, Inc.	4,239	375,703

Food Service - 2.32%
Sovos Brands, Inc. (b)	18,792	322,283

Healthcare - Products - 6.01%
Hologic, Inc. (b)	3,780	325,118
Insulet Corp. (a)(b)	126	40,073
Intuitive Surgical, Inc. (b)	1,062	319,896
ResMed, Inc.	180	43,373
Stryker Corp.	351	105,177
		833,637
Healthcare - Services - 0.28%
The Ensign Group, Inc.	405	39,321

Home Builders - 0.31%
PulteGroup, Inc. (a)	648	43,513

Insurance - 3.80%
Aon PLC - Class A (a)	954	310,222
Arch Capital Group Ltd. (b)	1,476	110,803
Kinsale Capital Group, Inc. (a)	324	105,854
		526,879
Internet - 1.44%
Palo Alto Networks, Inc. (a)(b)	1,098	200,341

Leisure Time - 2.65%
Life Time Group Holdings, Inc. (a)(b)	17,703	368,045

Media - 0.75%
World Wrestling Entertainment, Inc. - Class A (a)	972	104,169

The accompanying notes are an integral part of these financial statements.
36

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Mining - 1.53%
Franco-Nevada Corp. (a)	1,395	211,733

Oil & Gas - 13.82%
BP PLC - ADR	8,019	323,006
Civitas Resources, Inc. (a)	3,042	210,050
Denbury, Inc. (b)	2,295	214,307
Exxon Mobil Corp.	2,745	324,843
Hess Corp.	2,214	321,163
Shell PLC - ADR	6,039	374,297
TotalEnergies SE - ADR	1,674	107,019
Weatherford International PLC (b)	648	41,880
		1,916,565
Oil & Gas Services - 0.29%
Atlas Energy Solutions, Inc. - Class A (b)	2,232	40,265

Pharmaceuticals - 6.11%
AbbVie, Inc.	1,305	197,212
Protagonist Therapeutics, Inc. (b)	13,239	299,201
Sanofi - ADR	6,543	351,032
		847,445
Pipelines - 2.67%
Targa Resources Corp. (a)	4,905	370,475

Retail - 9.47%
Academy Sports & Outdoors, Inc. (a)	5,562	353,298
Dick's Sporting Goods, Inc. (a)	711	103,102
Lululemon Athletica, Inc. (b)	108	41,033
O'Reilly Automotive, Inc. (b)	117	107,325
Restaurant Brands International, Inc. (a)	5,337	374,284
Wingstop, Inc.	1,674	334,984
		1,314,026
Software - 5.34%
Adobe, Inc. (b)	279	105,339
Cadence Design Systems, Inc. (b)	495	103,678
Fiserv, Inc. (b)	909	111,007
Intuit, Inc.	90	39,956
Roper Technologies, Inc.	837	380,651
		740,631

The accompanying notes are an integral part of these financial statements.
37

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Telecommunications - 0.79%
Arista Networks, Inc. (a)(b)	684	109,549

Transportation - 5.20%
Old Dominion Freight Line, Inc.	117	37,486
XPO, Inc. (b)	7,227	319,289
ZTO Express Cayman, Inc. - ADR	13,158	364,213
		720,988
TOTAL COMMON STOCKS (Cost $13,196,855)		13,606,381

MASTER LIMITED PARTNERSHIPS - 1.50%
Pipelines - 1.50%
Enterprise Products Partners LP	7,911	208,138
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $207,172)		208,138

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.48%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.03% (c)	2,841,107	2,841,107
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,841,107)		2,841,107

SHORT TERM INVESTMENTS - 0.40%
Money Market Deposit Account - 0.40%	Principal Amount	Value
U.S. Bank Money Market Deposit Account, 4.800% (d)	$55,992	55,992
TOTAL SHORT TERM INVESTMENTS (Cost $55,992)		55,992

Total Investments (Cost $16,301,126) - 120.47%		16,711,618
Liabilities in Excess of Other Assets - (20.47)%		(2,839,207)
TOTAL NET ASSETS - 100.00%		$13,872,411

The accompanying notes are an integral part of these financial statements.
38

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Asset Type	% of Net Assets
Common Stocks	98.09%
Master Limited Partnerships	1.50
Investments Purchased with Proceeds From Securities Lending	20.48
Short Term Investments	0.40
Total Investments	120.47
Liabilities in Excess of Other Assets	(20.47)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $2,784,482, or 20.07% of net assets. See Note 6.
(b)	Non-income producing security.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
39

INNOVATOR DEEPWATER FRONTIER TECH ETF

Schedule of Investments
April 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.93%
Aerospace & Defense - 5.87%
AeroVironment, Inc. (a)(b)	10,223	$1,029,354
Lockheed Martin Corp.	2,207	1,025,041
		2,054,395
Auto Parts & Equipment - 7.86%
LG Energy Solution Ltd. (a)	4,052	1,758,975
Mobileye Global, Inc. - Class A (a)(b)	26,434	994,976
		2,753,951
Banks - 5.95%
NU Holdings Ltd./Cayman Islands - Class A (a)	404,038	2,084,836

Commercial Services - 9.45%
Adyen NV (a)	712	1,139,175
Block, Inc. (a)(b)	16,508	1,003,521
GXO Logistics, Inc. (a)(b)	21,976	1,167,585
		3,310,281
Computers - 7.83%
AutoStore Holdings Ltd. (a)	482,143	1,032,868
Crowdstrike Holdings, Inc. - Class A (a)(b)	14,251	1,710,832
		2,743,700
Electrical Components & Equipment - 3.09%
Novanta, Inc. (a)	7,081	1,082,260

Electronics - 2.96%
Trimble, Inc. (a)	22,038	1,037,990

Internet - 3.06%
Uber Technologies, Inc. (a)	34,497	1,071,132

Miscellaneous Manufacturing - 2.97%
Axon Enterprise, Inc. (a)(b)	4,926	1,037,957

Semiconductors - 23.99%
Advanced Micro Devices, Inc. (a)	11,467	1,024,806
ams-OSRAM AG (a)	159,257	1,093,962
Applied Materials, Inc. (b)	9,394	1,061,804
ASML Holding NV	1,663	1,050,919

The accompanying notes are an integral part of these financial statements.
40

INNOVATOR DEEPWATER FRONTIER TECH ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Micron Technology, Inc.	17,315	1,114,393
Skyworks Solutions, Inc. (b)	9,791	1,036,867
Taiwan Semiconductor Manufacturing Co. Ltd.	64,000	1,045,068
Teradyne, Inc. (b)	10,656	973,745
		8,401,564
Software - 20.82%
Adobe, Inc. (a)	2,914	1,100,210
Alteryx, Inc. - Class A (a)(b)	33,820	1,391,017
Palantir Technologies, Inc. - Class A (a)	130,603	1,012,173
Pegasystems, Inc. (b)	23,217	1,059,160
Take-Two Interactive Software, Inc. (a)(b)	9,041	1,123,706
Unity Software, Inc. (a)(b)	59,549	1,606,036
		7,292,302
Telecommunications - 3.08%
Arista Networks, Inc. (a)	6,724	1,076,916
TOTAL COMMON STOCKS (Cost $35,796,707)		33,947,284

PREFERRED STOCKS - 3.06%
Auto Manufacturers - 3.06%
Dr Ing hc F Porsche AG (a)	8,567	1,070,498
TOTAL PREFERRED STOCKS (Cost $761,334)		1,070,498

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 32.46%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.03% (c)	11,367,570	11,367,570
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,367,570)		11,367,570

The accompanying notes are an integral part of these financial statements.
41

INNOVATOR DEEPWATER FRONTIER TECH ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

SHORT TERM INVESTMENTS - 0.04%
Money Market Deposit Account - 0.04%	Principal Amount	Value
U.S. Bank Money Market Deposit Account, 4.800% (d)	$13,673	13,673
TOTAL SHORT TERM INVESTMENTS (Cost $13,673)		13,673

Total Investments (Cost $47,939,284) - 132.49%		46,399,025
Liabilities in Excess of Other Assets - (32.49)%		(11,378,018)
TOTAL NET ASSETS - 100.00%		$35,021,007

Country	% of Net Assets
Austria	3.12%
Brazil	5.95
Germany	3.06
Israel	2.84
Netherlands	6.25
Norway	2.95
South Korea	5.02
Taiwan	2.99
United States	67.81
Total Country	99.99
Investments Purchased with Proceeds From Securities Lending	32.46
Short Term Investments	0.04
Total Investments	132.49
Liabilities in Excess of Other Assets	(32.49)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $10,960,217, or 31.30% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
42

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments
April 30, 2023 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 99.31% (a)
Banks - 36.66% (c)
Bank of America Corp., Series 02, 5.603% to 05/30/2023 then 3-Month USD Libor + 0.650%	19,172	$401,845
Bank of America Corp., Series 4, 5.703% to 05/30/2023 then 3-Month USD Libor + 0.750%	18,632	400,774
Bank of America Corp., Series 5, 5.415% to 05/21/2023 then 3-Month USD Libor + 0.500%	19,330	396,265
Bank of America Corp., Series E, 5.214% to 05/15/2023 then 3-Month USD Libor + 0.350%	19,144	388,623
Bank of America Corp., Series GG, 6.000%	15,813	393,744
Bank of America Corp., Series HH, 5.875%	16,197	402,981
Bank of America Corp., Series KK, 5.375%	16,846	398,913
Bank of America Corp., Series LL, 5.000% (b)	18,007	401,016
Bank of America Corp., Series NN, 4.375%	20,476	398,258
Bank of America Corp., Series PP, 4.125%	21,826	400,071
Bank of America Corp., Series QQ, 4.250%	20,995	396,596
Bank of America Corp., Series SS, 4.750%	18,800	392,920
Bank of Hawaii Corp., Series A, 4.375%	288,901	4,524,190
Cullen/Frost Bankers, Inc., Series B, 4.450%	253,554	4,941,767
JPMorgan Chase & Co., Series DD, 5.750%	31,589	796,359
JPMorgan Chase & Co., Series EE, 6.000%	31,082	795,078
JPMorgan Chase & Co., Series GG, 4.750%	35,787	802,345
JPMorgan Chase & Co., Series JJ, 4.550% (b)	37,229	792,978
JPMorgan Chase & Co., Series LL, 4.625%	36,696	787,496
JPMorgan Chase & Co., Series MM, 4.200% (b)	39,311	793,689
Morgan Stanley, Series A, 5.960% to 07/17/2023 then 3-Month USD Libor + 0.700%	29,137	599,639
Morgan Stanley, Series E, 7.125% to 10/15/2023 then 3-Month USD Libor + 4.320%	23,468	597,965

The accompanying notes are an integral part of these financial statements.
43

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Morgan Stanley, Series F, 6.875% to 01/15/2024 then 3-Month USD Libor + 3.940%	23,930	607,343
Morgan Stanley, Series I, 6.375% to 10/15/2024 then 3-Month USD Libor + 3.708%	24,007	603,296
Morgan Stanley, Series K, 5.850% to 04/15/2027 then 3-Month USD Libor + 3.491% (b)	23,882	597,289
Morgan Stanley, Series L, 4.875% (b)	26,582	612,715
Morgan Stanley, Series O, 4.250%	31,131	607,366
Morgan Stanley, Series P, 6.500%	23,203	606,526
Northern Trust Corp., Series E, 4.700%	208,339	4,687,628
State Street Corp., Series D, 5.900% to 03/15/2024 then 3-Month USD Libor + 3.108% (b)	98,488	2,393,258
State Street Corp., Series G, 5.350% to 03/15/2026 then 3-Month USD Libor + 3.709% (b)	93,577	2,378,727
Truist Financial Corp., Series O, 5.250% (b)	102,248	2,406,918
Truist Financial Corp., Series R, 4.750% (b)	112,744	2,422,869
US Bancorp., Series B, 5.860% to 07/17/2023 then 3-Month USD Libor + 0.600%	49,092	915,075
US Bancorp., Series K, 5.500%	38,566	919,028
US Bancorp., Series L, 3.750%	52,803	901,347
US Bancorp., Series M, 4.000%	50,389	911,537
US Bancorp., Series O, 4.500%	44,654	914,514
		42,688,948
Capital Markets - 4.36%
KKR & Co., Inc., Series C, 6.000%, 09/15/2023	79,487	5,076,835

Close-End Funds - 4.17%
The Gabelli Dividend & Income Trust, Series K, 4.250%	240,080	4,859,147

The accompanying notes are an integral part of these financial statements.
44

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Diversified Financial Services - 5.72%
Apollo Asset Management, Inc., Series A, 6.375%	30,239	747,206
Apollo Asset Management, Inc., Series B, 6.375%	29,378	743,851
The Charles Schwab Corp., Series D, 5.950%	100,566	2,531,246
The Charles Schwab Corp., Series J, 4.450% (b)	127,455	2,640,868
		6,663,171
Insurance - 36.25% (c)
Arch Capital Group Ltd., Series F, 5.450%	103,762	2,408,316
Arch Capital Group Ltd., Series G, 4.550%	123,942	2,377,207
Athene Holding Ltd., Series A, 6.350% to 06/30/2029 then 3-Month USD Libor + 4.253%	31,058	673,648
Athene Holding Ltd., Series B, 5.625% (b)	33,545	673,248
Athene Holding Ltd., Series C, 6.375% to 09/30/2025 then Five-Year Treasury Constant Maturity + 5.970%	28,794	649,305
Athene Holding Ltd., Series D, 4.875%	40,486	676,521
Athene Holding Ltd., Series E, 7.750% to 12/30/2027 then Five-Year Treasury Constant Maturity + 3.962%	27,920	690,182
Axis Capital Holdings Ltd., Series E, 5.500%	222,956	5,063,331
Equitable Holdings, Inc., Series A, 5.250%	109,784	2,357,062
Equitable Holdings, Inc., Series C, 4.300%	133,449	2,354,040
Lincoln National Corp., Series D, 9.000% (b)	188,263	4,964,495
MetLife, Inc., Series A, 5.866% to 06/15/2023 then 3-Month USD Libor + 1.000%	67,932	1,600,478
MetLife, Inc., Series E, 5.625%	63,456	1,586,400
MetLife, Inc., Series F, 4.750%	71,285	1,556,152
RenaissanceRe Holdings Ltd., Series F, 5.750%	100,821	2,435,835
RenaissanceRe Holdings Ltd., Series G, 4.200%	137,769	2,525,306
The Allstate Corp., 8.438% to 07/15/2023 then 3-Month USD Libor + 3.165%, 01/15/2053	62,311	1,585,815
The Allstate Corp., Series H, 5.100%	70,808	1,688,771
The Allstate Corp., Series I, 4.750%	71,381	1,708,147
The Hartford Financial Services Group, Inc., Series G, 6.000%	186,934	4,628,486
		42,202,745

The accompanying notes are an integral part of these financial statements.
45

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Real Estate Investment Trusts - 8.30%
Kimco Realty Corp., Series L, 5.125%	106,640	2,418,595
Kimco Realty Corp., Series M, 5.250%	105,135	2,405,489
Public Storage, Series F, 5.150%	14,152	348,564
Public Storage, Series G, 5.050%	14,140	345,723
Public Storage, Series H, 5.600%	13,285	340,362
Public Storage, Series I, 4.875%	15,295	351,479
Public Storage, Series J, 4.700%	15,741	343,469
Public Storage, Series K, 4.750%	15,633	343,613
Public Storage, Series L, 4.625%	16,046	349,321
Public Storage, Series M, 4.125%	17,939	347,120
Public Storage, Series N, 3.875%	18,535	346,234
Public Storage, Series O, 3.900%	18,465	345,480
Public Storage, Series P, 4.000%	18,015	347,870
Public Storage, Series Q, 3.950%	18,555	341,412
Public Storage, Series R, 4.000%	18,203	340,396
Public Storage, Series S, 4.100%	18,092	347,547
		9,662,674
Savings & Loans - 3.85%
Washington Federal, Inc., Series A, 4.875%	285,438	4,481,377
TOTAL PREFERRED STOCKS (Cost $134,729,452)		115,634,897

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.84%	Units
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,291,453)		10,291,453

The accompanying notes are an integral part of these financial statements.
46

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

SHORT TERM INVESTMENTS - 1.00%
Money Market Deposit Account - 1.00%	Principal Amount	Value
U.S. Bank Money Market Deposit Account, 4.800% (e)	$1,164,794	1,164,794
TOTAL SHORT TERM INVESTMENTS (Cost $1,164,794)		1,164,794

Total Investments (Cost $146,185,699) - 109.15%		127,091,144
Liabilities in Excess of Other Assets - (9.15)%		(10,658,788)
TOTAL NET ASSETS - 100.00%		$116,432,356

Asset Type	% of Net Assets
Preferred Stocks	99.31%
Investments Purchased with Proceeds From Securities Lending	8.84
Short Term Investments	1.00
Total Investments	109.15
Liabilities in Excess of Other Assets	(9.15)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

USD - United States Dollar

Libor - London Interbank Offered Rate

(a)	Securities with no stated maturity date are perpetual in nature.
(b)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $10,053,416, or 8.63% of net assets. See Note 6.
(c)	To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent.
(d)	Represents annualized seven-day yield as of the end of the reporting period.
(e)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
47

INNOVATOR LADDERED ALLOCATION POWER BUFFER ETF

Schedule of Investments
April 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 99.89% (a)
Innovator U.S. Equity Power Buffer ETF - January	551,908	$18,560,666
Innovator U.S. Equity Power Buffer ETF - February	627,832	18,558,714
Innovator U.S. Equity Power Buffer ETF - March (b)	571,532	18,551,929
Innovator U.S. Equity Power Buffer ETF - April (b)	624,080	18,553,898
Innovator U.S. Equity Power Buffer ETF - May (b)	642,006	18,425,572
Innovator U.S. Equity Power Buffer ETF - June	598,747	18,458,711
Innovator U.S. Equity Power Buffer ETF - July (b)	578,689	18,587,492
Innovator U.S. Equity Power Buffer ETF - August (b)	622,335	18,514,466
Innovator U.S. Equity Power Buffer ETF - September (b)	597,876	18,540,135
Innovator U.S. Equity Power Buffer ETF - October	578,689	18,564,343
Innovator U.S. Equity Power Buffer ETF - November	576,525	18,575,636
Innovator U.S. Equity Power Buffer ETF - December	585,100	18,541,819
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $211,767,919)		222,433,381

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.58%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.03% (c)	3,518,125	3,518,125
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,518,125)		3,518,125

The accompanying notes are an integral part of these financial statements.
48

INNOVATOR LADDERED ALLOCATION POWER BUFFER ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

SHORT TERM INVESTMENTS - 0.11%
Money Market Deposit Account - 0.11%	Principal Amount	Value
U.S. Bank Money Market Deposit Account, 4.800% (d)	$248,607	248,607
TOTAL SHORT TERM INVESTMENTS (Cost $248,607)		248,607

Total Investments (Cost $215,534,651) - 101.58%		226,200,113
Liabilities in Excess of Other Assets - (1.58)%		(3,518,846)
TOTAL NET ASSETS - 100.00%		$222,681,267

Asset Type	% of Net Assets
Affiliated Exchange Traded Funds	99.89%
Investments Purchased with Proceeds From Securities Lending	1.58
Short Term Investments	0.11
Total Investments	101.58
Liabilities in Excess of Other Assets	(1.58)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $3,451,289, or 1.55% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
49

INNOVATOR LADDERED ALLOCATION BUFFER ETF

Schedule of Investments
April 30, 2023 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 99.96% (a)
Innovator U.S. Equity Buffer ETF - January	83,777	$2,987,990
Innovator U.S. Equity Buffer ETF - February	92,209	2,987,987
Innovator U.S. Equity Buffer ETF - March	84,996	2,991,859
Innovator U.S. Equity Buffer ETF - April	88,057	2,986,902
Innovator U.S. Equity Buffer ETF - May	98,254	2,964,883
Innovator U.S. Equity Buffer ETF - June	92,360	2,972,200
Innovator U.S. Equity Buffer ETF - July	90,289	2,985,677
Innovator U.S. Equity Buffer ETF - August	93,631	2,979,338
Innovator U.S. Equity Buffer ETF - September	91,871	2,982,739
Innovator U.S. Equity Buffer ETF - October	87,247	2,990,243
Innovator U.S. Equity Buffer ETF - November	93,483	2,988,652
Innovator U.S. Equity Buffer ETF - December	87,245	2,986,004
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $34,267,393)		35,804,474

SHORT TERM INVESTMENTS - 0.05%
Money Market Deposit Account - 0.05%	Principal Amount
U.S. Bank Money Market Deposit Account, 4.800% (b)	$16,019	16,019
TOTAL SHORT TERM INVESTMENTS (Cost $16,019)		16,019

Total Investments (Cost $34,283,412) - 100.01%		35,820,493
Liabilities in Excess of Other Assets - (0.01)%		(2,877)
TOTAL NET ASSETS - 100.00%		$35,817,616

Asset Type	% of Net Assets
Affiliated Exchange Traded Funds	99.96%
Short Term Investments	0.05
Total Investments	100.01
Liabilities in Excess of Other Assets	(0.01)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
50

INNOVATOR BUFFER STEP-UP STRATEGY ETF

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.74% (a)(b)
CALL OPTIONS - 99.62%
SPY SPDR S&P 500® Trust ETF, Expires 2/29/2024, Strike Price $3.99	771	$32,068,203	$31,440,463
			31,440,463
PUT OPTIONS - 4.12%
SPY SPDR S&P 500® Trust ETF, Expires 2/29/2024, Strike Price $396.25	771	32,068,203	1,299,312
			1,299,312
TOTAL PURCHASED OPTIONS (Cost $31,672,340)			32,739,775

SHORT TERM INVESTMENTS - 0.07%	Principal Amount
Money Market Deposit Account- 0.07%
U.S. Bank Money Market Deposit Account, 4.800% (c)	$21,288		21,288
TOTAL SHORT TERM INVESTMENTS (Cost $21,288)			21,288

Total Investments (Cost $31,693,628) - 103.81%			32,761,063
Liabilities in Excess of Other Assets - (3.81)%			(1,201,790)
TOTAL NET ASSETS - 100.00%			$31,559,273

The accompanying notes are an integral part of these financial statements.
51

INNOVATOR BUFFER STEP-UP STRATEGY ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	103.74%
Short Term Investments	0.07
Total Investments	103.81
Liabilities in Excess of Other Assets	(3.81)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	2/29/2024	$479.47	771	$(32,068,203)	$(398,445)
					(398,445)
Put Options
SPY SPDR S&P 500® Trust ETF	2/29/2024	360.61	771	(32,068,203)	(780,661)
					(780,661)
Total Options Written (Premiums Received $1,410,369)					$(1,179,106)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
52

INNOVATOR POWER BUFFER STEP-UP STRATEGY ETF

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.46% (a)(b)
CALL OPTIONS - 100.32%
SPY SPDR S&P 500® Trust ETF, Expires 2/29/2024, Strike Price $3.94	1,678	$69,793,054	$68,434,864
			68,434,864
PUT OPTIONS - 4.14%
SPY SPDR S&P 500® Trust ETF, Expires 2/29/2024, Strike Price $396.24	1,678	69,793,054	2,827,430
			2,827,430
TOTAL PURCHASED OPTIONS (Cost $69,125,562)			71,262,294

SHORT TERM INVESTMENTS - 0.18%	Principal Amount
Money Market Deposit Account- 0.18%
U.S. Bank Money Market Deposit Account, 4.800% (c)	$124,963		124,963
TOTAL SHORT TERM INVESTMENTS (Cost $124,963)			124,963

Total Investments (Cost $69,250,525) - 104.64%			71,387,257
Liabilities in Excess of Other Assets - (4.64)%			(3,167,848)
TOTAL NET ASSETS - 100.00%			$68,219,409

The accompanying notes are an integral part of these financial statements.
53

INNOVATOR POWER BUFFER STEP-UP STRATEGY ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	104.46%
Short Term Investments	0.18
Total Investments	104.64
Liabilities in Excess of Other Assets	(4.64)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	2/29/2024	$458.59	1,678	$(69,793,054)	$(1,927,669)
					(1,927,669)
Put Options
SPY SPDR S&P 500® Trust ETF	2/29/2024	336.81	1,678	(69,793,054)	(1,193,159)
					(1,193,159)
Total Options Written (Premiums Received $3,135,096)					$(3,120,828)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
54

INNOVATOR HEDGED TSLA STRATEGY ETF

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 2.92% (a)(b)
CALL OPTIONS - 2.92%
Tesla, Inc., Expires 6/30/2023, Strike Price $186.24	95	$1,560,945	$52,990
TOTAL PURCHASED OPTIONS (Cost $344,878)			52,990

SHORT TERM INVESTMENTS - 97.61%	Principal Amount
U.S. Treasury Bill - 97.47%
United States Treasury Bill, 3.128%, 6/29/2023 (c)(d)	$1,783,000		1,768,656
			1,768,656
Money Market Deposit Account - 0.14%
U.S. Bank Money Market Deposit Account, 4.800% (e)	2,514		2,514
			2,514
TOTAL SHORT TERM INVESTMENTS (Cost $1,772,024)			1,771,170

Total Investments (Cost $2,116,902) - 100.53%			1,824,160
Liabilities in Excess of Other Assets - (0.53)%			(9,551)
TOTAL NET ASSETS - 100.00%			$1,814,609

Asset Type	% of Net Assets
Purchased Options	2.92%
Short Term Investments	97.61
Total Investments	100.53
Liabilities in Excess of Other Assets	(0.53)
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.
55

INNOVATOR HEDGED TSLA STRATEGY ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	2.92%
Short Term Investments	97.61
Total Investments	100.53
Liabilities in Excess of Other Assets	(0.53)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Rate disclosed is the effective yield as of April 30, 2023.
(d)	All or a portion of the security can be pledged as collateral in connection with options written contracts.
(e)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
56

INNOVATOR UNCAPPED ACCELERATED U.S. EQUITY ETF

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
Tesla, Inc.	6/30/2023	$227.93	95	$(1,560,945)	$(8,688)
Total Options Written (Premiums Received $147,790)					$(8,688)

(a) Exchange-Traded.

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 109.92% (a)(b)
CALL OPTIONS - 109.92%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $440.99	117	$4,866,381	$13,482
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $4.20	72	2,994,696	2,955,022
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $375.04	106	4,408,858	560,125
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $3.63	72	2,994,696	2,947,873
SPY SPDR S&P 500® Trust ETF, Expires 12/29/2023, Strike Price $401.55	108	4,492,044	424,717
SPY SPDR S&P 500® Trust ETF, Expires 12/29/2023, Strike Price $3.86	72	2,994,696	2,935,087
SPY SPDR S&P 500® Trust ETF, Expires 3/28/2024, Strike Price $429.86	119	4,949,567	327,682
SPY SPDR S&P 500® Trust ETF, Expires 3/28/2024, Strike Price $4.13	72	2,994,696	2,925,508
TOTAL PURCHASED OPTIONS (Cost $12,539,606)			13,089,496

SHORT TERM INVESTMENTS - 0.48%	Principal Amount
Money Market Deposit Account- 0.48%
U.S. Bank Money Market Deposit Account, 4.800% (c)	$56,635		56,635
TOTAL SHORT TERM INVESTMENTS (Cost $56,635)			56,635

Total Investments (Cost $12,596,241) - 110.40%			13,146,131
Liabilities in Excess of Other Assets - (10.40)%			(1,238,065)
TOTAL NET ASSETS - 100.00%			$11,908,066

The accompanying notes are an integral part of these financial statements.
57

INNOVATOR UNCAPPED ACCELERATED U.S. EQUITY ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	109.92%
Short Term Investments	0.48
Total Investments	110.40
Liabilities in Excess of Other Assets	(10.40)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	$419.99	72	$(2,994,696)	$(62,112)
SPY SPDR S&P 500® Trust ETF	9/29/2023	357.20	72	(2,994,696)	(491,216)
SPY SPDR S&P 500® Trust ETF	12/29/2023	382.45	72	(2,994,696)	(386,013)
SPY SPDR S&P 500® Trust ETF	3/28/2024	409.41	72	(2,994,696)	(292,083)
Total Options Written (Premiums Received $1,126,278)					$(1,231,424)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
58

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF

Schedule of Investments
April 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.67%
Airlines - 2.67%
American Airlines Group, Inc. (a)	178,482	$2,434,494
Delta Air Lines, Inc. (a)	63,921	2,193,130
United Airlines Holdings, Inc. (a)	55,084	2,412,679
		7,040,303
Apparel - 2.94%
NIKE, Inc. - Class B	21,395	2,711,174
Ralph Lauren Corp.	22,026	2,528,365
Tapestry, Inc.	61,635	2,515,324
		7,754,863
Auto Manufacturers - 2.79%
Ford Motor Co.	205,881	2,445,866
General Motors Co.	63,923	2,112,016
Tesla, Inc. (a)	16,930	2,781,769
		7,339,651
Auto Parts & Equipment - 1.09%
Aptiv PLC (a)	27,834	2,863,005

Banks - 0.74%
First Republic Bank/CA (b)	17,857	62,678
State Street Corp.	26,257	1,897,331
		1,960,009
Biotechnology - 1.95%
Illumina, Inc. (a)	13,845	2,845,978
Moderna, Inc. (a)	17,299	2,298,864
		5,144,842
Building Materials - 0.80%
Mohawk Industries, Inc. (a)	19,820	2,098,938

Chemicals - 0.71%
Albemarle Corp.	10,069	1,867,397

Commercial Services - 1.90%
PayPal Holdings, Inc. (a)	38,705	2,941,580
United Rentals, Inc.	5,686	2,053,271
		4,994,851

The accompanying notes are an integral part of these financial statements.
59

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Computers - 5.71%
Apple, Inc.	16,505	2,800,568
EPAM Systems, Inc. (a)	8,531	2,409,496
Fortinet, Inc. (a)	50,399	3,177,657
HP, Inc.	81,737	2,428,406
Seagate Technology Holdings PLC	34,156	2,007,348
Western Digital Corp. (a)	64,506	2,221,587
		15,045,062
Cosmetics & Personal Care - 0.91%
The Estee Lauder Cos., Inc. - Class A	9,719	2,397,872

Distribution & Wholesale - 0.83%
Pool Corp.	6,238	2,191,534

Diversified Financial Services - 6.91%
Ameriprise Financial, Inc.	6,950	2,120,584
BlackRock, Inc.	3,459	2,321,681
Capital One Financial Corp.	22,362	2,175,823
Discover Financial Services	20,816	2,153,832
Franklin Resources, Inc. (b)	77,862	2,092,931
Invesco Ltd.	147,717	2,530,392
Synchrony Financial	72,622	2,143,075
T Rowe Price Group, Inc.	23,806	2,674,127
		18,212,445
Electrical Components & Equipment - 1.23%
Generac Holdings, Inc. (a)	31,624	3,232,605

Electronics - 0.90%
Trimble, Inc. (a)	50,182	2,363,572

Energy-Alternate Sources - 1.83%
Enphase Energy, Inc. (a)	13,749	2,257,586
SolarEdge Technologies, Inc. (a)	8,943	2,554,389
		4,811,975
Entertainment - 1.35%
Caesars Entertainment, Inc. (a)	78,350	3,548,472

The accompanying notes are an integral part of these financial statements.
60

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Healthcare - Products - 3.26%
Align Technology, Inc. (a)	9,349	3,041,230
IDEXX Laboratories, Inc. (a)	4,859	2,391,405
Intuitive Surgical, Inc. (a)	10,451	3,148,050
		8,580,685
Healthcare - Services - 0.64%
Catalent, Inc. (a)	33,847	1,696,412

Home Builders - 3.25%
DR Horton, Inc. (b)	24,748	2,717,825
Lennar Corp. - Class A	24,355	2,747,488
PulteGroup, Inc. (b)	45,982	3,087,691
		8,553,004
Insurance - 0.67%
Lincoln National Corp.	80,709	1,753,807

Internet - 7.93%
Alphabet, Inc. - Class C (a)	25,957	2,809,067
Amazon.com, Inc. (a)	31,786	3,351,834
Etsy, Inc. (a)(b)	27,508	2,779,133
Expedia Group, Inc. (a)	22,875	2,149,335
Match Group, Inc. (a)	71,119	2,624,291
Meta Platforms, Inc. - Class A (a)	18,316	4,401,700
Netflix, Inc. (a)	8,446	2,786,589
		20,901,949
Leisure Time - 3.47%
Carnival Corp. (a)(b)	334,624	3,081,887
Norwegian Cruise Line Holdings Ltd. (a)(b)	226,470	3,023,375
Royal Caribbean Cruises Ltd. (a)(b)	46,254	3,026,399
		9,131,661
Lodging - 2.32%
MGM Resorts International	70,235	3,154,956
Wynn Resorts Ltd. (a)	25,965	2,967,280
		6,122,236
Media - 1.57%
DISH Network Corp. - Class A (a)(b)	226,829	1,703,486
Warner Bros Discovery, Inc. (a)(b)	178,441	2,428,582
		4,132,068

The accompanying notes are an integral part of these financial statements.
61

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Mining - 0.90%
Freeport-McMoRan, Inc.	62,692	2,376,654

Office & Business Equipment - 0.98%
Zebra Technologies Corp. - Class A (a)	8,995	2,590,830

Pharmaceuticals - 1.16%
Dexcom, Inc. (a)	25,204	3,058,253

Retail - 1.79%
Bath & Body Works, Inc.	62,981	2,210,633
CarMax, Inc. (a)(b)	35,955	2,517,929
		4,728,562
Semiconductors - 20.05%
Advanced Micro Devices, Inc. (a)	46,607	4,165,269
Analog Devices, Inc.	14,018	2,521,558
Applied Materials, Inc.	28,558	3,227,911
Broadcom, Inc.	4,104	2,571,156
Intel Corp.	84,541	2,625,843
KLA Corp.	7,711	2,980,610
Lam Research Corp.	6,697	3,509,764
Microchip Technology, Inc.	36,467	2,661,726
Micron Technology, Inc.	47,501	3,057,164
Monolithic Power Systems, Inc.	8,462	3,909,191
NVIDIA Corp.	19,272	5,347,788
NXP Semiconductors NV	15,558	2,547,467
ON Semiconductor Corp. (a)(b)	45,699	3,288,500
Qorvo, Inc. (a)	27,956	2,574,188
QUALCOMM, Inc.	22,343	2,609,662
Skyworks Solutions, Inc.	24,047	2,546,577
Teradyne, Inc. (b)	29,209	2,669,118
		52,813,492
Software - 14.43%
Adobe, Inc. (a)	7,274	2,746,371
ANSYS, Inc. (a)	10,352	3,249,700
Autodesk, Inc. (a)	14,012	2,729,397
Cadence Design Systems, Inc. (a)	13,548	2,837,629
Ceridian HCM Holding, Inc. (a)	46,398	2,945,345

The accompanying notes are an integral part of these financial statements.
62

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Intuit, Inc.	7,699	3,417,972
Microsoft Corp.	9,394	2,886,400
MSCI, Inc.	4,731	2,282,471
Paycom Software, Inc. (a)	9,766	2,835,753
Salesforce, Inc. (a)	16,856	3,343,725
ServiceNow, Inc. (a)	6,917	3,177,808
Synopsys, Inc. (a)	7,159	2,658,280
Tyler Technologies, Inc. (a)	7,664	2,904,886
		38,015,737
Telecommunications - 1.17%
Arista Networks, Inc. (a)	19,276	3,087,244

Transportation - 0.82%
Old Dominion Freight Line, Inc.	6,755	2,164,234
TOTAL COMMON STOCKS (Cost $292,519,818)		262,574,224

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.85%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.03% (c)	23,312,054	23,312,054
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $23,312,054)		23,312,054

The accompanying notes are an integral part of these financial statements.
63

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

SHORT TERM INVESTMENTS - 0.37%	Principal Amount	Value
U.S. Treasury Bill - 0.36%
United States Treasury Bill, 0.225%, 5/4/2023 (d)	$911,000	910,688.00
United States Treasury Bill, 0.581%, 5/9/2023 (d)	32,000	31,971.00
		942,659.00
Money Market Deposit Account - 0.01%
U.S. Bank Money Market Deposit Account, 4.800% (e)	18,086	18,086
TOTAL SHORT TERM INVESTMENTS (Cost $960,735)		960,745

Total Investments (Cost $316,792,607) - 108.89%		286,847,023
Assets in Excess of Liabilities - (8.89)%		(23,418,531)
TOTAL NET ASSETS - 100.00%		$263,428,492

Asset Type	% of Net Assets
Common Stocks	99.67%
Investments Purchased with Proceeds From Securities Lending	8.85
Short Term Investments	0.37
Total Investments	108.89
Liabilities in Excess of Other Assets	(8.89)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $23,067,634, or 8.76% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)	Rate disclosed is the effective yield as of April 30,2023.
(e)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
64

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Investments
April 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.13%
Advertising - 0.10%
The Trade Desk, Inc. - Class A (a)(b)	342	$22,004

Aerospace & Defense - 1.60%
HEICO Corp.	236	39,799
HEICO Corp. - Class A	180	24,161
Lockheed Martin Corp.	252	117,042
The Boeing Co. (a)	432	89,329
TransDigm Group, Inc.	109	83,385
		353,716
Agriculture - 0.49%
Philip Morris International, Inc.	1,080	107,968

Airlines - 0.23%
Delta Air Lines, Inc. (a)	1,458	50,024

Apparel - 0.51%
NIKE, Inc. - Class B	900	114,048

Auto Manufacturers - 1.64%
Ford Motor Co.	2,916	34,642
General Motors Co.	1,224	40,441
Lucid Group, Inc. (a)(b)	504	4,002
Rivian Automotive, Inc. - Class A (a)(b)	414	5,308
Tesla, Inc. (a)	1,696	278,670
		363,063
Banks - 3.84%
Bank of America Corp.	5,404	158,229
Citizens Financial Group, Inc. (b)	882	27,289
Huntington Bancshares, Inc.	2,610	29,232
JPMorgan Chase & Co.	1,985	274,407
KeyCorp	2,340	26,348
Morgan Stanley (b)	760	68,378
Regions Financial Corp.	2,124	38,784
The Goldman Sachs Group, Inc.	342	117,457
Wells Fargo & Co.	2,754	109,472
		849,596

The accompanying notes are an integral part of these financial statements.
65

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Beverages - 2.17%
Brown-Forman Corp. - Class A	252	16,602
Brown-Forman Corp. - Class B	558	36,320
PepsiCo, Inc.	1,147	218,951
The Coca-Cola Co.	3,250	208,488
		480,361
Biotechnology - 2.01%
Alnylam Pharmaceuticals, Inc. (a)	90	17,928
Amgen, Inc.	414	99,253
BioMarin Pharmaceutical, Inc. (a)	234	22,473
Gilead Sciences, Inc.	954	78,428
Horizon Therapeutics PLC (a)	198	22,010
Moderna, Inc. (a)	233	30,963
Regeneron Pharmaceuticals, Inc. (a)	77	61,738
Royalty Pharma PLC - Class A	576	20,246
Seagen, Inc. (a)	126	25,200
Vertex Pharmaceuticals, Inc. (a)	198	67,465
		445,704
Building Materials - 0.32%
Trane Technologies PLC (b)	379	70,422

Chemicals - 1.64%
Albemarle Corp.	90	16,691
Celanese Corp.	288	30,597
Dow, Inc. (b)	1,134	61,690
Linde PLC	417	154,060
LyondellBasell Industries NV - Class A (b)	414	39,169
PPG Industries, Inc.	432	60,592
		362,799
Commercial Services - 1.04%
Block, Inc. (a)	360	21,884
Cintas Corp.	162	73,835
PayPal Holdings, Inc. (a)	828	62,928
TransUnion	378	26,010
United Rentals, Inc.	126	45,500
		230,157

The accompanying notes are an integral part of these financial statements.
66

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Computers - 8.93%
Accenture PLC - Class A	540	151,357
Apple, Inc.	9,958	1,689,674
Crowdstrike Holdings, Inc. - Class A (a)	185	22,209
Dell Technologies, Inc. - Class C	306	13,308
International Business Machines Corp.	719	90,889
Zscaler, Inc. (a)	106	9,551
		1,976,988
Cosmetics & Personal Care - 1.30%
The Procter & Gamble Co.	1,834	286,800

Diversified Financial Services - 3.85%
American Express Co.	468	75,507
Apollo Global Management, Inc.	450	28,526
Blue Owl Capital, Inc.	954	10,742
Coinbase Global, Inc. - Class A (a)(b)	108	5,809
Franklin Resources, Inc. (b)	666	17,902
Interactive Brokers Group, Inc. - Class A	288	22,421
LPL Financial Holdings, Inc.	108	22,555
Mastercard, Inc. - Class A	596	226,498
Nasdaq, Inc.	993	54,982
Rocket Cos., Inc. - Class A (a)(b)	684	6,094
T Rowe Price Group, Inc.	378	42,461
The Charles Schwab Corp.	1,066	55,688
Tradeweb Markets, Inc. - Class A	252	17,743
Visa, Inc. - Class A (b)	1,139	265,078
		852,006
Electric - 2.79%
Alliant Energy Corp.	1,160	63,962
Ameren Corp.	781	69,485
Avangrid, Inc. (b)	720	28,987
CenterPoint Energy, Inc.	2,233	68,040
CMS Energy Corp.	1,045	65,062
Consolidated Edison, Inc.	782	77,003
DTE Energy Co.	541	60,814
Entergy Corp.	594	63,903
Evergy, Inc.	938	58,259
PPL Corp.	2,178	62,552
		618,067

The accompanying notes are an integral part of these financial statements.
67

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Electrical Components & Equipment - 0.25%
AMETEK, Inc.	396	54,620

Electronics - 0.46%
TE Connectivity Ltd.	594	72,688
Trimble, Inc. (a)	612	28,825
		101,513
Energy-Alternate Sources - 0.15%
Enphase Energy, Inc. (a)	121	19,868
First Solar, Inc. (a)(b)	77	14,059
		33,927
Engineering & Construction - 0.16%
Jacobs Solutions, Inc.	306	35,331

Entertainment - 0.03%
Warner Music Group Corp. - Class A	216	6,582

Environmental Control - 0.72%
Republic Services, Inc.	486	70,285
Waste Management, Inc.	540	89,667
		159,952
Food - 1.01%
Albertsons Cos., Inc. - Class A	479	10,011
Campbell Soup Co.	1,044	56,689
Conagra Brands, Inc.	1,278	48,513
Kellogg Co.	906	63,212
The J M Smucker Co. (b)	288	44,470
		222,895
Forest Products & Paper - 0.15%
International Paper Co.	972	32,183

The accompanying notes are an integral part of these financial statements.
68

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Healthcare - Products - 3.74%
Abbott Laboratories	1,279	141,291
Avantor, Inc. (a)(b)	684	13,324
Danaher Corp.	505	119,640
GE HealthCare Technologies, Inc. (a)	458	37,254
Insulet Corp. (a)(b)	72	22,899
Intuitive Surgical, Inc. (a)	288	86,751
Medtronic PLC (b)	1,188	108,049
Teleflex, Inc.	126	34,338
The Cooper Cos., Inc.	162	61,795
Thermo Fisher Scientific, Inc.	270	149,823
Zimmer Biomet Holdings, Inc.	378	52,330
		827,494
Healthcare - Services - 2.17%
HCA Healthcare, Inc.	198	56,891
Humana, Inc.	162	85,939
UnitedHealth Group, Inc.	684	336,589
		479,419
Home Builders - 0.27%
Lennar Corp. - Class B	612	59,866

Household Products & Wares - 0.28%
Church & Dwight Co., Inc.	630	61,186

Insurance - 3.56%
Arch Capital Group Ltd. (a)	702	52,699
Arthur J Gallagher & Co.	381	79,271
Berkshire Hathaway, Inc. - Class B (a)	936	307,523
Brown & Brown, Inc.	774	49,838
Loews Corp.	972	55,958
Markel Corp. (a)(b)	36	49,267
Principal Financial Group, Inc.	540	40,333
Prudential Financial, Inc. (b)	720	62,640
The Hartford Financial Services Group, Inc.	666	47,279
W R Berkley Corp.	738	43,483
		788,291

The accompanying notes are an integral part of these financial statements.
69

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Internet - 9.90%
Airbnb, Inc. - Class A (a)	288	34,465
Alphabet, Inc. - Class A (a)	3,816	409,609
Alphabet, Inc. - Class C (a)	3,402	368,164
Amazon.com, Inc. (a)(b)	5,544	584,616
Booking Holdings, Inc. (a)	36	96,707
CDW Corp.	288	48,842
Chewy, Inc. - Class A (a)(b)	126	3,907
Coupang, Inc. (a)	648	10,860
DoorDash, Inc. - Class A (a)	156	9,546
Expedia Group, Inc. (a)	148	13,906
MercadoLibre, Inc. (a)(b)	36	45,990
Meta Platforms, Inc. - Class A (a)	1,401	336,688
Netflix, Inc. (a)	281	92,710
Okta, Inc. (a)	144	9,868
Palo Alto Networks, Inc. (a)(b)	234	42,696
Pinterest, Inc. - Class A (a)	612	14,076
Snap, Inc. - Class A (a)(b)	828	7,212
Spotify Technology SA (a)(b)	144	19,238
Uber Technologies, Inc. (a)	1,296	40,241
		2,189,341
Iron & Steel - 0.17%
Nucor Corp. (b)	252	37,341

Lodging - 0.21%
MGM Resorts International (b)	1,026	46,088

Machinery - Construction & Mining - 0.39%
Caterpillar, Inc.	396	86,645

Machinery - Diversified - 1.04%
Deere & Co.	216	81,652
Dover Corp.	450	65,772
IDEX Corp.	252	51,993
Westinghouse Air Brake Technologies Corp.	306	29,887
		229,304

The accompanying notes are an integral part of these financial statements.
70

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Media - 1.50%
Comcast Corp. - Class A	3,078	127,336
FactSet Research Systems, Inc.	90	37,052
Liberty Broadband Corp. - Class A (a)	90	7,608
Liberty Broadband Corp. - Class C (a)	198	16,786
Paramount Global - Class A (b)	216	5,715
Sirius XM Holdings, Inc. (b)	2,646	10,055
The Walt Disney Co. (a)	1,242	127,305
		331,857
Mining - 0.30%
Freeport-McMoRan, Inc.	1,314	49,814
Southern Copper Corp.	217	16,672
		66,486
Miscellaneous Manufacturing - 0.93%
3M Co.	702	74,566
Carlisle Cos., Inc.	162	34,968
General Electric Co.	972	96,199
		205,733
Oil & Gas - 3.93%
Chevron Corp.	1,332	224,549
ConocoPhillips	1,154	118,735
Devon Energy Corp.	810	43,278
Exxon Mobil Corp.	2,976	352,180
Marathon Oil Corp.	1,350	32,616
Occidental Petroleum Corp.	720	44,302
Texas Pacific Land Corp.	8	11,821
Valero Energy Corp.	376	43,116
		870,597
Oil & Gas Services - 0.38%
Baker Hughes Co.	990	28,948
Schlumberger NV	1,134	55,963
		84,911

The accompanying notes are an integral part of these financial statements.
71

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Pharmaceuticals - 6.27%
AbbVie, Inc.	1,217	183,913
AmerisourceBergen Corp.	252	42,046
Bristol-Myers Squibb Co.	1,548	103,360
CVS Health Corp.	954	69,938
Dexcom, Inc. (a)	298	36,159
Eli Lilly & Co.	564	223,265
Johnson & Johnson	1,877	307,264
Merck & Co., Inc.	1,802	208,077
Pfizer, Inc.	3,619	140,743
The Cigna Group	288	72,948
		1,387,713
Pipelines - 0.40%
Cheniere Energy, Inc.	234	35,802
Kinder Morgan, Inc. (b)	3,132	53,714
		89,516
Private Equity - 0.51%
Ares Management Corp. - Class A	288	25,226
Blackstone, Inc.	540	48,238
KKR & Co., Inc.	756	40,121
		113,585
Retail - 5.60%
Costco Wholesale Corp.	352	177,133
Genuine Parts Co. (b)	264	44,434
Lowe's Cos., Inc.	558	115,969
Lululemon Athletica, Inc. (a)	108	41,032
McDonald's Corp.	617	182,478
Ross Stores, Inc.	540	57,634
Starbucks Corp.	918	104,918
Target Corp.	378	59,630
The Home Depot, Inc. (b)	756	227,209
Ulta Beauty, Inc. (a)(b)	72	39,703
Walmart, Inc.	1,098	165,765
Yum China Holdings, Inc.	372	22,759
		1,238,664

The accompanying notes are an integral part of these financial statements.
72

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Semiconductors - 5.77%
Advanced Micro Devices, Inc. (a)	1,243	111,087
Broadcom, Inc. (b)	306	191,709
GLOBALFOUNDRIES, Inc. (a)(b)	143	8,408
Intel Corp.	2,934	91,130
Lam Research Corp.	188	98,527
Marvell Technology, Inc.	864	34,111
Micron Technology, Inc.	864	55,607
NVIDIA Corp.	1,535	425,947
QUALCOMM, Inc.	756	88,301
Teradyne, Inc.	418	38,197
Texas Instruments, Inc.	794	132,756
		1,275,780
Software - 10.67%
Adobe, Inc. (a)	324	122,329
Aspen Technology, Inc. (a)	53	9,381
Atlassian Corp. - Class A (a)(b)	131	19,343
Bentley Systems, Inc. - Class B	342	14,556
BILL Holdings, Inc. (a)	95	7,297
Broadridge Financial Solutions, Inc.	342	49,730
Cloudflare, Inc. - Class A (a)	198	9,316
Datadog, Inc. - Class A (a)	234	15,767
DocuSign, Inc. (a)	288	14,239
HubSpot, Inc. (a)	36	15,154
Intuit, Inc.	236	104,772
Microsoft Corp.	4,617	1,418,620
MongoDB, Inc. (a)(b)	54	12,958
Oracle Corp.	1,164	110,254
Palantir Technologies, Inc. - Class A (a)	1,494	11,579
ROBLOX Corp. - Class A (a)	252	8,971
Salesforce, Inc. (a)(b)	666	132,115
ServiceNow, Inc. (a)(b)	164	75,345
Snowflake, Inc. - Class A (a)	198	29,320
Splunk, Inc. (a)(b)	162	13,971
SS&C Technologies Holdings, Inc.	558	32,665
Twilio, Inc. - Class A (a)	216	11,364
Unity Software, Inc. (a)(b)	302	8,145

The accompanying notes are an integral part of these financial statements.
73

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

	Shares	Value
Veeva Systems, Inc. Class A (a)	126	22,564
VMware, Inc. - Class A (a)	272	34,008
Workday, Inc. - Class A (a)(b)	204	37,973
Zoom Video Communications, Inc. - Class A (a)	198	12,163
ZoomInfo Technologies, Inc. (a)	288	6,310
		2,360,209
Telecommunications - 1.62%
AT&T, Inc.	6,015	106,285
Cisco Systems, Inc.	3,357	158,618
T-Mobile US, Inc. (a)	617	88,786
Ubiquiti, Inc. (b)	18	4,186
		357,875
Transportation - 1.13%
Expeditors International of Washington, Inc. (b)	396	45,081
FedEx Corp.	252	57,401
JB Hunt Transport Services, Inc.	180	31,552
Union Pacific Corp.	594	116,245
		250,279
TOTAL COMMON STOCKS (Cost $20,049,929)		21,268,906

REAL ESTATE INVESTMENT TRUSTS - 2.22%
Apartments - 1.16%
Camden Property Trust	486	53,484
Essex Property Trust, Inc.	216	47,462
Invitation Homes, Inc. (b)	1,494	49,855
Mid-America Apartment Communities, Inc.	378	58,136
UDR, Inc. (b)	1,134	46,868
		255,805
Diversified - 0.53%
American Tower Corp.	360	73,581
WP Carey, Inc. (b)	576	42,739
		116,320

The accompanying notes are an integral part of these financial statements.
74

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

	Shares		Value
Health Care - 0.23%
Healthpeak Properties, Inc.	2,305		50,641

Manufactured Homes - 0.21%
Sun Communities, Inc.	342		47,514

Office Property - 0.09%
Boston Properties, Inc.	378		20,170
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $510,314)			490,450

PURCHASED OPTIONS - 1.42% (c)(d)	Contracts	Notional Amount
PUT OPTIONS - 1.42%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $344.00	133	$5,531,869	11,571
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $345.00	133	5,531,869	52,402
SPY SPDR S&P 500® Trust ETF, Expires 12/29/2023, Strike Price $345.00	132	5,490,276	86,922
SPY SPDR S&P 500® Trust ETF, Expires 3/28/2024, Strike Price $364.00	136	5,656,648	163,880
TOTAL PURCHASED OPTIONS (Cost $635,953)			314,775

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.14%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.03% (e)	2,244,485		2,244,485
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,244,485)			2,244,485

The accompanying notes are an integral part of these financial statements.
75

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Investments
April 30, 2023 (Unaudited) (Continued)

SHORT TERM INVESTMENTS - 0.64%
Money Market Deposit Account - 0.64%	Principal Amount	Value
U.S. Bank Money Market Deposit Account, 4.800% (f)	$141,209	141,209
TOTAL SHORT TERM INVESTMENTS (Cost $141,209)		141,209

Total Investments (Cost $23,581,890) - 110.55%		24,459,825
Liabilities in Excess of Other Assets - (10.55)%		(2,333,588)
TOTAL NET ASSETS - 100.00%		$22,126,237

Asset Type	% of Net Assets
Common Stocks	96.13%
Real Estate Investment Trusts	2.22
Purchased Options	1.42
Investments Purchased with Proceeds From Securities Lending	10.14
Short Term Investments	0.64
Total Investments	110.55
Liabilities in Excess of Other Assets	(10.55)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2023. The total value of securities on loan is $2,208,450, or 9.98% of net assets. See Note 6.
(c)	Exchange-Traded.
(d)	All or a portion of the security can be pledged as collateral in connection with options written contracts.
(e)	Represents annualized seven-day yield as of the end of the reporting period.
(f)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.
76

INNOVATOR EQUITY MANAGED FLOOR ETF

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPXW S&P® 500 Index	5/1/2023	$4,230.00	17	$(7,088,116)	$(425)
SPXW S&P® 500 Index	5/5/2023	4,225.00	18	(7,505,064)	(22,248)
SPXW S&P® 500 Index	5/10/2023	4,160.00	17	(7,088,116)	(75,514)
Total Options Written (Premiums Received $65,220)					$(98,187)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.
77

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

		Innovator IBD® 50 ETF	Innovator IBD® Breakout Opportunities ETF	Innovator Deepwater Frontier Tech ETF
	Assets:
	Investments, at value (a)(b)	$100,559,714	$16,711,618	$46,399,025
	Dividends and interest receivable	11,928	10,748	3,667
	Receivable for investments sold	27,662,277	-	-
	Securities lending income receivable	7,467	233	7,230
	Prepaid expenses	1,559	-	-
	Total Assets	128,242,945	16,722,599	46,409,922

	Liabilities:
	Payable for collateral upon return of securities loaned	22,880,354	2,841,107	11,367,570
	Payable to Adviser	30,276	9,081	20,880
	Payable for investments purchased	27,481,376	-	-
	Payable to Trustees	2,003	-	-
	Payable to Custodian	4,875	-	-
	Accrued expenses and other liabilities	114,024	-	465
	Total Liabilities	50,512,908	2,850,188	11,388,915
	Net Assets	$77,730,037	$13,872,411	$35,021,007

	Net Assets Consist of:
	Capital stock	$395,358,013	$25,885,895	$72,424,139
	Total distributable earnings/(accumulated deficit)	(317,627,976)	(12,013,484)	(37,403,132)
	Net Assets	$77,730,037	$13,872,411	$35,021,007

	Net Asset Value:
	Net assets	$77,730,037	$13,872,411	$35,021,007
	Shares of beneficial interest outstanding (unlimited shares without par authorized)	3,350,000	450,000	1,050,001
	Net asset value price per share	$23.20	$30.83	$33.35

(a)	Cost of investments	$97,887,894	$16,301,126	$47,939,284
(b)	Including securities on loan at a value of	12,127,505	2,784,482	10,960,217

The accompanying notes are an integral part of these financial statements.
78

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited) (Continued)

		Innovator S&P Investment Grade Preferred ETF		Innovator Laddered Allocation Power Buffer ETF		Innovator Laddered Allocation Buffer ETF
	Assets:
	Investments, at value (a)	$127,091,144	(b)	$3,766,732		$16,019
	Investments in affiliates, at value (c)	-		222,433,381	(b)	35,804,474
	Dividends and interest receivable	185,424		915		42
	Securities lending income receivable	19,033		15,944		-
	Total Assets	127,295,601		226,216,972		35,820,535

	Liabilities:
	Payable to Adviser	44,792		17,580		2,919
	Distribution payable	527,000		-		-
	Payable for collateral upon return of securities loaned	10,291,453		3,518,125		-
	Total Liabilities	10,863,245		3,535,705		2,919
	Net Assets	$116,432,356		$222,681,267		$35,817,616

	Net Assets Consist of:
	Capital stock	$157,669,002		$250,513,522		$34,098,693
	Total distributable earnings/(accumulated deficit)	(41,236,646)		(27,832,255)		1,718,923
	Net Assets	$116,432,356		$222,681,267		$35,817,616

	Net Asset Value:
	Net assets	$116,432,356		$222,681,267		$35,817,616
	Shares of beneficial interest outstanding (unlimited shares without par authorized)	6,200,000		6,150,000		1,450,000
	Net asset value price per share	$18.78		$36.21		$24.70

(a)	Cost of investments	$146,185,699		$3,766,732		$16,019
(b)	Including securities on loan at a value of	10,053,416		3,451,289		-
(c)	Cost of investments in affiliates	-		211,767,919		34,267,393

The accompanying notes are an integral part of these financial statements.
79

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited) (Continued)

		Innovator Buffer Step-Up Strategy ETF	Innovator Power Buffer Step-Up Strategy ETF
	Assets:
	Investments, at value (a)	$32,761,063	$71,387,257
	Interest receivable	123	461
	Total Assets	32,761,186	71,387,718

	Liabilities:
	Payable to Adviser	22,807	47,481
	Options written, at value (b)	1,179,106	3,120,828
	Total Liabilities	1,201,913	3,168,309
	Net Assets	$31,559,273	$68,219,409

	Net Assets Consist of:
	Capital stock	$32,479,803	$67,294,038
	Total distributable earnings/(accumulated deficit)	(920,530)	925,371
	Net Assets	$31,559,273	$68,219,409

	Net Asset Value:
	Net assets	$31,559,273	$68,219,409
	Shares of beneficial interest outstanding (unlimited shares without par value authorized)	1,225,000	2,600,000
	Net asset value price per share	$25.76	$26.24

(a)	Cost of investments	$31,693,628	$69,250,525
(b)	Premiums received	1,410,369	3,135,096

The accompanying notes are an integral part of these financial statements.
80

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited) (Continued)

		Innovator Hedged TSLA Strategy ETF	Innovator Uncapped Accelerated U.S. Equity ETF
	Assets:
	Investments, at value (a)	$1,824,160	$13,146,131
	Interest receivable	286	215
	Deposit at broker for options	70	39
	Total Assets	1,824,516	13,146,385

	Liabilities:
	Payable to Adviser	1,219	6,895
	Options written, at value (b)	8,688	1,231,424
	Total Liabilities	9,907	1,238,319
	Net Assets	$1,814,609	$11,908,066

	Net Assets Consist of:
	Capital stock	$2,078,386	$11,842,016
	Total distributable earnings/(accumulated deficit)	(263,777)	66,050
	Net Assets	$1,814,609	$11,908,066

	Net Asset Value:
	Net assets	$1,814,609	$11,908,066
	Shares of beneficial interest outstanding (unlimited shares without par value authorized)	80,000	450,000
	Net asset value price per share	$22.68	$26.46

(a)	Cost of investments	$2,116,902	$12,596,241
(b)	Premiums received	147,790	1,126,278

The accompanying notes are an integral part of these financial statements.
81

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited) (Continued)

		Innovator Equity Managed Floor ETF	Innovator Gradient Tactical Rotation Strategy ETF
	Assets:
	Investments, at value (a)(b)	$24,459,825	$286,847,023
	Cash	7,258	-
	Dividends and interest receivable	18,249	87,199
	Receivable for investments sold	-	2,077,841
	Securities lending income receivable	374	5,534
	Deposit at broker for options	189	-
	Total Assets	24,485,895	289,017,597

	Liabilities:
	Payable for fund shares redeemed	-	2,098,880
	Payable for collateral upon return of securities loaned	2,244,485	23,312,054
	Payable to Adviser	16,986	178,171
	Options written, at value (c)	98,187	-
	Total Liabilities	2,359,658	25,589,105
	Net Assets	$22,126,237	$263,428,492

	Net Assets Consist of:
	Capital stock	$20,648,885	$312,268,635
	Total distributable earnings/(accumulated deficit)	1,477,352	(48,840,143)
	Net Assets	$22,126,237	$263,428,492

	Net Asset Value:
	Net assets	$22,126,237	$263,428,492
	Shares of beneficial interest outstanding (unlimited shares without par authorized)	900,000	12,350,000
	Net asset value price per share	$24.58	$21.33

(a)	Cost of investments	$23,581,890	$316,792,607
(b)	Including securities on loan at a value of	2,208,450	23,067,634
(c)	Premiums received	65,220	-

The accompanying notes are an integral part of these financial statements.
82

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

	Innovator IBD® 50 ETF	Innovator IBD® Breakout Opportunities ETF	Innovator Deepwater Frontier Tech ETF
Investment Income:
Dividends	$440,652	$122,867	$64,002
Less: Foreign witholding taxes and issuance fees	(10,314)	(1,409)	(3,548)
Interest	8,462	1,741	3,304
Securities lending income, net	31,203	6,482	21,417
Total Investment Income	470,003	129,681	85,175

Expenses:
Investment advisory fee	291,338	55,688	122,052
Professional fees	23,487	-	-
Administration fees	33,940	-	-
Fund accounting fees	812	-	-
Trustees fees and expenses	2,750	-	-
Printing and mailing expenses	17,459	-	-
Custody fees	9,839	-	-
Insurance expense	1,003	-	-
Other expenses	93,075	-	-
Total Expenses Before Expense Limitation	473,703	55,688	122,052
Net advisory recoupment/(waivers)(see Note 3)	(140,745)	-	-
Net Expenses	332,958	55,688	122,052
Net Investment Income/(Loss)	137,045	73,993	(36,877)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments and foreign currency transactions	(9,089,878)	402,770	(2,808,126)
Redemptions sold in-kind on investments	2,185,410	116,145	424,229
Net change in unrealized appreciation/(depreciation) on:
Investments and translation of foreign currency	(2,807,079)	(318,244)	6,731,435
Net Realized and Unrealized Gain/(Loss)	(9,711,547)	200,671	4,347,538
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(9,574,502)	$274,664	$4,310,661

The accompanying notes are an integral part of these financial statements.
83

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited) (Continued)

	Innovator S&P Investment Grade Preferred ETF	Innovator Laddered Allocation Power Buffer ETF	Innovator Laddered Allocation Buffer ETF
Investment Income:
Dividends	$3,139,874	$-	$-
Interest	16,301	4,452	277
Securities lending income, net	78,817	47,653	-
Total Investment Income	3,234,992	52,105	277

Expenses:
Investment advisory fee	281,190	177,365	33,106
Total Expenses Before Expense Limitation	281,190	177,365	33,106
Net advisory recoupment/(waivers)(see Note 3)	-	(88,683)	(16,553)
Net Expenses	281,190	88,682	16,553
Net Investment Income/(Loss)	2,953,802	(36,577)	(16,276)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(5,867,051)	-	-
Redemptions sold in-kind on investments	299,714	-	-
Redemptions sold in-kind on affiliates	-	267,686	228,916
Investments in affiliates	-	3,654	(2,965)
Net change in unrealized appreciation/(depreciation) on:
Investments	11,191,780	-	-
Investments in affiliates	-	11,009,755	2,238,801
Net Realized and Unrealized Gain/(Loss)	5,624,443	11,281,095	2,464,752
Net Increase/(Decrease) in Net Assets Resulting From Operations	$8,578,245	$11,244,518	$2,448,476

The accompanying notes are an integral part of these financial statements.
84

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited) (Continued)

	Innovator Buffer Step-Up Strategy ETF	Innovator Power Buffer Step-Up Strategy ETF
Investment Income:
Interest	$803	$1,638
Total Investment Income	803	1,638

Expenses:
Investment advisory fee	132,363	210,207
Total Expenses	132,363	210,207
Net Investment Income/(Loss)	(131,560)	(208,569)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(1,317,360)	(1,485,562)
Redemptions sold in-kind on investments	66,474	306,407
Redemptions sold in-kind on options written	501,444	931,647
Options written	930,345	1,162,328
Net change in unrealized appreciation/(depreciation) on:
Investments	2,246,015	3,102,481
Options written	(167,658)	(611,742)
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	2,259,260	3,405,559
Net Increase/(Decrease) in Net Assets Resulting From Operations	$2,127,700	$3,196,990

The accompanying notes are an integral part of these financial statements.
85

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited) (Continued)

	Innovator Hedged TSLA Strategy ETF	Innovator Uncapped Accelerated U.S. Equity ETF
Investment Income:
Interest	$39,452	$945
Total Investment Income	39,452	945

Expenses:
Investment advisory fee	8,914	31,323
Total Expenses	8,914	31,323
Net Investment Income/(Loss)	30,538	(30,378)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	45,055	(438,385)
Redemptions sold in-kind on investments	719,078	76,747
Redemptions sold in-kind on options written	758	167,188
Options written	(799,332)	77,837
Net change in unrealized appreciation/(depreciation) on:
Investments	36,210	977,752
Options written	(38,711)	(248,960)
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	(36,942)	612,179
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(6,404)	$581,801

The accompanying notes are an integral part of these financial statements.
86

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited) (Continued)

	Innovator Equity Managed Floor ETF (a)	Innovator Gradient Tactical Rotation Strategy ETF (b)
Investment Income:
Dividends	$126,712	$1,956,058
Less: Foreign witholding taxes and issuance fees	-	(2,480)
Interest	6,078	494,443
Securities lending income, net	1,106	11,737
Total Investment Income	133,896	2,459,758

Expenses:
Investment advisory fee	75,233	1,071,431
Total Expenses	75,233	1,071,431
Net Investment Income/(Loss)	58,663	1,388,327

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments and foreign currency transactions	(261,652)	(17,549,374)
Redemptions sold in-kind on investments	484,216	(1,738,217)
Options written	402,799	-
Net change in unrealized appreciation/(depreciation) on:
Investments and translation of foreign currency	878,817	(29,945,584)
Options written	(32,967)	-
Net Realized and Unrealized Gain/(Loss)	1,471,213	(49,233,175)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$1,529,876	$(47,844,848)

(a) Since Commencement of Operations on November 8, 2022.
(b) Since Commencement of Operations on November 16, 2022.

The accompanying notes are an integral part of these financial statements.
87

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator IBD® 50 ETF
	Period Ended	Year Ended
	April 30, 2023	October 31, 2022
	(Unaudited)
Operations:
Net investment income/(loss)	$137,045	$2,130,836
Net realized gain/(loss)	(6,904,468)	(92,292,451)
Net change in unrealized appreciation/(depreciation)	(2,807,079)	(27,381,789)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(9,574,502)	(117,543,404)

Distributions to Shareholders:
Net distributions to shareholders	(2,131,160)	(520,522)

Capital Share Transactions:
Proceeds from shares sold	20,544,060	32,771,310
Cost of shares redeemed	(33,151,480)	(87,029,075)
Transaction fees (see Note 5)	3	-
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(12,607,417)	(54,257,765)
Total Increase/(Decrease) in Net Assets	$(24,313,079)	$(172,321,691)

Net Assets:
Beginning of period	$102,043,116	$274,364,807
End of period	$77,730,037	$102,043,116

Change in Shares Outstanding:
Shares sold	850,000	700,000
Shares redeemed	(1,400,000)	(2,250,000)
Net Increase/(Decrease)	(550,000)	(1,550,000)

The accompanying notes are an integral part of these financial statements.
88

INNOVATOR ETFs TRUST

Innovator IBD® Breakout Opportunities ETF		Innovator Deepwater Frontier Tech ETF
Period Ended	Year Ended	Period Ended	Year Ended
April 30, 2023	October 31, 2022	April 30, 2023	October 31, 2022
(Unaudited)		(Unaudited)

$73,993	$149,261	$(36,877)	$(53,054)
518,915	(3,368,320)	(2,383,897)	(22,879,627)
(318,244)	134,380	6,731,435	(13,811,288)
274,664	(3,084,679)	4,310,661	(36,743,969)

(179,202)	-	-	-

3,041,730	27,819,425	1,723,420	10,044,230
(3,071,100)	(25,535,495)	(3,302,770)	(19,449,030)
-	-	1,413	8,974
(29,370)	2,283,930	(1,577,937)	(9,395,826)
$66,092	$(800,749)	$2,732,724	$(46,139,795)

$13,806,319	$14,607,068	$32,288,283	$78,428,078
$13,872,411	$13,806,319	$35,021,007	$32,288,283

100,000	750,000	50,000	200,000
(100,000)	(700,000)	(100,000)	(500,000)
-	50,000	(50,000)	(300,000)

The accompanying notes are an integral part of these financial statements.
89

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P Investment Grade Preferred ETF
	Period Ended	Year Ended
	April 30, 2023	October 31, 2022
	(Unaudited)
Operations:
Net investment income/(loss)	$2,953,802	$7,806,854
Net realized gain/(loss)	(5,567,337)	(17,216,205)
Net change in unrealized appreciation/(depreciation)	11,191,780	(33,343,643)
Net Increase/(Decrease) in Net Assets Resulting from Operations	8,578,245	(42,752,994)

Distributions to Shareholders:
Distributions to shareholders	(2,917,673)	(7,781,626)
Distributions from return of capital	-	(179,692)
Net distributions to shareholders	(2,917,673)	(7,961,318)

Capital Share Transactions:
Proceeds from shares sold	930,500	9,342,305
Cost of shares redeemed	(9,215,260)	(62,365,145)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(8,284,760)	(53,022,840)
Total Increase/(Decrease) in Net Assets	$(2,624,188)	$(103,737,152)

Net Assets:
Beginning of period	$119,056,544	$222,793,696
End of period	$116,432,356	$119,056,544

Change in Shares Outstanding:
Shares sold	50,000	450,000
Shares redeemed	(500,000)	(3,000,000)
Net Increase/(Decrease)	(450,000)	(2,550,000)

(a) Since Commencement of Operations on February 8, 2022.

The accompanying notes are an integral part of these financial statements.
90

INNOVATOR ETFs TRUST

Innovator Laddered Allocation Power Buffer ETF		Innovator Laddered Allocation Buffer ETF
Period Ended	Year Ended	Period Ended	Period Ended
April 30, 2023	October 31, 2022	April 30, 2023	October 31, 2022 (a)
(Unaudited)		(Unaudited)

$(36,577)	$(69,920)	$(16,276)	$(10,075)
271,340	832,964	225,951	(22,302)
11,009,755	(4,269,274)	2,238,801	(701,720)
11,244,518	(3,506,230)	2,448,476	(734,097)

-	-	-	-
-	-	-	-
-	-	-	-

64,911,230	98,082,895	11,640,028	27,694,797
(3,489,690)	(13,898,890)	(4,684,393)	(547,195)
61,421,540	84,184,005	6,955,635	27,147,602
$72,666,058	$80,677,775	$9,404,111	$26,413,505

$150,015,209	$69,337,434	$26,413,505	$-
$222,681,267	$150,015,209	$35,817,616	$26,413,505

1,850,000	2,850,000	500,000	1,175,000
(100,000)	(400,000)	(200,000)	(25,000)
1,750,000	2,450,000	300,000	1,150,000

The accompanying notes are an integral part of these financial statements.
91

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on March 7, 2022.

The accompanying notes are an integral part of these financial statements.
92

INNOVATOR ETFs TRUST

Innovator Buffer Step-Up Strategy ETF		Innovator Power Buffer Step-Up Strategy ETF
Period Ended	Period Ended	Period Ended	Period Ended
April 30, 2023	October 31, 2022 (a)	April 30, 2023	October 31, 2022 (a)
(Unaudited)		(Unaudited)

$(131,560)	$(107,871)	$(208,569)	$(106,149)
180,903	(343,914)	914,820	(118,629)
2,078,357	(779,659)	2,490,739	(339,739)
2,127,700	(1,231,444)	3,196,990	(564,517)

16,213,796	68,555,817	51,575,480	69,013,632
(15,635,952)	(38,486,250)	(20,426,050)	(34,610,805)
1,219	14,387	16,844	17,835
579,063	30,083,954	31,166,274	34,420,662
$2,706,763	$28,852,510	$34,363,264	$33,856,145

$28,852,510	$-	$33,856,145	$-
$31,559,273	28,852,510	$68,219,409	33,856,145

675,000	2,750,000	2,050,000	2,750,000
(650,000)	(1,550,000)	(825,000)	(1,375,000)
25,000	1,200,000	1,225,000	1,375,000

The accompanying notes are an integral part of these financial statements.
93

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Distributions to Shareholders:
Net distributions to shareholders
Total Distributions to Shareholders

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on July 25, 2022.

(b) Since Commencement of Operations on August 10, 2022.

The accompanying notes are an integral part of these financial statements.
94

INNOVATOR ETFs TRUST

Innovator Hedged TSLA Strategy ETF		Innovator Uncapped Accelerated U.S. Equity ETF
Period Ended	Period Ended	Period Ended	Period Ended
April 30, 2023	October 31, 2022 (a)	April 30, 2023	October 31, 2022 (b)
(Unaudited)		(Unaudited)

$30,538	$9,846	$(30,378)	$(9,338)
(34,441)	30,766	(116,613)	(222,365)
(2,501)	(151,139)	728,792	(284,048)
(6,404)	(110,527)	581,801	(515,751)

(18,587)	-	-	-
(18,587)	-	-	-

1,226,145	5,105,365	11,940,710	6,031,590
(1,731,182)	(2,650,830)	(6,136,025)	-
-	629	5,413	328
(505,037)	2,455,164	5,810,098	6,031,918
$(530,028)	$2,344,637	$6,391,899	$5,516,167

$2,344,637	$-	$5,516,167	$-
$1,814,609	2,344,637	$11,908,066	5,516,167

50,000	200,000	475,000	225,000
(70,000)	(100,000)	(250,000)	-
(20,000)	100,000	225,000	225,000

The accompanying notes are an integral part of these financial statements.
95

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Distributions to Shareholders:
Net distributions to shareholders

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on November 8, 2022.
(b) Since Commencement of Operations on November 16, 2022.

The accompanying notes are an integral part of these financial statements.
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INNOVATOR ETFs TRUST

Innovator Equity Managed Floor ETF	Innovator Gradient Tactical Rotation Strategy ETF
Period Ended	Period Ended
April 30, 2023 (a)	April 30, 2023 (b)
(Unaudited)	(Unaudited)

$58,663	$1,388,327
625,363	(19,287,591)
845,850	(29,945,584)
1,529,876	(47,844,848)

(52,524)	(995,295)

25,482,205	339,859,310
(4,833,320)	(27,590,675)
20,648,885	312,268,635
$22,126,237	$263,428,492

$-	$-
$22,126,237	$263,428,492

1,100,000	13,600,000
(200,000)	(1,250,000)
900,000	12,350,000

The accompanying notes are an integral part of these financial statements.
97

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (e)		Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator IBD® 50 ETF
For the period ended 4/30/2023	$26.16	0.04		(2.40)	(2.36)	-	(f)
For the year ended 10/31/2022	$50.34	0.46		(24.54)	(24.08)	-
For the year ended 10/31/2021	$35.97	0.10		14.27	14.37	-	(f)
For the year ended 10/31/2020	$33.17	0.04		2.76	2.80	-
For the year ended 10/31/2019	$31.24	(0.07)		2.00	1.93	-	(f)
For the year ended 10/31/2018	$33.34	(0.12)		(1.92)	(2.04)	-	(f)

Innovator IBD® Breakout Opportunities ETF
For the period ended 4/30/2023	$30.68	0.16		0.39	0.55	-
For the year ended 10/31/2022	$36.52	0.32		(6.16)	(5.84)	-
For the year ended 10/31/2021	$23.53	(0.02)		13.01	12.99	-
For the year ended 10/31/2020	$19.44	(0.03)		4.12	4.09	-
For the year ended 10/31/2019	$20.26	-	(f)	(0.78)	(0.78)	-	(f)
For the period 9/12/2018 (d) - 10/31/2018	$25.00	(0.01)		(4.73)	(4.74)	-

Innovator Deepwater Frontier Tech ETF
For the period ended 4/30/2023	$29.35	(0.03)		4.03	4.00	-	(f)
For the year ended 10/31/2022	$56.02	(0.04)		(26.64)	(26.68)	0.01
For the year ended 10/31/2021	$37.34	(0.14)		18.81	18.67	0.01
For the year ended 10/31/2020	$23.70	(0.09)		13.73	13.64	-	(f)
For the year ended 10/31/2019	$22.77	(0.02)		0.95	0.93	-
For the period 7/24/2018 (d) - 10/31/2018	$25.00	(0.01)		(2.22)	(2.23)	-	(f)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Does not include the impact of the expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(f)	Amount represents less than $0.01 per share.
(g)	Excludes in-kind transactions associated with creations and redemptions of the Funds.
(h)

Recognition of net investment income by the Funds are affected by the timing of the declaration of dividends by the underlying investment companies in which the Funds invest. This ratio does not include net investment income of the underlying investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.
98

INNOVATOR ETFs TRUST

each period)			Ratios/Supplemental Data:

Distributions Paid to Shareholders:					Ratio to Average Net Assets of: (a)
Paid from net investment income	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses, before waivers/recoupment (c)	Expenses, net of waivers/recoupment (c)	Net investment income/(loss) (h)	Portfolio turnover rate (b)(g)

(0.60)	(2.96)	$23.20	(8.88)%	$77,730	1.14%	0.80%	0.33%	706%
(0.10)	(24.18)	$26.16	(47.90)%	$102,043	0.97%	0.80%	1.29%	1,961%
-	14.37	$50.34	39.95%	$274,365	0.93%	0.80%	0.22%	1,133%
-	2.80	$35.97	8.42%	$181,624	0.90%	0.80%	0.12%	974%
-	1.93	$33.17	6.20%	$326,748	0.78%	0.80%	(0.21)%	786%
(0.06)	(2.10)	$31.24	(6.15)%	$440,451	0.84%	0.80%	(0.43)%	719%

(0.40)	0.15	$30.83	1.82%	$13,872	0.80%	0.80%	1.06%	887%
-	(5.84)	$30.68	(15.98)%	$13,806	0.80%	0.80%	0.92%	1,980%
-	12.99	$36.52	55.18%	$14,607	0.80%	0.80%	(0.07)%	1,846%
-	4.09	$23.53	21.04%	$5,883	0.80%	0.80%	(0.12)%	1,637%
(0.04)	(0.82)	$19.44	(3.84)%	$7,777	0.80%	0.80%	0.02%	1,777%
-	(4.74)	$20.26	(18.95)%	$8,105	0.80%	0.80%	(0.38)%	289%

-	4.00	$33.35	13.63%	$35,021	0.70%	0.70%	(0.21)%	84%
-	(26.67)	$29.35	(47.60)%	$32,288	0.70%	0.70%	(0.10)%	138%
-	18.68	$56.02	50.01%	$78,428	0.70%	0.70%	(0.27)%	134%
-	13.64	$37.34	57.59%	$16,805	0.70%	0.70%	(0.32)%	97%
-	0.93	$23.70	4.07%	$10,664	0.70%	0.70%	(0.07)%	107%
-	(2.23)	$22.77	(8.92)%	$12,524	0.70%	0.70%	(0.23)%	53%

The accompanying notes are an integral part of these financial statements.
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INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)
Innovator S&P Investment Grade Preferred ETF
For the period ended 4/30/2023	$17.90	0.46	0.88		1.34	-
For the year ended 10/31/2022	$24.22	1.00	(6.28)		(5.28)	-
For the year ended 10/31/2021	$24.02	1.14	0.27	(h)	1.41	-
For the year ended 10/31/2020	$24.11	1.23	(0.07)		1.16	-	(j)
For the period 4/1/2019 (g) - 10/31/2019	$23.18	0.67	0.93		1.60	-
For the year ended 3/31/2019	$23.38	1.18	(0.18)		1.00	-
For the year ended 3/31/2018	$24.06	1.29	(0.57)		0.72	-

Innovator Laddered Allocation Power Buffer ETF
For the period ended 4/30/2023	$34.09	(0.01)	2.13		2.12	-
For the year ended 10/31/2022	$35.56	(0.02)	(1.45)		(1.47)	-
For the year ended 10/31/2021	$31.49	(0.05)	4.12		4.07	-
For the year ended 10/31/2020	$36.66	0.81	(5.26)		(4.45)	-
For the period 10/1/2019 (d) - 10/31/2019	$36.81	0.02	(0.17)		(0.15)	-
For the year ended 9/30/2019	$31.55	0.66	5.29		5.95	-
For the year ended 9/30/2018	$31.23	0.47	0.32	(h)	0.79	-

Innovator Laddered Allocation Buffer ETF
For the period ended 4/30/2023	$22.97	(0.01)	1.74		1.73	-
For the period 2/8/2022 (f) - 10/31/2022	$24.89	(0.02)	(1.90)		(1.92)	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	The period ended October 31, 2019 consists of one month due to the Fund's fiscal year end change.
(e)	Excludes in-kind transactions associated with creations and redemptions of the Funds.
(f)	Commencement of operations.
(g)	The period ended October 31, 2019 consists of seven months due to the Fund's fiscal year end change.
(h)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(j)	The ratio of net expenses to average net assets includes interest expense fees of 0.03%.
(j)	Amount represents less than $0.01 per share.
(k)	Does not include the impact of the expenses of the underlying funds in which the Funds invest.
(l)

Recognition of net investment income by the Funds are affected by the timing of the declaration of dividends by the underlying investment companies in which the Funds invest. This ratio does not include net investment income of the underlying investment companies in which the Funds invest.

The accompanying notes are an integral part of these financial statements.
100

INNOVATOR ETFs TRUST

outstanding throughout each period)	Ratios/Supplemental Data:

Distributions Paid to Shareholders:							Ratio to Average Net Assets of: (a)
Paid from net investment income	Paid from return of capital	Total Distributions Paid	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses, before waivers/ recoupment (k)		Expenses, net of waivers/ recoupment (k)		Net investment income/ (loss) (l)	Portfolio turnover rate (b)(e)

(0.46)	-	(0.46)	0.88	$18.78	7.49%	$116,432	0.47%		0.47%		4.94%	8%
(1.02)	(0.02)	(1.04)	(6.32)	$17.90	(22.27)%	$119,057	0.47%		0.47%		4.70%	46%
(1.14)	(0.07)	(1.21)	0.20	$24.22	5.97%	$222,794	0.47%		0.47%		4.70%	68%
(1.25)	-	(1.25)	(0.09)	$24.02	5.04%	$127,315	0.47%		0.47%		5.15%	58%
(0.67)	-	(0.67)	0.93	$24.11	6.93%	$19,288	0.47%		0.47%		4.75%	34%
(1.20)	-	(1.20)	(0.20)	$23.18	4.54%	$13,911	0.47%		0.47%		5.12%	58%
(1.36)	(0.04)	(1.40)	(0.68)	$23.38	2.98%	$19,870	0.47%		0.47%		5.39%	67%

-	-	-	2.12	$36.21	6.20%	$222,681	0.20%		0.10%		(0.04)%	1%
-	-	-	(1.47)	$34.09	(4.11)%	$150,015	0.20%		0.12%		(0.07)%	2%
-	-	-	4.07	$35.56	12.93%	$69,337	0.20%		0.20%		(0.14)%	1%
(0.72)	-	(0.72)	(5.17)	$31.49	(11.93)%	$28,338	0.47%		0.47%		2.47%	750%
-	-	-	(0.15)	$36.66	(0.42)%	$137,463	0.49%		0.49%		0.63%	0%
(0.69)	-	(0.69)	5.26	$36.81	19.11%	$136,195	0.49%		0.49%		2.00%	44%
(0.47)	-	(0.47)	0.32	$31.55	2.55%	$162,484	0.52%	(i)	0.52%	(i)	1.47%	667%

-	-	-	1.73	$24.70	7.55%	$35,818	0.20%		0.10%		(0.10)%	1%
-	-	-	(1.92)	$22.97	(7.72)%	$26,414	0.20%		0.10%		(0.10)%	179%

The accompanying notes are an integral part of these financial statements.
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Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Buffer Step-Up Strategy ETF
For the period ended 4/30/2023	$24.04	(0.11)	1.83	1.72	-	(e)
For the period 3/7/2022(d) - 10/31/2022	$25.48	(0.14)	(1.32)	(1.46)	0.02

Innovator Power Buffer Step-Up Strategy ETF
For the period ended 4/30/2023	$24.62	(0.11)	1.72	1.61	0.01
For the period 3/7/2022(d) - 10/31/2022	$25.67	(0.14)	(0.93)	(1.07)	0.02

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.
102

INNOVATOR ETFs TRUST

		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

1.72	$25.76	7.15%	$31,559	0.89%	(0.88)%	0%
(1.44)	$24.04	(5.64)%	$28,853	0.89%	(0.89)%	0%

1.62	$26.24	6.56%	$68,219	0.89%	(0.88)%	0%
(1.05)	$24.62	(4.08)%	$33,856	0.89%	(0.89)%	0%

The accompanying notes are an integral part of these financial statements.
103

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Hedged TSLA Strategy ETF
For the period ended 4/30/2023	$23.45	0.31	(0.89)	(0.58)	-
For the period 7/25/2022(d) - 10/31/2022	$24.91	0.10	(1.57)	(1.47)	0.01

Innovator Uncapped Accelerated U.S. Equity ETF
For the period ended 4/30/2023	$24.52	(0.10)	2.02	1.92	0.02
For the period 8/10/2022(d) - 10/31/2022	$26.88	(0.04)	(2.32)	(2.36)	-	(e)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.
104

INNOVATOR ETFs TRUST

each period)			Ratios/Supplemental Data:

					Ratio to Average Net Assets of: (a)
Distributions Paid to Shareholders: Paid from net investment income	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

(0.19)	(0.77)	$22.68	(2.45)%	$1,815	0.79%	2.71%	0%
-	(1.46)	$23.45	(5.88)%	$2,345	0.79%	1.47%	0%

-	1.94	$26.46	7.94%	$11,908	0.79%	(0.77)%	0%
-	(2.36)	$24.52	(8.79)%	$5,516	0.79%	(0.78)%	0%

The accompanying notes are an integral part of these financial statements.
105

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Equity Managed Floor ETF
For the period 11/8/2022 (d) - 4/30/2023	$22.80	0.08	1.76	1.84	-

Innovator Gradient Tactical Rotation Strategy ETF
For the period 11/16/2022 (d) - 4/30/2023	$25.00	0.11	(3.71)	(3.60)	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)

Recognition of net investment income by the Funds are affected by the timing of the declaration of dividends by the underlying investment companies in which the Funds invest. This ratio does not include net investment income of the underlying investment companies in which the Funds invest.

(f)	Excludes in-kind transactions associated with creations and redemptions of the Funds.

The accompanying notes are an integral part of these financial statements.
106

INNOVATOR ETFs TRUST

each period)			Ratios/Supplemental Data:

Distributions Paid to Shareholders:					Ratio to Average Net Assets of: (a)
Paid from net investment income	Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss) (e)	Portfolio turnover rate (b)(f)

(0.06)	1.78	$24.58	8.09%	$22,126	0.89%	0.69%	0%

(0.07)	(3.67)	$21.33	(14.42)%	$263,428	0.80%	1.04%	152%

The accompanying notes are an integral part of these financial statements.
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INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited)

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open–end management investment company.  Effective April 1, 2023, LOUP’s name was changed from Innovator Loup Frontier Tech ETF to Innovator Deepwater Frontier Tech ETF. The Trust currently consists of multiple operational series, of which twelve are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Index/Fund (a)
Innovator IBD® 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018	IBD® Breakout Stocks Index
Innovator Deepwater Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator S&P Investment Grade Preferred ETF	EPRF	May 23, 2016	S&P U.S. High Quality Preferred Stock Index
Innovator Laddered Allocation Power Buffer ETF (b)	BUFF	October 19, 2016	Refinitiv Laddered Power Buffer Strategy Index
Innovator Laddered Allocation Buffer ETF (c)	BUFB	February 8, 2022	MerQube U.S. Large Cap Equity Buffer Laddered Index
Innovator Buffer Step-Up Strategy ETF	BSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Power Buffer Step-Up Strategy ETF	PSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Hedged TSLA Strategy ETF (d)	TSLH	July 25, 2022	Tesla, Inc.
Innovator Uncapped Accelerated U.S. Equity ETF	XUSP	August 10, 2022	SPDR S&P 500® ETF Trust
Innovator Equity Managed Floor ETF	SFLR	November 8, 2022	SPDR S&P 500® ETF Trust
Innovator Gradient Tactical Rotation Strategy ETF	IGTR	November 16, 2022	S&P Global Broad Market Index

(a)	Each Fund individually seeks to track their respective index or Fund, before fees and expenses.
(b)

BUFF seeks to achieve its investment objective by investing primarily in other Innovator ETFs (Affiliated Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, BUFF will pay indirectly a proportional share of the fees and expenses of the underlying Innovator ETFs in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses). Prior to August 11, 2020, BUFF sought investment results that generally corresponded, before fees and expenses, to the Lunt Capital U.S. Large Cap Equity Rotation Index.

(c)

BUFB seeks to achieve its investment objective by investing primarily in other Innovator ETFs (Affiliated Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, BUFB will pay indirectly a proportional share of the fees and expenses of the underlying Innovator ETFs in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses).

(d)

TSLH seeks to participate in the price return of the common stock of Tesla, Inc., subject to a limit on investment gains and seeks to provide a level of protection against significant declines in the price return of the common stock of Tesla, Inc.

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator U.S. Equity Buffer ETF – January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – December	BDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – December	PDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust

108

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator U.S. Equity Ultra Buffer ETF – October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – December	UDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator Premium Income 10 Barrier ETF - April	APRD	March 31, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - April	APRH	March 31, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - April	APRJ	March 31, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF - April	APRQ	March 31, 2023	S&P 500® Index
Innovator International Developed Power Buffer ETF - January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - July	IJUL	June 28, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - October	IOCT	September 30, 2021	iShares MSCI EAFE ETF
Innovator Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - October	EOCT	September 30, 2021	iShares MSCI Emerging Markets ETF
Innovator Growth-100 Power Buffer ETF - January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - July	NJUL	June 30, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - October	NOCT	September 30, 2019	Invesco QQQ Trust
Innovator U.S. Small Cap Power Buffer ETF - January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - July	KJUL	June 30, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - October	KOCT	September 30, 2019	iShares Russell 2000 ETF
Innovator Double Stacker ETF - January	DSJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker ETF - October	DSOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Triple Stacker ETF - January	TSJA	December 31, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Triple Stacker ETF - October	TSOC	September 30, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Double Stacker 9 Buffer ETF - January	DBJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker 9 Buffer ETF - October	DBOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator U.S. Equity Accelerated ETF - January	XDJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - April	XDAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - July	XDJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - October	XDOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - January	XTJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - July	XTJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - October	XTOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - January	XBJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	XBJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - October	XBOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated Plus ETF - January	QTJA	December 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - July	QTJL	June 30, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - October	QTOC	September 30, 2021	Invesco QQQ Trust
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Defined Wealth Shield ETF	BALT	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated ETF - Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b–1 fee to their shareholders.  FFTY, BOUT, LOUP, BSTP, PSTP, SFLR and IGTR list and principally trade their shares on NYSE Arca, Inc. (“NYSE”), EPRF, BUFF, BUFB, TSLH and XUSP list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX”).

BSTP and PSTP employ a “step-up strategy” in which the sub-adviser will seek to opportunistically manage the respective Fund’s investment exposure by periodically terminating its FLEX Options investments earlier than its one-year expiration date and immediately reset the respective Fund’s options portfolio for a new one-year period. The “step-up strategy” seeks to help a Fund’s shareholder offset the timing risks inherent in owning an options package for one year. BSTP, PSTP, TSLH and XUSP do not pursue a “defined outcome strategy” or seek to achieve the full one-year investment outcomes of the options portfolio held. Unlike other Innovator ETFs that utilize a defined outcome investment strategy, they do not seek to provide shareholders with a set buffer percentage and maximum upside potential over any specified time period.

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Notes to Financial Statements (Unaudited) (Continued)

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Adviser, as the Trust’s Valuation Designee (“Valuation Designee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks, exchange traded funds and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over–the–counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open–end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange–traded open–end investment companies which are priced as equity securities. Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s net asset value per share as provided by the underlying fund’s administrator. Fixed income securities, swaps, currency–, credit– and commodity–linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Valuation Designee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Valuation Designee.

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Notes to Financial Statements (Unaudited) (Continued)

Exchange-traded option contracts (other than FLEX Option contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Valuation Designee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Valuation Designee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Valuation Designee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

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Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic 820, “Fair Value Measurement” (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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Notes to Financial Statements (Unaudited) (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy as of April 30, 2023:

FFTY
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$77,500,178	$-	$-	$77,500,178
Investments Purchased with Proceeds From Securities Lending	-	22,880,354	-	22,880,354
Short Term Investments	179,182	-	-	179,182
Total Assets	$77,679,360	$22,880,354	$-	$100,559,714

BOUT
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$13,606,381	$-	$-	$13,606,381
Master Limited Partnerships	208,138	-	-	208,138
Investments Purchased with Proceeds From Securities Lending	-	2,841,107	-	2,841,107
Short Term Investments	55,992	-	-	55,992
Total Assets	$13,870,511	$2,841,107	$-	$16,711,618

LOUP
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$33,947,284	$-	$-	$33,947,284
Preferred Stocks	1,070,498	-	-	1,070,498
Investments Purchased with Proceeds From Securities Lending	-	11,367,570	-	11,367,570
Short Term Investments	13,673	-	-	13,673
Total Assets	$35,031,455	$11,367,570	$-	$46,399,025

EPRF
	Level 1	Level 2	Level 3	Total
Assets
Preferred Stocks	$115,634,897	$-	$-	$115,634,897
Investments Purchased with Proceeds From Securities Lending	-	10,291,453	-	10,291,453
Short Term Investments	1,164,794	-	-	1,164,794
Total Assets	$116,799,691	$10,291,453	$-	$127,091,144

BUFF
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange Traded Funds	$222,433,381	$-	$-	$222,433,381
Investments Purchased with Proceeds From Securities Lending	-	3,518,125	-	3,518,125
Short Term Investments	248,607	-	-	248,607
Total Assets	$222,681,988	$3,518,125	$-	$226,200,113

BUFB
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Exchange Traded Funds	$35,804,474	$-	$-	$35,804,474
Short Term Investments	16,019	-	-	16,019
Total Assets	$35,820,493	$-	$-	$35,820,493

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Notes to Financial Statements (Unaudited) (Continued)

BSTP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$32,739,775	$-	$32,739,775
Short Term Investments	21,288	-	-	21,288
Total Assets	$21,288	$32,739,775	$-	$32,761,063

Liabilities
Options Written	$-	$1,179,106	$-	$1,179,106
Total Liabilities	$-	$1,179,106	$-	$1,179,106

PSTP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$71,262,294	$-	$71,262,294
Short Term Investments	124,963	-	-	124,963
Total Assets	$124,963	$71,262,294	$-	$71,387,257

Liabilities
Options Written	$-	$3,120,828	$-	$3,120,828
Total Liabilities	$-	$3,120,828	$-	$3,120,828

TSLH
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$52,990	$-	$52,990
Short Term Investments	2,514	1,768,656	-	1,771,170
Total Assets	$2,514	$1,821,646	$-	$1,824,160

Liabilities
Options Written	$-	$8,688	$-	$8,688
Total Liabilities	$-	$8,688	$-	$8,688

XUSP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$13,089,496	$-	$13,089,496
Short Term Investments	56,635	-	-	56,635
Total Assets	$56,635	$13,089,496	$-	$13,146,131

Liabilities
Options Written	$-	$1,231,424	$-	$1,231,424
Total Liabilities	$-	$1,231,424	$-	$1,231,424

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Notes to Financial Statements (Unaudited) (Continued)

SFLR
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$21,268,906	$-	$-	$21,268,906
Real Estate Investment Trusts	490,450		-	490,450
Purchased Options	-	314,775	-	314,775
Investments Purchased with Proceeds From Securities Lending	-	2,244,485	-	2,244,485
Short Term Investments	141,209	-	-	141,209
Total Assets	$21,900,565	$2,559,260	$-	$24,459,825

Liabilities
Options Written	$-	$98,187	$-	$98,187
Total Liabilities	$-	$98,187	$-	$98,187

IGTR
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$262,574,224	$-	$-	$262,574,224
Investments Purchased with Proceeds From Securities Lending	-	23,312,054	-	23,312,054
Short Term Investments	18,086	942,659	-	960,745
Total Assets	$262,592,310	$24,254,713	$-	$286,847,023

See the Schedules of Investments for the investments detailed by industry classification.

There were no Level 3 investments for the Funds during the period ended April 30, 2023.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

BSTP, PSTP, TSLH and XUSP invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

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BSTP, PSTP, TSLH and XUSP will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When BSTP, PSTP, TSLH and XUSP purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

When BSTP, PSTP, TSLH and XUSP write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. BSTP, PSTP, TSLH and XUSP, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

All of the FLEX Option contracts held by BSTP, PSTP, TSLH and XUSP are fully funded and cash settled, therefore balance sheet offsetting under U.S. GAAP does not apply.

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Notes to Financial Statements (Unaudited) (Continued)

BSTP, PSTP, TSLH and XUSP bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of April 30, 2023 are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
BSTP	$32,739,775	$1,179,106
PSTP	71,262,294	3,120,828
TSLH	52,990	8,688
XUSP	13,089,496	1,231,424
SFLR	314,775	98,187

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2023:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Investments	Investments in-kind	Options written	Options written in-kind
BSTP	$(1,317,360)	$66,474	$930,345	$501,444
PSTP	(1,485,562)	306,407	1,162,328	931,647
TSLH (a)	45,139	719,077	(799,332)	758
XUSP	(438,385)	76,747	77,837	167,188
SFLR (a)	(262,251)	-	402,799	-

(a)	Amount is included in realized gain/(loss) on investments on the statement of operations.

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	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Investments	Options written
BSTP	$2,246,015	$(167,658)
PSTP	3,102,481	(611,742)
TSLH (b)	34,193	(38,711)
XUSP	977,752	(248,960)
SFLR (b)	(321,178)	(32,967)

(b)         Amount is included in the change in unrealized appreciation/(depreciation) on investments on the statement of operations.

The average volume of derivative activity during the period ended April 30, 2023, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
BSTP	$31,563,666	$(1,211,228)
PSTP	52,917,104	(2,282,042)
TSLH	641,483	(430,614)
XUSP	9,464,335	(743,923)
SFLR	366,912	(102,797)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

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Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short–term capital gains) and (ii) certain net tax–exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the period ended April 30, 2023, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. As of April 30, 2023, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since 2018, as applicable.

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Notes to Financial Statements (Unaudited) (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid–in capital.
These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2022, the Funds made the following permanent book–to–tax reclassifications primarily related to net operating loss forfeiture and redemptions in kind:

	Distributable Earnings/
	(Accumulated Deficit)	Paid-In Capital
FFTY	$(5,274,772)	$5,274,772
BOUT	(1,815,513)	1,815,513
LOUP	(766,339)	766,339
EPRF	4,806,503	(4,806,503)
BUFF	(818,092)	818,092
BUFB	4,544	(4,544)
BSTP	(1,816,786)	1,816,786
PSTP	(1,707,102)	1,707,102
TSLH	(128,259)	128,259
XUSP	-	-

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex–dividend date.  FFTY, BOUT, LOUP, BUFF, BUFB, BSTP, PSTP, TSLH, XUSP and IGTR intend to pay out dividends from their net investment income, if any, annually. EPRF and SFLR intends to pay out dividends from its net investment income, if any, monthly and quarterly, respectively.  Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income, if any, is recognized on the ex–dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex–dividend dates. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

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Notes to Financial Statements (Unaudited) (Continued)

Distributions received from investments in master limited partnerships (“MLPs”), closed–end funds, real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital.  For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income.  Such estimates are based on historical information available from each MLP, closed–end fund, REIT or royalty trust and other industry sources.  These estimates may subsequently be revised and reflected on the Form 1099 received by shareholders based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end.  The distributions received from MLPs, REITs, closed–end funds, and royalty trust securities that have been classified as income and capital gains are included in dividend income and net realized gain/(loss) on investments, respectively, on the Statements of Operations.  The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.

Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency–related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to investment advisory agreements between the Trust and the Adviser with respect to the Funds (“Advisory Agreements”) and, pursuant to the Advisory Agreements, is responsible for the day–to–day management of the Funds.

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to FFTY, FFTY pays monthly the Adviser a management fee calculated daily based on the average daily net assets of the Fund.

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Notes to Financial Statements (Unaudited) (Continued)

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds, excluding FFTY, each respective Fund pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund. During the term of the Advisory Agreement, the Adviser pays all expenses of the respective Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b–1 plan, if any, and extraordinary expenses.

Penserra Capital Management LLC (“Penserra") Milliman Financial Risk Management LLC (“Milliman”) Parametric Portfolio Associates (“Parametric”) and Gradient Investments, LLC (“Gradient”)(collectively the “Sub–Advisers”) act as sub–adviser to the Funds pursuant to sub–advisory agreements between the Adviser and respective Sub–Adviser with respect to the Funds (“Sub–Advisory Agreements”) and, pursuant to the Sub–Advisory Agreements, are responsible for execution of the Sub– Adviser’s strategy for each of the Funds. The Sub–Advisers are responsible for the day–to–day management of the Fund’s portfolios. Pursuant to the Sub–Advisory Agreements between the Adviser and the respective Sub–Adviser, the Adviser pays the Sub–Advisers a fee, based on the Funds’ average daily net assets, for the services and facilities they provide payable on a monthly basis.

	Management/Unitary Fee Rate	Sub-Adviser
FFTY	0.70%	Penserra
BOUT	0.80%	Penserra
LOUP	0.70%	Penserra
EPRF	0.47%	Penserra
BUFF	0.20%	Penserra
BUFB	0.20%	Penserra
BSTP	0.89%	Milliman
PSTP	0.89%	Milliman
TSLH	0.79%	Milliman
XUSP	0.79%	Milliman
SFLR	0.89%	Parametric
IGTR	0.80%	Penserra/Gradient

Certain trustees and officers of the Trust are affiliated with the Adviser. Excluding FFTY, Trustee compensation is paid for by the Adviser.

Pursuant to the Advisory Agreement between the Trust and the Adviser with respect to BUFF and BUFB, the Adviser has agreed to waive unitary fees of 0.10% of average daily net assets of the respective Fund beginning February 9, 2022 until June 30, 2024. The waiver may be terminated by action of the Trust’s board at any time upon 60 days written notice by the Trust, on behalf of the Funds, or by the adviser on or after June 30, 2024. The Adviser is not entitled to recoup any of the fees that it waived.

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Notes to Financial Statements (Unaudited) (Continued)

The Trust entered into an Expense Limitation Agreement on behalf of FFTY with the Adviser. Under the terms of the Expense Limitation Agreement with FFTY, the Adviser contractually agreed to waive their advisory fees and/or assume as their own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b–1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets of FFTY until August 31, 2023. Pursuant to the terms of the Expense Limitation Agreement, Innovator is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and/or expense payments. The Fund may only make such repayment to the Adviser if, after the recoupment payment has been taken into account, it does not cause the Fund’s expense ratio to exceed either the expense cap in place at the time the expenses were waived or the Fund’s current expense cap. For the period ended April 30, 2023, the Adviser waived $140,745 of their advisory fees for FFTY without recouping any of their previously waived fees. The table below indicates the amount of fees that the Adviser may recoup:

	Recovery Expiring in*:
	FYE 10/31/2023	FYE 10/31/2024	FYE 10/31/2025	FYE 10/31/2026	Total
FFTY	$101,691	$309,101	$291,430	$140,745	$842,967

* Recoupment expires on a rolling monthly basis three years following the respective fee waivers.

4.	INVESTMENT TRANSACTIONS

For the period ended April 30, 2023, the cost of purchases and proceeds from sales of investment securities, other than in–kind purchases and sales and short–term investments were as follows:

	Purchases		Sales
	U.S. Governement	Other	U.S. Governement	Other
FFTY	$-	$597,589,578	$-	$598,193,863
BOUT	-	122,099,841	-	122,145,132
LOUP	-	29,538,009	-	29,745,394
EPRF	-	9,491,822	-	9,642,672
BUFF	-	1,204,210	-	1,203,580
BUFB	-	238,041	-	247,824
BSTP	-	-	-	-
PSTP	-	-	-	-
TSLH	-	-	-	-
XUSP	-	-	-	-
SFLR	-	486,562	-	4,818
IGTR	-	701,884,139	-	376,119,420

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Notes to Financial Statements (Unaudited) (Continued)

For the period ended April 30, 2023, in–kind transactions associated with creations and redemptions were as follows:

	In-Kind	In-Kind
	Creations	Redemptions
FFTY	$20,462,717	$32,917,488
BOUT	3,038,734	3,053,331
LOUP	1,575,465	3,023,778
EPRF	919,738	9,114,891
BUFF	64,826,266	3,485,073
BUFB	11,631,984	4,681,779
BSTP	-	15,100,834
PSTP	-	19,208,824
TSLH	-	1,267,541
XUSP	-	3,773,508
SFLR	24,295,816	4,699,782
IGTR	12,139,407	26,031,471

Net capital gains or losses resulting from in–kind redemptions are excluded for the Funds’ taxable gains and are not distributed to shareholders.

5.         CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker–dealer. Such transactions may be subject to customary commission rates imposed by the broker–dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed for cash or in–kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker–dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

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Notes to Financial Statements (Unaudited) (Continued)

6.	SECURITIES LENDING

The Funds, excluding BUFB, BSTP, PSTP, TSLH and XUSP, may lend up to 33 1/3% of the value of the securities in their respective portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the Funds’ custodian (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker–dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non–U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non–cash collateral. Non–cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Funds’ Schedules of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. Mount Vernon has an overnight and continuous maturity. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. In the event of a borrower’s material default, the Agent shall take all actions the Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Agents’ expense, or pay the Funds an amount equal to the market value of the loaned securities, subject to certain limitations.

As of April 30, 2023, the values of the securities on loan, cash collateral received, and fees and interest were as follows:

	Value of Securities on Loan	Cash Collateral Received	Fees and Interest Earned
FFTY	$12,127,505	$22,880,354	$31,203
BOUT	2,784,482	2,841,107	6,482
LOUP	10,960,217	11,367,570	21,417
EPRF	10,053,416	10,291,453	78,817
BUFF	3,451,289	3,518,125	47,653
SFLR	2,208,450	2,244,485	1,106
IGTR	23,067,634	23,312,054	11,737

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Notes to Financial Statements (Unaudited) (Continued)

Due to the absence of a master netting agreement related to the applicable Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

7.	FEDERAL INCOME TAX INFORMATION

At October 31, 2022, the cost of investments and net unrealized appreciation/
(depreciation) for federal income tax purposes were as follows:

	FFTY	BOUT	LOUP	EPRF	BUFF

Cost of Portfolio	$129,414,206	$17,352,282	$52,848,194	$155,203,066	$151,444,918
Gross Unrealized Appreciation	$5,731,855	$806,604	$1,452,208	$384,426	$2,088,342
Gross Unrealized Depreciation	(8,195,171)	(198,617)	(12,818,792)	(31,179,375)	(2,523,792)
Net Unrealized Appreciation/(Depreciation)	$(2,463,316)	$607,987	$(11,366,584)	$(30,794,949)	$(435,450)

	BUFB	BSTP	PSTP	TSLH	XUSP

Cost of Portfolio	$27,134,997	$29,653,001	$34,220,441	$2,497,240	$5,803,640
Gross Unrealized Appreciation	$244,007	$566,147	$1,044,690	$177,813	$399,624
Gross Unrealized Depreciation	(963,484)	(1,345,806)	(1,384,429)	(328,952)	(683,672)
Net Unrealized Appreciation/(Depreciation)	$(719,477)	$(779,659)	$(339,739)	$(151,139)	$(284,048)

The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to wash sale loss deferrals.

As of October 31, 2022, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	FFTY	BOUT	LOUP	EPRF	BUFF

Accumulated Capital and Other Losses	$(305,590,158)	$(12,865,517)	$(30,347,209)	$(16,102,269)	$(38,641,323)
Distributions Payable	-	-	-	-	-
Undistributed Net Ordinary Income	2,131,160	148,584	-	-	-
Unrealized Appreciation/(Depreciation) on Investments	(2,463,316)	607,987	(11,366,584)	(30,794,949)	(435,450)
Total Distributable Earnings/(Accumulated Deficit)	$(305,922,314)	$(12,108,946)	$(41,713,793)	$(46,897,218)	$(39,076,773)

	BUFB	BSTP	PSTP	TSLH	XUSP

Accumulated Capital and Other Losses	$(10,076)	$(2,268,571)	$(1,931,880)	$(97,493)	$(231,703)
Undistributed Net Ordinary Income	-	-	-	9,846	-
Unrealized Appreciation/(Depreciation) on Investments	(719,477)	(779,659)	(339,739)	(151,139)	(284,048)
Total Distributable Earnings/(Accumulated Deficit)	$(729,553)	$(3,048,230)	$(2,271,619)	$(238,786)	$(515,751)

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Notes to Financial Statements (Unaudited) (Continued)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year.

At October 31, 2022, the Funds deferred the following qualified late year ordinary losses:

Late Year Ordinary Losses
FFTY	$-
BOUT	-
LOUP	127,219
EPRF	-
BUFF	48,674
BUFB	10,075
BSTP	107,871
PSTP	106,149
TSLH	-
XUSP	9,338

At October 31, 2022, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	Indefinite Short-Term	Indefinite Long-Term
FFTY	$305,568,055	$-
BOUT	12,865,496	-
LOUP	26,072,594	4,147,532
EPRF	8,231,556	7,272,213
BUFF	38,592,649	-
BUFB	1	-
BSTP	2,160,700	-
PSTP	1,825,731	-
TSLH	97,493	-
XUSP	222,365	-

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2022, no capital loss carryforwards available were utilized.

The tax character of the distributions paid by the Funds during the fiscal years ended October 31, 2022 and October 31, 2021 were as follows:

	FFTY		EPRF
	2022	2021	2022	2021
Distributions paid from:
Net Ordinary Income	$520,522	$-	$7,781,626	$9,442,181
Net Long-Term Capital Gains	-	-	-	-
Return of Capital	-	-	179,692	570,855
Total Distributions Paid	$520,522	$-	$7,961,318	$10,013,036

All other Funds did not pay any distributions during the fiscal years ended October 31, 2022 and October 31, 2021.

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Notes to Financial Statements (Unaudited) (Continued)

8.         TRANSACTIONS WITH AFFILITATES

BUFF and BUFB had the following transactions during the period ended April 30, 2023 with affiliated companies:

BUFF
					Period Ended April 30, 2023
Security Name	Value as of November 1, 2022	Purchases	Sales	Value as of April 30, 2023	Share Balance	Dividend Income	Net Realized Gain (Loss) on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)
Innovator U.S. Equity Power Buffer ETF – January	$12,531,369	$5,468,300	$642,222	$18,560,666	551,908	$-	$25,262	$1,177,957
Innovator U.S. Equity Power Buffer ETF – February	12,437,292	5,472,663	291,770	18,558,714	627,832	-	27,987	912,542
Innovator U.S. Equity Power Buffer ETF – March	12,426,551	5,403,399	338,443	18,551,929	571,532	-	25,695	1,034,727
Innovator U.S. Equity Power Buffer ETF – April	12,460,886	5,429,779	372,490	18,553,898	624,080	-	18,542	1,017,181
Innovator U.S. Equity Power Buffer ETF – May	12,489,478	5,886,955	287,440	18,425,572	642,006	-	15,287	321,292
Innovator U.S. Equity Power Buffer ETF – June	12,450,896	5,707,786	287,869	18,458,711	598,747	-	16,491	571,407
Innovator U.S. Equity Power Buffer ETF – July	12,463,273	5,396,910	387,246	18,587,492	578,689	-	21,344	1,093,211
Innovator U.S. Equity Power Buffer ETF – August	12,482,121	5,510,523	289,303	18,514,466	622,335	-	18,106	793,019
Innovator U.S. Equity Power Buffer ETF – September	12,461,179	5,397,889	321,981	18,540,135	597,876	-	24,360	978,688
Innovator U.S. Equity Power Buffer ETF – October	12,429,717	5,419,652	484,300	18,564,343	578,689	-	32,151	1,167,123
Innovator U.S. Equity Power Buffer ETF – November	12,682,474	5,484,431	697,545	18,575,636	576,525	-	27,613	1,078,663
Innovator U.S. Equity Power Buffer ETF – December	12,495,227	5,452,189	288,044	18,541,819	585,100	-	18,502	863,945

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Notes to Financial Statements (Unaudited) (Continued)

BUFB
					Period Ended April 30, 2023
Security Name	Value as of November 1, 2022	Purchases	Sales	Value as of April 30, 2023	Share Balance	Dividend Income	Net Realized Gain (Loss) on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)
Innovator U.S. Equity Buffer ETF – January	$2,214,100	$973,882	$406,635	$2,987,990	83,777	$-	$17,778	$188,865
Innovator U.S. Equity Buffer ETF – February	2,197,661	975,174	438,539	2,987,987	92,209	-	23,069	230,622
Innovator U.S. Equity Buffer ETF – March	2,190,288	970,086	449,702	2,991,859	84,996	-	24,300	256,887
Innovator U.S. Equity Buffer ETF – April	2,192,943	971,420	455,834	2,986,902	88,057	-	21,230	257,143
Innovator U.S. Equity Buffer ETF – May	2,196,237	1,053,895	386,175	2,964,883	98,254	-	15,065	85,861
Innovator U.S. Equity Buffer ETF – June	2,192,199	1,025,493	386,127	2,972,200	92,360	-	15,742	124,893
Innovator U.S. Equity Buffer ETF – July	2,195,892	982,376	387,713	2,985,677	90,289	-	16,182	178,940
Innovator U.S. Equity Buffer ETF – August	2,199,810	1,005,282	386,345	2,979,338	93,631	-	13,869	146,722
Innovator U.S. Equity Buffer ETF – September	2,190,872	987,143	386,926	2,982,739	91,871	-	17,509	174,141
Innovator U.S. Equity Buffer ETF – October	2,188,705	968,172	405,620	2,990,243	87,247	-	20,470	218,516
Innovator U.S. Equity Buffer ETF – November	2,223,883	976,612	411,848	2,988,652	93,483	-	18,626	181,379
Innovator U.S. Equity Buffer ETF – December	2,216,710	980,490	428,139	2,986,004	87,245	-	22,111	194,832

9. OWNERSHIP BY AFFILIATES

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of the Fund creates presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2023, an affiliate of the Funds owned shares in the secondary market of more than 25% of TSLH shares.

10.         SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal (2001-present), Chief Executive Officer (2019-present), President (2001-2019), Timothy Financial Counsel, Inc.	95	Tortazo, LLC (2018-present)
Joe Stowell 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015–present).	95	Board of Advisors, Westmont College (2016-2021).
Brian J. Wildman 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019–present); Executive Vice President, Consumer Banking (2016–2019), Chief Risk Officer (2013–2016), MB Financial Bank.	95	Missionary Furlough Homes, Inc. (since 2008); MB Financial Bank (2003– 2019).

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Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017–present).	95	None
Officers
John W. Southard, Jr. 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1969	Vice President, Secretary and Assistant Treasurer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017–present); Director and Co–Founder, T2 Capital Management, LLC (2010–present).	95	Independent Trustee, ETF Managers Group, LLC (2012–2018)
Kathleen Meyer 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1964	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2022	Chief Financial Officer, Innovator Capital Management, LLC (2018–present)	95	None
Kevin P. Hourihan 3 Canal Plaza 3rd Floor Portland, ME 04101 Year of Birth: 1978	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2023	Senior Principal Consultant, Fund Chief Compliance Officer, ACA Global, LLC (since 2022); Chief Compliance Officer, Ashmore Funds (2017-2022); Chief Compliance Officer, Ashmore Investment Management (US) Corp (2014-2022); Chief Compliance Officer, Ashmore Equities Investment Management (2015-2019).	95	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1–877–386–3890.

131

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUND:

Innovator Equity Managed Floor ETF

At a quarterly Board meeting held on June 16, 2022, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Equity Managed Floor ETF (the “Fund”), and the Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Adviser and Parametric Portfolio Associates (“Parametric” or the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to peer groups of the Fund and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub- Adviser; the estimated expenses of the Fund as compared to the expense ratio of the fund in the Fund’s peer group; the nature of the expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Adviser and the Sub- Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from the Fund’s perspective as well as from the perspective of the Fund’s shareholders.

132

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Parametric pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Adviser to the Fund, including oversight of Parametric, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Parametric’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Parametric’s and the Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Parametric and noted the background and experience of Parametric’s portfolio management team and Parametric’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Adviser and Parametric under the agreements were expected to be satisfactory.

Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.

The Board considered the proposed unitary fee rate payable by the Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Adviser a unitary fee equal to an annual rate of 0.89% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Adviser would pay Parametric a tiered monthly sub-advisory fee based on the Fund’s assets under management.

The Board noted that the Adviser would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Fund showing the advisory fee rates and expense ratios of the funds comprising of the Fund’s peer group, as well as advisory fee rates charged by the Adviser and Parametric to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Parametric from the unitary fee, was fair.

133

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

The Board noted that the proposed unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Parametric, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Parametric. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Parametric were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

134

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUND:

Innovator Gradient Tactical Rotation Strategy ETF

At a quarterly Board meeting held on September 13, 2022, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Gradient Tactical Rotation Strategy ETF (the “Fund”), and the Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Adviser, Penserra Capital Management LLC and Gradient Investments, LLC (“Penserra” and “Gradient” or the “Sub-Advisers”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Advisers in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Advisers to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to peer groups of the Fund and as compared to fees charged to other clients of the Adviser and the Sub-Advisers, including other ETFs managed by the Adviser and the Sub-Advisers; the estimated expenses of the Fund as compared to the expense ratio of the fund in the Fund’s peer group; the nature of the expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Advisers; any fall-out benefits accruing to the Adviser or the Sub-Advisers; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Advisers. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Advisers are reasonable business arrangements from the Fund’s perspective as well as from the perspective of the Fund’s shareholders.

135

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser, Penserra and Gradient pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Adviser to the Fund, including oversight of the Sub-Advisers, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee the Sub-Adviser’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Sub-Adviser’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by the Sub-Advisers and noted the background and experience of the Sub-Adviser’s portfolio management teams and Sub-Advisers investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Advisers under the agreements were expected to be satisfactory.

Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.

The Board considered the proposed unitary fee rate payable by the Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Adviser a unitary fee equal to an annual rate of 0.80% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Adviser would pay Penserra and Gradient an annual sub-advisory fee equal to a 0.05% minimum and 0.20%, respectively, on the Fund’s assets under management, under management.

The Board noted that the Adviser would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Fund showing the advisory fee rates and expense ratios of the funds comprising of the Fund’s peer group, as well as advisory fee rates charged by the Adviser, Penserra and Gradient to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the agreements, the Board determined that the proposed unitary fee for the Fund, including the fee rate to be paid by the Adviser to Penserra and Gradient from the unitary fee, was fair.

136

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

The Board noted that the proposed unitary fee for the Fund was structured to pass the benefits of any economies of scale on to shareholders as the Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser, Penserra and Gradient, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Fund has not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser, Penserra and Gradient. The Board concluded that the character and amount of potential fall-out benefits to the Adviser, Penserra and Gradient were consistent with the types of benefits generally derived by investment managers and sub-advisers to fund.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

137

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.	INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1–800–208–5212 or visiting www.innovatoretfs.com.

2.	PROXY VOTING POLICIES AND PROCEDURES

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1–877–386–3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.	INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N–Q or Part F of Form N–PORT (beginning with filings after March 31, 2020). The Trust’s Form N–Q or Part F of Form
N–PORT is available without charge, upon request, by calling 1–877–386–3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N–Q or Part F of Form N–PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1–800–SEC–0330.

4.	HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi–annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1–877–FUND890 (877–386–3890) to change the status of your existing account.  You may change your status at any time.

138

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

5.	ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi–annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e–mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

6.	TAX NOTICE

For the fiscal year ended October 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The following table lists the percentages of dividend income distributed for the year ended October 31, 2022, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively:

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
FFTY	0.00%	0.00%
BOUT	0.00	0.00
LOUP	0.00	0.00
EPRF	0.00	0.00
BUFF	0.00	0.00
BUFB	0.00	0.00
BSTP	0.00	0.00
PSTP	0.00	0.00
TSLH	0.00	0.00
XUSP	0.00	0.00

For the taxable year ended October 31, 2022, the Funds didn’t pay any ordinary income distributions that were designated as short–term capital gain distributions under Internal Revenue Section 871(k)2(c).

139

INNOVATOR ETFs TRUST

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street

Wheaton, IL 60187

INVESTMENT SUB-ADVISORS
Penserra Capital Management, LLC	Milliman Financial Risk Management, LLC
4 Orinda Way, Suite 100-A	71 South Wacker Drive, 31st Floor
Orinda, CA 94563	Chicago, IL 60606

Gradient Investments, LLC	Parametric Portfolio Associates
4105 Lexington Avenue North	3600 Minnesota Drive, Unit 325
Arden Hills, MN 55126	Minneapolis, MN 55435

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

320 South Canal Street, 27th Floor

Chicago, IL 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

INNOVATOR

Semi-Annual Report

INNOVATOR INTERNATIONAL DEVELOPED DEFINED OUTCOME ETFS
INNOVATOR EMERGING MARKETS DEFINED OUTCOME ETFS
INNOVATOR GROWTH-100 DEFINED OUTCOME ETFS
INNOVATOR U.S. SMALL CAP DEFINED OUTCOME ETFS
INNOVATOR TREASURY BOND DEFINED OUTCOME ETFS
INNOVATOR STACKER DEFINED OUTCOME ETFS
INNOVATOR ACCELERATED DEFINED OUTCOME ETFS

April 30, 2023
Innovator ETFs Trust

Letter to Shareholders	3
Fund Performance	5
Expense Example	91
Schedules of Investments and Options Written	94
Statements of Assets and Liabilities	180
Statements of Operations	202
Statements of Changes in Net Assets	224
Financial Highlights	246
Notes to Financial Statements	268
Trustees and Officers	300
Additional Information	302

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

The 1-year period ended April 30, 2023 was noteworthy in many ways. During this 12-month stretch, investors witnessed a remarkable chain of events:

1.	Accommodative covid-era monetary policy led to the highest inflation in 40 years

2.	High and rising inflation led to tighter monetary policy

3.	Tighter monetary policy led to large bank failures

4.	Bank failures led to heightened stock market volatility

On top of all that, the Federal government reached its debt limit in early 2023 and Congress had still not resolved the matter as of April 30.

While many investors have dealt with the effects of high inflation, bank failures and government debt limits, few have experienced such swift and severe Fed policy tightening out of such an accommodative policy stance. If there’s anything to be learned from this period, it may be the simple reminder that the future remains unknown and the ability to have a better sense of your risk in the middle of the storm is invaluable.

We believe that the Fed is likely to hold interest rates higher for longer than the market has anticipated and that investors will need to learn to factor these higher rates into their thinking. In our estimation, this doesn’t translate to a full-blown “risk-off” sentiment; but to the extent that higher rates create greater market uncertainty, we continue to think investors will do well to be risk aware.

The heightened uncertainty during this period led a large swath of investors to look for ways to maintain market exposure with built-in risk management. Many investors looked to Innovator during this period and we were pleased to offer the industry’s largest and widest-ranging suite of Defined Outcome ETFs™, including the latest addition of our Premium Income Barrier ETFs™. Over this period, while the global equity market was up 2.6%, strong inflows resulted in our assets under management nearly doubling, rising by more than $6.5 billion over the 12-month period.

On behalf of the team at Innovator, thank you for the confidence and trust you’ve place in us and our products over the past year. We’ve worked to earn that trust and intend to work hard to keep it. We wish you the best in good health and prosperity in the coming year.

Bruce Bond,

CEO

Letter to Shareholders (Unaudited) (Continued)

The views in this report were those of the Fund’s CEO as of April 30, 2023 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

The Funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. For more information regarding whether an investment in the Fund is right for you, please see Investor Suitability" in the prospectus.

Investing involves risks. Loss of principal is possible.

This material must be preceded by or accompanied with a prospectus. The Funds' investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information, and it may be obtained at innovatoretfs.com. Read it carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JANUARY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator International Developed Power Buffer ETF - January from its inception (December 31, 2019) to April 30, 2023 as compared with the MSCI EAFE Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator International Developed Power Buffer ETF - January
NAV Return	14.07%	9.05%	5.24%
Market Return	13.95%	9.06%	5.26%
MSCI EAFE Index - Price Return	5.42%	8.95%	1.55%
MSCI EAFE Index - Total Return	8.42%	11.68%	4.14%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JANUARY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IJAN.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - APRIL

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator International Developed Power Buffer ETF - April from its inception (March 31, 2021) to April 30, 2023 as compared with the MSCI EAFE Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator International Developed Power Buffer ETF - April
NAV Return	4.56%	-0.21%
Market Return	4.48%	-0.21%
MSCI EAFE Index - Price Return	5.42%	-1.41%
MSCI EAFE Index - Total Return	8.42%	1.23%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - APRIL

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IAPR.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JULY

Fund Performance

April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator International Developed Power Buffer ETF - July from its inception (June 28, 2019) to April 30, 2023 as compared with the MSCI EAFE Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator International Developed Power Buffer ETF - July
NAV Return	10.84%	5.90%	3.51%
Market Return	10.82%	5.87%	3.48%
MSCI EAFE Index - Price Return	5.42%	8.95%	2.88%
MSCI EAFE Index - Total Return	8.42%	11.68%	5.42%

(a) Inception date is June 28, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JULY

Fund Performance

April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IJUL.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - OCTOBER

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator International Developed Power Buffer ETF - October from its inception (September 30, 2021) to April 30, 2023 as compared with the MSCI EAFE Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator International Developed Power Buffer ETF - October
NAV Return	8.22%	1.76%
Market Return	7.74%	1.57%
MSCI EAFE Index - Price Return	5.42%	-3.85%
MSCI EAFE Index - Total Return	8.42%	-1.28%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - OCTOBER

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IOCT.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - JANUARY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Emerging Markets Power Buffer ETF - January from its inception (December 31, 2019) to April 30, 2023 as compared with the MSCI Emerging Markets Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator Emerging Markets Power Buffer ETF - January
NAV Return	1.57%	4.78%	1.37%
Market Return	1.36%	4.85%	1.29%
MSCI Emerging Markets Index - Price Return	-9.21%	1.84%	-3.88%
MSCI Emerging Markets Index - Total Return	-6.51%	4.33%	-1.62%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - JANUARY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EJAN.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - APRIL

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Emerging Markets Power Buffer ETF - April from its inception (March 31, 2021) to April 30, 2023 as compared with the MSCI Emerging Markets Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator Emerging Markets Power Buffer ETF - April
NAV Return	1.59%	-1.45%
Market Return	2.09%	-1.41%
MSCI Emerging Markets Index - Price Return	-9.21%	-13.34%
MSCI Emerging Markets Index - Total Return	-6.51%	-11.11%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - APRIL

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EAPR.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - JULY

Fund Performance

April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Emerging Markets Power Buffer ETF - July from its inception (June 28, 2019) to April 30, 2023 as compared with the MSCI Emerging Markets Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator Emerging Markets Power Buffer ETF - July
NAV Return	-4.41%	-1.12%	-2.17%
Market Return	-4.23%	-1.23%	-2.14%
MSCI Emerging Markets Index - Price Return	-9.21%	1.84%	-1.98%
MSCI Emerging Markets Index - Total Return	-6.51%	4.33%	0.36%

(a) Inception date is June 28, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - JULY

Fund Performance

April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EJUL.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - OCTOBER

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Emerging Markets Power Buffer ETF - October from its inception (September 30, 2021) to April 30, 2023 as compared with the MSCI Emerging Markets Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator Emerging Markets Power Buffer ETF - October
NAV Return	-1.26%	-4.73%
Market Return	-0.93%	-4.72%
MSCI Emerging Markets Index - Price Return	-9.21%	-14.56%
MSCI Emerging Markets Index - Total Return	-6.51%	-12.44%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - OCTOBER

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EOCT.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JANUARY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth-100 Power Buffer ETF - January from its inception (December 31, 2019) to April 30, 2023 as compared with the NASDAQ-100 Index - Price Return and Total Return.

'

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator Growth-100 Power Buffer ETF - January
NAV Return	2.07%	3.05%	2.83%
Market Return	1.96%	2.95%	2.79%
NASDAQ-100 Index - Price Return	3.04%	13.75%	13.32%
NASDAQ-100 Index - Total Return	3.99%	14.66%	14.24%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JANUARY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NJAN.

INNOVATOR GROWTH-100 POWER BUFFER ETF – APRIL

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth-100 Power Buffer ETF - April from its inception (March 31, 2020) to April 30, 2023 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator Growth-100 Power Buffer ETF - April
NAV Return	8.26%	5.95%	7.55%
Market Return	8.30%	5.82%	7.56%
NASDAQ-100 Index - Price Return	3.04%	13.75%	18.68%
NASDAQ-100 Index - Total Return	3.99%	14.66%	19.62%

(a) Inception date is March 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH-100 POWER BUFFER ETF – APRIL

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NAPR.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JULY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth-100 Power Buffer ETF - July from its inception (June 30, 2020) to April 30, 2023 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator Growth-100 Power Buffer ETF - July
NAV Return	9.88%	6.53%
Market Return	9.58%	6.45%
NASDAQ-100 Index - Price Return	3.04%	9.83%
NASDAQ-100 Index - Total Return	3.99%	10.68%

(a) Inception date is June 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JULY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NJUL.

INNOVATOR GROWTH-100 POWER BUFFER ETF – OCTOBER

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth-100 Power Buffer ETF - October from its inception (September 30, 2019) to April 30, 2023 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator Growth-100 Power Buffer ETF - October
NAV Return	8.01%	6.93%	7.45%
Market Return	7.85%	6.84%	7.38%
NASDAQ-100 Index - Price Return	3.04%	13.75%	16.14%
NASDAQ-100 Index - Total Return	3.99%	14.66%	17.10%

(a) Inception date is September 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH-100 POWER BUFFER ETF – OCTOBER

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NOCT.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – JANUARY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Small Cap Power Buffer ETF - January from its inception (December 31, 2019) to April 30, 2023 as compared with the Russell 2000 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Small Cap Power Buffer ETF - January
NAV Return	3.46%	8.93%	4.10%
Market Return	3.80%	8.93%	4.15%
Russell 2000 Index - Price Return	-5.10%	10.51%	1.77%
Russell 2000 Index - Total Return	-3.65%	11.90%	3.06%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – JANUARY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KJAN.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – APRIL

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Small Cap Power Buffer ETF - April from its inception (March 31, 2020) to April 30, 2023 as compared with the Russell 2000 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Small Cap Power Buffer ETF - April
NAV Return	4.22%	2.72%	4.45%
Market Return	4.22%	2.65%	4.43%
Russell 2000 Index - Price Return	-5.10%	10.51%	14.89%
Russell 2000 Index - Total Return	-3.65%	11.90%	16.32%

(a) Inception date is March 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – APRIL

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KAPR.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – JULY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Small Cap Power Buffer ETF - July from its inception (June 30, 2020) to April 30, 2023 as compared with the Russell 2000 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator U.S. Small Cap Power Buffer ETF - July
NAV Return	-1.21%	1.93%
Market Return	-0.99%	1.90%
Russell 2000 Index - Price Return	-5.10%	7.50%
Russell 2000 Index - Total Return	-3.65%	8.82%

(a) Inception date is June 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – JULY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KJUL.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – OCTOBER

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Small Cap Power Buffer ETF - October from its inception (September 30, 2019) to April 30, 2023 as compared with the Russell 2000 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Three Years	Since Inception (a)
Innovator U.S. Small Cap Power Buffer ETF - October
NAV Return	2.87%	4.40%	1.76%
Market Return	2.92%	4.34%	1.73%
Russell 2000 Index - Price Return	-5.10%	10.51%	4.26%
Russell 2000 Index - Total Return	-3.65%	11.90%	5.60%

(a) Inception date is September 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF – OCTOBER

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KOCT.

INNOVATOR DOUBLE STACKER ETF – JANUARY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Double Stacker ETF - January from its inception (December 31, 2020) to April 30, 2023 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return and NASDAQ-100 Index - Price Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator Double Stacker ETF - January
NAV Return	4.02%	2.43%
Market Return	3.98%	2.34%
NASDAQ-100 Index - Price Return	3.04%	1.18%
S&P 500® Index - Price Return	0.91%	4.59%
S&P 500® Index - Total Return	2.66%	6.21%

(a) Inception date is December 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR DOUBLE STACKER ETF – JANUARY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return and NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/DSJA.

INNOVATOR DOUBLE STACKER ETF – OCTOBER

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Double Stacker ETF - October from its inception (September 30, 2020) to April 30, 2023 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return and NASDAQ-100 Index - Price Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator Double Stacker ETF - October
NAV Return	2.40%	6.99%
Market Return	2.37%	6.90%
NASDAQ-100 Index - Price Return	3.04%	5.92%
S&P 500® Index - Price Return	0.91%	8.69%
S&P 500® Index - Total Return	2.66%	10.38%

(a) Inception date is September 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR DOUBLE STACKER ETF – OCTOBER

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return and NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/DSOC.

INNOVATOR TRIPLE STACKER ETF – JANUARY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Triple Stacker ETF - January from its inception (December 31, 2020) to April 30, 2023 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return, NASDAQ-100 Index - Price Return and Russell 2000 Index - Price Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator Triple Stacker ETF - January
NAV Return	1.32%	0.93%
Market Return	1.15%	0.83%
NASDAQ-100 Index - Price Return	3.04%	1.18%
Russell 2000 Index - Price Return	-5.10%	-4.62%
S&P 500® Index - Price Return	0.91%	4.59%
S&P 500® Index - Total Return	2.66%	6.21%

(a) Inception date is December 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR TRIPLE STACKER ETF – JANUARY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return, NASDAQ 100 Index - Price Return and Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TSJA.

INNOVATOR TRIPLE STACKER ETF – OCTOBER

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Triple Stacker ETF - October from its inception (September 30, 2020) to April 30, 2023 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return, NASDAQ-100 Index - Price Return and Russell 2000 Index - Price Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator Triple Stacker ETF - October
NAV Return	0.83%	5.40%
Market Return	0.80%	5.30%
NASDAQ-100 Index - Price Return	3.04%	5.92%
Russell 2000 Index - Price Return	-5.10%	6.39%
S&P 500® Index - Price Return	0.91%	8.69%
S&P 500® Index - Total Return	2.66%	10.38%

(a) Inception date is September 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR TRIPLE STACKER ETF – OCTOBER

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the  S&P 500® Index - Price Return, NASDAQ 100 Index - Price Return and Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TSOC.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF – JANUARY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Double Stacker 9 Buffer ETF - January from its inception (December 31, 2020) to April 30, 2023 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return and NASDAQ-100 Index - Price Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator Double Stacker 9 Buffer ETF - January
NAV Return	5.98%	3.03%
Market Return	5.97%	2.96%
NASDAQ-100 Index - Price Return	3.04%	1.18%
S&P 500® Index - Price Return	0.91%	4.59%
S&P 500® Index - Total Return	2.66%	6.21%

(a) Inception date is December 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF – JANUARY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return and NASDAQ 100 Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/DBJA.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF – OCTOBER

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Double Stacker 9 Buffer ETF - October from its inception (September 30, 2020) to April 30, 2023 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return and NASDAQ-100 Index - Price Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator Double Stacker 9 Buffer ETF - October
NAV Return	6.65%	6.67%
Market Return	6.57%	6.61%
NASDAQ-100 Index - Price Return	3.04%	5.92%
S&P 500® Index - Price Return	0.91%	8.69%
S&P 500® Index - Total Return	2.66%	10.38%

(a) Inception date is September 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF – OCTOBER

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return and NASDAQ 100 Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/DBOC.

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF – JULY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator 20+ Year Treasury Bond 9 Buffer ETF - July from its inception (August 17, 2020) to April 30, 2023 as compared with the ICE U.S. Treasury 20+ Year Index - Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
NAV Return	-5.40%	-6.73%
Market Return	-5.08%	-6.71%
ICE U.S. Treasury 20+ Year Index - Total Return	-8.91%	-13.12%

(a) Inception date is August 17, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF – JULY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and ICE U.S. Treasury 20+ Year Index - Total Return include the reinvestment of all dividends, if any.

The ICE U.S. Treasury 20+ Year Bond Index is market value weighted and is designed to include U.S. dollar denominated, fixed rate U.S. Treasury market securities with minimum term to maturity greater than or equal to twenty years.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TBJL.

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF – QUARTERLY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly from its inception (August 17, 2020) to April 30, 2023 as compared with the ICE U.S. Treasury 20+ Year Index - Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
NAV Return	-3.41%	-5.92%
Market Return	-3.70%	-5.98%
ICE U.S. Treasury 20+ Year Index - Total Return	-8.91%	-13.12%

(a) Inception date is August 17, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF – QUARTERLY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and ICE U.S. Treasury 20+ Year Index - Total Return include the reinvestment of all dividends, if any.

The ICE U.S. Treasury 20+ Year Bond Index is market value weighted and is designed to include U.S. dollar denominated, fixed rate U.S. Treasury market securities with minimum term to maturity greater than or equal to twenty years.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TFJL.

INNOVATOR U.S. EQUITY ACCELERATED ETF - JANUARY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated ETF - January from its inception (December 31, 2021) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated ETF - January
NAV Return	2.39%	-8.88%
Market Return	2.38%	-9.03%
S&P 500® Index - Price Return	0.91%	-9.58%
S&P 500® Index - Total Return	2.66%	-8.08%

(a) Inception date is December 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED ETF - JANUARY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDJA.

INNOVATOR U.S. EQUITY ACCELERATED ETF - APRIL

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated ETF - April from its inception (March 31, 2021) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated ETF - April
NAV Return	0.31%	3.10%
Market Return	0.34%	3.00%
S&P 500® Index - Price Return	0.91%	2.35%
S&P 500® Index - Total Return	2.66%	3.94%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED ETF - APRIL

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDAP.

INNOVATOR U.S. EQUITY ACCELERATED ETF - JULY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated ETF - July from its inception (June 30, 2021) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated ETF - July
NAV Return	5.73%	1.47%
Market Return	5.65%	1.32%
S&P 500® Index - Price Return	0.91%	-1.64%
S&P 500® Index - Total Return	2.66%	-0.09%

(a) Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED ETF - JULY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDJL.

INNOVATOR U.S. EQUITY ACCELERATED ETF - OCTOBER

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated ETF - October from its inception (September 30, 2021) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated ETF - October
NAV Return	0.78%	-1.48%
Market Return	0.61%	-1.59%
S&P 500® Index - Price Return	0.91%	-2.04%
S&P 500® Index - Total Return	2.66%	-0.47%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED ETF - OCTOBER

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDOC.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - JANUARY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated Plus ETF - January from its inception (December 31, 2021) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated Plus ETF - January
NAV Return	1.62%	-9.15%
Market Return	1.64%	-9.27%
S&P 500® Index - Price Return	0.91%	-9.58%
S&P 500® Index - Total Return	2.66%	-8.08%

(a) Inception date is December 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - JANUARY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XTJA.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - APRIL

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated Plus ETF - April from its inception (March 31, 2021) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated Plus ETF - April
NAV Return	-0.20%	2.67%
Market Return	-0.20%	2.55%
S&P 500® Index - Price Return	0.91%	2.35%
S&P 500® Index - Total Return	2.66%	3.94%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - APRIL

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XTAP.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - JULY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated Plus ETF - July from its inception (June 30, 2021) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated Plus ETF - July
NAV Return	4.93%	1.47%
Market Return	4.76%	1.39%
S&P 500® Index - Price Return	0.91%	-1.64%
S&P 500® Index - Total Return	2.66%	-0.09%

(a) Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - JULY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XTJL.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - OCTOBER

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated Plus ETF - October from its inception (September 30, 2021) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated Plus ETF - October
NAV Return	-0.90%	-2.11%
Market Return	-0.97%	-2.23%
S&P 500® Index - Price Return	0.91%	-2.04%
S&P 500® Index - Total Return	2.66%	-0.47%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - OCTOBER

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XTOC.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - JANUARY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated 9 Buffer ETF - January from its inception (December 31, 2021) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated 9 Buffer ETF - January
NAV Return	4.88%	-3.25%
Market Return	4.86%	-3.29%
S&P 500® Index - Price Return	0.91%	-9.58%
S&P 500® Index - Total Return	2.66%	-8.08%

(a) Inception date is December 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - JANUARY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XBJA.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - APRIL

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated 9 Buffer ETF - April from its inception (March 31, 2021) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated 9 Buffer ETF - April
NAV Return	6.59%	4.49%
Market Return	6.59%	4.53%
S&P 500® Index - Price Return	0.91%	2.35%
S&P 500® Index - Total Return	2.66%	3.94%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - APRIL

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XBAP.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - JULY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated 9 Buffer ETF - July from its inception (June 30, 2021) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated 9 Buffer ETF - July
NAV Return	9.08%	4.70%
Market Return	9.07%	4.63%
S&P 500® Index - Price Return	0.91%	-1.64%
S&P 500® Index - Total Return	2.66%	-0.09%

(a) Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - JULY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XBJL.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - OCTOBER

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated 9 Buffer ETF - October from its inception (September 30, 2021) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated 9 Buffer ETF - October
NAV Return	5.11%	2.33%
Market Return	4.98%	2.20%
S&P 500® Index - Price Return	0.91%	-2.04%
S&P 500® Index - Total Return	2.66%	-0.47%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - OCTOBER

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XBOC.

INNOVATOR GROWTH ACCELERATED PLUS ETF - JANUARY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth Accelerated Plus ETF - January from its inception (December 31, 2021) to April 30, 2023 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator Growth Accelerated Plus ETF - January
NAV Return	-3.09%	-18.46%
Market Return	-3.02%	-18.54%
NASDAQ-100 Index - Price Return	3.04%	-14.54%
NASDAQ-100 Index - Total Return	3.99%	-13.80%

(a) Inception date is December 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH ACCELERATED PLUS ETF - JANUARY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/QTJA.

INNOVATOR GROWTH ACCELERATED PLUS ETF - APRIL

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth Accelerated Plus ETF - April from its inception (March 31, 2021) to April 30, 2023 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator Growth Accelerated Plus ETF - April
NAV Return	1.85%	3.20%
Market Return	1.90%	3.09%
NASDAQ-100 Index - Price Return	3.04%	0.57%
NASDAQ-100 Index - Total Return	3.99%	1.36%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH ACCELERATED PLUS ETF - APRIL

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/QTAP.

INNOVATOR GROWTH ACCELERATED PLUS ETF - JULY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth Accelerated Plus ETF - July from its inception (June 30, 2021) to April 30, 2023 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator Growth Accelerated Plus ETF - July
NAV Return	7.09%	-2.99%
Market Return	6.87%	-3.09%
NASDAQ-100 Index - Price Return	3.04%	-5.01%
NASDAQ-100 Index - Total Return	3.99%	-4.25%

(a) Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH ACCELERATED PLUS ETF - JULY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/QTJL.

INNOVATOR GROWTH ACCELERATED PLUS ETF - OCTOBER

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth Accelerated Plus ETF - October from its inception (September 30, 2021) to April 30, 2023 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator Growth Accelerated Plus ETF - October
NAV Return	0.48%	-7.09%
Market Return	0.53%	-7.22%
NASDAQ-100 Index - Price Return	3.04%	-6.33%
NASDAQ-100 Index - Total Return	3.99%	-5.57%

(a) Inception date is September 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH ACCELERATED PLUS ETF - OCTOBER

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/QTOC.

INNOVATOR DEFINED WEALTH SHIELD ETF

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Defined Wealth Shield ETF from its inception (June 30, 2021) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator Defined Wealth Shield ETF
NAV Return	7.40%	3.57%
Market Return	7.36%	3.62%
S&P 500® Index - Price Return	0.91%	-1.64%
S&P 500® Index - Total Return	2.66%	-0.09%

(a) Inception date is June 30, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.69%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR DEFINED WEALTH SHIELD ETF

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BALT.

INNOVATOR U.S. EQUITY ACCELERATED ETF – QUARTERLY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator U.S. Equity Accelerated ETF - Quarterly from its inception (March 31, 2021) to April 30, 2023 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator U.S. Equity Accelerated ETF - Quarterly
NAV Return	9.14%	3.43%
Market Return	9.23%	3.37%
S&P 500® Index - Price Return	0.91%	2.35%
S&P 500® Index - Total Return	2.66%	3.94%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR U.S. EQUITY ACCELERATED ETF – QUARTERLY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDSQ.

INNOVATOR GROWTH ACCELERATED ETF – QUARTERLY

Fund Performance
April 30, 2023 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Growth Accelerated ETF - Quarterly from its inception (March 31, 2021) to April 30, 2023 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2023
	One Year	Since Inception (a)
Innovator Growth Accelerated ETF - Quarterly
NAV Return	-3.94%	-4.63%
Market Return	-3.97%	-4.71%
NASDAQ-100 Index - Price Return	3.04%	0.57%
NASDAQ-100 Index - Total Return	3.99%	1.36%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR GROWTH ACCELERATED ETF – QUARTERLY

Fund Performance
April 30, 2023 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDQQ.

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the respective period and held for the entire period from November 1, 2022 to April 30, 2023 for each Fund.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

			Expenses Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period (a)
Innovator International Developed Power Buffer ETF - January (NAV)	$1,000.00	$1,201.80	$4.64
Innovator International Developed Power Buffer ETF - April (NAV)	1,000.00	1,103.90	4.43
Innovator International Developed Power Buffer ETF - July (NAV)	1,000.00	1,179.70	4.59
Innovator International Developed Power Buffer ETF - October (NAV)	1,000.00	1,156.10	4.54
Innovator Emerging Markets Power Buffer ETF - January (NAV)	1,000.00	1,141.10	4.72
Innovator Emerging Markets Power Buffer ETF - April (NAV)	1,000.00	1,125.40	4.69
Innovator Emerging Markets Power Buffer ETF - July (NAV)	1,000.00	1,087.80	4.61
Innovator Emerging Markets Power Buffer ETF - October (NAV)	1,000.00	1,128.90	4.70
Innovator Growth-100 Power Buffer ETF - January (NAV)	1,000.00	1,077.10	4.07
Innovator Growth-100 Power Buffer ETF - April (NAV)	1,000.00	1,128.80	4.17
Innovator Growth-100 Power Buffer ETF - July (NAV)	1,000.00	1,129.10	4.17
Innovator Growth-100 Power Buffer ETF - October (NAV)	1,000.00	1,124.90	4.16
Innovator U.S. Small Cap Power Buffer ETF - January (NAV)	1,000.00	1,007.90	3.93
Innovator U.S. Small Cap Power Buffer ETF - April (NAV)	1,000.00	1,032.90	3.98
Innovator U.S. Small Cap Power Buffer ETF - July (NAV)	1,000.00	994.90	3.91
Innovator U.S. Small Cap Power Buffer ETF - October (NAV)	1,000.00	1,014.70	3.95
Innovator Double Stacker ETF - January (NAV)	1,000.00	1,109.40	4.13
Innovator Double Stacker ETF - October (NAV)	1,000.00	1,131.20	4.17
Innovator Triple Stacker ETF - January (NAV)	1,000.00	1,084.20	4.08
Innovator Triple Stacker ETF - October (NAV)	1,000.00	1,105.30	4.12
Innovator Double Stacker 9 Buffer ETF - January (NAV)	1,000.00	1,081.30	4.08
Innovator Double Stacker 9 Buffer ETF - October (NAV)	1,000.00	1,100.40	4.11
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July (NAV)	1,000.00	1,103.70	4.12
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly (NAV)	1,000.00	1,062.60	4.04
Innovator U.S. Equity Accelerated ETF - January (NAV)	1,000.00	1,099.20	4.11
Innovator U.S. Equity Accelerated ETF - April (NAV)	1,000.00	1,079.90	4.07
Innovator U.S. Equity Accelerated ETF - July (NAV)	1,000.00	1,139.80	4.19
Innovator U.S. Equity Accelerated ETF - October (NAV)	1,000.00	1,120.90	4.15
Innovator U.S. Equity Accelerated Plus ETF - January (NAV)	1,000.00	1,094.70	4.10
Innovator U.S. Equity Accelerated Plus ETF - April (NAV)	1,000.00	1,076.40	4.07
Innovator U.S. Equity Accelerated Plus ETF - July (NAV)	1,000.00	1,142.10	4.20
Innovator U.S. Equity Accelerated Plus ETF - October (NAV)	1,000.00	1,115.80	4.14

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2023 (Unaudited) (Continued)

			Expenses Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period (a)
Innovator U.S. Equity Accelerated 9 Buffer ETF - January (NAV)	1,000.00	1,074.50	4.06
Innovator U.S. Equity Accelerated 9 Buffer ETF - April (NAV)	1,000.00	1,098.80	4.11
Innovator U.S. Equity Accelerated 9 Buffer ETF - July (NAV)	1,000.00	1,104.80	4.12
Innovator U.S. Equity Accelerated 9 Buffer ETF - October (NAV)	1,000.00	1,092.30	4.10
Innovator Growth Accelerated Plus ETF - January (NAV)	1,000.00	1,102.70	4.12
Innovator Growth Accelerated Plus ETF - April (NAV)	1,000.00	1,164.50	4.24
Innovator Growth Accelerated Plus ETF - July (NAV)	1,000.00	1,207.50	4.32
Innovator Growth Accelerated Plus ETF - October (NAV)	1,000.00	1,169.10	4.25
Innovator Defined Wealth Shield ETF (NAV)	1,000.00	1,046.80	3.50
Innovator U.S. Equity Accelerated ETF - Quarterly (NAV)	1,000.00	1,189.50	4.29
Innovator Growth Accelerated ETF - Quarterly (NAV)	1,000.00	1,088.10	4.09

(a) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2023 (Unaudited) (Continued)

			Expenses Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period (a)
Innovator International Developed Power Buffer ETF - January (NAV)	$1,000.00	$1,020.58	$4.26
Innovator International Developed Power Buffer ETF - April (NAV)	1,000.00	1,020.58	4.26
Innovator International Developed Power Buffer ETF - July (NAV)	1,000.00	1,020.58	4.26
Innovator International Developed Power Buffer ETF - October (NAV)	1,000.00	1,020.58	4.26
Innovator Emerging Markets Power Buffer ETF - January (NAV)	1,000.00	1,020.38	4.46
Innovator Emerging Markets Power Buffer ETF - April (NAV)	1,000.00	1,020.38	4.46
Innovator Emerging Markets Power Buffer ETF - July (NAV)	1,000.00	1,020.38	4.46
Innovator Emerging Markets Power Buffer ETF - October (NAV)	1,000.00	1,020.38	4.46
Innovator Growth-100 Power Buffer ETF - January (NAV)	1,000.00	1,020.88	3.96
Innovator Growth-100 Power Buffer ETF - April (NAV)	1,000.00	1,020.88	3.96
Innovator Growth-100 Power Buffer ETF - July (NAV)	1,000.00	1,020.88	3.96
Innovator Growth-100 Power Buffer ETF - October (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Small Cap Power Buffer ETF - January (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Small Cap Power Buffer ETF - April (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Small Cap Power Buffer ETF - July (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Small Cap Power Buffer ETF - October (NAV)	1,000.00	1,020.88	3.96
Innovator Double Stacker ETF - January (NAV)	1,000.00	1,020.88	3.96
Innovator Double Stacker ETF - October (NAV)	1,000.00	1,020.88	3.96
Innovator Triple Stacker ETF - January (NAV)	1,000.00	1,020.88	3.96
Innovator Triple Stacker ETF - October (NAV)	1,000.00	1,020.88	3.96
Innovator Double Stacker 9 Buffer ETF - January (NAV)	1,000.00	1,020.88	3.96
Innovator Double Stacker 9 Buffer ETF - October (NAV)	1,000.00	1,020.88	3.96
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July (NAV)	1,000.00	1,020.88	3.96
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Accelerated ETF - January (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Accelerated ETF - April (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Accelerated ETF - July (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Accelerated ETF - October (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Accelerated Plus ETF - January (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Accelerated Plus ETF - April (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Accelerated Plus ETF - July (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Accelerated Plus ETF - October (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Accelerated 9 Buffer ETF - January (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Accelerated 9 Buffer ETF - April (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Accelerated 9 Buffer ETF - July (NAV)	1,000.00	1,020.88	3.96
Innovator U.S. Equity Accelerated 9 Buffer ETF - October (NAV)	1,000.00	1,020.88	3.96
Innovator Growth Accelerated Plus ETF - January (NAV)	1,000.00	1,020.88	3.96
Innovator Growth Accelerated Plus ETF - April (NAV)	1,000.00	1,020.88	3.96
Innovator Growth Accelerated Plus ETF - July (NAV)	1,000.00	1,020.88	3.96
Innovator Growth Accelerated Plus ETF - October (NAV)	1,000.00	1,020.88	3.96
Innovator Defined Wealth Shield ETF (NAV)	1,000.00	1,021.37	3.50
Innovator U.S. Equity Accelerated ETF - Quarterly (NAV)	1,000.00	1,020.88	3.96
Innovator Growth Accelerated ETF - Quarterly (NAV)	1,000.00	1,020.88	3.96

(a) Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JANUARY

Schedule of Investments

April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.50% (a)(b)
CALL OPTIONS - 100.45%
EFA iShares MSCI EAFE ETF, Expires 12/29/2023, Strike Price $0.66	28,786	$211,922,532	$205,157,822
			205,157,822
PUT OPTIONS - 2.05%
EFA iShares MSCI EAFE ETF, Expires 12/29/2023, Strike Price $65.64	28,786	211,922,532	4,202,756
			4,202,756
TOTAL PURCHASED OPTIONS (Cost $200,220,359)			209,360,578
	Principal Amount
SHORT TERM INVESTMENTS - 0.20%
Money Market Deposit Account - 0.20%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$400,014		400,014
TOTAL SHORT TERM INVESTMENTS (Cost $400,014)			400,014

Total Investments (Cost $200,620,373) - 102.70%			209,760,592
Liabilities in Excess of Other Assets - (2.70)%			(5,518,577)
TOTAL NET ASSETS - 100.00%			$204,242,015

Asset Type	% of Net Assets
Purchased Options	102.50%
Short Term Investments	0.20
Total Investments	102.70
Liabilities in Excess of Other Assets	(2.70)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JANUARY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EFA iShares MSCI EAFE ETF	12/29/2023	$80.42	28,786	$(211,922,532)	$(3,713,394)
					(3,713,394)
Put Options
EFA iShares MSCI EAFE ETF	12/29/2023	55.79	28,786	(211,922,532)	(1,698,374)
					(1,698,374)
Total Options Written (Premiums Received $7,545,581)					$(5,411,768)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - APRIL

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.47% (a)(b)
CALL OPTIONS - 99.20%
EFA iShares MSCI EAFE ETF, Expires 3/28/2024, Strike Price $0.72	31,283	$230,305,446	$223,200,138
			223,200,138
PUT OPTIONS - 4.27%
EFA iShares MSCI EAFE ETF, Expires 3/28/2024, Strike Price $71.52	31,283	230,305,446	9,606,071
			9,606,071
TOTAL PURCHASED OPTIONS (Cost $230,552,978)			232,806,209
	Principal Amount
SHORT TERM INVESTMENTS - 0.20%
Money Market Deposit Account - 0.20%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$452,950		452,950
TOTAL SHORT TERM INVESTMENTS (Cost $452,950)			452,950

Total Investments (Cost $231,005,928) - 103.67%			233,259,159
Liabilities in Excess of Other Assets - (3.67)%			(8,261,186)
TOTAL NET ASSETS - 100.00%			$224,997,973

Asset Type	% of Net Assets
Purchased Options	103.47%
Short Term Investments	0.20
Total Investments	103.67
Liabilities in Excess of Other Assets	(3.67)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - APRIL

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EFA iShares MSCI EAFE ETF	3/28/2024	$82.96	31,283	$(230,305,446)	$(4,180,660)
					(4,180,660)
Put Options
EFA iShares MSCI EAFE ETF	3/28/2024	60.79	31,283	(230,305,446)	(3,966,372)
					(3,966,372)
Total Options Written (Premiums Received $8,122,386)					$(8,147,032)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JULY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.11% (a)(b)
CALL OPTIONS - 100.88%
EFA iShares MSCI EAFE ETF, Expires 6/30/2023, Strike Price $0.62	15,430	$113,595,660	$111,003,420
			111,003,420
PUT OPTIONS - 0.23%
EFA iShares MSCI EAFE ETF, Expires 6/30/2023, Strike Price $62.49	15,430	113,595,660	246,880
			246,880
TOTAL PURCHASED OPTIONS (Cost $96,663,170)			111,250,300
	Principal Amount
SHORT TERM INVESTMENTS - 0.17%
Money Market Deposit Account - 0.17%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$189,335		189,335
TOTAL SHORT TERM INVESTMENTS (Cost $189,335)			189,335

Total Investments (Cost $96,852,505) - 101.28%			111,439,635
Liabilities in Excess of Other Assets - (1.28)%			(1,398,986)
TOTAL NET ASSETS - 100.00%			$110,040,649

Asset Type	% of Net Assets
Purchased Options	101.11%
Short Term Investments	0.17
Total Investments	101.28
Liabilities in Excess of Other Assets	(1.28)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JULY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EFA iShares MSCI EAFE ETF	6/30/2023	$74.96	15,430	$(113,595,660)	$(1,249,830)
					(1,249,830)
Put Options
EFA iShares MSCI EAFE ETF	6/30/2023	53.12	15,430	(113,595,660)	(108,010)
					(108,010)
Total Options Written (Premiums Received $4,931,018)					$(1,357,840)

(a)	Exchange-Traded.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - OCTOBER

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 108.32% (a)(b)
CALL OPTIONS - 107.81%
EFA iShares MSCI EAFE ETF, Expires 9/29/2023, Strike Price $0.56	15,769	$116,091,378	$113,448,809
			113,448,809
PUT OPTIONS - 0.51%
EFA iShares MSCI EAFE ETF, Expires 9/29/2023, Strike Price $56.01	15,769	116,091,378	541,192
			541,192
TOTAL PURCHASED OPTIONS (Cost $93,298,717)			113,990,001
	Principal Amount
SHORT TERM INVESTMENTS - 0.19%
Money Market Deposit Account - 0.19%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$202,834		202,834
TOTAL SHORT TERM INVESTMENTS (Cost $202,834)			202,834

Total Investments (Cost $93,501,551) - 108.51%			114,192,835
Liabilities in Excess of Other Assets - (8.51)%			(8,954,842)
TOTAL NET ASSETS - 100.00%			$105,237,993

Asset Type	% of Net Assets
Purchased Options	108.32%
Short Term Investments	0.19
Total Investments	108.51
Liabilities in Excess of Other Assets	(8.51)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - OCTOBER

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EFA iShares MSCI EAFE ETF	9/29/2023	$70.15	15,769	$(116,091,378)	$(8,645,039)
					(8,645,039)
Put Options
EFA iShares MSCI EAFE ETF	9/29/2023	47.61	15,769	(116,091,378)	(237,008)
					(237,008)
Total Options Written (Premiums Received $4,714,655)					$(8,882,047)

(a)	Exchange-Traded.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JANUARY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.13% (a)(b)
CALL OPTIONS - 97.72%
EEM iShares MSCI Emerging Markets ETF, Expires 12/29/2023, Strike Price $0.38	29,745	$116,392,185	$113,054,200
			113,054,200
PUT OPTIONS - 4.41%
EEM iShares MSCI Emerging Markets ETF, Expires 12/29/2023, Strike Price $37.90	29,745	116,392,185	5,103,945
			5,103,945
TOTAL PURCHASED OPTIONS (Cost $119,286,833)			118,158,145
	Principal Amount
SHORT TERM INVESTMENTS - 0.18%
Money Market Deposit Account - 0.18%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$205,718		205,718
TOTAL SHORT TERM INVESTMENTS (Cost $205,718)			205,718

Total Investments (Cost $119,492,551) - 102.31%			118,363,863
Liabilities in Excess of Other Assets - (2.31)%			(2,672,025)
TOTAL NET ASSETS - 100.00%			$115,691,838

Asset Type	% of Net Assets
Purchased Options	102.13%
Short Term Investments	0.18
Total Investments	102.31
Liabilities in Excess of Other Assets	(2.31)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EEM iShares MSCI Emerging Markets ETF	12/29/2023	$47.21	29,745	$(116,392,185)	$(717,449)
					(717,449)
Put Options
EEM iShares MSCI Emerging Markets ETF	12/29/2023	32.22	29,745	(116,392,185)	(1,870,961)
					(1,870,961)
Total Options Written (Premiums Received $5,193,440)					$(2,588,410)

(a)	Exchange-Traded.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – APRIL

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.00% (a)(b)
CALL OPTIONS - 97.84%
EEM iShares MSCI Emerging Markets ETF, Expires 3/28/2024, Strike Price $0.39	13,076	$51,166,388	$49,746,204
			49,746,204
PUT OPTIONS - 7.16%
EEM iShares MSCI Emerging Markets ETF, Expires 3/28/2024, Strike Price $39.46	13,076	51,166,388	3,639,966
			3,639,966
TOTAL PURCHASED OPTIONS (Cost $53,533,435)			53,386,170
	Principal Amount
SHORT TERM INVESTMENTS - 0.18%
Money Market Deposit Account - 0.18%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$90,012		90,012
TOTAL SHORT TERM INVESTMENTS (Cost $90,012)			90,012

Total Investments (Cost $53,623,447) - 105.18%			53,476,182
Liabilities in Excess of Other Assets - (5.18)%			(2,632,739)
TOTAL NET ASSETS - 100.00%			$50,843,443

Asset Type	% of Net Assets
Purchased Options	105.00%
Short Term Investments	0.18
Total Investments	105.18
Liabilities in Excess of Other Assets	(5.18)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – APRIL

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EEM iShares MSCI Emerging Markets ETF	3/28/2024	$46.81	13,076	$(51,166,388)	$(992,469)
					(992,469)
Put Options
EEM iShares MSCI Emerging Markets ETF	3/28/2024	33.54	13,076	(51,166,388)	(1,607,171)
					(1,607,171)
Total Options Written (Premiums Received $2,499,033)					$(2,599,640)

(a)	Exchange-Traded.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JULY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.40% (a)(b)
CALL OPTIONS - 96.73%
EEM iShares MSCI Emerging Markets ETF, Expires 6/30/2023, Strike Price $0.40	22,912	$89,654,656	$88,200,661
			88,200,661
PUT OPTIONS - 3.67%
EEM iShares MSCI Emerging Markets ETF, Expires 6/30/2023, Strike Price $40.10	22,912	89,654,656	3,341,944
			3,341,944
TOTAL PURCHASED OPTIONS (Cost $94,726,465)			91,542,605
	Principal Amount
SHORT TERM INVESTMENTS - 0.18%
Money Market Deposit Account - 0.18%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$164,748		164,748
TOTAL SHORT TERM INVESTMENTS (Cost $164,748)			164,748

Total Investments (Cost $94,891,213) - 100.58%			91,707,353
Liabilities in Excess of Other Assets - (0.58)%			(529,836)
TOTAL NET ASSETS - 100.00%			$91,177,517

Asset Type	% of Net Assets
Purchased Options	100.40%
Short Term Investments	0.18
Total Investments	100.58
Liabilities in Excess of Other Assets	(0.58)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – JULY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EEM iShares MSCI Emerging Markets ETF	6/30/2023	$47.75	22,912	$(89,654,656)	$(132,889)
					(132,889)
Put Options
EEM iShares MSCI Emerging Markets ETF	6/30/2023	34.09	22,912	(89,654,656)	(331,767)
					(331,767)
Total Options Written (Premiums Received $4,154,106)					$(464,656)

(a)	Exchange-Traded.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – OCTOBER

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.33% (a)(b)
CALL OPTIONS - 99.88%
EEM iShares MSCI Emerging Markets ETF, Expires 9/29/2023, Strike Price $0.35	7,944	$31,084,872	$30,634,448
			30,634,448
PUT OPTIONS - 1.45%
EEM iShares MSCI Emerging Markets ETF, Expires 9/29/2023, Strike Price $34.88	7,944	31,084,872	445,499
			445,499
TOTAL PURCHASED OPTIONS (Cost $29,224,949)			31,079,947
	Principal Amount
SHORT TERM INVESTMENTS - 0.15%
Money Market Deposit Account - 0.15%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$45,179		45,179
TOTAL SHORT TERM INVESTMENTS (Cost $45,179)			45,179

Total Investments (Cost $29,270,128) - 101.48%			31,125,126
Liabilities in Excess of Other Assets - (1.48)%			(456,341)
TOTAL NET ASSETS - 100.00%			$30,668,785

Asset Type	% of Net Assets
Purchased Options	101.33%
Short Term Investments	0.15
Total Investments	101.48
Liabilities in Excess of Other Assets	(1.48)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR EMERGING MARKETS POWER BUFFER ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EEM iShares MSCI Emerging Markets ETF	9/29/2023	$43.65	7,944	$(31,084,872)	$(291,704)
					(291,704)
Put Options
EEM iShares MSCI Emerging Markets ETF	9/29/2023	29.65	7,944	(31,084,872)	(142,197)
					(142,197)
Total Options Written (Premiums Received $1,655,798)					$(433,901)

(a)	Exchange-Traded.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JANUARY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 110.26% (a)(b)
CALL OPTIONS - 107.97%
QQQ Investco QQQ Trust Series 1, Expires 12/29/2023, Strike Price $2.66	3,220	$103,864,320	$102,473,280
			102,473,280
PUT OPTIONS - 2.29%
QQQ Investco QQQ Trust Series 1, Expires 12/29/2023, Strike Price $266.28	3,220	103,864,320	2,170,280
			2,170,280
TOTAL PURCHASED OPTIONS (Cost $91,614,656)			104,643,560
	Principal Amount
SHORT TERM INVESTMENTS - 0.21%
Money Market Deposit Account - 0.21%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$200,063		200,063
TOTAL SHORT TERM INVESTMENTS (Cost $200,063)			200,063

Total Investments (Cost $91,814,719) - 110.47%			104,843,623
Liabilities in Excess of Other Assets - (10.47)%			(9,935,194)
TOTAL NET ASSETS - 100.00%			$94,908,429

Asset Type	% of Net Assets
Purchased Options	110.26%
Short Term Investments	0.21
Total Investments	110.47
Liabilities in Excess of Other Assets	(10.47)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	12/29/2023	$323.72	3,220	$(103,864,320)	$(8,987,020)
					(8,987,020)
Put Options
QQQ Investco QQQ Trust Series 1	12/29/2023	226.34	3,220	(103,864,320)	(946,680)
					(946,680)
Total Options Written (Premiums Received $7,239,184)					$(9,933,700)

(a)	Exchange-Traded.

INNOVATOR GROWTH-100 POWER BUFFER ETF – APRIL

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.84% (a)(b)
CALL OPTIONS - 99.08%
QQQ Investco QQQ Trust Series 1, Expires 3/28/2024, Strike Price $3.21	3,479	$112,218,624	$110,495,371
			110,495,371
PUT OPTIONS - 6.76%
QQQ Investco QQQ Trust Series 1, Expires 3/28/2024, Strike Price $320.93	3,479	112,218,624	7,540,698
			7,540,698
TOTAL PURCHASED OPTIONS (Cost $117,881,985)			118,036,069
	Principal Amount
SHORT TERM INVESTMENTS - 0.25%
Money Market Deposit Account - 0.25%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$279,400		279,400
TOTAL SHORT TERM INVESTMENTS (Cost $279,400)			279,400

Total Investments (Cost $118,161,385) - 106.09%			118,315,469
Liabilities in Excess of Other Assets - (6.09)%			(6,789,627)
TOTAL NET ASSETS - 100.00%			$111,525,842

Asset Type	% of Net Assets
Purchased Options	105.84%
Short Term Investments	0.25
Total Investments	106.09
Liabilities in Excess of Other Assets	(6.09)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – APRIL

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	3/28/2024	$377.61	3,479	$(112,218,624)	$(3,280,453)
					(3,280,453)
Put Options
QQQ Investco QQQ Trust Series 1	3/28/2024	272.79	3,479	(112,218,624)	(3,452,908)
					(3,452,908)
Total Options Written (Premiums Received $7,584,049)					$(6,733,361)

(a)	Exchange-Traded.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JULY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.51% (a)(b)
CALL OPTIONS - 100.98%
QQQ Investco QQQ Trust Series 1, Expires 6/30/2023, Strike Price $2.80	2,421	$78,091,776	$77,317,105
			77,317,105
PUT OPTIONS - 0.53%
QQQ Investco QQQ Trust Series 1, Expires 6/30/2023, Strike Price $280.28	2,421	78,091,776	404,428
			404,428
TOTAL PURCHASED OPTIONS (Cost $72,327,193)			77,721,533
	Principal Amount
SHORT TERM INVESTMENTS - 0.24%
Money Market Deposit Account - 0.24%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$184,867		184,867
TOTAL SHORT TERM INVESTMENTS (Cost $184,867)			184,867

Total Investments (Cost $72,512,060) - 101.75%			77,906,400
Liabilities in Excess of Other Assets - (1.75)%			(1,340,314)
TOTAL NET ASSETS - 100.00%			$76,566,086

Asset Type	% of Net Assets
Purchased Options	101.51%
Short Term Investments	0.24
Total Investments	101.75
Liabilities in Excess of Other Assets	(1.75)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – JULY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	6/30/2023	$335.86	2,421	$(78,091,776)	$(1,206,578)
					(1,206,578)
Put Options
QQQ Investco QQQ Trust Series 1	6/30/2023	238.24	2,421	(78,091,776)	(82,871)
					(82,871)
Total Options Written (Premiums Received $7,226,352)					$(1,289,449)

(a)	Exchange-Traded.

INNOVATOR GROWTH-100 POWER BUFFER ETF – OCTOBER

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.95% (a)(b)
CALL OPTIONS - 104.59%
QQQ Investco QQQ Trust Series 1, Expires 9/29/2023, Strike Price $2.67	2,804	$90,445,824	$89,445,104
			89,445,104
PUT OPTIONS - 1.36%
QQQ Investco QQQ Trust Series 1, Expires 9/29/2023, Strike Price $267.26	2,804	90,445,824	1,160,492
			1,160,492
TOTAL PURCHASED OPTIONS (Cost $81,293,290)			90,605,596
	Principal Amount
SHORT TERM INVESTMENTS - 0.24%
Money Market Deposit Account - 0.24%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$203,590		203,590
TOTAL SHORT TERM INVESTMENTS (Cost $203,590)			203,590

Total Investments (Cost $81,496,880) - 106.19%			90,809,186
Liabilities in Excess of Other Assets - (6.19)%			(5,288,453)
TOTAL NET ASSETS - 100.00%			$85,520,733

Asset Type	% of Net Assets
Purchased Options	105.95%
Short Term Investments	0.24
Total Investments	106.19
Liabilities in Excess of Other Assets	(6.19)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH-100 POWER BUFFER ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	9/29/2023	$329.83	2,804	$(90,445,824)	$(4,799,775)
					(4,799,775)
Put Options
QQQ Investco QQQ Trust Series 1	9/29/2023	227.17	2,804	(90,445,824)	(433,049)
					(433,049)
Total Options Written (Premiums Received $7,111,460)					$(5,232,824)

(a)	Exchange-Traded.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JANUARY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.76% (a)(b)
CALL OPTIONS - 97.03%
IWM iShares Russell 2000 ETF, Expires 12/29/2023, Strike Price $1.74	9,927	$173,921,040	$170,283,589
			170,283,589
PUT OPTIONS - 5.73%
IWM iShares Russell 2000 ETF, Expires 12/29/2023, Strike Price $174.36	9,927	173,921,040	10,049,201
			10,049,201
TOTAL PURCHASED OPTIONS (Cost $186,560,194)			180,332,790
	Principal Amount
SHORT TERM INVESTMENTS - 0.26%
Money Market Deposit Account - 0.26%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$464,809		464,809
TOTAL SHORT TERM INVESTMENTS (Cost $464,809)			464,809

Total Investments (Cost $187,025,003) - 103.02%			180,797,599
Liabilities in Excess of Other Assets - (3.02)%			(5,302,318)
TOTAL NET ASSETS - 100.00%			$175,495,281

Asset Type	% of Net Assets
Purchased Options	102.76%
Short Term Investments	0.26
Total Investments	103.02
Liabilities in Excess of Other Assets	(3.02)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JANUARY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	12/29/2023	$211.92	9,927	$(173,921,040)	$(1,273,733)
					(1,273,733)
Put Options
IWM iShares Russell 2000 ETF	12/29/2023	148.21	9,927	(173,921,040)	(3,917,591)
					(3,917,591)
Total Options Written (Premiums Received $11,810,891)					$(5,191,324)

(a)	Exchange-Traded.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - APRIL

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.68% (a)(b)
CALL OPTIONS - 97.22%
IWM iShares Russell 2000 ETF, Expires 3/28/2024, Strike Price $1.78	7,192	$126,003,840	$123,010,026
			123,010,026
PUT OPTIONS - 7.46%
IWM iShares Russell 2000 ETF, Expires 3/28/2024, Strike Price $178.40	7,192	126,003,840	9,438,925
			9,438,925
TOTAL PURCHASED OPTIONS (Cost $134,147,144)			132,448,951
	Principal Amount
SHORT TERM INVESTMENTS - 0.26%
Money Market Deposit Account - 0.26%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$330,479		330,479
TOTAL SHORT TERM INVESTMENTS (Cost $330,479)			330,479

Total Investments (Cost $134,477,623) - 104.94%			132,779,430
Liabilities in Excess of Other Assets - (4.94)%			(6,256,205)
TOTAL NET ASSETS - 100.00%			$126,523,225

Asset Type	% of Net Assets
Purchased Options	104.68%
Short Term Investments	0.26
Total Investments	104.94
Liabilities in Excess of Other Assets	(4.94)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - APRIL

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	3/28/2024	$210.89	7,192	$(126,003,840)	$(2,118,260)
					(2,118,260)
Put Options
IWM iShares Russell 2000 ETF	3/28/2024	151.64	7,192	(126,003,840)	(4,073,837)
					(4,073,837)
Total Options Written (Premiums Received $7,401,545)					$(6,192,097)

(a)	Exchange-Traded.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JULY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.16% (a)(b)
CALL OPTIONS - 98.29%
IWM iShares Russell 2000 ETF, Expires 6/30/2023, Strike Price $1.69	3,940	$69,028,800	$68,225,158
			68,225,158
PUT OPTIONS - 1.87%
IWM iShares Russell 2000 ETF, Expires 6/30/2023, Strike Price $169.36	3,940	69,028,800	1,299,097
			1,299,097
TOTAL PURCHASED OPTIONS (Cost $71,595,507)			69,524,255
	Principal Amount
SHORT TERM INVESTMENTS - 0.26%
Money Market Deposit Account - 0.26%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$177,008		177,008
TOTAL SHORT TERM INVESTMENTS (Cost $177,008)			177,008

Total Investments (Cost $71,772,515) - 100.42%			69,701,263
Liabilities in Excess of Other Assets - (0.42)%			(290,852)
TOTAL NET ASSETS - 100.00%			$69,410,411

Asset Type	% of Net Assets
Purchased Options	100.16%
Short Term Investments	0.26
Total Investments	100.42
Liabilities in Excess of Other Assets	(0.42)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JULY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	6/30/2023	$203.25	3,940	$(69,028,800)	$(26,871)
					(26,871)
Put Options
IWM iShares Russell 2000 ETF	6/30/2023	143.96	3,940	(69,028,800)	(219,418)
					(219,418)
Total Options Written (Premiums Received $5,302,376)					$(246,289)

(a)	Exchange-Traded.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - OCTOBER

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.27% (a)(b)
CALL OPTIONS - 98.25%
IWM iShares Russell 2000 ETF, Expires 9/29/2023, Strike Price $1.65	4,328	$75,826,560	$74,607,795
			74,607,795
PUT OPTIONS - 3.02%
IWM iShares Russell 2000 ETF, Expires 9/29/2023, Strike Price $164.92	4,328	75,826,560	2,289,253
			2,289,253
TOTAL PURCHASED OPTIONS (Cost $77,182,595)			76,897,048
	Principal Amount
SHORT TERM INVESTMENTS - 0.25%
Money Market Deposit Account - 0.25%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$187,894		187,894
TOTAL SHORT TERM INVESTMENTS (Cost $187,894)			187,894

Total Investments (Cost $77,370,489) - 101.52%			77,084,942
Liabilities in Excess of Other Assets - (1.52)%			(1,148,872)
TOTAL NET ASSETS - 100.00%			$75,936,070

Asset Type	% of Net Assets
Purchased Options	101.27%
Short Term Investments	0.25
Total Investments	101.52
Liabilities in Excess of Other Assets	(1.52)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - OCTOBER

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	9/29/2023	$205.00	4,328	$(75,826,560)	$(331,049)
					(331,049)
Put Options
IWM iShares Russell 2000 ETF	9/29/2023	140.18	4,328	(75,826,560)	(767,960)
					(767,960)
Total Options Written (Premiums Received $6,554,198)					$(1,099,009)

(a)	Exchange-Traded.

INNOVATOR DOUBLE STACKER ETF - JANUARY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 119.32% (a)(b)
CALL OPTIONS - 119.32%
QQQ Investco QQQ Trust Series 1, Expires 12/29/2023, Strike Price $266.30	91	$2,935,296	$640,415
SPY SPDR S&P 500® Trust ETF, Expires 12/29/2023, Strike Price $3.87	63	2,620,359	2,568,141
			3,208,556
TOTAL PURCHASED OPTIONS (Cost $2,672,818)			3,208,556
	Principal Amount
SHORT TERM INVESTMENTS - 0.70%
Money Market Deposit Account - 0.70%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$18,876		18,876
TOTAL SHORT TERM INVESTMENTS (Cost $18,876)			18,876

Total Investments (Cost $2,691,694) - 120.02%			3,227,432
Liabilities in Excess of Other Assets - (20.02)%			(538,367)
TOTAL NET ASSETS - 100.00%			$2,689,065

Asset Type	% of Net Assets
Purchased Options	119.32%
Short Term Investments	0.70
Total Investments	120.02
Liabilities in Excess of Other Assets	(20.02)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER ETF - JANUARY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	12/29/2023	$299.17	91	$(2,935,296)	$(405,490)
SPY SPDR S&P 500® Trust ETF	12/29/2023	429.66	63	(2,620,359)	(131,334)

Total Options Written (Premiums Received $287,077)					$(536,824)

(a)	Exchange-Traded.

INNOVATOR DOUBLE STACKER ETF - OCTOBER

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 117.55% (a)(b)
CALL OPTIONS - 117.55%
QQQ Investco QQQ Trust Series 1, Expires 9/29/2023, Strike Price $267.29	144	$4,644,864	$924,330
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $3.60	108	4,492,044	4,422,125
			5,346,455
TOTAL PURCHASED OPTIONS (Cost $4,289,128)			5,346,455
	Principal Amount
SHORT TERM INVESTMENTS - 0.42%
Money Market Deposit Account - 0.42%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$18,992		18,992
TOTAL SHORT TERM INVESTMENTS (Cost $18,992)			18,992

Total Investments (Cost $4,308,120) - 117.97%			5,365,447
Liabilities in Excess of Other Assets - (17.97)%			(817,203)
TOTAL NET ASSETS - 100.00%			$4,548,244

Asset Type	% of Net Assets
Purchased Options	117.55%
Short Term Investments	0.42
Total Investments	117.97
Liabilities in Excess of Other Assets	(17.97)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER ETF - OCTOBER

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	9/29/2023	$303.23	144	$(4,644,864)	$(501,308)
SPY SPDR S&P 500® Trust ETF	9/29/2023	405.26	108	(4,492,044)	(313,158)

Total Options Written (Premiums Received $471,501)					$(814,466)

(a)	Exchange-Traded.

INNOVATOR TRIPLE STACKER ETF – JANUARY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 129.19% (a)(b)
CALL OPTIONS - 129.19%
IWM iShares Russell 2000 ETF, Expires 12/29/2023, Strike Price $174.36	272	$4,765,440	$402,582
QQQ Investco QQQ Trust Series 1, Expires 12/29/2023, Strike Price $266.28	178	5,741,568	1,252,974
SPY SPDR S&P 500® Trust ETF, Expires 12/29/2023, Strike Price $3.77	124	5,157,532	5,055,942
			6,711,498
TOTAL PURCHASED OPTIONS (Cost $5,778,123)			6,711,498
	Principal Amount
SHORT TERM INVESTMENTS - 0.99%
Money Market Deposit Account - 0.99%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$51,455		51,455
TOTAL SHORT TERM INVESTMENTS (Cost $51,455)			51,455

Total Investments (Cost $5,829,578) - 130.18%			6,762,953
Liabilities in Excess of Other Assets - (30.18)%			(1,567,939)
TOTAL NET ASSETS - 100.00%			$5,195,014

Asset Type	% of Net Assets
Purchased Options	129.19%
Short Term Investments	0.99
Total Investments	130.18
Liabilities in Excess of Other Assets	(30.18)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR TRIPLE STACKER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	12/29/2023	$187.82	272	$(4,765,440)	$(208,366)
QQQ Investco QQQ Trust Series 1	12/29/2023	286.84	178	(5,741,568)	(958,559)
SPY SPDR S&P 500® Trust ETF	12/29/2023	411.95	124	(5,157,532)	(397,685)

Total Options Written (Premiums Received $1,183,727)					$(1,564,610)

(a)	Exchange-Traded.

INNOVATOR TRIPLE STACKER ETF – OCTOBER

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 129.37% (a)(b)
CALL OPTIONS - 129.37%
IWM iShares Russell 2000 ETF, Expires 9/29/2023, Strike Price $164.92	344	$6,026,880	$615,966
QQQ Investco QQQ Trust Series 1, Expires 9/29/2023, Strike Price $267.25	212	6,838,272	1,361,561
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $3.62	159	6,613,287	6,510,042
			8,487,569
TOTAL PURCHASED OPTIONS (Cost $7,197,264)			8,487,569
	Principal Amount
SHORT TERM INVESTMENTS - 0.46%
Money Market Deposit Account - 0.46%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$29,969		29,969
TOTAL SHORT TERM INVESTMENTS (Cost $29,969)			29,969

Total Investments (Cost $7,227,233) - 129.83%			8,517,538
Liabilities in Excess of Other Assets - (29.83)%			(1,956,810)
TOTAL NET ASSETS - 100.00%			$6,560,728

Asset Type	% of Net Assets
Purchased Options	129.37%
Short Term Investments	0.46
Total Investments	129.83
Liabilities in Excess of Other Assets	(29.83)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR TRIPLE STACKER ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	9/29/2023	$178.66	344	$(6,026,880)	$(304,268)
QQQ Investco QQQ Trust Series 1	9/29/2023	289.52	212	(6,838,272)	(963,769)
SPY SPDR S&P 500® Trust ETF	9/29/2023	386.93	159	(6,613,287)	(684,784)

Total Options Written (Premiums Received $1,510,869)					$(1,952,821)

(a)	Exchange-Traded.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF - JANUARY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 126.15% (a)(b)
CALL OPTIONS - 123.25%
QQQ Investco QQQ Trust Series 1, Expires 12/29/2023, Strike Price $266.27	237	$7,644,672	$1,668,482
SPY SPDR S&P 500® Trust ETF, Expires 12/29/2023, Strike Price $3.78	165	6,862,845	6,727,507
			8,395,989
PUT OPTIONS - 2.90%
SPY SPDR S&P 500® Trust ETF, Expires 12/29/2023, Strike Price $382.41	165	6,862,845	197,161
			197,161
TOTAL PURCHASED OPTIONS (Cost $7,416,687)			8,593,150
	Principal Amount
SHORT TERM INVESTMENTS - 0.30%
Money Market Deposit Account - 0.30%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$20,342		20,342
TOTAL SHORT TERM INVESTMENTS (Cost $20,342)			20,342

Total Investments (Cost $7,437,029) - 126.45%			8,613,492
Liabilities in Excess of Other Assets - (26.45)%			(1,801,734)
TOTAL NET ASSETS - 100.00%			$6,811,758

Asset Type	% of Net Assets
Purchased Options	126.15%
Short Term Investments	0.30
Total Investments	126.45
Liabilities in Excess of Other Assets	(26.45)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF - JANUARY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	12/29/2023	$290.40	237	$(7,644,672)	$(1,211,430)
SPY SPDR S&P 500® Trust ETF	12/29/2023	417.08	165	(6,862,845)	(472,842)
					(1,684,272)
Put Options
SPY SPDR S&P 500® Trust ETF	12/29/2023	348.02	165	(6,862,845)	(112,958)
					(112,958)
Total Options Written (Premiums Received $1,299,788)					$(1,797,230)

(a)	Exchange-Traded.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF - OCTOBER

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 123.58% (a)(b)
CALL OPTIONS - 122.39%
QQQ Investco QQQ Trust Series 1, Expires 9/29/2023, Strike Price $267.26	472	$15,224,832	$3,030,990
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $3.55	353	14,682,329	14,455,516
			17,486,506
PUT OPTIONS - 1.19%
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $357.17	353	14,682,329	169,712
			169,712
TOTAL PURCHASED OPTIONS (Cost $15,123,867)			17,656,218
	Principal Amount
SHORT TERM INVESTMENTS - 0.31%
Money Market Deposit Account - 0.31%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$44,212		44,212
TOTAL SHORT TERM INVESTMENTS (Cost $44,212)			44,212

Total Investments (Cost $15,168,079) - 123.89%			17,700,430
Liabilities in Excess of Other Assets - (23.89)%			(3,413,298)
TOTAL NET ASSETS - 100.00%			$14,287,132

Asset Type	% of Net Assets
Purchased Options	123.58%
Short Term Investments	0.31
Total Investments	123.89
Liabilities in Excess of Other Assets	(23.89)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DOUBLE STACKER 9 BUFFER ETF - OCTOBER

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	9/29/2023	$294.25	472	$(15,224,832)	$(1,968,098)
SPY SPDR S&P 500® Trust ETF	9/29/2023	393.26	353	(14,682,329)	(1,343,338)
					(3,311,436)
Put Options
SPY SPDR S&P 500® Trust ETF	9/29/2023	325.02	353	(14,682,329)	(92,874)
					(92,874)
Total Options Written (Premiums Received $2,634,677)					$(3,404,310)

(a)	Exchange-Traded.

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF - JULY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.60% (a)(b)
CALL OPTIONS - 93.72%
TLT iShares 20+ Year Treasury Bond ETF, Expires 6/30/2023, Strike Price $1.15	5,063	$53,900,698	$53,103,732
			53,103,732
PUT OPTIONS - 7.88%
TLT iShares 20+ Year Treasury Bond ETF, Expires 6/30/2023, Strike Price $115.17	5,063	53,900,698	4,463,490
			4,463,490
TOTAL PURCHASED OPTIONS (Cost $57,868,615)			57,567,222
	Principal Amount
SHORT TERM INVESTMENTS - 0.27%
Money Market Deposit Account - 0.27%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$153,957		153,957
TOTAL SHORT TERM INVESTMENTS (Cost $153,957)			153,957

Total Investments (Cost $58,022,572) - 101.87%			57,721,179
Liabilities in Excess of Other Assets - (1.87)%			(1,058,644)
TOTAL NET ASSETS - 100.00%			$56,662,535

Asset Type	% of Net Assets
Purchased Options	101.60%
Short Term Investments	0.27
Total Investments	101.87
Liabilities in Excess of Other Assets	(1.87)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF - JULY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
TLT iShares 20+ Year Treasury Bond ETF	6/30/2023	$146.27	5,063	$(53,900,698)	$(14,937)
					(14,937)
Put Options
TLT iShares 20+ Year Treasury Bond ETF	6/30/2023	104.80	5,063	(53,900,698)	(1,007,992)
					(1,007,992)
Total Options Written (Premiums Received $4,282,096)					$(1,022,929)

(a)	Exchange-Traded.

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF – QUARTERLY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.32% (a)(b)
CALL OPTIONS - 99.48%
TLT iShares 20+ Year Treasury Bond ETF, Expires 6/30/2023, Strike Price $0.27	744	$7,920,624	$7,868,402
			7,868,402
PUT OPTIONS - 0.84%
TLT iShares 20+ Year Treasury Bond ETF, Expires 6/30/2023, Strike Price $100.95	744	7,920,624	66,685
			66,685
TOTAL PURCHASED OPTIONS (Cost $7,949,683)			7,935,087

SHORT TERM INVESTMENTS - 0.14%	Principal Amount
Money Market Deposit Account - 0.14%
U.S. Bank Money Market Deposit Account, 4.800% (c)	$11,357		11,357
TOTAL SHORT TERM INVESTMENTS (Cost $11,357)			11,357

Total Investments (Cost $7,961,040) - 100.46%			7,946,444
Liabilities in Excess of Other Assets - (0.46)%			(36,530)
TOTAL NET ASSETS - 100.00%			$7,909,914

Asset Type	% of Net Assets
Purchased Options	100.32%
Short Term Investments	0.14
Total Investments	100.46
Liabilities in Excess of Other Assets	(0.46)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF – QUARTERLY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
TLT iShares 20+ Year Treasury Bond ETF	6/30/2023	$117.93	744	$(7,920,624)	$(31,627)
Total Options Written (Premiums Received $60,242)					$(31,627)

(a) Exchange-Traded.

INNOVATOR U.S. EQUITY ACCELERATED ETF – JANUARY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 109.39% (a)(b)
CALL OPTIONS - 109.39%
SPY SPDR S&P 500® Trust ETF, Expires 12/29/2023, Strike Price $382.44	246	$10,231,878	$1,319,070
SPY SPDR S&P 500® Trust ETF, Expires 12/29/2023, Strike Price $3.85	246	10,231,878	10,028,451
			11,347,521
TOTAL PURCHASED OPTIONS (Cost $10,360,013)			11,347,521
	Principal Amount
SHORT TERM INVESTMENTS - 0.40%
Money Market Deposit Account - 0.40%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$41,348		41,348
TOTAL SHORT TERM INVESTMENTS (Cost $41,348)			41,348

Total Investments (Cost $10,401,361) - 109.79%			11,388,869
Liabilities in Excess of Other Assets - (9.79)%			(1,015,806)
TOTAL NET ASSETS - 100.00%			$10,373,063

Asset Type	% of Net Assets
Purchased Options	109.39%
Short Term Investments	0.40
Total Investments	109.79
Liabilities in Excess of Other Assets	(9.79)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – JANUARY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/29/2023	$430.23	492	$(20,463,756)	$(1,009,333)

Total Options Written (Premiums Received $838,807)					$(1,009,333)

(a)	Exchange-Traded.

INNOVATOR U.S. EQUITY ACCELERATED ETF – APRIL

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.89% (a)(b)
CALL OPTIONS - 106.89%
SPY SPDR S&P 500® Trust ETF, Expires 3/28/2024, Strike Price $409.40	97	$4,034,521	$393,566
SPY SPDR S&P 500® Trust ETF, Expires 3/28/2024, Strike Price $4.12	97	4,034,521	3,941,402
			4,334,968
TOTAL PURCHASED OPTIONS (Cost $4,237,458)			4,334,968
	Principal Amount
SHORT TERM INVESTMENTS - 1.11%
Money Market Deposit Account - 1.11%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$44,980		44,980
TOTAL SHORT TERM INVESTMENTS (Cost $44,980)			44,980

Total Investments (Cost $4,282,438) - 108.00%			4,379,948
Liabilities in Excess of Other Assets - (8.00)%			(324,482)
TOTAL NET ASSETS - 100.00%			$4,055,466

Asset Type	% of Net Assets
Purchased Options	106.89%
Short Term Investments	1.11
Total Investments	108.00
Liabilities in Excess of Other Assets	(8.00)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – APRIL

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/28/2024	$449.88	194	$(8,069,042)	$(322,595)

Total Options Written (Premiums Received $307,215)					$(322,595)

(a)	Exchange-Traded.

INNOVATOR U.S. EQUITY ACCELERATED ETF – JULY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.48% (a)(b)
CALL OPTIONS - 101.48%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $377.24	59	$2,453,987	$253,539
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $3.74	59	2,453,987	2,424,164
			2,677,703
TOTAL PURCHASED OPTIONS (Cost $2,493,627)			2,677,703
	Principal Amount
SHORT TERM INVESTMENTS - 1.24%
Money Market Deposit Account - 1.24%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$32,736		32,736
TOTAL SHORT TERM INVESTMENTS (Cost $32,736)			32,736

Total Investments (Cost $2,526,363) - 102.72%			2,710,439
Liabilities in Excess of Other Assets - (2.72)%			(71,797)
TOTAL NET ASSETS - 100.00%			$2,638,642

Asset Type	% of Net Assets
Purchased Options	101.48%
Short Term Investments	1.24
Total Investments	102.72
Liabilities in Excess of Other Assets	(2.72)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – JULY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	$424.86	118	$(4,907,974)	$(70,246)

Total Options Written (Premiums Received $197,988)					$(70,246)

(a)	Exchange-Traded.

INNOVATOR U.S. EQUITY ACCELERATED ETF – OCTOBER

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 113.29% (a)(b)
CALL OPTIONS - 113.29%
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $357.17	961	$39,970,873	$6,558,921
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $3.61	961	39,970,873	39,347,789
			45,906,710
TOTAL PURCHASED OPTIONS (Cost $37,517,500)			45,906,710
	Principal Amount
SHORT TERM INVESTMENTS - 0.23%
Money Market Deposit Account - 0.23%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$93,797		93,797
TOTAL SHORT TERM INVESTMENTS (Cost $93,797)			93,797

Total Investments (Cost $37,611,297) - 113.52%			46,000,507
Liabilities in Excess of Other Assets - (13.52)%			(5,480,100)
TOTAL NET ASSETS - 100.00%			$40,520,407

Asset Type	% of Net Assets
Purchased Options	113.29%
Short Term Investments	0.23
Total Investments	113.52
Liabilities in Excess of Other Assets	(13.52)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/29/2023	$406.11	1,922	$(79,941,746)	$(5,454,636)

Total Options Written (Premiums Received $3,403,508)					$(5,454,636)

(a)	Exchange-Traded.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – JANUARY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 122.66% (a)(b)
CALL OPTIONS - 122.66%
SPY SPDR S&P 500® Trust ETF, Expires 12/29/2023, Strike Price $382.42	544	$22,626,592	$2,917,809
SPY SPDR S&P 500® Trust ETF, Expires 12/29/2023, Strike Price $3.79	272	11,313,296	11,089,933
			14,007,742
TOTAL PURCHASED OPTIONS (Cost $12,582,606)			14,007,742
	Principal Amount
SHORT TERM INVESTMENTS - 0.33%
Money Market Deposit Account - 0.33%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$37,798		37,798
TOTAL SHORT TERM INVESTMENTS (Cost $37,798)			37,798

Total Investments (Cost $12,620,404) - 122.99%			14,045,540
Liabilities in Excess of Other Assets - (22.99)%			(2,625,936)
TOTAL NET ASSETS - 100.00%			$11,419,604

Asset Type	% of Net Assets
Purchased Options	122.66%
Short Term Investments	0.33
Total Investments	122.99
Liabilities in Excess of Other Assets	(22.99)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – JANUARY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/29/2023	$411.92	816	$(33,939,888)	$(2,618,683)

Total Options Written (Premiums Received $2,092,774)					$(2,618,683)

(a)	Exchange-Traded.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – APRIL

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 117.64% (a)(b)
CALL OPTIONS - 117.64%
SPY SPDR S&P 500® Trust ETF, Expires 3/28/2024, Strike Price $409.38	194	$8,069,042	$787,393
SPY SPDR S&P 500® Trust ETF, Expires 3/28/2024, Strike Price $4.06	97	4,034,521	3,941,957
			4,729,350
TOTAL PURCHASED OPTIONS (Cost $4,632,981)			4,729,350
	Principal Amount
SHORT TERM INVESTMENTS - 0.29%
Money Market Deposit Account - 0.29%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$11,528		11,528
TOTAL SHORT TERM INVESTMENTS (Cost $11,528)			11,528

Total Investments (Cost $4,644,509) - 117.93%			4,740,878
Liabilities in Excess of Other Assets - (17.93)%			(720,762)
TOTAL NET ASSETS - 100.00%			$4,020,116

Asset Type	% of Net Assets
Purchased Options	117.64%
Short Term Investments	0.29
Total Investments	117.93
Liabilities in Excess of Other Assets	(17.93)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – APRIL

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/28/2024	$434.69	291	$(12,103,563)	$(718,968)

Total Options Written (Premiums Received $689,291)					$(718,968)

(a)	Exchange-Traded.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – JULY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 112.16% (a)(b)
CALL OPTIONS - 112.16%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $377.25	536	$22,293,848	$2,302,843
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $3.75	268	11,146,924	11,011,193
			13,314,036
TOTAL PURCHASED OPTIONS (Cost $12,426,150)			13,314,036
	Principal Amount
SHORT TERM INVESTMENTS - 0.14%
Money Market Deposit Account - 0.14%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$17,204		17,204
TOTAL SHORT TERM INVESTMENTS (Cost $17,204)			17,204

Total Investments (Cost $12,443,354) - 112.30%			13,331,240
Liabilities in Excess of Other Assets - (12.30)%			(1,461,047)
TOTAL NET ASSETS - 100.00%			$11,870,193

Asset Type	% of Net Assets
Purchased Options	112.16%
Short Term Investments	0.14
Total Investments	112.30
Liabilities in Excess of Other Assets	(12.30)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – JULY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	$406.41	804	$(33,440,772)	$(1,453,455)

Total Options Written (Premiums Received $2,013,551)					$(1,453,455)

(a)	Exchange-Traded.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – OCTOBER

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 130.74% (a)(b)
CALL OPTIONS - 130.74%
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $357.18	1,030	$42,840,790	$7,028,947
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $3.53	515	21,420,395	21,090,497
			28,119,444
TOTAL PURCHASED OPTIONS (Cost $23,924,072)			28,119,444
	Principal Amount
SHORT TERM INVESTMENTS - 0.28%
Money Market Deposit Account - 0.28%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$59,184		59,184
TOTAL SHORT TERM INVESTMENTS (Cost $59,184)			59,184

Total Investments (Cost $23,983,256) - 131.02%			28,178,628
Liabilities in Excess of Other Assets - (31.02)%			(6,671,206)
TOTAL NET ASSETS - 100.00%			$21,507,422

Asset Type	% of Net Assets
Purchased Options	130.74%
Short Term Investments	0.28
Total Investments	131.02
Liabilities in Excess of Other Assets	(31.02)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/29/2023	$386.90	1,545	$(64,261,185)	$(6,657,760)

Total Options Written (Premiums Received $4,912,424)					$(6,657,760)

(a)	Exchange-Traded.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – JANUARY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 115.39% (a)(b)
CALL OPTIONS - 112.48%
SPY SPDR S&P 500® Trust ETF, Expires 12/29/2023, Strike Price $382.43	1,484	$61,724,012	$7,958,455
SPY SPDR S&P 500® Trust ETF, Expires 12/29/2023, Strike Price $3.80	1,484	61,724,012	60,503,942
			68,462,397
PUT OPTIONS - 2.91%
SPY SPDR S&P 500® Trust ETF, Expires 12/29/2023, Strike Price $382.42	1,484	61,724,012	1,773,528
			1,773,528
TOTAL PURCHASED OPTIONS (Cost $66,903,866)			70,235,925
	Principal Amount
SHORT TERM INVESTMENTS - 0.27%
Money Market Deposit Account - 0.27%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$165,000		165,000
TOTAL SHORT TERM INVESTMENTS (Cost $165,000)			165,000

Total Investments (Cost $67,068,866) - 115.66%			70,400,925
Liabilities in Excess of Other Assets - (15.66)%			(9,529,959)
TOTAL NET ASSETS - 100.00%			$60,870,966

Asset Type	% of Net Assets
Purchased Options	115.39%
Short Term Investments	0.27
Total Investments	115.66
Liabilities in Excess of Other Assets	(15.66)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/29/2023	$417.23	2,968	$(123,448,024)	$(8,476,341)
					(8,476,341)
Put Options
SPY SPDR S&P 500® Trust ETF	12/29/2023	348.00	1,484	(61,724,012)	(1,015,590)
					(1,015,590)
Total Options Written (Premiums Received $9,405,318)					$(9,491,931)

(a)	Exchange-Traded.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – APRIL

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 113.66% (a)(b)
CALL OPTIONS - 108.40%
SPY SPDR S&P 500® Trust ETF, Expires 3/28/2024, Strike Price $409.39	1,281	$53,280,633	$5,198,375
SPY SPDR S&P 500® Trust ETF, Expires 3/28/2024, Strike Price $4.07	1,281	53,280,633	52,056,983
			57,255,358
PUT OPTIONS - 5.26%
SPY SPDR S&P 500® Trust ETF, Expires 3/28/2024, Strike Price $409.38	1,281	53,280,633	2,779,245
			2,779,245
TOTAL PURCHASED OPTIONS (Cost $59,391,634)			60,034,603
	Principal Amount
SHORT TERM INVESTMENTS - 0.29%
Money Market Deposit Account - 0.29%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$153,945		153,945
TOTAL SHORT TERM INVESTMENTS (Cost $153,945)			153,945

Total Investments (Cost $59,545,579) - 113.95%			60,188,548
Liabilities in Excess of Other Assets - (13.95)%			(7,371,015)
TOTAL NET ASSETS - 100.00%			$52,817,533

Asset Type	% of Net Assets
Purchased Options	113.66%
Short Term Investments	0.29
Total Investments	113.95
Liabilities in Excess of Other Assets	(13.95)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – APRIL

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/28/2024	$439.40	2,562	$(106,561,266)	$(5,651,081)
					(5,651,081)
Put Options
SPY SPDR S&P 500® Trust ETF	3/28/2024	372.53	1,281	(53,280,633)	(1,692,585)
					(1,692,585)
Total Options Written (Premiums Received $7,385,259)					$(7,343,666)

(a)	Exchange-Traded.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – JULY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.07% (a)(b)
CALL OPTIONS - 106.53%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $377.26	787	$32,733,691	$3,380,511
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $3.80	787	32,733,691	32,331,211
			35,711,722
PUT OPTIONS - 0.54%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $377.27	787	32,733,691	181,703
			181,703
TOTAL PURCHASED OPTIONS (Cost $37,553,807)			35,893,425
	Principal Amount
SHORT TERM INVESTMENTS - 0.29%
Money Market Deposit Account - 0.29%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$97,042		97,042
TOTAL SHORT TERM INVESTMENTS (Cost $97,042)			97,042

Total Investments (Cost $37,650,849) - 107.36%			35,990,467
Liabilities in Excess of Other Assets - (7.36)%			(2,469,857)
TOTAL NET ASSETS - 100.00%			$33,520,610

Asset Type	% of Net Assets
Purchased Options	107.07%
Short Term Investments	0.29
Total Investments	107.36
Liabilities in Excess of Other Assets	(7.36)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – JULY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	$410.30	1,574	$(65,467,382)	$(2,384,862)
					(2,384,862)
Put Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	343.31	787	(32,733,691)	(63,936)
					(63,936)
Total Options Written (Premiums Received $4,962,288)					$(2,448,798)

(a)	Exchange-Traded.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – OCTOBER

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 119.43% (a)(b)
CALL OPTIONS - 118.24%
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $357.19	1,234	$51,325,762	$8,419,989
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $3.54	1,234	51,325,762	50,534,089
			58,954,078
PUT OPTIONS - 1.19%
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $357.20	1,234	51,325,762	593,628
			593,628
TOTAL PURCHASED OPTIONS (Cost $53,837,640)			59,547,706
	Principal Amount
SHORT TERM INVESTMENTS - 0.26%
Money Market Deposit Account - 0.26%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$131,520		131,520
TOTAL SHORT TERM INVESTMENTS (Cost $131,520)			131,520

Total Investments (Cost $53,969,160) - 119.69%			59,679,226
Liabilities in Excess of Other Assets - (19.69)%			(9,817,270)
TOTAL NET ASSETS - 100.00%			$49,861,956

Asset Type	% of Net Assets
Purchased Options	119.43%
Short Term Investments	0.26
Total Investments	119.69
Liabilities in Excess of Other Assets	(19.69)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	9/29/2023	$392.90	2,468	$(102,651,524)	$(9,461,325)
					(9,461,325)
Put Options
SPY SPDR S&P 500® Trust ETF	9/29/2023	325.04	1,234	(51,325,762)	(324,776)
					(324,776)
Total Options Written (Premiums Received $9,047,200)					$(9,786,101)

(a)	Exchange-Traded.

INNOVATOR GROWTH ACCELERATED PLUS ETF – JANUARY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 150.55% (a)(b)
CALL OPTIONS - 150.55%
QQQ Investco QQQ Trust Series 1, Expires 12/29/2023, Strike Price $266.29	2,164	$69,801,984	$15,230,989
QQQ Investco QQQ Trust Series 1, Expires 12/29/2023, Strike Price $2.67	1,082	34,900,992	34,453,791
			49,684,780
TOTAL PURCHASED OPTIONS (Cost $40,369,683)			49,684,780
	Principal Amount
SHORT TERM INVESTMENTS - 0.32%
Money Market Deposit Account - 0.32%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$106,688		106,688
TOTAL SHORT TERM INVESTMENTS (Cost $106,688)			106,688

Total Investments (Cost $40,476,371) - 150.87%			49,791,468
Liabilities in Excess of Other Assets - (50.87)%			(16,788,424)
TOTAL NET ASSETS - 100.00%			$33,003,044

Asset Type	% of Net Assets
Purchased Options	150.55%
Short Term Investments	0.32
Total Investments	150.87
Liabilities in Excess of Other Assets	(50.87)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – JANUARY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	12/29/2023	$289.69	3,246	$(104,702,976)	$(16,768,057)

Total Options Written (Premiums Received $10,048,680)					$(16,768,057)

(a)	Exchange-Traded.

INNOVATOR GROWTH ACCELERATED PLUS ETF – APRIL

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 120.58% (a)(b)
CALL OPTIONS - 120.58%
QQQ Investco QQQ Trust Series 1, Expires 3/28/2024, Strike Price $320.94	592	$19,095,552	$2,103,790
QQQ Investco QQQ Trust Series 1, Expires 3/28/2024, Strike Price $3.22	296	9,547,776	9,400,877
			11,504,667
TOTAL PURCHASED OPTIONS (Cost $11,297,745)			11,504,667
	Principal Amount
SHORT TERM INVESTMENTS - 0.34%
Money Market Deposit Account - 0.34%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$32,893		32,893
TOTAL SHORT TERM INVESTMENTS (Cost $32,893)			32,893

Total Investments (Cost $11,330,638) - 120.92%			11,537,560
Liabilities in Excess of Other Assets - (20.92)%			(1,996,498)
TOTAL NET ASSETS - 100.00%			$9,541,062

Asset Type	% of Net Assets
Purchased Options	120.58%
Short Term Investments	0.34
Total Investments	120.92
Liabilities in Excess of Other Assets	(20.92)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – APRIL

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	3/28/2024	$344.23	888	$(28,643,328)	$(1,993,401)

Total Options Written (Premiums Received $1,920,531)					$(1,993,401)

(a)	Exchange-Traded.

INNOVATOR GROWTH ACCELERATED PLUS ETF – JULY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 121.12% (a)(b)
CALL OPTIONS - 121.12%
QQQ Investco QQQ Trust Series 1, Expires 6/30/2023, Strike Price $280.28	462	$14,902,272	$2,125,311
QQQ Investco QQQ Trust Series 1, Expires 6/30/2023, Strike Price $2.81	231	7,451,136	7,376,992
			9,502,303
TOTAL PURCHASED OPTIONS (Cost $9,259,148)			9,502,303
	Principal Amount
SHORT TERM INVESTMENTS - 0.55%
Money Market Deposit Account - 0.55%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$43,056		43,056
TOTAL SHORT TERM INVESTMENTS (Cost $43,056)			43,056

Total Investments (Cost $9,302,204) - 121.67%			9,545,359
Liabilities in Excess of Other Assets - (21.67)%			(1,700,201)
TOTAL NET ASSETS - 100.00%			$7,845,158

Asset Type	% of Net Assets
Purchased Options	121.12%
Short Term Investments	0.55
Total Investments	121.67
Liabilities in Excess of Other Assets	(21.67)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – JULY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	6/30/2023	$304.97	693	$(22,353,408)	$(1,694,940)

Total Options Written (Premiums Received $1,470,939)					$(1,694,940)

(a)	Exchange-Traded.

INNOVATOR GROWTH ACCELERATED PLUS ETF – OCTOBER

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 139.79% (a)(b)
CALL OPTIONS - 139.79%
QQQ Investco QQQ Trust Series 1, Expires 9/29/2023, Strike Price $267.27	778	$25,095,168	$4,995,312
QQQ Investco QQQ Trust Series 1, Expires 9/29/2023, Strike Price $2.68	389	12,547,584	12,408,377
			17,403,689
TOTAL PURCHASED OPTIONS (Cost $13,588,866)			17,403,689
	Principal Amount
SHORT TERM INVESTMENTS - 0.15%
Money Market Deposit Account - 0.15%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$18,513		18,513
TOTAL SHORT TERM INVESTMENTS (Cost $18,513)			18,513

Total Investments (Cost $13,607,379) - 139.94%			17,422,202
Liabilities in Excess of Other Assets - (39.94)%			(4,972,279)
TOTAL NET ASSETS - 100.00%			$12,449,923

Asset Type	% of Net Assets
Purchased Options	139.79%
Short Term Investments	0.15
Total Investments	139.94
Liabilities in Excess of Other Assets	(39.94)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED PLUS ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	9/29/2023	$293.18	1,167	$(37,642,752)	$(4,964,488)

Total Options Written (Premiums Received $2,890,056)					$(4,964,488)

(a)	Exchange-Traded.

INNOVATOR DEFINED WEALTH SHIELD ETF

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.12% (a)(b)
CALL OPTIONS - 100.42%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $1.02	9,180	$381,823,740	$379,654,506
			379,654,506
PUT OPTIONS - 1.70%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $409.39	9,180	381,823,740	6,447,114
			6,447,114
TOTAL PURCHASED OPTIONS (Cost $385,383,575)			386,101,620
	Principal Amount
SHORT TERM INVESTMENTS - 0.14%
Money Market Deposit Account - 0.14%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$513,208		513,208
TOTAL SHORT TERM INVESTMENTS (Cost $513,208)			513,208

Total Investments (Cost $385,896,783) - 102.26%			386,614,828
Liabilities in Excess of Other Assets - (2.26)%			(8,558,382)
TOTAL NET ASSETS - 100.00%			$378,056,446

Asset Type	% of Net Assets
Purchased Options	102.12%
Short Term Investments	0.14
Total Investments	102.26
Liabilities in Excess of Other Assets	(2.26)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR DEFINED WEALTH SHIELD ETF

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	$420.12	9,180	$(381,823,740)	$(7,847,890)
					(7,847,890)
Put Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	327.51	9,180	(381,823,740)	(507,379)
					(507,379)
Total Options Written (Premiums Received $10,402,893)					$(8,355,269)

(a)	Exchange-Traded.

INNOVATOR U.S. EQUITY ACCELERATED ETF – QUARTERLY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.45% (a)(b)
CALL OPTIONS - 102.45%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $409.39	487	$20,255,791	$770,590
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $1.04	487	20,255,791	20,139,748
			20,910,338
TOTAL PURCHASED OPTIONS (Cost $20,590,603)			20,910,338
	Principal Amount
SHORT TERM INVESTMENTS - 0.18%
Money Market Deposit Account - 0.18%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$37,276		37,276
TOTAL SHORT TERM INVESTMENTS (Cost $37,276)			37,276

Total Investments (Cost $20,627,879) - 102.63%			20,947,614
Liabilities in Excess of Other Assets - (2.63)%			(535,873)
TOTAL NET ASSETS - 100.00%			$20,411,741

Asset Type	% of Net Assets
Purchased Options	102.45%
Short Term Investments	0.18
Total Investments	102.63
Liabilities in Excess of Other Assets	(2.63)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR U.S. EQUITY ACCELERATED ETF – QUARTERLY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2023	$426.05	974	$(40,511,582)	$(524,294)

Total Options Written (Premiums Received $690,181)					$(524,294)

(a)	Exchange-Traded.

INNOVATOR GROWTH ACCELERATED ETF – QUARTERLY

Schedule of Investments
April 30, 2023 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.48% (a)(b)
CALL OPTIONS - 102.48%
QQQ Investco QQQ Trust Series 1, Expires 6/30/2023, Strike Price $320.93	337	$10,870,272	$429,574
QQQ Investco QQQ Trust Series 1, Expires 6/30/2023, Strike Price $0.80	337	10,870,272	10,829,242
			11,258,816
TOTAL PURCHASED OPTIONS (Cost $11,317,568)			11,258,816
	Principal Amount
SHORT TERM INVESTMENTS - 0.34%
Money Market Deposit Account - 0.34%
U.S. Bank Money Market Deposit Account, 4.650% (c)	$37,761		37,761
TOTAL SHORT TERM INVESTMENTS (Cost $37,761)			37,761

Total Investments (Cost $11,355,329) - 102.82%			11,296,577
Liabilities in Excess of Other Assets - (2.82)%			(310,571)
TOTAL NET ASSETS - 100.00%			$10,986,006

Asset Type	% of Net Assets
Purchased Options	102.48%
Short Term Investments	0.34
Total Investments	102.82
Liabilities in Excess of Other Assets	(2.82)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2023.

The accompanying notes are an integral part of these financial statements.

INNOVATOR GROWTH ACCELERATED ETF – QUARTERLY

Schedule of Options Written (a)
April 30, 2023 (Unaudited) (Continued)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Investco QQQ Trust Series 1	6/30/2023	$337.14	674	$(21,740,544)	$(303,934)

Total Options Written (Premiums Received $529,224)					$(303,934)

(a)	Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Receivable for investments sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Payable for investments purchased
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator International Developed Power Buffer ETF - January	Innovator International Developed Power Buffer ETF - April	Innovator International Developed Power Buffer ETF - July	Innovator International Developed Power Buffer ETF - October

$209,760,592	$233,259,159	$111,439,635	$114,192,835
1,596	1,328	801	771
36,360	–	36,045	–
141	205	228	100
209,798,689	233,260,692	111,476,709	114,193,706

5,411,768	8,147,032	1,357,840	8,882,047
143,961	115,687	77,776	73,666
945	–	444	–
5,556,674	8,262,719	1,436,060	8,955,713
$204,242,015	$224,997,973	$110,040,649	$105,237,993

$199,683,594	$228,013,145	$96,602,224	$89,883,329
4,558,421	(3,015,172)	13,438,425	15,354,664
$204,242,015	$224,997,973	$110,040,649	$105,237,993

$204,242,015	$224,997,973	$110,040,649	$105,237,993
7,050,000	9,075,000	4,225,000	4,100,000
$28.97	$24.79	$26.05	$25.67

$200,620,373	$231,005,928	$96,852,505	$93,501,551
7,545,581	8,122,386	4,931,018	4,714,655

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Emerging Markets Power Buffer ETF - January	Innovator Emerging Markets Power Buffer ETF - April	Innovator Emerging Markets Power Buffer ETF - July	Innovator Emerging Markets Power Buffer ETF - October

$118,363,863	$53,476,182	$91,707,353	$31,125,126
778	304	612	182
99	150	202	104
118,364,740	53,476,636	91,708,167	31,125,412

2,588,410	2,599,640	464,656	433,901
84,492	33,553	65,994	22,726
2,672,902	2,633,193	530,650	456,627
$115,691,838	$50,843,443	$91,177,517	$30,668,785

$124,043,493	$56,686,277	$102,756,016	$29,025,190
(8,351,655)	(5,842,834)	(11,578,499)	1,643,595
$115,691,838	$50,843,443	$91,177,517	$30,668,785

$115,691,838	$50,843,443	$91,177,517	$30,668,785
4,125,000	2,100,000	3,950,000	1,325,000
$28.05	$24.21	$23.08	$23.15

$119,492,551	$53,623,447	$94,891,213	$29,270,128
5,193,440	2,499,033	4,154,106	1,655,798

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Receivable for investments sold
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Payable for investments purchased
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth- 100 Power Buffer ETF - January	Innovator Growth- 100 Power Buffer ETF - April	Innovator Growth- 100 Power Buffer ETF - July	Innovator Growth- 100 Power Buffer ETF - October

$104,843,623	$118,315,469	$77,906,400	$90,809,186
854	862	743	790
64,987	–	–	–
186	202	265	99
104,909,650	118,316,533	77,907,408	90,810,075

9,933,700	6,733,361	1,289,449	5,232,824
61,344	57,330	51,873	56,518
6,177	–	–	–
10,001,221	6,790,691	1,341,322	5,289,342
$94,908,429	$111,525,842	$76,566,086	$85,520,733

$119,440,222	$113,281,901	$77,915,743	$81,047,217
(24,531,793)	(1,756,059)	(1,349,657)	4,473,516
$94,908,429	$111,525,842	$76,566,086	$85,520,733

$94,908,429	$111,525,842	$76,566,086	$85,520,733
2,475,000	2,850,000	1,575,000	2,155,000
$38.35	$39.13	$48.61	$39.68

$91,814,719	$118,161,385	$72,512,060	$81,496,880
7,239,184	7,584,049	7,226,352	7,111,460

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Small Cap Power Buffer ETF - January	Innovator U.S. Small Cap Power Buffer ETF - April	Innovator U.S. Small Cap Power Buffer ETF - July	Innovator U.S. Small Cap Power Buffer ETF - October

$180,797,599	$132,779,430	$69,701,263	$77,084,942
1,756	1,009	677	763
173	204	197	101
180,799,528	132,780,643	69,702,137	77,085,806

5,191,324	6,192,097	246,289	1,099,009
112,923	65,321	45,437	50,727
5,304,247	6,257,418	291,726	1,149,736
$175,495,281	$126,523,225	$69,410,411	$75,936,070

$192,472,590	$135,411,443	$85,124,068	$76,676,795
(16,977,309)	(8,888,218)	(15,713,657)	(740,725)
$175,495,281	$126,523,225	$69,410,411	$75,936,070

$175,495,281	$126,523,225	$69,410,411	$75,936,070
5,750,000	4,800,000	2,850,000	2,950,000
$30.52	$26.36	$24.35	$25.74

$187,025,003	$134,477,623	$71,772,515	$77,370,489
11,810,891	7,401,545	5,302,376	6,554,198

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker ETF - January	Innovator Double Stacker ETF - October	Innovator Triple Stacker ETF - January	Innovator Triple Stacker ETF - October

$3,227,432	$5,365,447	$6,762,953	$8,517,538
74	77	125	121
105	101	106	108
3,227,611	5,365,625	6,763,184	8,517,767

536,824	814,466	1,564,610	1,952,821
1,722	2,915	3,560	4,218
538,546	817,381	1,568,170	1,957,039
$2,689,065	$4,548,244	$5,195,014	$6,560,728

$4,387,311	$10,582,490	$17,480,798	$15,382,747
(1,698,246)	(6,034,246)	(12,285,784)	(8,822,019)
$2,689,065	$4,548,244	$5,195,014	$6,560,728

$2,689,065	$4,548,244	$5,195,014	$6,560,728
100,000	150,000	200,000	225,000
$26.89	$30.32	$25.98	$29.16

$2,691,694	$4,308,120	$5,829,578	$7,227,233
287,077	471,501	1,183,727	1,510,869

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker 9 Buffer ETF - January	Innovator Double Stacker 9 Buffer ETF - October	Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly

$8,613,492	$17,700,430	$57,721,179	$7,946,444
89	98	565	49
48	102	103	204
8,613,629	17,700,630	57,721,847	7,946,697

1,797,230	3,404,310	1,022,929	31,627
4,641	9,188	36,383	5,156
1,801,871	3,413,498	1,059,312	36,783
$6,811,758	$14,287,132	$56,662,535	$7,909,914

$11,708,006	$28,704,511	$55,881,082	$9,697,143
(4,896,248)	(14,417,379)	781,453	(1,787,229)
$6,811,758	$14,287,132	$56,662,535	$7,909,914

$6,811,758	$14,287,132	$56,662,535	$7,909,914
250,000	475,000	2,750,000	375,000
$27.25	$30.08	$20.60	$21.09

$7,437,029	$15,168,079	$58,022,572	$7,961,040
1,299,788	2,634,677	4,282,096	60,242

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated ETF - January	Innovator U.S. Equity Accelerated ETF - April	Innovator U.S. Equity Accelerated ETF - July	Innovator U.S. Equity Accelerated ETF - October

$11,388,869	$4,379,948	$2,710,439	$46,000,507
167	128	126	403
–	204	2	100
11,389,036	4,380,280	2,710,567	46,001,010

1,009,333	322,595	70,246	5,454,636
6,640	2,219	1,679	25,967
1,015,973	324,814	71,925	5,480,603
$10,373,063	$4,055,466	$2,638,642	$40,520,407

$10,336,600	$4,452,301	$3,700,077	$41,903,987
36,463	(396,835)	(1,061,435)	(1,383,580)
$10,373,063	$4,055,466	$2,638,642	$40,520,407

$10,373,063	$4,055,466	$2,638,642	$40,520,407
475,000	150,000	100,000	1,725,000
$21.84	$27.04	$26.39	$23.49

$10,401,361	$4,282,438	$2,526,363	$37,611,297
838,807	307,215	197,988	3,403,508

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated Plus ETF - January	Innovator U.S. Equity Accelerated Plus ETF - April	Innovator U.S. Equity Accelerated Plus ETF - July	Innovator U.S. Equity Accelerated Plus ETF - October

$14,045,540	$4,740,878	$13,331,240	$28,178,628
65	133	134	249
–	205	13	107
14,045,605	4,741,216	13,331,387	28,178,984

2,618,683	718,968	1,453,455	6,657,760
7,318	2,132	7,739	13,802
2,626,001	721,100	1,461,194	6,671,562
$11,419,604	$4,020,116	$11,870,193	$21,507,422

$11,829,690	$5,741,211	$15,202,301	$20,435,681
(410,086)	(1,721,095)	(3,332,108)	1,071,741
$11,419,604	$4,020,116	$11,870,193	$21,507,422

$11,419,604	$4,020,116	$11,870,193	$21,507,422
525,000	150,000	450,000	925,000
$21.75	$26.80	$26.38	$23.25

$12,620,404	$4,644,509	$12,443,354	$23,983,256
2,092,774	689,291	2,013,551	4,912,424

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated 9 Buffer ETF - January	Innovator U.S. Equity Accelerated 9 Buffer ETF - April	Innovator U.S. Equity Accelerated 9 Buffer ETF - July	Innovator U.S. Equity Accelerated 9 Buffer ETF - October

$70,400,925	$60,188,548	$35,990,467	$59,679,226
608	1,525	407	439
–	206	18	102
70,401,533	60,190,279	35,990,892	59,679,767

9,491,931	7,343,666	2,448,798	9,786,101
38,636	29,080	21,484	31,710
9,530,567	7,372,746	2,470,282	9,817,811
$60,870,966	$52,817,533	$33,520,610	$49,861,956

$59,657,482	$54,365,973	$35,830,443	$47,498,518
1,213,484	(1,548,440)	(2,309,833)	2,363,438
$60,870,966	$52,817,533	$33,520,610	$49,861,956

$60,870,966	$52,817,533	$33,520,610	$49,861,956
2,575,000	1,900,000	1,200,000	2,000,000
$23.64	$27.80	$27.93	$24.93

$67,068,866	$59,545,579	$37,650,849	$53,969,160
9,405,318	7,385,259	4,962,288	9,047,200

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth Accelerated Plus ETF - January	Innovator Growth Accelerated Plus ETF - April	Innovator Growth Accelerated Plus ETF - July	Innovator Growth Accelerated Plus ETF - October

$49,791,468	$11,537,560	$9,545,359	$17,422,202
344	197	59	84
–	204	2	103
49,791,812	11,537,961	9,545,420	17,422,389

16,768,057	1,993,401	1,694,940	4,964,488
20,711	3,498	5,322	7,978
16,788,768	1,996,899	1,700,262	4,972,466
$33,003,044	$9,541,062	$7,845,158	$12,449,923

$32,953,339	$15,524,641	$13,578,271	$12,350,998
49,705	(5,983,579)	(5,733,113)	98,925
$33,003,044	$9,541,062	$7,845,158	$12,449,923

$33,003,044	$9,541,062	$7,845,158	$12,449,923
1,700,000	350,000	325,000	575,000
$19.41	$27.26	$24.14	$21.65

$40,476,371	$11,330,638	$9,302,204	$13,607,379
10,048,680	1,920,531	1,470,939	2,890,056

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2023 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Options written, at value (b)
Payable to Adviser
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Defined Wealth Shield ETF	Innovator U.S. Equity Accelerated ETF - Quarterly	Innovator Growth Accelerated ETF - Quarterly

$386,614,828	$20,947,614	$11,296,577
3,629	246	122
206	108	102
386,618,663	20,947,968	11,296,801

8,355,269	524,294	303,934
206,948	11,933	6,861
8,562,217	536,227	310,795
$378,056,446	$20,411,741	$10,986,006

$384,797,921	$22,257,836	$16,505,246
(6,741,475)	(1,846,095)	(5,519,240)
$378,056,446	$20,411,741	$10,986,006

$378,056,446	$20,411,741	$10,986,006
13,800,000	750,000	475,000
$27.40	$27.22	$23.13

$385,896,783	$20,627,879	$11,355,329
10,402,893	690,181	529,224

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator International Developed Power Buffer ETF - January	Innovator International Developed Power Buffer ETF - April	Innovator International Developed Power Buffer ETF - July	Innovator International Developed Power Buffer ETF - October

$5,289	$3,397	$9,474	$4,146
5,289	3,397	9,474	4,146

559,904	358,634	701,342	453,048
559,904	358,634	701,342	453,048
(554,615)	(355,237)	(691,868)	(448,902)

(7,308,102)	(3,182,280)	2,945,241	(26,528)
3,666,110	3,000,821	6,338,581	1,971,228
1,472,356	2,554,451	1,396,142	151,894
1,268,767	190,430	627,247	(306,362)

13,099,661	2,866,940	17,473,334	18,037,820
6,304,452	582,350	2,470,674	(4,085,659)
18,503,244	6,012,712	31,251,219	15,742,393
$17,948,629	$5,657,475	$30,559,351	$15,293,491

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Emerging Markets Power Buffer ETF - January	Innovator Emerging Markets Power Buffer ETF - April	Innovator Emerging Markets Power Buffer ETF - July	Innovator Emerging Markets Power Buffer ETF - October

$3,222	$1,649	$2,762	$1,030
3,222	1,649	2,762	1,030

357,124	160,650	345,151	142,476
357,124	160,650	345,151	142,476
(353,902)	(159,001)	(342,389)	(141,446)

(9,799,972)	(3,306,328)	(381,531)	(164,060)
4,866,883	806,691	1,272,353	298,874
909,201	1,258,597	639,367	104,717
(1,453,287)	986,887	9,558	(20,554)

4,305,261	2,666,386	(158,610)	2,281,367
8,212,461	1,611,623	4,122,635	1,316,841
7,040,547	4,023,856	5,503,772	3,817,185
$6,686,645	$3,864,855	$5,161,383	$3,675,739

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth- 100 Power Buffer ETF - January	Innovator Growth- 100 Power Buffer ETF - April	Innovator Growth- 100 Power Buffer ETF - July	Innovator Growth- 100 Power Buffer ETF - October

$3,768	$2,803	$7,303	$4,574
3,768	2,803	7,303	4,574

342,244	221,470	419,210	361,364
342,244	221,470	419,210	361,364
(338,476)	(218,667)	(411,907)	(356,790)

(17,903,067)	(5,014,327)	(2,642,387)	34,329
11,204,272	1,884,434	1,266,781	794,641
2,044,095	2,638,387	2,146,250	402,153
(10,941,588)	2,643,158	1,734,656	126,593

20,591,611	3,844,617	9,267,360	8,314,060
2,974,419	948,711	1,369,318	1,693,056
7,969,742	6,944,980	13,141,978	11,364,832
$7,631,266	$6,726,313	$12,730,071	$11,008,042

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Small Cap Power Buffer ETF - January	Innovator U.S. Small Cap Power Buffer ETF - April	Innovator U.S. Small Cap Power Buffer ETF - July	Innovator U.S. Small Cap Power Buffer ETF - October

$6,102	$3,936	$5,971	$4,275
6,102	3,936	5,971	4,275

496,945	337,872	300,823	331,114
496,945	337,872	300,823	331,114
(490,843)	(333,936)	(294,852)	(326,839)

(11,223,553)	(7,066,910)	(661,579)	(596,959)
5,712,983	92,917	774,746	114,596
1,801,239	2,864,246	625,224	104,836
(343,566)	3,616,040	86,665	52,503

(186,104)	4,772,434	(5,352,709)	(3,874,431)
3,991,281	(1,438,400)	4,847,326	6,484,569
(247,720)	2,840,327	319,673	2,285,114
$(738,563)	$2,506,391	$24,821	$1,958,275

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker ETF - January	Innovator Double Stacker ETF - October	Innovator Triple Stacker ETF - January	Innovator Triple Stacker ETF - October

$460	$530	$530	$704
460	530	530	704

10,304	16,660	20,809	23,803
10,304	16,660	20,809	23,803
(9,844)	(16,130)	(20,279)	(23,099)

(990,401)	–	(2,380,531)	33,782
–	–	(235,116)	–
–	–	126,077	–
311,771	–	1,034,354	(24,409)

1,544,529	678,896	3,612,354	408,456
(561,614)	(135,429)	(1,679,857)	205,791
304,285	543,467	477,281	623,620
$294,441	$527,337	$457,002	$600,521

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker 9 Buffer ETF - January	Innovator Double Stacker 9 Buffer ETF - October	Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly

$535	$993	$2,645	$202
535	993	2,645	202

28,493	56,065	189,025	38,151
28,493	56,065	189,025	38,151
(27,958)	(55,072)	(186,380)	(37,949)

(908,574)	25,555	(18,095)	(346,774)
100,498	105,566	–	533,899
94,020	5,017	–	147,848
357,217	(30,367)	(1,341)	143,103

2,041,252	1,556,636	304,702	513,720
(1,088,297)	(247,964)	4,083,582	(179,353)
596,116	1,414,443	4,368,848	812,443
$568,158	$1,359,371	$4,182,468	$774,494

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated ETF - January	Innovator U.S. Equity Accelerated ETF - April	Innovator U.S. Equity Accelerated ETF - July	Innovator U.S. Equity Accelerated ETF - October

$702	$513	$685	$1,953
702	513	685	1,953

27,656	13,582	10,027	148,376
27,656	13,582	10,027	148,376
(26,954)	(13,069)	(9,342)	(146,423)

(812,673)	(632,992)	(10,501)	(1,379)
(69,626)	(166,785)	45,576	139,271
115,083	221,255	4,969	(31,325)
37,812	112,625	(605)	(7,907)

1,862,769	1,071,177	195,621	3,927,528
(323,032)	(338,624)	115,129	477,949
810,333	266,656	350,189	4,504,137
$783,379	$253,587	$340,847	$4,357,714

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated Plus ETF - January	Innovator U.S. Equity Accelerated Plus ETF - April	Innovator U.S. Equity Accelerated Plus ETF - July	Innovator U.S. Equity Accelerated Plus ETF - October

$413	$249	$767	$1,241
413	249	767	1,241

33,195	12,508	49,633	76,785
33,195	12,508	49,633	76,785
(32,782)	(12,259)	(48,866)	(75,544)

(1,692,813)	(751,765)	(11,076)	(11,310)
82,855	(438,819)	183,479	298,417
(22,276)	230,989	229,720	97,432
393,975	476,178	8,787	(11,523)

3,092,816	1,407,687	1,012,403	1,919,534
(921,523)	(708,523)	318,559	(149,804)
933,034	215,747	1,741,872	2,142,746
$900,252	$203,488	$1,693,006	$2,067,202

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated 9 Buffer ETF - January	Innovator U.S. Equity Accelerated 9 Buffer ETF - April	Innovator U.S. Equity Accelerated 9 Buffer ETF - July	Innovator U.S. Equity Accelerated 9 Buffer ETF - October

$2,166	$2,126	$2,002	$2,492
2,166	2,126	2,002	2,492

145,906	84,571	134,067	181,767
145,906	84,571	134,067	181,767
(143,740)	(82,445)	(132,065)	(179,275)

(2,744,763)	(3,114,220)	(49,868)	(8,229)
937,588	(320,806)	87,817	245,577
605,556	1,592,722	850,831	173,843
(600,877)	1,062,111	6,592	(9,372)

5,281,191	4,121,340	1,040,500	3,139,475
(109,652)	(1,141,900)	1,574,301	784,668
3,369,043	2,199,247	3,510,173	4,325,962
$3,225,303	$2,116,802	$3,378,108	$4,146,687

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth Accelerated Plus ETF - January	Innovator Growth Accelerated Plus ETF - April	Innovator Growth Accelerated Plus ETF - July	Innovator Growth Accelerated Plus ETF - October

$1,042	$610	$712	$536
1,042	610	712	536

62,408	17,914	47,808	38,639
62,408	17,914	47,808	38,639
(61,366)	(17,304)	(47,096)	(38,103)

(2,794,162)	(2,977,730)	(665,223)	3,558
–	(673,712)	(494,909)	100,816
–	320,052	1,925,141	4,125
354,086	1,611,323	64,440	(5,022)

11,999,209	4,263,364	3,121,671	3,367,904
(7,073,526)	(1,973,494)	(1,855,064)	(1,796,127)
2,485,607	569,803	2,096,056	1,675,254
$2,424,241	$552,499	$2,048,960	$1,637,151

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2023 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Defined Wealth Shield ETF	Innovator U.S. Equity Accelerated ETF - Quarterly	Innovator Growth Accelerated ETF - Quarterly

$10,282	$751	$342
10,282	751	342

1,078,923	55,054	55,048
1,078,923	55,054	55,048
(1,068,641)	(54,303)	(54,706)

7,294,729	2,092,057	2,013,357
8,111,661	167,612	560,695
4,172,422	(37,112)	(218,985)
(2,766,275)	468,861	(1,043,037)

(10,156,017)	(1,001,592)	(902,082)
8,998,502	837,470	389,747
15,655,022	2,527,296	799,695
$14,586,381	$2,472,993	$744,989

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator International Developed Power Buffer ETF - January
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment income/(loss)	$(554,615)	$(634,417)
Net realized gain/(loss)	(900,869)	2,233,725
Net change in unrealized appreciation/(depreciation)	19,404,113	(11,602,654)
Net Increase/(Decrease) in Net Assets Resulting from Operations	17,948,629	(10,003,346)

Capital Share Transactions:
Proceeds from shares sold	166,077,758	99,555,597
Cost of shares redeemed	(45,540,242)	(81,343,988)
Transaction fees (see Note 5)	68,304	29,709
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	120,605,820	18,241,318
Total Increase/(Decrease) in Net Assets	$138,554,449	$8,237,972

Net Assets:
Beginning of the period	$65,687,566	$57,449,594
End of the period	$204,242,015	$65,687,566

Change in Shares Outstanding:
Shares sold	6,025,000	3,725,000
Shares redeemed	(1,700,000)	(3,125,000)
Net Increase/(Decrease)	4,325,000	600,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator International Developed Power Buffer ETF - April		Innovator International Developed Power Buffer ETF - July		Innovator International Developed Power Buffer ETF - October
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

$(355,237)	$(400,200)	$(691,868)	$(679,225)	$(448,902)	$(165,842)
2,563,422	(5,217,339)	11,307,211	(3,568,900)	1,790,232	(2,165,524)
3,449,290	(1,889,271)	19,944,008	(2,692,646)	13,952,161	2,402,687
5,657,475	(7,506,810)	30,559,351	(6,940,771)	15,293,491	71,321

305,984,203	116,462,668	24,293,043	222,082,910	9,949,797	88,356,625
(129,977,027)	(85,837,085)	(133,630,277)	(82,609,017)	(14,367,345)	(3,641,725)
96,855	70,891	61,963	82,748	7,492	43,222
176,104,031	30,696,474	(109,275,271)	139,556,641	(4,410,056)	84,758,122
$181,761,506	$23,189,664	$(78,715,920)	$132,615,870	$10,883,435	$84,829,443

$43,236,467	$20,046,803	$188,756,569	$56,140,699	$94,354,558	$9,525,115
$224,997,973	$43,236,467	$110,040,649	$188,756,569	$105,237,993	$94,354,558

12,475,000	4,825,000	1,025,000	9,925,000	425,000	4,025,000
(5,325,000)	(3,675,000)	(5,350,000)	(3,650,000)	(575,000)	(150,000)
7,150,000	1,150,000	(4,325,000)	6,275,000	(150,000)	3,875,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator Emerging Markets Power Buffer ETF - January
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment income/(loss)	$(353,902)	$(756,314)
Net realized gain/(loss)	(5,477,175)	(3,988,284)
Net change in unrealized appreciation/(depreciation)	12,517,722	(10,922,022)
Net Increase/(Decrease) in Net Assets Resulting from Operations	6,686,645	(15,666,620)

Capital Share Transactions:
Proceeds from shares sold	108,402,205	18,399,455
Cost of shares redeemed	(55,354,270)	(53,166,152)
Transaction fees (see Note 5)	42,697	28,194
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	53,090,632	(34,738,503)
Total Increase/(Decrease) in Net Assets	$59,777,277	$(50,405,123)

Net Assets:
Beginning of the period	$55,914,561	$106,319,684
End of the period	$115,691,838	$55,914,561

Change in Shares Outstanding:
Shares sold	3,900,000	625,000
Shares redeemed	(2,050,000)	(1,900,000)
Net Increase/(Decrease)	1,850,000	(1,275,000)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Emerging Markets Power Buffer ETF - April		Innovator Emerging Markets Power Buffer ETF - July		Innovator Emerging Markets Power Buffer ETF - October
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

$(159,001)	$(341,704)	$(342,389)	$(337,472)	$(141,446)	$(79,299)
(254,153)	(1,182,633)	1,539,747	(4,330,940)	218,977	(1,332,181)
4,278,009	(4,241,626)	3,964,025	(2,503,144)	3,598,208	(556,334)
3,864,855	(5,765,963)	5,161,383	(7,171,556)	3,675,739	(1,967,814)

37,995,660	59,000,490	53,947,430	62,185,197	8,782,872	23,128,578
(21,683,138)	(56,630,658)	(22,607,338)	(41,632,505)	(7,425,138)	(590,100)
10,235	20,970	33,243	24,537	6,967	10,934
16,322,757	2,390,802	31,373,335	20,577,229	1,364,701	22,549,412
$20,187,612	$(3,375,161)	$36,534,718	$13,405,673	$5,040,440	$20,581,598

$30,655,831	$34,030,992	$54,642,799	$41,237,126	$25,628,345	$5,046,747
$50,843,443	$30,655,831	$91,177,517	$54,642,799	$30,668,785	$25,628,345

1,575,000	2,475,000	2,325,000	2,750,000	400,000	1,075,000
(900,000)	(2,425,000)	(950,000)	(1,775,000)	(325,000)	(25,000)
675,000	50,000	1,375,000	975,000	75,000	1,050,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator Growth-100 Power Buffer ETF - January
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment income/(loss)	$(338,476)	$(829,576)
Net realized gain/(loss)	(15,596,288)	4,528,019
Net change in unrealized appreciation/(depreciation)	23,566,030	(23,498,625)
Net Increase/(Decrease) in Net Assets Resulting from Operations	7,631,266	(19,800,182)

Capital Share Transactions:
Proceeds from shares sold	67,324,242	150,131,645
Cost of shares redeemed	(62,848,175)	(134,907,370)
Transaction fees (see Note 5)	23,612	56,240
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	4,499,679	15,280,515
Total Increase/(Decrease) in Net Assets	$12,130,945	$(4,519,667)

Net Assets:
Beginning of the period	$82,777,484	$87,297,151
End of the period	$94,908,429	$82,777,484

Change in Shares Outstanding:
Shares sold	1,925,000	3,600,000
Shares redeemed	(1,775,000)	(3,350,000)
Net Increase/(Decrease)	150,000	250,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth-100 Power Buffer ETF - April		Innovator Growth-100 Power Buffer ETF - July		Innovator Growth-100 Power Buffer ETF - October
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

$(218,667)	$(399,515)	$(411,907)	$(562,754)	$(356,790)	$(520,061)
2,151,652	1,043,406	2,505,300	(5,142,236)	1,357,716	(6,430,346)
4,793,328	(6,768,741)	10,636,678	(1,136,637)	10,007,116	(867,160)
6,726,313	(6,124,850)	12,730,071	(6,841,627)	11,008,042	(7,817,567)

88,661,650	80,087,048	11,005,200	156,075,852	17,423,143	43,011,748
(36,762,682)	(62,385,170)	(65,602,642)	(86,882,000)	(23,891,963)	(32,185,163)
34,636	35,216	29,605	65,452	16,653	27,345
51,933,604	17,737,094	(54,567,837)	69,259,304	(6,452,167)	10,853,930
$58,659,917	$11,612,244	$(41,837,766)	$62,417,677	$4,555,875	$3,036,363

$52,865,925	$41,253,681	$118,403,852	$55,986,175	$80,964,858	$77,928,495
$111,525,842	$52,865,925	$76,566,086	$118,403,852	$85,520,733	$80,964,858

2,300,000	2,125,000	250,000	3,550,000	490,000	1,190,000
(975,000)	(1,675,000)	(1,425,000)	(1,975,000)	(630,000)	(840,000)
1,325,000	450,000	(1,175,000)	1,575,000	(140,000)	350,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Small Cap Power Buffer ETF - January
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment income/(loss)	$(490,843)	$(855,952)
Net realized gain/(loss)	(4,052,897)	6,533,452
Net change in unrealized appreciation/(depreciation)	3,805,177	(14,706,352)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(738,563)	(9,028,852)

Capital Share Transactions:
Proceeds from shares sold	148,290,555	147,439,086
Cost of shares redeemed	(51,607,515)	(143,934,103)
Transaction fees (see Note 5)	59,865	56,466
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	96,742,905	3,561,449
Total Increase/(Decrease) in Net Assets	$96,004,342	$(5,467,403)

Net Assets:
Beginning of the period	$79,490,939	$84,958,342
End of the period	$175,495,281	$79,490,939

Change in Shares Outstanding:
Shares sold	4,850,000	4,650,000
Shares redeemed	(1,725,000)	(4,700,000)
Net Increase/(Decrease)	3,125,000	(50,000)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Small Cap Power Buffer ETF - April		Innovator U.S. Small Cap Power Buffer ETF - July		Innovator U.S. Small Cap Power Buffer ETF - October
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

$(333,936)	$(680,673)	$(294,852)	$(514,804)	$(326,839)	$(320,078)
(493,707)	1,048,164	825,056	(6,861,135)	(325,024)	(4,584,175)
3,334,034	(6,996,703)	(505,383)	2,510,018	2,610,138	1,633,545
2,506,391	(6,629,212)	24,821	(4,865,921)	1,958,275	(3,270,708)

89,515,382	124,453,680	11,639,543	95,308,208	21,665,263	57,505,679
(50,381,178)	(117,880,038)	(20,600,508)	(86,223,780)	(20,645,465)	(17,965,585)
27,907	34,641	11,679	32,925	20,502	36,450
39,162,111	6,608,283	(8,949,286)	9,117,353	1,040,300	39,576,544
$41,668,502	$(20,929)	$(8,924,465)	$4,251,432	$2,998,575	$36,305,836

$84,854,723	$84,875,652	$78,334,876	$74,083,444	$72,937,495	$36,631,659
$126,523,225	$84,854,723	$69,410,411	$78,334,876	$75,936,070	$72,937,495

3,425,000	4,750,000	475,000	4,025,000	850,000	2,275,000
(1,950,000)	(4,475,000)	(825,000)	(3,600,000)	(775,000)	(725,000)
1,475,000	275,000	(350,000)	425,000	75,000	1,550,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator Double Stacker ETF - January
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment income/(loss)	$(9,844)	$(39,144)
Net realized gain/(loss)	(678,630)	463,881
Net change in unrealized appreciation/(depreciation)	982,915	(1,440,830)
Net Increase/(Decrease) in Net Assets Resulting from Operations	294,441	(1,016,093)

Capital Share Transactions:
Proceeds from shares sold	616,548	7,264,468
Cost of shares redeemed	(1,252,795)	(9,916,322)
Transaction fees (see Note 5)	934	1,248
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(635,313)	(2,650,606)
Total Increase/(Decrease) in Net Assets	$(340,872)	$(3,666,699)

Net Assets:
Beginning of the period	$3,029,937	$6,696,636
End of the period	$2,689,065	$3,029,937

Change in Shares Outstanding:
Shares sold	25,000	250,000
Shares redeemed	(50,000)	(350,000)
Net Increase/(Decrease)	(25,000)	(100,000)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker ETF - October		Innovator Triple Stacker ETF - January		Innovator Triple Stacker ETF - October
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

$(16,130)	$(55,554)	$(20,279)	$(146,226)	$(23,099)	$(81,751)
–	(1,141,506)	(1,455,216)	2,041,588	9,373	(1,285,511)
543,467	(254,558)	1,932,497	(5,519,533)	614,247	(435,495)
527,337	(1,451,618)	457,002	(3,624,171)	600,521	(1,802,757)

–	2,231,755	1,231,798	48,692,803	1,322,895	5,265,070
–	(5,736,838)	(2,484,582)	(83,205,767)	(639,727)	(14,897,395)
–	2,891	1,562	19,488	981	9,032
–	(3,502,192)	(1,251,222)	(34,493,476)	684,149	(9,623,293)
$527,337	$(4,953,810)	$(794,220)	$(38,117,647)	$1,284,670	$(11,426,050)

$4,020,907	$8,974,717	$5,989,234	$44,106,881	$5,276,058	$16,702,108
$4,548,244	$4,020,907	$5,195,014	$5,989,234	$6,560,728	$5,276,058

–	75,000	50,000	1,650,000	50,000	175,000
–	(200,000)	(100,000)	(2,900,000)	(25,000)	(500,000)
–	(125,000)	(50,000)	(1,250,000)	25,000	(325,000)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator Double Stacker 9 Buffer ETF - January
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment income/(loss)	$(27,958)	$(91,349)
Net realized gain/(loss)	(356,839)	(203,199)
Net change in unrealized appreciation/(depreciation)	952,955	(1,257,874)
Net Increase/(Decrease) in Net Assets Resulting from Operations	568,158	(1,552,422)

Capital Share Transactions:
Proceeds from shares sold	1,320,065	18,636,238
Cost of shares redeemed	(3,268,052)	(22,243,630)
Transaction fees (see Note 5)	1,982	7,400
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(1,946,005)	(3,599,992)
Total Increase/(Decrease) in Net Assets	$(1,377,847)	$(5,152,414)

Net Assets:
Beginning of the period	$8,189,605	$13,342,019
End of the period	$6,811,758	$8,189,605

Change in Shares Outstanding:
Shares sold	50,000	675,000
Shares redeemed	(125,000)	(825,000)
Net Increase/(Decrease)	(75,000)	(150,000)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Double Stacker 9 Buffer ETF - October		Innovator 20+ Year Treasury Bond 9 Buffer ETF - July		Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

$(55,072)	$(142,769)	$(186,380)	$(58,931)	$(37,949)	$(67,529)
105,771	(1,372,989)	(19,436)	(889,093)	478,076	(1,181,531)
1,308,672	(117,496)	4,388,284	(1,423,078)	334,367	(462,702)
1,359,371	(1,633,254)	4,182,468	(2,371,102)	774,494	(1,711,762)

679,008	2,162,377	20,265,708	36,476,380	14,952,563	32,030,360
(2,102,372)	(7,744,912)	–	(6,808,675)	(28,176,275)	(19,476,665)
1,025	4,275	10,132	15,893	11,748	16,141
(1,422,339)	(5,578,260)	20,275,840	29,683,598	(13,211,964)	12,569,836
$(62,968)	$(7,211,514)	$24,458,308	$27,312,496	(12,437,470)	$10,858,074

$14,350,100	$21,561,614	$32,204,227	$4,891,731	$20,347,384	$9,489,310
$14,287,132	$14,350,100	$56,662,535	$32,204,227	$7,909,914	$20,347,384

25,000	75,000	1,025,000	1,850,000	725,000	1,500,000
(75,000)	(275,000)	–	(325,000)	(1,375,000)	(875,000)
(50,000)	(200,000)	1,025,000	1,525,000	(650,000)	625,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Accelerated ETF - January
	Period Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022 (a)
Operations:
Net Investment income/(loss)	$(26,954)	$(24,162)
Net realized gain/(loss)	(729,404)	–
Net change in unrealized appreciation/(depreciation)	1,539,737	(722,755)
Net Increase/(Decrease) in Net Assets Resulting from Operations	783,379	(746,917)

Capital Share Transactions:
Proceeds from shares sold	8,082,718	4,718,782
Cost of shares redeemed	(2,469,702)	–
Transaction fees (see Note 5)	3,061	1,742
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	5,616,077	4,720,524
Total Increase/(Decrease) in Net Assets	$6,399,456	$3,973,607

Net Assets:
Beginning of the period	$3,973,607	$–
End of the period	$10,373,063	$3,973,607

Change in Shares Outstanding:
Shares sold	400,000	200,000
Shares redeemed	(125,000)	–
Net Increase/(Decrease)	275,000	200,000

(a) Since Commencement of Operations on December 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated ETF - April		Innovator U.S. Equity Accelerated ETF - July		Innovator U.S. Equity Accelerated ETF - October
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

$(13,069)	$(51,876)	$(9,342)	$(36,787)	$(146,423)	$(71,738)
(465,897)	851,394	39,439	(750,214)	98,660	(7,607,506)
732,553	(1,357,794)	310,750	(191,707)	4,405,477	1,848,336
253,587	(558,276)	340,847	(978,708)	4,357,714	(5,830,908)

2,586,400	6,852,325	–	7,340,348	1,596,910	40,034,238
(2,540,134)	(10,342,673)	(1,174,652)	(6,293,922)	(1,061,620)	(492,623)
330	–	–	1,357	798	20,017
46,596	(3,490,348)	(1,174,652)	1,047,783	536,088	39,561,632
$300,183	$(4,048,624)	$(833,805)	$69,075	$4,893,802	$33,730,724

$3,755,283	$7,803,907	$3,472,447	$3,403,372	$35,626,605	$1,895,881
$4,055,466	$3,755,283	$2,638,642	$3,472,447	$40,520,407	$35,626,605

100,000	250,000	–	300,000	75,000	1,650,000
(100,000)	(375,000)	(50,000)	(275,000)	(50,000)	(25,000)
–	(125,000)	(50,000)	25,000	25,000	1,625,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Accelerated Plus ETF - January
	Period Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022 (a)
Operations:
Net Investment income/(loss)	$(32,782)	$(38,272)
Net realized gain/(loss)	(1,238,259)	(5,447)
Net change in unrealized appreciation/(depreciation)	2,171,293	(1,272,065)
Net Increase/(Decrease) in Net Assets Resulting from Operations	900,252	(1,315,784)

Capital Share Transactions:
Proceeds from shares sold	6,078,730	10,027,000
Cost of shares redeemed	(529,735)	(3,748,603)
Transaction fees (see Note 5)	3,039	4,705
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	5,552,034	6,283,102
Total Increase/(Decrease) in Net Assets	$6,452,286	$4,967,318

Net Assets:
Beginning of the period	$4,967,318	$–
End of the period	$11,419,604	$4,967,318

Change in Shares Outstanding:
Shares sold	300,000	425,000
Shares redeemed	(25,000)	(175,000)
Net Increase/(Decrease)	275,000	250,000

(a) Since Commencement of Operations on December 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated Plus ETF - April		Innovator U.S. Equity Accelerated Plus ETF - July		Innovator U.S. Equity Accelerated Plus ETF - October
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

$(12,259)	$(75,302)	$(48,866)	$(105,222)	$(75,544)	$(50,668)
(483,417)	1,255,459	410,910	(2,699,087)	373,016	(1,565,745)
699,164	(1,159,296)	1,330,962	(269,252)	1,769,730	622,764
203,488	20,861	1,693,006	(3,073,561)	2,067,202	(993,649)

1,324,874	41,673,345	–	30,897,257	5,974,350	17,446,092
(1,243,795)	(46,427,730)	(2,525,397)	(24,618,888)	(1,645,300)	(3,882,815)
663	11,466	–	10,156	2,987	8,721
81,742	(4,742,919)	(2,525,397)	6,288,525	4,332,037	13,571,998
$285,230	$(4,722,058)	$(832,391)	$3,214,964	$6,399,239	$12,578,349

$3,734,886	$8,456,944	$12,702,584	$9,487,620	$15,108,183	$2,529,834
$4,020,116	$3,734,886	$11,870,193	$12,702,584	$21,507,422	$15,108,183

50,000	1,500,000	–	1,300,000	275,000	800,000
(50,000)	(1,650,000)	(100,000)	(1,100,000)	(75,000)	(175,000)
–	(150,000)	(100,000)	200,000	200,000	625,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator U.S. Equity Accelerated 9 Buffer ETF - January
	Period Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022 (a)
Operations:
Net Investment income/(loss)	$(143,740)	$(85,724)
Net realized gain/(loss)	(1,802,496)	803,359
Net change in unrealized appreciation/(depreciation)	5,171,539	(1,926,094)
Net Increase/(Decrease) in Net Assets Resulting from Operations	3,225,303	(1,208,459)

Capital Share Transactions:
Proceeds from shares sold	52,081,557	20,627,440
Cost of shares redeemed	(8,758,655)	(5,128,687)
Transaction fees (see Note 5)	22,771	9,696
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	43,345,673	15,508,449
Total Increase/(Decrease) in Net Assets	$46,570,976	$14,299,990

Net Assets:
Beginning of the period	$14,299,990	$–
End of the period	$60,870,966	$14,299,990

Change in Shares Outstanding:
Shares sold	2,325,000	875,000
Shares redeemed	(400,000)	(225,000)
Net Increase/(Decrease)	1,925,000	650,000

(a) Since Commencement of Operations on December 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated 9 Buffer ETF - April		Innovator U.S. Equity Accelerated 9 Buffer ETF - July		Innovator U.S. Equity Accelerated 9 Buffer ETF - October
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

$(82,445)	$(183,627)	$(132,065)	$(157,823)	$(179,275)	$(68,471)
(780,193)	1,240,538	895,372	293,685	401,819	(1,049,140)
2,979,440	(2,925,265)	2,614,801	(2,068,870)	3,924,143	959,099
2,116,802	(1,868,354)	3,378,108	(1,933,008)	4,146,687	(158,512)

44,312,682	38,821,274	3,178,413	54,270,900	11,562,260	40,696,985
(13,236,200)	(36,994,890)	(5,274,454)	(30,717,853)	(1,800,755)	(8,941,070)
17,831	9,471	1,589	20,163	5,782	16,088
31,094,313	1,835,855	(2,094,452)	23,573,210	9,767,287	31,772,003
$33,211,115	$(32,499)	$1,283,656	$21,640,202	$13,913,974	$31,613,491

$19,606,418	$19,638,917	$32,236,954	$10,596,752	$35,947,982	$4,334,491
$52,817,533	$19,606,418	$33,520,610	$32,236,954	$49,861,956	$35,947,982

1,625,000	1,425,000	125,000	2,125,000	500,000	1,800,000
(500,000)	(1,375,000)	(200,000)	(1,250,000)	(75,000)	(400,000)
1,125,000	50,000	(75,000)	875,000	425,000	1,400,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator Growth Accelerated Plus ETF - January
	Period Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022 (a)
Operations:
Net Investment income/(loss)	$(61,366)	$(44,573)
Net realized gain/(loss)	(2,440,076)	(56,791)
Net change in unrealized appreciation/(depreciation)	4,925,683	(2,329,964)
Net Increase/(Decrease) in Net Assets Resulting from Operations	2,424,241	(2,431,328)

Capital Share Transactions:
Proceeds from shares sold	27,073,893	11,747,653
Cost of shares redeemed	(910,510)	(4,920,453)
Transaction fees (see Note 5)	13,992	5,556
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	26,177,375	6,832,756
Total Increase/(Decrease) in Net Assets	$28,601,616	$4,401,428

Net Assets:
Beginning of the period	$4,401,428	$–
End of the period	$33,003,044	$4,401,428

Change in Shares Outstanding:
Shares sold	1,500,000	500,000
Shares redeemed	(50,000)	(250,000)
Net Increase/(Decrease)	1,450,000	250,000

(a) Since Commencement of Operations on December 31, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator Growth Accelerated Plus ETF - April		Innovator Growth Accelerated Plus ETF - July		Innovator Growth Accelerated Plus ETF - October
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

$(17,304)	$(102,815)	$(47,096)	$(104,072)	$(38,103)	$(36,351)
(1,720,067)	298,970	829,449	(3,664,162)	103,477	(1,637,201)
2,289,870	(1,513,816)	1,266,607	(1,680,499)	1,571,777	49,224
552,499	(1,317,661)	2,048,960	(5,448,733)	1,637,151	(1,624,328)

5,361,650	19,390,637	–	38,276,508	5,299,378	6,543,125
(3,399,777)	(29,506,305)	(12,196,525)	(23,097,298)	(508,570)	(1,472,862)
3,796	1,853	523	12,013	2,650	2,946
1,965,669	(10,113,815)	(12,196,002)	15,191,223	4,793,458	5,073,209
$2,518,168	$(11,431,476)	$(10,147,042)	$9,742,490	$6,430,609	$3,448,881

$7,022,894	$18,454,370	$17,992,200	$8,249,710	$6,019,314	$2,570,433
$9,541,062	$7,022,894	$7,845,158	$17,992,200	$12,449,923	$6,019,314

200,000	725,000	–	1,750,000	275,000	300,000
(150,000)	(1,050,000)	(575,000)	(1,150,000)	(25,000)	(75,000)
50,000	(325,000)	(575,000)	600,000	250,000	225,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator Defined Wealth Shield ETF
	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment income/(loss)	$(1,068,641)	$(795,181)
Net realized gain/(loss)	16,812,537	217,238
Net change in unrealized appreciation/(depreciation)	(1,157,515)	3,775,588
Net Increase/(Decrease) in Net Assets Resulting from Operations	14,586,381	3,197,645

Capital Share Transactions:
Proceeds from shares sold	310,321,313	523,189,050
Cost of shares redeemed	(203,391,552)	(299,145,558)
Transaction fees (see Note 5)	78,236	133,414
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	107,007,997	224,176,906
Total Increase/(Decrease) in Net Assets	$121,594,378	$227,374,551

Net Assets:
Beginning of the period	$256,462,068	$29,087,517
End of the period	$378,056,446	$256,462,068

Change in Shares Outstanding:
Shares sold	11,525,000	20,250,000
Shares redeemed	(7,525,000)	(11,575,000)
Net Increase/(Decrease)	4,000,000	8,675,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator U.S. Equity Accelerated ETF - Quarterly		Innovator Growth Accelerated ETF - Quarterly
Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

$(54,303)	$(91,751)	$(54,706)	$(116,153)
2,691,418	(2,162,238)	1,312,030	(4,479,231)
(164,122)	79,918	(512,335)	(132,088)
2,472,993	(2,174,071)	744,989	(4,727,472)

7,736,360	32,813,970	2,667,755	39,819,130
(1,241,565)	(32,627,833)	(10,494,965)	(32,716,332)
3,868	6,952	1,334	6,810
6,498,663	193,089	(7,825,876)	7,109,608
$8,971,656	$(1,980,982)	$(7,080,887)	$2,382,136

$11,440,085	$13,421,067	$18,066,893	$15,684,757
$20,411,741	$11,440,085	$10,986,006	$18,066,893

300,000	1,275,000	125,000	1,600,000
(50,000)	(1,250,000)	(500,000)	(1,275,000)
250,000	25,000	(375,000)	325,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)		Distributions Paid to Shareholders: Paid from realized gains
Innovator International Developed Power Buffer ETF - January
For the period 11/1/2022 - 4/30/2023	$24.11	(0.12)	4.97		4.85	0.01		–
For the year ended 10/31/2022	$27.04	(0.22)	(2.72)		(2.94)	0.01		–
For the year ended 10/31/2021	$23.82	(0.22)	3.43		3.21	0.01		–
For the period 12/31/2019 (d) - 10/31/2020	$24.44	(0.17)	(0.47)		(0.64)	0.02		–
Innovator International Developed Power Buffer ETF - April
For the period 11/1/2022 - 4/30/2023	$22.46	(0.10)	2.40		2.30	0.03		–
For the year ended 10/31/2022	$25.87	(0.20)	(3.25)		(3.45)	0.04		–
For the period 3/31/2021 (d) - 10/31/2021	$24.90	(0.13)	1.08		0.95	0.02		–
Innovator International Developed Power Buffer ETF - July
For the period 11/1/2022 - 4/30/2023	$22.08	(0.10)	4.06		3.96	0.01		–
For the year ended 10/31/2022	$24.68	(0.20)	(2.42)		(2.62)	0.02		–
For the year ended 10/31/2021	$22.73	(0.21)	2.15		1.94	0.01		–
For the year ended 10/31/2020	$23.43	(0.19)	(0.30)		(0.49)	0.02		(0.23)
For the period 6/28/2019 (d) - 10/31/2019	$23.04	(0.06)	0.43		0.37	0.02		–
Innovator International Developed Power Buffer ETF - October
For the period 11/1/2022 - 4/30/2023	$22.20	(0.10)	3.57		3.47	–	(e)	–
For the year ended 10/31/2022	$25.40	(0.20)	(3.05)	(g)	(3.25)	0.05		–
For the period 9/30/2021 (d) - 10/31/2021	$24.97	(0.02)	0.45		0.43	–	(e)	–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Amount represents less than $0.01 per share.
(f)	Includes broker interest expense of 0.01%.
(g)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)

4.86	$28.97	20.18%	$204,242	0.85%		(0.84)%	0%
(2.93)	$24.11	(10.84)%	$65,688	0.85%		(0.85)%	0%
3.22	$27.04	13.47%	$57,450	0.85%		(0.85)%	0%
(0.62)	$23.82	(2.52)%	$52,415	0.85%		(0.85)%	0%

2.33	$24.79	10.39%	$224,998	0.85%		(0.84)%	0%
(3.41)	$22.46	(13.17)%	$43,236	0.85%		(0.84)%	0%
0.97	$25.87	3.88%	$20,047	0.85%		(0.85)%	0%

3.97	$26.05	17.97%	$110,041	0.85%		(0.84)%	0%
(2.60)	$22.08	(10.54)%	$188,757	0.85%		(0.85)%	0%
1.95	$24.68	8.58%	$56,141	0.85%		(0.85)%	0%
(0.70)	$22.73	(2.04)%	$69,883	0.86	%(f)	(0.86)%	0%
0.39	$23.43	1.70%	$63,851	0.85%		(0.85)%	99%

3.47	$25.67	15.61%	$105,238	0.85%		(0.84)%	0%
(3.20)	$22.20	(12.60)%	$94,355	0.85%		(0.85)%	0%
0.43	$25.40	1.72%	$9,525	0.85%		(0.85)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)		Distributions Paid to Shareholders: Paid from realized gains
Innovator Emerging Markets Power Buffer ETF - January
For the period 11/1/2022 - 4/30/2023	$24.58	(0.12)	3.58		3.46	0.01		–
For the year ended 10/31/2022	$29.95	(0.25)	(5.13)		(5.38)	0.01		–
For the year ended 10/31/2021	$27.26	(0.27)	2.94	(f)	2.67	0.02		–
For the period 12/31/2019 (d) - 10/31/2020	$26.80	(0.19)	0.62	(f)	0.43	0.03		–
Innovator Emerging Markets Power Buffer ETF - April
For the period 11/1/2022 - 4/30/2023	$21.51	(0.10)	2.79		2.69	0.01		–
For the year ended 10/31/2022	$24.75	(0.21)	(3.04)		(3.25)	0.01		–
For the period 3/31/2021 (d) - 10/31/2021	$24.96	(0.13)	(0.10	)(f)	(0.23)	0.02		–
Innovator Emerging Markets Power Buffer ETF - July
For the period 11/1/2022 - 4/30/2023	$21.22	(0.10)	1.95		1.85	0.01		–
For the year ended 10/31/2022	$25.77	(0.21)	(4.36)		(4.57)	0.02		–
For the year ended 10/31/2021	$25.60	(0.23)	0.39		0.16	0.01		–
For the year ended 10/31/2020	$25.25	(0.22)	0.71	(f)	0.49	0.03		(0.17)
For the period 6/28/2019 (d) - 10/31/2019	$25.28	(0.07)	0.02	(f)	(0.05)	0.02		–
Innovator Emerging Markets Power Buffer ETF - October
For the period 11/1/2022 - 4/30/2023	$20.50	(0.10)	2.75		2.65	–	(e)	–
For the year ended 10/31/2022	$25.23	(0.20)	(4.56)		(4.76)	0.03		–
For the period 9/30/2021 (d) - 10/31/2021	$24.99	(0.02)	(0.26)		0.24	–	(e)	–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Amount represents less than $0.01 per share.
(f)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(g)	Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)

3.47	$28.05	14.11%	$115,692	0.89%		(0.88)%	0%
(5.37)	$24.58	(17.93)%	$55,915	0.89%		(0.89)%	0%
2.69	$29.95	9.87%	$106,320	0.89%		(0.89)%	0%
0.46	$27.26	1.71%	$27,940	0.89%		(0.89)%	0%

2.70	$24.21	12.54%	$50,843	0.89%		(0.88)%	0%
(3.24)	$21.51	(13.08)%	$30,656	0.89%		(0.89)%	0%
(0.21)	$24.75	(0.84)%	$34,031	0.89%		(0.89)%	0%

1.86	$23.08	8.78%	$91,178	0.89%		(0.88)%	0%
(4.55)	$21.22	(17.66)%	$54,643	0.89%		(0.89)%	0%
0.17	$25.77	0.68%	$41,237	0.89%		(0.89)%	0%
0.35	$25.60	2.04%	$35,197	0.90	%(g)	(0.90)%	0%
(0.03)	$25.25	(0.11)%	$43,559	0.89%		(0.89)%	31%

2.65	$23.15	12.89%	$30,669	0.89%		(0.88)%	0%
(4.73)	$20.50	(18.75)%	$25,628	0.89%		(0.89)%	0%
0.24	$25.23	0.98%	$5,047	0.89%		(0.89)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Distributions Paid to Shareholders: Paid from realized gains
Innovator Growth-100 Power Buffer ETF - January
For the period 11/1/2022 - 4/30/2023	$35.60	(0.14)	2.88	2.74	0.01	–
For the year ended 10/31/2022	$42.07	(0.30)	(6.19)	(6.49)	0.02	–
For the year ended 10/31/2021	$37.44	(0.31)	4.91	4.60	0.03	–
For the period 12/31/2019 (d) - 10/31/2020	$34.94	(0.24)	2.69	2.45	0.05	–
Innovator Growth-100 Power Buffer ETF - April
For the period 11/1/2022 - 4/30/2023	$34.67	(0.14)	4.58	4.44	0.02	–
For the year ended 10/31/2022	$38.38	(0.29)	(3.45)	(3.74)	0.03	–
For the year ended 10/31/2021	$34.93	(0.29)	3.71	3.42	0.03	–
For the period 3/31/2020 (d) - 10/31/2020	$31.27	(0.16)	3.77	3.61	0.05	–
Innovator Growth-100 Power Buffer ETF - July
For the period 11/1/2022 - 4/30/2023	$43.06	(0.17)	5.71	5.54	0.01	–
For the year ended 10/31/2022	$47.65	(0.35)	(4.28)	(4.63)	0.04	–
For the year ended 10/31/2021	$42.23	(0.36)	5.74	5.38	0.04	–
For the period 6/30/2020 (d) - 10/31/2020	$40.64	(0.11)	1.67	1.56	0.03	–
Innovator Growth-100 Power Buffer ETF - October
For the period 11/1/2022 - 4/30/2023	$35.28	(0.14)	4.53	4.39	0.01	–
For the year ended 10/31/2022	$40.07	(0.30)	(4.51)	(4.81)	0.02	–
For the year ended 10/31/2021	$33.53	(0.30)	6.82	6.52	0.02	–
For the year ended 10/31/2020	$31.70	(0.26)	2.39	2.13	0.05	(0.35)
For the period 9/30/2019 (d) - 10/31/2019	$31.01	(0.02)	0.70	0.68	0.01	–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Includes broker interest expense of 0.02%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)

2.75	$38.35	7.71%	$94,908	0.79%		(0.78)%	0%
(6.47)	$35.60	(15.37)%	$82,777	0.79%		(0.79)%	0%
4.63	$42.07	12.36%	$87,297	0.79%		(0.79)%	0%
2.50	$37.44	7.16%	$39,315	0.79%		(0.79)%	0%

4.46	$39.13	12.88%	$111,526	0.79%		(0.78)%	0%
(3.71)	$34.67	(9.67)%	$52,866	0.79%		(0.79)%	0%
3.45	$38.38	9.87%	$41,254	0.79%		(0.79)%	0%
3.66	$34.93	11.69%	$15,717	0.79%		(0.79)%	0%

5.55	$48.61	12.91%	$76,566	0.79%		(0.78)%	0%
(4.59)	$43.06	(9.64)%	$118,404	0.79%		(0.79)%	0%
5.42	$47.65	12.83%	$55,986	0.79%		(0.79)%	0%
1.59	$42.23	3.91%	$57,011	0.79%		(0.79)%	0%

4.40	$39.68	12.49%	$85,521	0.79%		(0.78)%	0%
(4.79)	$35.28	(11.95)%	$80,965	0.79%		(0.79)%	0%
6.54	$40.07	19.51%	$77,928	0.79%		(0.79)%	0%
1.83	$33.53	6.92%	$40,566	0.81	%(e)	(0.81)%	0%
0.69	$31.70	2.21%	$26,149	0.79%		(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)		Distributions Paid to Shareholders: Paid from realized gains
Innovator U.S. Small Cap Power Buffer ETF - January
For the period 11/1/2022 - 4/30/2023	$30.28	(0.12)	0.35	0.23	0.01		–
For the year ended 10/31/2022	$31.76	(0.24)	(1.26)	(1.50)	0.02		–
For the year ended 10/31/2021	$26.18	(0.24)	5.78	5.54	0.04		–
For the period 12/31/2019 (d) - 10/31/2020	$26.70	(0.17)	(0.40)	(0.57)	0.05		–
Innovator U.S. Small Cap Power Buffer ETF - April
For the period 11/1/2022 - 4/30/2023	$25.52	(0.10)	0.93	0.83	0.01		–
For the year ended 10/31/2022	$27.83	(0.20)	(2.12)	(2.32)	0.01		–
For the year ended 10/31/2021	$26.00	(0.22)	2.03	1.81	0.02		–
For the period 3/31/2020 (d) - 10/31/2020	$23.05	(0.12)	3.05	2.93	0.02		–
Innovator U.S. Small Cap Power Buffer ETF - July
For the period 11/1/2022 - 4/30/2023	$24.48	(0.10)	(0.03)	(0.13)	–	(e)	–
For the year ended 10/31/2022	$26.70	(0.20)	(2.03)	(2.23)	0.01		–
For the year ended 10/31/2021	$23.91	(0.21)	2.99	2.78	0.01		–
For the period 6/30/2020 (d) - 10/31/2020	$23.07	(0.06)	0.89	0.83	0.01		–
Innovator U.S. Small Cap Power Buffer ETF - October
For the period 11/1/2022 - 4/30/2023	$25.37	(0.10)	0.46	0.36	0.01		–
For the year ended 10/31/2022	$27.65	(0.20)	(2.10)	(2.30)	0.02		–
For the year ended 10/31/2021	$24.08	(0.21)	3.77	3.56	0.01		–
For the year ended 10/31/2020	$24.71	(0.19)	(0.26)	(0.45)	0.02		(0.20)
For the period 9/30/2019 (d) - 10/31/2019	$24.38	(0.01)	0.33	0.32	0.01		–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (c)

0.24	$30.52	0.79%	$175,495	0.79%	(0.78)%	0%
(1.48)	$30.28	(4.65)%	$79,491	0.79%	(0.79)%	0%
5.58	$31.76	21.31%	$84,958	0.79%	(0.79)%	0%
(0.52)	$26.18	(1.95)%	$165,588	0.79%	(0.79)%	0%

0.84	$26.36	3.29%	$126,523	0.79%	(0.78)%	0%
(2.31)	$25.52	(8.29)%	$84,855	0.79%	(0.79)%	0%
1.83	$27.83	7.04%	$84,876	0.79%	(0.79)%	0%
2.95	$26.00	12.79%	$33,147	0.79%	(0.79)%	0%

(0.13)	$24.35	(0.51)%	$69,410	0.79%	(0.77)%	0%
(2.22)	$24.48	(8.30)%	$78,335	0.79%	(0.79)%	0%
2.79	$26.70	11.64%	$74,083	0.79%	(0.79)%	0%
0.84	$23.91	3.66%	$23,316	0.79%	(0.79)%	0%

0.37	$25.74	1.47%	$75,936	0.79%	(0.78)%	0%
(2.28)	$25.37	(8.24)%	$72,937	0.79%	(0.79)%	0%
3.57	$27.65	14.79%	$36,632	0.79%	(0.79)%	0%
(0.63)	$24.08	(1.73)%	$48,170	0.79%	(0.79)%	0%
0.33	$24.71	1.35%	$27,179	0.79%	(0.74)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Double Stacker ETF - January
For the period 11/1/2022 - 4/30/2023	$24.24	(0.09)	2.73	2.64	0.01
For the year ended 10/31/2022	$29.76	(0.21)	(5.32)	(5.53)	0.01
For the period 12/31/2020 (d) - 10/31/2021	$25.43	(0.18)	4.50	4.32	0.01
Innovator Double Stacker ETF - October
For the period 11/1/2022 - 4/30/2023	$26.81	(0.11)	3.62	3.51	–	(e)
For the year ended 10/31/2022	$32.64	(0.24)	(5.60)	(5.84)	0.01
For the year ended 10/31/2021	$24.84	(0.23)	8.01	7.78	0.02
For the period 9/30/2020 (d) - 10/31/2020	$25.47	(0.02)	(0.64)	(0.66)	0.03
Innovator Triple Stacker ETF - January
For the period 11/1/2022 - 4/30/2023	$23.96	(0.09)	2.10	2.01	0.01
For the year ended 10/31/2022	$29.40	(0.22)	(5.25)	(5.47)	0.03
For the period 12/31/2020 (d) - 10/31/2021	$25.42	(0.18)	4.14	3.96	0.02
Innovator Triple Stacker ETF - October
For the period 11/1/2022 - 4/30/2023	$26.38	(0.11)	2.89	2.78	–	(e)
For the year ended 10/31/2022	$31.81	(0.24)	(5.22)	(5.46)	0.03
For the year ended 10/31/2021	$25.00	(0.23)	7.02	6.79	0.02
For the period 9/30/2020 (d) - 10/31/2020	$25.46	(0.02)	(0.45)	(0.47)	0.01

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Amount represents less than $0.01 per share.
(f)	Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)

2.65	$26.89	10.94%	$2,689	0.79%		(0.75)%	0%
(5.52)	$24.24	(18.56)%	$3,030	0.79%		(0.79)%	0%
4.33	$29.76	17.04%	$6,697	0.79%		(0.79)%	0%

3.51	$30.32	13.12%	$4,548	0.79%		(0.76)%	0%
(5.83)	$26.81	(17.86)%	$4,021	0.79%		(0.79)%	0%
7.80	$32.64	31.36%	$8,975	0.79%		(0.79)%	0%
(0.63)	$24.84	(2.46)%	$11,801	0.80	%(f)	(0.80)%	0%

2.02	$25.98	8.42%	$5,195	0.79%		(0.77)%	0%
(5.44)	$23.96	(18.53)%	$5,989	0.79%		(0.79)%	0%
3.98	$29.40	15.68%	$44,107	0.79%		(0.79)%	0%

2.78	$29.16	10.53%	$6,561	0.79%		(0.77)%	0%
(5.43)	$26.38	(17.08)%	$5,276	0.79%		(0.79)%	0%
6.81	$31.81	27.25%	$16,702	0.79%		(0.79)%	0%
(0.46)	$25.00	(1.80)%	$6,875	0.79%		(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)
Innovator Double Stacker 9 Buffer ETF - January
For the period 11/1/2022 - 4/30/2023	$25.20	(0.10)	2.14		2.04	0.01
For the year ended 10/31/2022	$28.09	(0.21)	(2.70)		(2.91)	0.02
For the period 12/31/2020 (d) - 10/31/2021	$25.42	(0.18)	2.83		2.65	0.02
Innovator Double Stacker 9 Buffer ETF - October
For the period 11/1/2022 - 4/30/2023	$27.33	(0.11)	2.86		2.75	–	(e)
For the year ended 10/31/2022	$29.74	(0.23)	(2.19)		(2.42)	0.01
For the year ended 10/31/2021	$24.96	(0.22)	4.99		4.77	0.01
For the period 9/30/2020 (d) - 10/31/2020	$25.46	(0.02)	(0.51)		(0.53)	0.03
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
For the period 11/1/2022 - 4/30/2023	$18.67	(0.08)	2.01		1.93	–	(e)
For the year ended 10/31/2022	$24.46	(0.17)	(5.67)		(5.84)	0.05
For the year ended 10/31/2021	$24.32	(0.17)	0.30	(g)	0.13	0.01
For the period 8/17/2020 (d) - 10/31/2020	$24.87	(0.04)	(0.52)		(0.56)	0.01
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
For the period 11/1/2022 - 4/30/2023	$19.85	(0.08)	1.30		1.22	0.02
For the year ended 10/31/2022	$23.72	(0.17)	(3.74)		(3.91)	0.04
For the year ended 10/31/2021	$24.43	(0.19)	(0.56	)(g)	(0.75)	0.04
For the period 8/17/2020 (d) - 10/31/2020	$24.87	(0.04)	(0.42)		(0.46)	0.02

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Amount represents less than $0.01 per share.
(f)	Includes broker interest expense of 0.01%.
(g)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (c)

2.05	$27.25	8.13%	$6,812	0.79%		(0.78)%	0%
(2.89)	$25.20	(10.29)%	$8,190	0.79%		(0.79)%	0%
2.67	$28.09	10.50%	$13,342	0.79%		(0.79)%	0%

2.75	$30.08	10.04%	$14,287	0.79%		(0.78)%	0%
(2.41)	$27.33	(8.09)%	$14,350	0.79%		(0.79)%	0%
4.78	$29.74	19.14%	$21,562	0.79%		(0.79)%	0%
(0.50)	$24.96	(1.95)%	$31,204	0.79%		(0.79)%	0%

1.93	$20.60	10.37%	$56,663	0.79%		(0.78)%	0%
(5.79)	$18.67	(23.67)%	$32,204	0.79%		(0.79)%	0%
0.14	$24.46	0.55%	$4,892	0.79%		(0.72)%	0%
(0.55)	$24.32	(2.19)%	$5,473	0.79%		(0.79)%	0%

1.24	$21.09	6.26%	$7,910	0.79%		(0.79)%	0%
(3.87)	$19.85	(16.32)%	$20,347	0.79%		(0.79)%	0%
0.71	$23.72	(2.87)%	$9,489	0.79%		(0.79)%	0%
(0.44)	$24.43	(1.79)%	$3,053	0.80	%(f)	(0.80)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator U.S. Equity Accelerated ETF - January
For the period 11/1/2022 - 4/30/2023	$19.87	(0.08)	2.04	1.96	0.01
For the period 12/31/2021 (d) - 10/31/2022	$24.71	(0.14)	(4.71)	(4.85)	0.01
Innovator U.S. Equity Accelerated ETF - April
For the period 11/1/2022 - 4/30/2023	$25.04	(0.10)	2.10	2.00	–	(e)
For the year ended 10/31/2022	$28.38	(0.21)	(3.13)	(3.34)	–	(e)
For the period 3/31/2021 (d) - 10/31/2021	$25.37	(0.13)	3.13	3.00	0.01
Innovator U.S. Equity Accelerated ETF - July
For the period 11/1/2022 - 4/30/2023	$23.15	(0.09)	3.33	3.24	–	(e)
For the year ended 10/31/2022	$27.23	(0.20)	(3.89)	(4.09)	0.01
For the period 6/30/2021 (d) - 10/31/2021	$25.69	(0.07)	1.61	1.54	–	(e)
Innovator U.S. Equity Accelerated ETF - October
For the period 11/1/2022 - 4/30/2023	$20.96	(0.09)	2.62	2.53	–	(e)
For the year ended 10/31/2022	$25.28	(0.17)	(4.20)	(4.37)	0.05
For the period 9/30/2021 (d) - 10/31/2021	$24.05	(0.02)	1.25	1.23	–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

each period)	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (c)

1.97	$21.84	9.92%	$10,373	0.79%	(0.77)%	0%
(4.84)	$19.87	(19.60)%	$3,974	0.79%	(0.79)%	0%

2.00	$27.04	7.99%	$4,055	0.79%	(0.76)%	0%
(3.34)	$25.04	(11.78)%	$3,755	0.79%	(0.79)%	0%
3.01	$28.38	11.86%	$7,804	0.79%	(0.79)%	0%

3.24	$26.39	13.98%	$2,639	0.79%	(0.74)%	0%
(4.08)	$23.15	(14.97)%	$3,472	0.79%	(0.78)%	0%
1.54	$27.23	5.98%	$3,403	0.79%	(0.79)%	0%

2.53	$23.49	12.09%	$40,520	0.79%	(0.78)%	0%
(4.32)	$20.96	(17.10)%	$35,627	0.79%	(0.79)%	0%
1.23	$25.28	5.11%	$1,896	0.79%	(0.85)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)
Innovator U.S. Equity Accelerated Plus ETF - January
For the period 11/1/2022 - 4/30/2023	$19.87	(0.08)	1.95		1.87	0.01
For the period 12/31/2021 (d) - 10/31/2022	$24.71	(0.14)	(4.72)		(4.86)	0.02
Innovator U.S. Equity Accelerated Plus ETF - April
For the period 11/1/2022 - 4/30/2023	$24.90	(0.10)	1.99		1.89	0.01
For the year ended 10/31/2022	$28.19	(0.22)	(3.10)	(f)	(3.32)	0.03
For the period 3/31/2021 (d) - 10/31/2021	$25.37	(0.13)	2.94		2.81	0.01
Innovator U.S. Equity Accelerated Plus ETF - July
For the period 11/1/2022 - 4/30/2023	$23.10	(0.09)	3.37		3.28	–	(e)
For the year ended 10/31/2022	$27.11	(0.19)	(3.84)		(4.03)	0.02
For the period 6/30/2021 (d) - 10/31/2021	$25.68	(0.07)	1.49		1.42	0.01
Innovator U.S. Equity Accelerated Plus ETF - October
For the period 11/1/2022 - 4/30/2023	$20.84	(0.08)	2.49		2.41	–	(e)
For the year ended 10/31/2022	$25.30	(0.18)	(4.31)		(4.49)	0.03
For the period 9/30/2021 (d) - 10/31/2021	$24.05	(0.02)	1.27		1.25	–

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Amount represents less than $0.01 per share.
(f)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

each period)	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (c)

1.88	$21.75	9.47%	$11,420	0.79%	(0.78)%	0%
(4.84)	$19.87	(19.59)%	$4,967	0.79%	(0.79)%	0%

1.90	$26.80	7.64%	$4,020	0.79%	(0.77)%	0%
(3.29)	$24.90	(11.67)%	$3,735	0.79%	(0.79)%	0%
2.82	$28.19	11.11%	$8,457	0.79%	(0.79)%	0%

3.28	$26.38	14.21%	$11,870	0.79%	(0.78)%	0%
(4.01)	$23.10	(14.80)%	$12,703	0.79%	(0.79)%	0%
1.43	$27.11	5.56%	$9,488	0.79%	(0.79)%	0%

2.41	$23.25	11.58%	$21,507	0.79%	(0.78)%	0%
(4.46)	$20.84	(17.63)%	$15,108	0.79%	(0.79)%	0%
1.25	$25.30	5.20%	$2,530	0.79%	(0.83)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:				Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)
Innovator U.S. Equity Accelerated 9 Buffer ETF - January
For the period 11/1/2022 - 4/30/2023	$22.00	(0.09)	1.72		1.63	0.01
For the period 12/31/2021 (d) - 10/31/2022	$24.70	(0.15)	(2.57)		(2.72)	0.02
Innovator U.S. Equity Accelerated 9 Buffer ETF - April
For the period 11/1/2022 - 4/30/2023	$25.30	(0.10)	2.58		2.48	0.02
For the year ended 10/31/2022	$27.09	(0.21)	(1.59)		(1.80)	0.01
For the period 3/31/2021 (d) - 10/31/2021	$25.37	(0.12)	1.83		1.71	0.01
Innovator U.S. Equity Accelerated 9 Buffer ETF - July
For the period 11/1/2022 - 4/30/2023	$25.28	(0.10)	2.75		2.65	–	(e)
For the year ended 10/31/2022	$26.49	(0.20)	(1.04)		(1.24)	0.03
For the period 6/30/2021 (d) - 10/31/2021	$25.68	(0.07)	0.87		0.80	0.01
Innovator U.S. Equity Accelerated 9 Buffer ETF - October
For the period 11/1/2022 - 4/30/2023	$22.82	(0.09)	2.20		2.11	–	(e)
For the year ended 10/31/2022	$24.77	(0.19)	(1.80)	(f)	(1.99)	0.04
For the period 9/30/2021 (d) - 10/31/2021	$24.04	(0.02)	0.74		0.72	0.01

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Amount represents less than $0.01 per share.
(f)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

each period)	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (c)

1.64	$23.64	7.45%	$60,871	0.79%	(0.78)%	0%
(2.70)	$22.00	(10.93)%	$14,300	0.79%	(0.79)%	0%

2.50	$27.80	9.88%	$52,818	0.79%	(0.77)%	0%
(1.79)	$25.30	(6.61)%	$19,606	0.79%	(0.79)%	0%
1.72	$27.09	6.77%	$19,639	0.79%	(0.79)%	0%

2.65	$27.93	10.48%	$33,521	0.79%	(0.78)%	0%
(1.21)	$25.28	(4.56)%	$32,237	0.79%	(0.79)%	0%
0.81	$26.49	3.16%	$10,597	0.79%	(0.79)%	0%

2.11	$24.93	9.23%	$49,862	0.79%	(0.78)%	0%
(1.95)	$22.82	(7.85)%	$35,948	0.79%	(0.79)%	0%
0.73	$24.77	3.03%	$4,334	0.79%	(0.82)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Growth Accelerated Plus ETF - January
For the period 11/1/2022 - 4/30/2023	$17.61	(0.07)	1.85	1.78	0.02
For the period 12/31/2021 (d) - 10/31/2022	$25.46	(0.13)	(7.74)	(7.87)	0.02
Innovator Growth Accelerated Plus ETF - April
For the period 11/1/2022 - 4/30/2023	$23.41	(0.09)	3.92	3.83	0.02
For the year ended 10/31/2022	$29.53	(0.22)	(5.90)	(6.12)	–	(e)
For the period 3/31/2021 (d) - 10/31/2021	$25.53	(0.13)	4.11	3.98	0.02
Innovator Growth Accelerated Plus ETF - July
For the period 11/1/2022 - 4/30/2023	$19.99	(0.08)	4.23	4.15	–	(e)
For the year ended 10/31/2022	$27.50	(0.18)	(7.35)	(7.53)	0.02
For the period 6/30/2021 (d) - 10/31/2021	$25.52	(0.07)	2.05	1.98	–
Innovator Growth Accelerated Plus ETF - October
For the period 11/1/2022 - 4/30/2023	$18.52	(0.08)	3.20	3.12	0.01
For the year ended 10/31/2022	$25.70	(0.18)	(7.01)	(7.19)	0.01
For the period 9/30/2021 (d) - 10/31/2021	$24.32	(0.02)	1.40	1.38	–	(e)

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

each period)	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (c)

1.80	$19.41	10.27%	$33,003	0.79%	(0.78)%	0%
(7.85)	$17.61	(30.85)%	$4,401	0.79%	(0.79)%	0%

3.85	$27.26	16.45%	$9,541	0.79%	(0.76)%	0%
(6.12)	$23.41	(20.72)%	$7,023	0.79%	(0.79)%	0%
4.00	$29.53	15.66%	$18,454	0.79%	(0.79)%	0%

4.15	$24.14	20.75%	$7,845	0.79%	(0.78)%	0%
(7.51)	$19.99	(27.30)%	$17,992	0.79%	(0.79)%	0%
1.98	$27.50	7.75%	$8,250	0.79%	(0.79)%	0%

3.13	$21.65	16.91%	$12,450	0.79%	(0.78)%	0%
(7.18)	$18.52	(27.95)%	$6,019	0.79%	(0.79)%	0%
1.38	$25.70	5.69%	$2,570	0.79%	(0.82)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Defined Wealth Shield ETF
For the period 11/1/2022 - 4/30/2023	$26.17	(0.09)	1.31	1.22	0.01
For the year ended 10/31/2022	$25.86	(0.18)	0.46	0.28	0.03
For the period 6/30/2021 (d) - 10/31/2021	$25.69	(0.06)	0.20 (f)	0.14	0.03
Innovator U.S. Equity Accelerated ETF - Quarterly
For the period 11/1/2022 - 4/30/2023	$22.88	(0.10)	4.43	4.33	0.01
For the year ended 10/31/2022	$28.25	(0.20)	(5.19)	(5.39)	0.02
For the period 3/31/2021 (d) - 10/31/2021	$25.37	(0.13)	3.00	2.87	0.01
Innovator Growth Accelerated ETF - Quarterly
For the period 11/1/2022 - 4/30/2023	$21.26	(0.08)	1.95	1.87	–	(e)
For the year ended 10/31/2022	$29.88	(0.20)	(8.43)	(8.63)	0.01
For the period 3/31/2021 (d) - 10/31/2021	$25.53	(0.13)	4.47	4.34	0.01

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Commencement of operations.
(e)	Amount represents less than $0.01 per share.
(f)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

each period)	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (c)

1.23	$27.40	4.68%	$378,056	0.69%	(0.68)%	0%
0.31	$26.17	1.21%	$256,462	0.69%	(0.69)%	0%
0.17	$25.86	0.65%	$29,088	0.69%	(0.69)%	0%

4.34	$27.22	18.95%	$20,412	0.79%	(0.78)%	0%
(5.37)	$22.88	(19.02)%	$11,440	0.79%	(0.79)%	0%
2.88	$28.25	11.37%	$13,421	0.79%	(0.79)%	0%

1.87	$23.13	8.81%	$10,986	0.79%	(0.78)%	0%
(8.62)	$21.26	(28.85)%	$18,067	0.79%	(0.79)%	0%
4.35	$29.88	17.02%	$15,685	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

 Notes to Financial Statements (Unaudited)

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Trust currently consists of multiple operational series, of which forty-three are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator International Developed Power Buffer ETF - January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - July	IJUL	June 28, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - October	IOCT	September 30, 2021	iShares MSCI EAFE ETF
Innovator Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - October	EOCT	September 30, 2021	iShares MSCI Emerging Markets ETF
Innovator Growth-100 Power Buffer ETF - January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - July	NJUL	June 30, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - October	NOCT	September 30, 2019	Invesco QQQ Trust
Innovator U.S. Small Cap Power Buffer ETF - January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - July	KJUL	June 30, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - October	KOCT	September 30, 2019	iShares Russell 2000 ETF
Innovator Double Stacker ETF - January	DSJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker ETF - October	DSOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Triple Stacker ETF - January	TSJA	December 31, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Triple Stacker ETF - October	TSOC	September 30, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust and iShares Russell 2000 ETF
Innovator Double Stacker 9 Buffer ETF - January	DBJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker 9 Buffer ETF - October	DBOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator U.S. Equity Accelerated ETF - January	XDJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - April	XDAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - July	XDJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - October	XDOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - January	XTJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - July	XTJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - October	XTOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - January	XBJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	XBJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - October	XBOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated Plus ETF - January	QTJA	December 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - July	QTJL	June 30, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - October	QTOC	September 30, 2021	Invesco QQQ Trust
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Defined Wealth Shield ETF	BALT	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated ETF - Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Index/Fund
Innovator IBD® 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018	IBD® Breakout Stocks Index
Innovator Deepwater Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator S&P Investment Grade Preferred ETF	EPRF	May 23, 2016	S&P U.S. High Quality Preferred Stock Index
Innovator Laddered Allocation Power Buffer ETF (b)	BUFF	October 19, 2016	Refinitiv Laddered Power Buffer Strategy Index
Innovator Laddered Allocation Buffer ETF (c)	BUFB	February 8, 2022	MerQube U.S. Large Cap Equity Buffer Laddered Index
Innovator Buffer Step-Up Strategy ETF	BSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Power Buffer Step-Up Strategy ETF	PSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Hedged TSLA Strategy ETF	TSLH	July 25, 2022	Tesla, Inc.
Innovator Uncapped Accelerated U.S. Equity ETF	XUSP	August 10, 2022	SPDR S&P 500® ETF Trust
Innovator Equity Managed Floor ETF	SFLR	November 8, 2022	SPDR S&P 500® ETF Trust
Innovator Gradient Tactical Rotation Strategy ETF	IGTR	November 16, 2022	S&P Global Broad Market Index
Innovator U.S. Equity Buffer ETF – January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF – December	BDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF – December	PDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF – December	UDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator Premium Income 10 Barrier ETF - April	APRD	March 31, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - April	APRH	March 31, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - April	APRJ	March 31, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF - April	APRQ	March 31, 2023	S&P 500® Index

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to their shareholders. The Innovator International Developed and Emerging Markets ETFs list and principally trade their shares on NYSE Arca (“NYSE”). All other Innovator ETFs included in this report each, respectively, list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX”).

Each Fund employs a specific “defined outcome strategy.” Defined outcome strategies generally seek to produce pre-determined investment outcomes based upon the performance of an index or one or more underlying securities. The Funds’ pre-determined outcomes (“Outcomes”) are based upon the price performance of a benchmark index or one or more underlying exchange-traded fund (the “Benchmark”) over a period of approximately one year or another predetermined period (“Outcome Period”). The Funds’ investment strategy provides shareholders with participation in any gains experienced by the applicable Benchmark over the course of the Outcome Period, subject to a cap on upside returns (a “Cap”), and, if applicable, a predetermined buffer (a “Buffer”) against Benchmark losses for the Outcome Period. These defined outcomes are managed by purchasing and selling call and put FLexible EXchange Options (“FLEX Options”) to create layers within a Fund’s portfolio. Each Fund’s FLEX Option has the same reference asset and expiration date, with uniquely selected strike prices for the Fund’s Outcome Period. Due to the customizable nature of FLEX Options that allows for specific strike prices to be selected for the same reference asset and expiration date, when each of the FLEX Options expire on the last day of the Outcome Period, the Funds are expected to achieve a Benchmark investment return with the applicable Buffer and Cap investment parameters.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Adviser, as the Trust’s Valuation Designee (“Valuation Designee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Valuation Designee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Valuation Designee.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Exchange-traded option contracts (other than FLEX Option contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Valuation Designee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Valuation Designee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Valuation Designee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic 820, “Fair Value Measurement” (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of April 30, 2023:

IJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$209,360,578	$–	$209,360,578
Short Term Investments	400,014	–	–	400,014
Total Assets	$400,014	$209,360,578	$–	$209,760,592

Liabilities
Options Written	$–	$5,411,768	$–	$5,411,768
Total Liabilities	$–	$5,411,768	$–	$5,411,768

IAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$232,806,209	$–	$232,806,209
Short Term Investments	452,950	–	–	452,950
Total Assets	$452,950	$232,806,209	$–	$233,259,159

Liabilities
Options Written	$–	$8,147,032	$–	$8,147,032
Total Liabilities	$–	$8,147,032	$–	$8,147,032

IJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$111,250,300	$–	$111,250,300
Short Term Investments	189,335	–	–	189,335
Total Assets	$189,335	$111,250,300	$–	$111,439,635

Liabilities
Options Written	$–	$1,357,840	$–	$1,357,840
Total Liabilities	$–	$1,357,840	$–	$1,357,840

IOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$113,990,001	$–	$113,990,001
Short Term Investments	202,834	–	–	202,834
Total Assets	$202,834	$113,990,001	$–	$114,192,835

Liabilities
Options Written	$–	$8,882,047	$–	$8,882,047
Total Liabilities	$–	$8,882,047	$–	$8,882,047

EJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$118,158,145	$–	$118,158,145
Short Term Investments	205,718	–	–	205,718
Total Assets	$205,718	$118,158,145	$–	$118,363,863

Liabilities
Options Written	$–	$2,588,410	$–	$2,588,410
Total Liabilities	$–	$2,588,410	$–	$2,588,410

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

EAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$53,386,170	$–	$53,386,170
Short Term Investments	90,012	–	–	90,012
Total Assets	$90,012	$53,386,170	$–	$53,476,182

Liabilities
Options Written	$–	$2,599,640	$–	$2,599,640
Total Liabilities	$–	$2,599,640	$–	$2,599,640

EJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$91,542,605	$–	$91,542,605
Short Term Investments	164,748	–	–	164,748
Total Assets	$164,748	$91,542,605	$–	$91,707,353

Liabilities
Options Written	$–	$464,656	$–	$464,656
Total Liabilities	$–	$464,656	$–	$464,656

EOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$31,079,947	$–	$31,079,947
Short Term Investments	45,179	–	–	45,179
Total Assets	$45,179	$31,079,947	$–	$31,125,126

Liabilities
Options Written	$–	$433,901	$–	$433,901
Total Liabilities	$–	$433,901	$–	$433,901

NJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$104,643,560	$–	$104,643,560
Short Term Investments	200,063	–	–	200,063
Total Assets	$200,063	$104,643,560	$–	$104,843,623

Liabilities
Options Written	$–	$9,933,700	$–	$9,933,700
Total Liabilities	$–	$9,933,700	$–	$9,933,700

NAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$118,036,069	$–	$118,036,069
Short Term Investments	279,400	–	–	279,400
Total Assets	$279,400	$118,036,069	$–	$118,315,469

Liabilities
Options Written	$–	$6,733,361	$–	$6,733,361
Total Liabilities	$–	$6,733,361	$–	$6,733,361

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

NJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$77,721,533	$–	$77,721,533
Short Term Investments	184,867	–	–	184,867
Total Assets	$184,867	$77,721,533	$–	$77,906,400

Liabilities
Options Written	$–	$1,289,449	$–	$1,289,449
Total Liabilities	$–	$1,289,449	$–	$1,289,449

NOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$90,605,596	$–	$90,605,596
Short Term Investments	203,590	–	–	203,590
Total Assets	$203,590	$90,605,596	$–	$90,809,186

Liabilities
Options Written	$–	$5,232,824	$–	$5,232,824
Total Liabilities	$–	$5,232,824	$–	$5,232,824

KJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$180,332,790	$–	$180,332,790
Short Term Investments	464,809	–	–	464,809
Total Assets	$464,809	$180,332,790	$–	$180,797,599

Liabilities
Options Written	$–	$5,191,324	$–	$5,191,324
Total Liabilities	$–	$5,191,324	$–	$5,191,324

KAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$132,448,951	$–	$132,448,951
Short Term Investments	330,479	–	–	330,479
Total Assets	$330,479	$132,448,951	$–	$132,779,430

Liabilities
Options Written	$–	$6,192,097	$–	$6,192,097
Total Liabilities	$–	$6,192,097	$–	$6,192,097

KJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$69,524,255	$–	$69,524,255
Short Term Investments	177,008	–	–	177,008
Total Assets	$177,008	$69,524,255	$–	$69,701,263

Liabilities
Options Written	$–	$246,289	$–	$246,289
Total Liabilities	$–	$246,289	$–	$246,289

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

KOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$76,897,048	$–	$76,897,048
Short Term Investments	187,894	–	–	187,894
Total Assets	$187,894	$76,897,048	$–	$77,084,942

Liabilities
Options Written	$–	$1,099,009	$–	$1,099,009
Total Liabilities	$–	$1,099,009	$–	$1,099,009

DSJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$3,208,556	$–	$3,208,556
Short Term Investments	18,876	–	–	18,876
Total Assets	$18,876	$3,208,556	$–	$3,227,432

Liabilities
Options Written	$–	$536,824	$–	$536,824
Total Liabilities	$–	$536,824	$–	$536,824

DSOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$5,346,455	$–	$5,346,455
Short Term Investments	18,992	–	–	18,992
Total Assets	$18,992	$5,346,455	$–	$5,365,447

Liabilities
Options Written	$–	$814,466	$–	$814,466
Total Liabilities	$–	$814,466	$–	$814,466

TSJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$6,711,498	$–	$6,711,498
Short Term Investments	51,455	–	–	51,455
Total Assets	$51,455	$6,711,498	$–	$6,762,953

Liabilities
Options Written	$–	$1,564,610	$–	$1,564,610
Total Liabilities	$–	$1,564,610	$–	$1,564,610

TSOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$8,487,569	$–	$8,487,569
Short Term Investments	29,969	–	–	29,969
Total Assets	$29,969	$8,487,569	$–	$8,517,538

Liabilities
Options Written	$–	$1,952,821	$–	$1,952,821
Total Liabilities	$–	$1,952,821	$–	$1,952,821

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

DBJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$8,593,150	$–	$8,593,150
Short Term Investments	20,342	–	–	20,342
Total Assets	$20,342	$8,593,150	$–	$8,613,492

Liabilities
Options Written	$–	$1,797,230	$–	$1,797,230
Total Liabilities	$–	$1,797,230	$–	$1,797,230

DBOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$17,656,218	$–	$17,656,218
Short Term Investments	44,212	–	–	44,212
Total Assets	$44,212	$17,656,218	$–	$17,700,430

Liabilities
Options Written	$–	$3,404,310	$–	$3,404,310
Total Liabilities	$–	$3,404,310	$–	$3,404,310

TBJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$57,567,222	$–	$57,567,222
Short Term Investments	153,957	–	–	153,957
Total Assets	$153,957	$57,567,222	$–	$57,721,179

Liabilities
Options Written	$–	$1,022,929	$–	$1,022,929
Total Liabilities	$–	$1,022,929	$–	$1,022,929

TFJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$7,935,087	$–	$7,935,087
Short Term Investments	11,357	–	–	11,357
Total Assets	$11,357	$7,935,087	$–	$7,946,444

Liabilities
Options Written	$–	$31,627	$–	$31,627
Total Liabilities	$–	$31,627	$–	$31,627

XDJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$11,347,521	$–	$11,347,521
Short Term Investments	41,348	–	–	41,348
Total Assets	$41,348	$11,347,521	$–	$11,388,869

Liabilities
Options Written	$–	$1,009,333	$–	$1,009,333
Total Liabilities	$–	$1,009,333	$–	$1,009,333

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

XDAP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$4,334,968	$–	$4,334,968
Short Term Investments	44,980	–	–	44,980
Total Assets	$44,980	$4,334,968	$–	$4,379,948

Liabilities
Options Written	$–	$322,595	$–	$322,595
Total Liabilities	$–	$322,595	$–	$322,595

XDJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$2,677,703	$–	$2,677,703
Short Term Investments	32,736	–	–	32,736
Total Assets	$32,736	$2,677,703	$–	$2,710,439

Liabilities
Options Written	$–	$70,246	$–	$70,246
Total Liabilities	$–	$70,246	$–	$70,246

XDOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$45,906,710	$–	$45,906,710
Short Term Investments	93,797	–	–	93,797
Total Assets	$93,797	$45,906,710	$–	$46,000,507

Liabilities
Options Written	$–	$5,454,636	$–	$5,454,636
Total Liabilities	$–	$5,454,636	$–	$5,454,636

XTJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$14,007,742	$–	$14,007,742
Short Term Investments	37,798	–	–	37,798
Total Assets	$37,798	$14,007,742	$–	$14,045,540

Liabilities
Options Written	$–	$2,618,683	$–	$2,618,683
Total Liabilities	$–	$2,618,683	$–	$2,618,683

XTAP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$4,729,350	$–	$4,729,350
Short Term Investments	11,528	–	–	11,528
Total Assets	$11,528	$4,729,350	$–	$4,740,878

Liabilities
Options Written	$–	$718,968	$–	$718,968
Total Liabilities	$–	$718,968	$–	$718,968

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

XTJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$13,314,036	$–	$13,314,036
Short Term Investments	17,204	–	–	17,204
Total Assets	$17,204	$13,314,036	$–	$13,331,240

Liabilities
Options Written	$–	$1,453,455	$–	$1,453,455
Total Liabilities	$–	$1,453,455	$–	$1,453,455

XTOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$28,119,444	$–	$28,119,444
Short Term Investments	59,184	–	–	59,184
Total Assets	$59,184	$28,119,444	$–	$28,178,628

Liabilities
Options Written	$–	$6,657,760	$–	$6,657,760
Total Liabilities	$–	$6,657,760	$–	$6,657,760

XBJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$70,235,925	$–	$70,235,925
Short Term Investments	165,000	–	–	165,000
Total Assets	$165,000	$70,235,925	$–	$70,400,925

Liabilities
Options Written	$–	$9,491,931	$–	$9,491,931
Total Liabilities	$–	$9,491,931	$–	$9,491,931

XBAP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$60,034,603	$–	$60,034,603
Short Term Investments	153,945	–	–	153,945
Total Assets	$153,945	$60,034,603	$–	$60,188,548

Liabilities
Options Written	$–	$7,343,666	$–	$7,343,666
Total Liabilities	$–	$7,343,666	$–	$7,343,666

XBJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$35,893,425	$–	$35,893,425
Short Term Investments	97,042	–	–	97,042
Total Assets	$97,042	$35,893,425	$–	$35,990,467

Liabilities
Options Written	$–	$2,448,798	$–	$2,448,798
Total Liabilities	$–	$2,448,798	$–	$2,448,798

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

XBOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$59,547,706	$–	$59,547,706
Short Term Investments	131,520	–	–	131,520
Total Assets	$131,520	$59,547,706	$–	$59,679,226

Liabilities
Options Written	$–	$9,786,101	$–	$9,786,101
Total Liabilities	$–	$9,786,101	$–	$9,786,101

QTJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$49,684,780	$–	$49,684,780
Short Term Investments	106,688	–	–	106,688
Total Assets	$106,688	$49,684,780	$–	$49,791,468

Liabilities
Options Written	$–	$16,768,057	$–	$16,768,057
Total Liabilities	$–	$16,768,057	$–	$16,768,057

QTAP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$11,504,667	$–	$11,504,667
Short Term Investments	32,893	–	–	32,893
Total Assets	$32,893	$11,504,667	$–	$11,537,560

Liabilities
Options Written	$–	$1,993,401	$–	$1,993,401
Total Liabilities	$–	$1,993,401	$–	$1,993,401

QTJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$9,502,303	$–	$9,502,303
Short Term Investments	43,056	–	–	43,056
Total Assets	$43,056	$9,502,303	$–	$9,545,359

Liabilities
Options Written	$–	$1,694,940	$–	$1,694,940
Total Liabilities	$–	$1,694,940	$–	$1,694,940

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

QTOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$17,403,689	$–	$17,403,689
Short Term Investments	18,513	–	–	18,513
Total Assets	$18,513	$17,403,689	$–	$17,422,202

Liabilities
Options Written	$–	$4,964,488	$–	$4,964,488
Total Liabilities	$–	$4,964,488	$–	$4,964,488

BALT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$386,101,620	$–	$386,101,620
Short Term Investments	513,208	–	–	513,208
Total Assets	$513,208	$386,101,620	$–	$386,614,828

Liabilities
Options Written	$–	$8,355,269	$–	$8,355,269
Total Liabilities	$–	$8,355,269	$–	$8,355,269

XDSQ
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$20,910,338	$–	$20,910,338
Short Term Investments	37,276	–	–	37,276
Total Assets	$37,276	$20,910,338	$–	$20,947,614

Liabilities
Options Written	$–	$524,294	$–	$524,294
Total Liabilities	$–	$524,294	$–	$524,294

XDQQ
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$–	$11,258,816	$–	$11,258,816
Short Term Investments	37,761	–	–	37,761
Total Assets	$37,761	$11,258,816	$–	$11,296,577

Liabilities
Options Written	$–	$303,934	$–	$303,934
Total Liabilities	$–	$303,934	$–	$303,934

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

There were no Level 3 investments for the Funds during the period ended April 30, 2023.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

All of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under U.S. GAAP does not apply.

The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of April 30, 2023 are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
IJAN	$209,360,578	$5,411,768
IAPR	232,806,209	8,147,032
IJUL	111,250,300	1,357,840
IOCT	113,990,001	8,882,047
EJAN	118,158,145	2,588,410
EAPR	53,386,170	2,599,640
EJUL	91,542,605	464,656
EOCT	31,079,947	433,901
NJAN	104,643,560	9,933,700
NAPR	118,036,069	6,733,361
NJUL	77,721,533	1,289,449
NOCT	90,605,596	5,232,824
KJAN	180,332,790	5,191,324
KAPR	132,448,951	6,192,097
KJUL	69,524,255	246,289
KOCT	76,897,048	1,099,009
DSJA	3,208,556	536,824
DSOC	5,346,455	814,466
TSJA	6,711,498	1,564,610
TSOC	8,487,569	1,952,821
DBJA	8,593,150	1,797,230
DBOC	17,656,218	3,404,310
TBJL	57,567,222	1,022,929
TFJL	7,935,087	31,627
XDJA	11,347,521	1,009,333
XDAP	4,334,968	322,595
XDJL	2,677,703	70,246
XDOC	45,906,710	5,454,636
XTJA	14,007,742	2,618,683
XTAP	4,729,350	718,968
XTJL	13,314,036	1,453,455
XTOC	28,119,444	6,657,760
XBJA	70,235,925	9,491,931
XBAP	60,034,603	7,343,666
XBJL	35,893,425	2,448,798
XBOC	59,547,706	9,786,101
QTJA	49,684,780	16,768,057
QTAP	11,504,667	1,993,401
QTJL	9,502,303	1,694,940
QTOC	17,403,689	4,964,488
BALT	386,101,620	8,355,269
XDSQ	20,910,338	524,294
XDQQ	11,258,816	303,934

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2023:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Investments	Investments in-kind	Options written	Options written in-kind
IJAN	$(7,308,102)	$3,666,110	$1,268,767	$1,472,356
IAPR	(3,182,280)	3,000,821	190,430	2,554,451
IJUL	2,945,241	6,338,581	627,247	1,396,142
IOCT	(26,528)	1,971,228	(306,362)	151,894
EJAN	(9,799,972)	4,866,883	(1,453,287)	909,201
EAPR	(3,306,328)	806,691	986,887	1,258,597
EJUL	(381,531)	1,272,353	9,558	639,367
EOCT	(164,060)	298,874	(20,554)	104,717
NJAN	(17,903,067)	11,204,272	(10,941,588)	2,044,095
NAPR	(5,014,327)	1,884,434	2,643,158	2,638,387
NJUL	(2,642,387)	1,266,781	1,734,656	2,146,250
NOCT	34,329	794,641	126,593	402,153
KJAN	(11,223,553)	5,712,983	(343,566)	1,801,239
KAPR	(7,066,910)	92,917	3,616,040	2,864,246
KJUL	(661,579)	774,746	86,665	625,224
KOCT	(596,959)	114,596	52,503	104,836
DSJA	(990,401)	–	311,771	–
DSOC	–	–	–	–
TSJA	(2,380,531)	(235,116)	1,034,354	126,077
TSOC	33,782	–	(24,409)	–
DBJA	(908,574)	100,498	357,217	94,020
DBOC	25,555	105,566	(30,367)	5,017
TBJL	(18,095)	–	(1,341)	–
TFJL	(346,774)	533,899	143,103	147,848
XDJA	(812,673)	(69,626)	37,812	115,083
XDAP	(632,992)	(166,785)	112,625	221,255
XDJL	(10,501)	45,576	(605)	4,969
XDOC	(1,379)	139,271	(7,907)	(31,325)
XTJA	(1,692,812)	82,855	393,975	(22,276)
XTAP	(751,765)	(438,819)	476,178	230,989
XTJL	(11,076)	183,479	8,787	229,720
XTOC	(11,310)	298,417	(11,523)	97,432
XBJA	(2,744,763)	937,588	(600,877)	605,556
XBAP	(3,114,220)	(320,806)	1,062,111	1,592,722
XBJL	(49,868)	87,817	6,592	850,831
XBOC	(8,229)	245,577	(9,372)	173,843
QTJA	(2,794,162)	–	354,086	–
QTAP	(2,977,730)	(673,712)	1,611,323	320,052
QTJL	(665,223)	(494,909)	64,440	1,925,141
QTOC	3,558	100,816	(5,022)	4,125
BALT	7,294,729	8,111,661	(2,766,275)	4,172,422
XDSQ	2,092,057	167,612	468,861	(37,112)
XDQQ	2,013,357	560,695	(1,043,037)	(218,985)

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Investments	Options written
IJAN	$13,099,661	$6,304,452
IAPR	2,866,940	582,350
IJUL	17,473,334	2,470,674
IOCT	18,037,820	(4,085,659)
EJAN	4,305,261	8,212,461
EAPR	2,666,386	1,611,623
EJUL	(158,610)	4,122,635
EOCT	2,281,367	1,316,841
NJAN	20,591,611	2,974,419
NAPR	3,844,617	948,711
NJUL	9,267,360	1,369,318
NOCT	8,314,060	1,693,056
KJAN	(186,104)	3,991,281
KAPR	4,772,434	(1,438,400)
KJUL	(5,352,709)	4,847,326
KOCT	(3,874,431)	6,484,569
DSJA	1,544,529	(561,614)
DSOC	678,896	(135,429)
TSJA	3,612,354	(1,679,857)
TSOC	408,456	205,791
DBJA	2,041,252	(1,088,297)
DBOC	1,556,636	(247,964)
TBJL	304,702	4,083,582
TFJL	513,720	(179,353)
XDJA	1,862,769	(323,032)
XDAP	1,071,177	(338,624)
XDJL	195,621	115,129
XDOC	3,927,528	477,949
XTJA	3,092,816	(921,523)
XTAP	1,407,687	(708,523)
XTJL	1,012,403	318,559
XTOC	1,919,534	(149,804)
XBJA	5,281,191	(109,652)
XBAP	4,121,340	(1,141,900)
XBJL	1,040,500	1,574,301
XBOC	3,139,475	784,668
QTJA	11,999,209	(7,073,526)
QTAP	4,263,364	(1,973,494)
QTJL	3,121,671	(1,855,064)
QTOC	3,367,904	(1,796,127)
BALT	(10,156,017)	8,998,502
XDSQ	(1,001,592)	837,470
XDQQ	(902,082)	389,747

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The average volume of derivative activity during the period ended April 30, 2023, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
IJAN	$146,932,020	$(4,670,125)
IAPR	101,245,613	(2,580,112)
IJUL	164,553,011	(4,264,934)
IOCT	117,257,424	(8,622,406)
EJAN	88,483,655	(3,277,144)
EAPR	39,389,499	(1,672,207)
EJUL	82,914,265	(1,371,733)
EOCT	34,164,445	(1,469,660)
NJAN	96,807,583	(8,648,382)
NAPR	65,066,169	(4,301,703)
NJUL	105,050,206	(3,294,144)
NOCT	97,570,666	(5,678,348)
KJAN	140,848,804	(6,236,471)
KAPR	92,827,019	(3,047,730)
KJUL	78,634,499	(2,294,098)
KOCT	88,915,670	(4,023,696)
DSJA	3,007,867	(353,458)
DSOC	4,975,325	(679,863)
TSJA	6,491,011	(1,271,146)
TSOC	8,116,218	(1,945,569)
DBJA	8,812,761	(1,476,247)
DBOC	17,374,277	(3,091,019)
TBJL	52,820,617	(2,243,902)
TFJL	7,424,742	(52,971)
XDJA	8,472,349	(675,602)
XDAP	3,561,826	(99,530)
XDJL	2,575,390	(118,852)
XDOC	43,878,688	(5,395,421)
XTJA	11,004,560	(1,823,816)
XTAP	3,430,839	(201,094)
XTJL	14,536,907	(1,820,081)
XTOC	26,251,083	(6,132,809)
XBJA	47,226,429	(6,212,481)
XBAP	25,362,413	(2,257,817)
XBJL	37,501,445	(3,362,137)
XBOC	57,255,189	(9,662,950)
QTJA	26,307,359	(7,936,362)
QTAP	5,737,787	(488,544)
QTJL	12,872,104	(1,840,975)
QTOC	13,424,112	(3,299,353)
BALT	336,779,800	(14,454,513)
XDSQ	15,596,007	(831,877)
XDQQ	14,824,484	(1,088,220)

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the period ended April 30, 2023, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. As of April 30, 2023, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since inception.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share.  For the year or period ended October 31, 2022, the Funds made the following permanent book-to-tax reclassifications due to deemed distributions, net operating losses, and redemption in-kind transactions:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
IJAN	$(6,859,436)	$6,859,436
IAPR	(1,582,655)	1,582,655
IJUL	(10,925,880)	10,925,880
IOCT	(174,292)	174,292
EJAN	1,540,336	(1,540,336)
EAPR	(3,220,258)	3,220,258
EJUL	(6,595,221)	6,595,221
EOCT	(96,774)	96,774
NJAN	(22,629,861)	22,629,861
NAPR	(5,099,640)	5,099,640
NJUL	(9,069,301)	9,069,301
NOCT	(767,941)	767,941
KJAN	(18,503,230)	18,503,230
KAPR	(7,804,265)	7,804,265
KJUL	(11,852,758)	11,852,758
KOCT	(354,251)	354,251
DSJA	(1,689,424)	1,689,424
DSOC	59,974	(59,974)
TSJA	(13,052,901)	13,052,901
TSOC	(161,467)	161,467
DBJA	(4,628,219)	4,628,219
DBOC	104,027	(104,027)
TBJL	(745,914)	745,914
TFJL	76,042	(76,042)
XDJA	-	-
XDAP	(767,169)	767,169
XDJL	(608,206)	608,206
XDOC	6,444	(6,444)
XTJA	5,447	(5,447)
XTAP	(2,446,354)	2,446,354
XTJL	(2,319,729)	2,319,729
XTOC	(58,560)	58,560
XBJA	(803,359)	803,359
XBAP	(2,338,191)	2,338,191
XBJL	(4,036,977)	4,036,977
XBOC	(1,710,721)	1,710,721
QTJA	56,791	(56,791)
QTAP	(4,491,711)	4,491,711
QTJL	(2,751,220)	2,751,220
QTOC	(32,136)	32,136
BALT	(24,450,011)	24,450,011
XDSQ	(2,088,648)	2,088,648
XDQQ	(2,038,586)	2,038,586

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date.  The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income, if any, is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day-to-day management of the Funds.

Pursuant to the Advisory Agreement, IJAN, IAPR, IJUL, and IOCT each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.85%, EJAN, EAPR, EJUL and EOCT each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.89%, BALT pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.69%. All other Innovator ETFs included in this report each, respectively, pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of each Fund at the annual rate of 0.79%. During the term of the Advisory Agreement, the Adviser pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Milliman Financial Risk Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee, based on the Funds’ average daily net assets, for the services and facilities it provides payable on a monthly basis.

Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

4.	INVESTMENT TRANSACTIONS

For the period ended April 30, 2023, there were no purchases or proceeds from long-term sales of investment securities.

For the period ended April 30, 2023, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind	In-Kind
	Creations	Redemptions
IJAN	$-	$13,116,329
IAPR	-	22,499,162
IJUL	-	35,038,959
IOCT	-	10,510,360
EJAN	-	36,560,140
EAPR	-	3,510,186
EJUL	-	10,431,936
EOCT	-	2,424,323
NJAN	-	25,126,782
NAPR	-	9,293,233
NJUL	-	17,997,678
NOCT	-	8,722,031
KJAN	-	15,674,668
KAPR	-	2,458,621
KJUL	-	9,221,588
KOCT	-	1,360,872
DSJA	-	-
DSOC	-	-
TSJA	-	565,052
TSOC	-	-
DBJA	-	729,756
DBOC	-	1,005,507
TBJL	-	-
TFJL	-	10,231,928
XDJA	-	504,703
XDAP	-	604,883
XDJL	-	1,274,650
XDOC	-	1,314,671
XTJA	-	747,764
XTAP	-	1,233,199
XTJL	-	3,002,263
XTOC	-	2,421,926
XBJA	-	5,021,277
XBAP	-	6,336,584
XBJL	-	5,934,198
XBOC	-	2,366,091
QTJA	-	-
QTAP	-	1,157,517
QTJL	-	13,129,861
QTOC	-	750,160
BALT	-	198,682,736
XDSQ	-	1,446,530
XDQQ	-	12,085,350

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

5.         CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

6.	FEDERAL INCOME TAX INFORMATION

At October 31, 2022, the cost of investments including options written and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
IJAN	$73,864,650	$14,176,153	$(22,306,234)	$(8,130,081)
IAPR	44,492,842	5,134,901	(6,355,605)	(1,220,704)
IJUL	190,670,252	1,102,504	(2,886,204)	(1,783,700)
IOCT	91,830,185	5,914,227	(3,342,496)	2,571,731
EJAN	66,999,880	16,616,465	(27,657,843)	(11,041,378)
EAPR	35,208,394	5,447,738	(9,973,618)	(4,525,880)
EJUL	58,141,481	4,009,097	(7,467,532)	(3,458,435)
EOCT	26,165,595	459,404	(980,717)	(521,313)
NJAN	96,064,293	23,736,429	(36,968,071)	(13,231,642)
NAPR	56,689,672	10,514,872	(14,303,428)	(3,788,556)
NJUL	117,742,041	4,567,585	(3,873,021)	694,564
NOCT	79,828,058	3,203,602	(2,019,778)	1,183,824
KJAN	82,975,905	9,896,078	(13,309,092)	(3,413,014)
KAPR	88,721,893	3,308,950	(7,131,730)	(3,822,780)
KJUL	74,893,690	7,601,640	(4,111,423)	3,490,217
KOCT	70,381,497	6,381,980	(3,822,477)	2,559,503
DSJA	3,728,933	311,867	(1,008,792)	(696,925)
DSOC	3,852,784	378,431	(207,536)	170,895
TSJA	7,373,515	1,298,974	(2,678,978)	(1,380,004)
TSOC	5,045,371	881,849	(647,743)	234,106
DBJA	8,468,225	1,470,789	(1,744,724)	(273,935)
DBOC	13,905,328	1,677,280	(1,223,233)	454,047
TBJL	33,648,067	1,429,756	(2,860,264)	(1,430,508)
TFJL	20,676,368	439,064	(759,413)	(320,349)
XDJA	4,698,870	152,506	(875,260)	(722,754)
XDAP	4,408,101	323,244	(973,666)	(650,422)
XDJL	3,474,178	12,613	(11,544)	1,069
XDOC	33,716,894	4,461,683	(2,529,077)	1,932,606
XTJA	6,242,720	395,615	(1,667,680)	(1,272,065)
XTAP	4,369,491	678,846	(1,311,317)	(632,471)
XTJL	12,596,112	347,847	(230,826)	117,021
XTOC	14,434,281	2,275,838	(1,595,532)	680,306
XBJA	16,235,570	1,526,457	(3,452,551)	(1,926,094)
XBAP	21,916,003	3,010,963	(5,305,842)	(2,294,879)
XBJL	34,023,711	939,189	(2,700,883)	(1,761,694)
XBOC	34,895,037	3,852,525	(2,805,504)	1,047,021
QTJA	6,734,237	354,148	(2,684,112)	(2,329,964)
QTAP	9,183,018	1,900,625	(4,056,443)	(2,155,818)
QTJL	19,251,453	1,631,063	(2,878,515)	(1,247,452)
QTOC	5,853,448	446,921	(278,305)	168,616
BALT	252,661,367	20,562,185	(16,639,001)	3,923,184
XDSQ	10,797,485	1,321,326	(671,581)	649,745
XDQQ	17,400,073	843,330	(164,456)	678,874

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

At October 31, 2022, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Undistributed Net Ordinary Income	Unrealized Appreciation / (Depreciation) on Investments	Total Distributable Earnings /(Accumulated Deficit)
IJAN	$(5,260,128)	$-	$-	$(8,130,081)	$(13,390,209)
IAPR	(7,451,944)	-	-	(1,220,704)	(8,672,648)
IJUL	(15,337,226)	-	-	(1,783,700)	(17,120,926)
IOCT	(2,510,557)	-	-	2,571,731	61,174
EJAN	(3,996,921)	-	-	(11,041,378)	(15,038,299)
EAPR	(5,181,808)	-	-	(4,525,880)	(9,707,688)
EJUL	(13,281,445)	-	-	(3,458,435)	(16,739,880)
EOCT	(1,510,830)	-	-	(521,313)	(2,032,143)
NJAN	(18,931,417)	-	-	(13,231,642)	(32,163,059)
NAPR	(4,693,817)	-	-	(3,788,556)	(8,482,373)
NJUL	(14,774,292)	-	-	694,564	(14,079,728)
NOCT	(7,718,348)	-	-	1,183,824	(6,534,524)
KJAN	(12,825,732)	-	-	(3,413,014)	(16,238,746)
KAPR	(7,571,828)	-	-	(3,822,780)	(11,394,608)
KJUL	(19,228,696)	-	-	3,490,217	(15,738,479)
KOCT	(5,258,504)	-	-	2,559,503	(2,699,001)
DSJA	(1,295,762)	-	-	(696,925)	(1,992,687)
DSOC	(6,732,479)	-	-	170,895	(6,561,584)
TSJA	(11,362,783)	-	-	(1,380,004)	(12,742,787)
TSOC	(9,656,646)	-	-	234,106	(9,422,540)
DBJA	(5,190,471)	-	-	(273,935)	(5,464,406)
DBOC	(16,230,797)	-	-	454,047	(15,776,750)
TBJL	(1,970,507)	-	-	(1,430,508)	(3,401,015)
TFJL	(2,241,374)	-	-	(320,349)	(2,561,723)
XDJA	(24,163)	-	-	(722,754)	(746,917)
XDAP	-	-	-	(650,422)	(650,422)
XDJL	(1,403,351)	-	-	1,069	(1,402,282)
XDOC	(7,673,899)	-	-	1,932,606	(5,741,293)
XTJA	(38,272)	-	-	(1,272,065)	(1,310,337)
XTAP	(1,292,112)	-	-	(632,471)	(1,924,583)
XTJL	(5,142,136)	-	-	117,021	(5,025,115)
XTOC	(1,675,767)	-	-	680,306	(995,461)
XBJA	(85,724)	-	-	(1,926,094)	(2,011,818)
XBAP	(1,370,363)	-	-	(2,294,879)	(3,665,242)
XBJL	(3,926,248)	-	-	(1,761,694)	(5,687,942)
XBOC	(2,830,271)	-	-	1,047,021	(1,783,250)
QTJA	(44,573)	-	-	(2,329,964)	(2,374,537)
QTAP	(4,380,261)	-	-	(2,155,818)	(6,536,079)
QTJL	(6,534,621)	-	-	(1,247,452)	(7,782,073)
QTOC	(1,706,844)	-	-	168,616	(1,538,228)
BALT	(25,251,042)	-	-	3,923,184	(21,327,858)
XDSQ	(4,968,833)	-	-	649,745	(4,319,088)
XDQQ	(6,943,105)	-	-	678,874	(6,264,231)

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. At October 31, 2022, the Funds deferred the following qualified late year ordinary losses:

Late Year Ordinary Losses
IJAN	$554,087
IAPR	371,799
IJUL	600,381
IOCT	147,726
EJAN	597,590
EAPR	290,648
EJUL	275,632
EOCT	69,926
NJAN	722,722
NAPR	346,461
NJUL	489,461
NOCT	413,710
KJAN	742,063
KAPR	562,807
KJUL	414,930
KOCT	265,090
DSJA	29,801
DSOC	43,618
TSJA	87,124
TSOC	59,346
DBJA	73,260
DBOC	114,227
TBJL	52,455
TFJL	55,023
XDJA	24,162
XDAP	-
XDJL	32,216
XDOC	69,222
XTJA	38,272
XTAP	64,063
XTJL	92,612
XTOC	46,259
XBJA	85,724
XBAP	157,081
XBJL	143,487
XBOC	61,513
QTJA	44,573
QTAP	78,357
QTJL	92,227
QTOC	31,329
BALT	756,826
XDSQ	73,320
XDQQ	95,278

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

At October 31, 2022, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	Indefinite Short-Term	Indefinite Long-Term
IJAN	$4,706,041	$-
IAPR	7,080,146	-
IJUL	14,736,846	-
IOCT	2,362,833	-
EJAN	3,399,331	-
EAPR	4,891,158	-
EJUL	11,928,277	1,077,537
EOCT	1,440,904	-
NJAN	18,208,696	-
NAPR	4,347,357	-
NJUL	14,284,830	-
NOCT	7,304,638	-
KJAN	12,083,667	-
KAPR	7,009,021	-
KJUL	18,813,767	-
KOCT	4,993,414	-
DSJA	1,265,962	-
DSOC	6,688,860	-
TSJA	11,275,660	-
TSOC	9,597,302	-
DBJA	5,117,214	-
DBOC	16,116,570	-
TBJL	1,918,050	-
TFJL	2,186,352	-
XDJA	-	-
XDAP	-	-
XDJL	1,371,136	-
XDOC	7,604,677	-
XTJA	-	-
XTAP	1,228,048	-
XTJL	5,049,521	-
XTOC	1,629,507	-
XBJA	-	-
XBAP	1,213,282	-
XBJL	3,782,761	-
XBOC	2,768,758	-
QTJA	-	-
QTAP	4,301,905	-
QTJL	6,442,393	-
QTOC	1,675,514	-
BALT	24,494,216	-
XDSQ	4,895,511	-
XDQQ	6,847,827	-

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2022, no capital loss carryforwards available were utilized.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The Funds did not pay any distributions during the fiscal years or periods ended October 31, 2022 and October 31, 2021, respectively.

7. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal (2001-present), Chief Executive Officer (2019-present), President (2001-2019), Timothy Financial Counsel, Inc.	95	Tortazo, LLC (2018-present)
Joe Stowell 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015-present).	95	Board of Advisors, Westmont College (2016-2021).
Brian J. Wildman 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019-present); Executive Vice President, Consumer Banking (2016-2019), Chief Risk Officer (2013-2016), MB Financial Bank.	95	Missionary Furlough Homes, Inc. (since 2008); MB Financial Bank (2003-2019).

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017-present).	95	None
Officers
John W. Southard, Jr. 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1969	Vice President, Secretary and Assistant Treasurer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017-present); Director and Co-Founder, T2 Capital Management, LLC (2010-present).	95	Independent Trustee, ETF Managers Group, LLC (2012-2018)
Kathleen Meyer 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1964	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2022	Chief Financial Officer, Innovator Capital Management, LLC (2018–present).	95	None
Kevin P. Hourihan 3 Canal Plaza 3rd Floor Portland, ME 04101 Year of Birth: 1978	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2023	Senior Principal Consultant, Fund Chief Compliance Officer, ACA Global, LLC (since 2022); Chief Compliance Officer, Ashmore Funds (2017-2022); Chief Compliance Officer, Ashmore Investment Management (US) Corp (2014-2022); Chief Compliance Officer, Ashmore Equities Investment Management (2015-2019).	95	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1. INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.

2.	PROXY VOTING POLICIES AND PROCEDURES

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.	INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4.	HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account.  You may change your status at any time.

5.	ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

6.	TAX NOTICE

For the fiscal year ended October 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the taxable year ended October 31, 2022, the percentage of ordinary income dividends paid by the Funds that qualify for the dividends received deduction available to corporations was 0.00%.

For the taxable year ended October 31, 2022, the percentage of ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) was 0.00%.

7. LIQUIDITY RISK MANAGEMENT PROGRAM

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Innovator ETFs Trust (“Trust”), on behalf of each of its series (each a “Fund” and, collectively, the “Funds”), has established a liquidity risk management program to govern the Funds’ approach to managing liquidity risk (the “Program”). The Program is overseen by the Trust’s Valuation Committee as the Program Administrator, a committee comprised of representatives of the Trust’s investment adviser, Innovator Capital Management LLC and representatives of Milliman Financial Risk Management LLC, the sub-adviser for certain of the Funds (the “Committee”). The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to administer the Program.

The Program’s principal objectives include supporting the Funds’ compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and re-classification of certain Funds’ investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on September 13, 2022, the Trustees received a written report from the Committee regarding the design and operational effectiveness of the Program which has been in operation since September 2019. The Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage the Funds’ liquidity risk and has operated adequately and effectively to manage the Funds’ liquidity risk since implementation. The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee also noted no Fund has filed a Form N-LIQUID with the SEC.

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street

Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Milliman Financial Risk Management, LLC

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

320 South Canal Street, 27th Floor

Chicago, IL 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

(b)	N/A

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Innovator ETFs Trust

By (Signature and Title)* /s/ Bruce Bond

Bruce Bond, Principal Executive Officer

Date 6/29/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce Bond

Bruce Bond, Principal Executive Officer

Date 6/29/2023

By (Signature and Title)* /s/ Kathleen Meyer

Kathleen Meyer, Principal Financial Officer

Date 6/29/2023

* Print the name and title of each signing officer under his or her signature.